PROSPECTUS
MAY 1, 2007
SUN LIFE FINANCIAL MASTERS® FLEX

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):

Large-Cap Equity Funds	Emerging Markets Bond Fund
Columbia Marsico 21st Century Fund, Variable Series -	PIMCO VIT Emerging Markets Bond Portfolio -
B Class	Admin. Class
Columbia Marsico Growth Fund, Variable Series -	International/Global Small/Mid-Cap Equity Funds
B Class	First Eagle Overseas Variable Series
Mutual Shares Securities Fund - Class 2	Mid-Cap Equity Funds
Lord Abbett Series Fund All Value Portfolio - Class VC	Lord Abbett Series Fund Mid-Cap Value Portfolio
Lord Abbett Series Fund Growth & Income Portfolio -	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Class VC	Lord Abbett Series Fund Growth Opportunities
MFS®/ Sun Life Core Equity Series - S Class	Portfolio - Class VC
MFS®/ Sun Life Value Series - S Class	Small-Cap Equity Funds
Oppenheimer Capital Appreciation Fund/VA -	Franklin Small Cap Value Securities Fund - Class 2
Service Shares	SCSM Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Fund®/VA - Service Shares	- S Class
SCSM Davis Venture Value Fund - S Class	Multi-Cap Equity Funds
SCSM FI Large Cap Growth Fund - S Class	Sun Capital® All Cap Fund - S Class
Van Kampen LIT Comstock II Fund	Specialty Sector Equity Funds
Asset Allocation Funds	MFS®/ Sun Life Utilities Series - S Class
Fidelity® VIP Balanced Portfolio - Service Class 2	Specialty Sector Commodity Funds
Franklin Income Securities Fund - Class 2	PIMCO VIT CommodityRealReturn Strategy
MFS®/ Sun Life Total Return Series - S Class	Portfolio - Admin. Class
PIMCO VIT All Asset Portfolio - Admin. Class	Real Estate Equity Funds
Oppenheimer Balanced Fund/VA - Service Shares	Sun Capital Real Estate Fund® - S Class
International/Global Equity Funds	Short-Term Bond Funds
Columbia Marsico International Opportunities	PIMCO VIT Low Duration Portfolio - Admin. Class
Fund, Variable Series - B Class	Multi-Sector Bond Funds
Templeton Foreign Securities Fund - Class 2	Franklin Strategic Income Securities Fund - Class 2
Templeton Growth Securities Fund - Class 2	Intermediate-Term Bond Funds
MFS®/ Sun Life International Growth Series - S Class	MFS®/ Sun Life Bond Series - S Class
MFS®/ Sun Life International Value Series - S Class	MFS®/ Sun Life Government Securities Series -
MFS®/ Sun Life Research International Series - S Class	S Class
Oppenheimer Global Securities Fund/VA -	PIMCO VIT Total Return Portfolio - Admin. Class
Service Shares	Sun Capital Investment Grade Bond Fund® -
Target Date Funds	S Class
Fidelity® VIP Freedom 2010 Portfolio - Service Class 2	Inflation-Protected Bond Funds
Fidelity® VIP Freedom 2015 Portfolio - Service Class 2	PIMCO VIT Real Return Portfolio - Admin. Class
Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	High Yield Bond Funds
Emerging Markets Equity Funds	MFS®/ Sun Life High Yield Series - S Class
Templeton Developing Markets Securities Fund -	Money Market Funds
Class 2	MFS®/ Sun Life Money Market Series - S Class

Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Variable Funds Trust. Columbia Management Advisors, LLC, advises the Columbia Funds (with Marsico Capital Management, LLC, sub-advising the Columbia Marsico Funds). Fidelity® Management & Research Company advises Fidelity VIP Balanced Portfolio and Fidelity VIP Mid Cap Portfolio (with Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited serving as sub-advisers). Franklin® Advisers, Inc. advises Franklin Small Cap Value Securities Fund, Franklin Income Securities Fund and Franklin Strategic Income Securities Fund. Franklin® Mutual Advisers, LLC advises Mutual Shares Securities Fund. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS®/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Strategic Advisers®, Inc. advises the Fidelity VIP Freedom Portfolios. Sun Capital Advisers LLC, our affiliate, advises the Sun Capital Funds; SCSM Davis Venture Value Fund (sub-advised by Davis Advisors); SC FI Large Cap Growth Fund (sub-advised by Pyramis Global Advisors, LLC) SCSM Oppenheimer Main Street Small Cap Fund (sub-advised by OppenheimerFunds, Inc.). Templeton® Asset Management Ltd. advises the Templeton Developing Markets Securities Fund. Templeton® Investment Counsel, LLC advises Templeton Foreign Securities Fund and Templeton Growth Securities Fund. Van Kampen Asset Management advises the Van Kampen LIT Fund.

Please refer to the appendix entitled "Previously Available Investment Options" for information about certain Funds that are no longer available in connection with new Contracts being issued, but that are still available under certain Contracts that are already outstanding.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2007 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 77 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

SPECIAL TERMS
PRODUCT HIGHLIGHTS
FEES AND EXPENSES
EXAMPLE
CONDENSED FINANCIAL INFORMATION
THE ANNUITY CONTRACT
COMMUNICATING TO US ABOUT YOUR CONTRACT
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
THE VARIABLE ACCOUNT
VARIABLE ACCOUNT OPTIONS: THE FUNDS
THE FIXED ACCOUNT
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS
THE ACCUMULATION PHASE
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates
Other Programs
WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT
Cash Withdrawals
Withdrawal Charge
Types of Withdrawals not Subject to Withdrawal Charge
Market Value Adjustment
CONTRACT CHARGES
Account Fee
Administrative Expense Charge and Distribution Fee
Mortality and Expense Risk Charge
Charges for Optional Benefit Riders
Premium Taxes
Fund Expenses
Modification in the Case of Group Contracts
OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUSSM
Designated Funds
Guaranteed Minimum Accumulation Benefit ("AB") Plan
Guaranteed Minimum Withdrawal Benefit ("WB") Plan
Cost of the Secured Returns for Life Plus Benefit
Withdrawals Under the Secured Returns for Life Plus Benefit
Annuitization Under the WB Plan
Cancellation of the Secured Returns for Life Plus Benefit
Revocation of the Secured Returns for Life Plus Benefit
Step-Up
Subsequent Purchase Payments After a Step-Up
Renewal of the Secured Returns for Life Plus Benefit
Refund of Secured Returns for Life Plus Charges Under the AB Plan
Death of the Covered Person Under the AB Plan
Death of the Covered Person Under the WB Plan
Certain Tax Considerations
OPTIONAL LIVING BENEFIT RIDER: Income ON DemandSM BENEFIT
Determining Your Income Benefit Base
Determining Your Stored Income Balance
How the Income ON Demand Benefit Works
Withdrawals Under the Income ON Demand Benefit
Cost of the Income ON Demand Benefit
Tenth-Year Credit
Step-Up Under the Income ON Demand Benefit
Designated Funds
Joint-Life Coverage
Cancellation of the Income ON Demand Benefit
Death of the Covered Person Under the Income ON Demand Benefit
Annuitization Under the Income ON Demand Benefit
Certain Tax Considerations
OPTIONAL LIVING BENEFIT RIDER: RETIREMENT ASSET PROTECTORSM
Cost of the Retirement Asset Protector Rider
How the Retirement Asset Protector Rider Works
Withdrawals Under the Retirement Asset Protector Rider
Step-Up Under the Retirement Asset Protector Rider
Renewal of the Retirement Asset Protector Rider
Designated Funds
Cancellation of the Retirement Asset Protector Rider
Death of the Covered Person Under the Retirement Asset Protector Rider
Certain Tax Considerations
BUILD YOUR PORTFOLIO
TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS
Tax Issues Under the Secured Returns for Life Plus Benefit
Tax Issues Under the Income ON Demand Benefit
Tax Issues Under the Retirement Asset Protector Rider
DEATH BENEFIT
Amount of Death Benefit
The Basic Death Benefit
Optional Death Benefit Riders
Spousal Continuance
Calculating the Death Benefit
Method of Paying Death Benefit
Non-Qualified Contracts
Selection and Change of Beneficiary
Payment of Death Benefit
THE INCOME PHASE - ANNUITY PROVISIONS
Selection of Annuitant(s)
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
OTHER CONTRACT PROVISIONS
Exercise of Contract Rights
Change of Ownership
Voting of Fund Shares
Reports to Owners
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Discontinuance of New Participants
Reservation of Rights
Right to Return
TAX CONSIDERATIONS
U.S. Federal Income Tax Considerations
Puerto Rico Tax Considerations
ADMINISTRATION OF THE CONTRACT
DISTRIBUTION OF THE CONTRACT
AVAILABLE INFORMATION
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
STATE REGULATION
LEGAL PROCEEDINGS
FINANCIAL STATEMENTS
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A - GLOSSARY
APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES & MARKET VALUE ADJUSTMENT
APPENDIX C - OPTIONAL DEATH BENEFIT EXAMPLES
APPENDIX D - SECURED RETURNS FOR LIFE BENEFIT
APPENDIX E - PREVIOUSLY AVAILABLE INVESTMENT OPTIONS
APPENDIX F - SECURED RETURNS BENEFIT
APPENDIX G - SECURED RETURNS 2 BENEFIT
APPENDIX H - SECURED RETURNS FOR LIFE PLUS BENEFIT EXAMPLES
APPENDIX I - BUILD YOUR PORTFOLIO
APPENDIX J - CONDENSED FINANCIAL INFORMATION

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Sun Life Financial Masters® Flex Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among the Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate securities portfolio of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.30% of the average daily value of the Contract invested in the Variable Account. If you purchase your Contract prior to March 5, 2007 and you were age 76 or older on the Open Date, we deduct a mortality and expense risk charge at an annual rate of 1.50% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge at an annual rate of 0.15% of the average daily value and a distribution fee at an annual rate of 0.20% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free fund transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% and declines to 0% after the Purchase Payment has been in the Contract for four years.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from an annual rate of 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

If you elect an optional living benefit rider, we will assess a periodic charge at a rate that differs among the optional living benefit riders. Currently, however, the annual amount of the charge in no case exceeds 0.85% of the highest Account Value (or other benefit base for the rider in question) during the year.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

Optional Living Benefit Riders

At issue, you may choose to participate in one of three optional living benefits available under your Contract. Each option provides the living benefits guarantee in a different way:

●	Secured Returns for Life Plus offers a choice between a guaranteed minimum accumulation benefit ("GMAB") and a guaranteed minimum withdrawal benefit ("GMWB").

●
The Income ON Demand Benefit offers an income storage benefit ("ISB") rider that differs from Secured Returns for Life Plus in that, among other things, it allows you to store the annual withdrawal payments, rather than requiring you to take the payments or lose them.

●	The Retirement Asset Protector Rider offers a stand-alone GMAB.

The optional living benefits are available only if you are age 85 or younger on the Open Date. Your optional living benefit terminates if you annuitize or if you transfer any portion of your Account Value to an investment option other than one of the "Designated Funds" listed in "Appendix I -- Build Your Portfolio". In addition, a change of ownership may also terminate your living benefit. Under the Income ON Demand Benefit and the Retirement Asset Protector Rider, you may make Purchase Payments only during your first Account Year. All three of the optional living benefits allow you to "step-up" your guaranteed amount on an annual basis. Not all of the optional living benefits are available in all states.

In addition to the currently available optional living benefit rider listed above, three other optional living benefit riders were previously available. Although these three riders are no longer being issued, they are still in force under many Contracts that are already outstanding. These three riders are discussed in the following Appendices at the end of this prospectus:
Appendix D - Secured Returns for Life Benefit
Appendix F - Secured Returns Benefit
Appendix G - Secured Returns 2 Benefit

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after your Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment option.

During the Income Phase, the total insurance charges are deducted on a daily basis at an annual rate of 1.65% of your Account Value invested in the Variable Account.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing an optional death benefit rider that is available in your state. If you are 85 or younger on the Open Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you were 86 or older on the Open Date, the basic death benefit is equal to the Surrender Value. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. During the first four Account Years, this "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments made. All other Purchase Payments withdrawn will be subject to a withdrawal charge. After the end of the fourth Account Year, any amount you withdraw is free of withdrawal charges. In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may also be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it (or later, if allowed by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living A full three years must pass before you may elect to step-up your GLB amount again benefit rider might increase the taxable portion of any withdrawal you make from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contracts, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)
          P. O. Box 9133
          Wellesley Hills, Massachusetts 02481
          Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):		0%

Maximum Withdrawal Charge (as a percentage of purchase payments): [1]

Number of Complete Account Years Since Issue Date	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4 or more	0%

Maximum Fee Per Transfer (currently $0):		$15

Premium Taxes (as a percentage of Account Value or total purchase payments):		0% - 3.5%[2]

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 50[3]

Variable Account Annual Expenses (as a percentage of average daily net Variable Account assets) 5

Mortality and Expense Risks Charge:	1.30%[6]
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without optional benefits):	1.65%

Charges for Optional Death Benefit Features

Riders Available[6]	Fee as a % of Account Value
"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

Maximum Annual Charge for an Optional Death Benefit Rider (as a percentage of Account Value):	0.40%

Charges for Optional Living Benefit Features

Riders Currently Available[7]	Maximum Annual Fee[8]
Secured Returns for Life Plus Living Benefit Rider (as a percentage of the highest Account Value during the Account Year):	0.50%
Income ON Demand Living Benefit Rider (as a percentage of the highest Income Benefit Base during the Account Year):	0.85%
Retirement Asset Protector Living Benefit Rider (as a percentage of the highest Retirement Asset Protector Benefit Base during the Account Year):	0.35%

Previously Available Riders[9]	Maximum Annual Fee
Maximum Charge for Secured Returns Optional Benefit Rider (as a percentage of average daily net assets):	0.40%
Maximum Charge for Secured Returns for Life or Secured Returns 2 (as a percentage of the highest Account Value during the Account Year):	0.50%

Maximum Annual Charge for an Optional Living Benefit Rider (as a percentage of highest Account Value or Benefit Base during the Account Year):	0.85%[10]

Total Variable Account Annual Expenses with Maximum Charges for an Optional Death and an Optional Living Benefit Rider (as a percentage of Account Value):	2.90%[10,11]

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement[12]	0.65%	2.62%

[1]
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after 4 complete account years, all withdrawals taken are free of any withdrawal charges. (See "Withdrawal Charges.")

[2]
The premium tax rate and base vary by your state of residence and the type of Contract you own. Currently, we deduct premium taxes from Account Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

[3]
The Annual Account Fee is waived if 100% of your Account Value has been allocated to the Fixed Account during the entire Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

[4]
All of the Variable Account Annual Expenses, except for the charges for optional living benefit riders, are assessed as a percentage of average daily net Variable Account assets. The charge for each optional living benefit rider is assessed on a quarterly basis.

[5]
For Contracts purchased prior to March 5, 2007, the rate of this charge is 1.50% if you were age 76 or older on the Contract's Open Date. In that case, the rate for "Total Variable Expenses (without optional benefits)" would be 1.85%.

[6]
The optional death benefit riders are described under "Death Benefit." These riders are available only if you are younger than age 80 on the Open Date. The charge varies depending upon the rider selected as shown under "Charges for Optional Benefit Riders."

[7]
The optional living benefit riders, including the charges therefore, are described in detail under "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUS," "OPTIONAL LIVING BENEFIT RIDER: Income ON Demand BENEFIT," and "OPTIONAL LIVING BENEFIT RIDER: RETIREMENT ASSET PROTECTOR." As discussed in those portions of this prospectus, if, after you acquire one of these riders, you elect to increase or renew certain benefits under the rider, we have the right to increase the rate of the charge to what we are then charging on newly issued riders of the same type or to a rate based on then-current market conditions.

[8]
The charges shown are assessed and deducted quarterly based upon the Account Value or benefit base on the last day of each Account Quarter. Your actual charges may be less than the maximum stated above. See "Cost of the Secured Returns for Life Plus Benefit," "Cost of the Income ON Demand Benefit," "Cost of the Retirement Asset Protector Benefit," "APPENDIX D - SECURED RETURNS FOR LIFE BENEFIT" and "APPENDIX G - SECURED RETURNS 2 BENEFIT."

[9]
Although these riders are no longer being issued, these previously available riders are still in force under many outstanding Contracts. For more information on these previously issued optional riders, including how the fees are calculated, please see "APPENDIX D - SECURED RETURNS FOR LIFE BENEFIT", "APPENDIX F - SECURED RETURNS BENEFIT", and "APPENDIX G - SECURED RETURNS 2 BENEFIT." As discussed in Appendix D and Appendix G, if you elect to increase certain benefits under the Secured Returns for Life or Secured Returns 2 riders, we have the right to increase the rate of the charge based on then-current market conditions.

[10]
This amount assumes that the living benefit rider’s initial benefit base is equal to the Account Value. If the benefit base changes, the charge for your optional living benefit rider and your Total Variable Account Annual Expenses would be higher or lower.

[11]
This chart shows your insurance charges before you annuitize your Contract. As explained in "Amount of Annuity Payments," after you annuitize your Contract, the sum of your insurance charges will never be greater than an annual rate of 1.65% of average daily net Variable Account assets, regardless of your age on the Open Date.

[12]
The expenses shown are for the year ended December 31, 2006, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.65% and 1.78%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for an optional death benefit (EEB Premier with MAV or EEB Premier with 5% Roll-Up) and an optional living benefit (Income ON Demand). If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$1,275	$2,287	$2,767	$5,449

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$560	$1,670	$2,767	$5,449

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$560	$1,670	$2,767	$5,449

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix J.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing an optional death benefit riders and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity might not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that required by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax-deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

Some broker/dealers may limit their clients from purchasing some optional benefits based upon the client's age. Your individual representative will describe any such limitations. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time. In some cases, receipt of requests for financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity product contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a statement of additional information for each Fund, may be obtained without charge from the company by calling (800) 752-7215 or by writing to Sun Life Assurance Company of Canada (U.S.), Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. In such event, renewals will be made into the Money Market Sub-Account. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge and distribution fee) plus the applicable asset-based charge for certain optional benefit riders.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the Money Market Sub-Account.

These automatic transfers of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under "Transfer Privilege."

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

●	you may not make more than 12 transfers in any Account Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	at least 6 days must elapse between transfers to and from the Sub-Accounts;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any Optional Programs. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under any of the Optional Living Benefit Riders.

We reserve the right to waive these restrictions and exceptions at any time, as discussed below under "Short-Term Trading," or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges (including transfers to and from the Fixed Account) more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund, in the following instances:

●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

     Funds' Shareholder Trading Policies

In addition to the restrictions that we impose (as described above under "Permitted Transfers" and "Short-Term Trading"), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund's shares. These policies (the "Funds' Shareholder Trading Policies") are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds' Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds' request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund's Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund's Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under "Permitted Transfers" and under " Short-Term Trading." Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund's requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative service fee, the distribution fee, or the annual Account Fee; credit additional amounts; grant special Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Other Programs

     Monitoring Service

You may elect, no later than your Issue Date, to participate in the Privacy Guard program offered through Affinion Services Group, Inc. ("Affinion"). This program is designed to help you access and monitor personal information that is recorded by national credit reporting agencies, by supplying you with a credit report and providing periodic monitoring of any new activity on your credit accounts. To participate in this program, you must authorize us to release certain information to Affinion. This will allow Affinion to set up your participation in Privacy Guard. If you elect Privacy Guard, your participation in this program will be free of charge for a period of twelve months from your Issue Date or until you cancel your Contract, if sooner. After the initial twelve-month period, you will be billed directly by Affinion for this service. You may terminate your participation in this program at any time. If you surrender your Contract within the first year, your participation in the program will automatically end. This program may not be available in your state.

You may participate in any of the following Optional Programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

     Asset Allocation Program

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. Under the Interest Out Program, we automatically pay you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

     Secured Future Program

Under the Secured Future Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract, except as may be otherwise provided under the terms of any optional living benefit rider that you have elected.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or MVA and then reduce the value of your Account by the gross amount of the withdrawal.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request. If you have elected "Build Your Portfolio," withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds.

Withdrawals may significantly reduce any death benefit and/or living benefit amount. In calculating the amount payable under the living benefit or death benefit, we may reduce the benefit by an amount that is greater than the amount of the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed discussions of the optional living benefit and optional death benefit riders that appear elsewhere in this Prospectus (and in the Appendices hereto) for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations -- Tax-Sheltered Annuities.")

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

The "free withdrawal amount" is equal to 10% of the amount of all Purchase Payments you have made. After the fourth Account Anniversary, any amount you withdraw is free of withdrawal charges.

The "free withdrawal amount" that you do not use in an Account Year is not cumulative. In other words, it will not be carried forward or available for use in future Account Years.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all Payments not previously withdrawn, is subject to the withdrawal charge.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the amount you withdraw by a percentage. As set forth below, the percentage decreases according to the number of complete Account Years since your Issue Date. After your fourth Account Anniversary, any amount you withdraw is free of withdrawal charges. The Withdrawal Charge Scale is as follows:

Number of Account Years	Withdrawal
Since Your Issue Date	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4 or more	0%

The withdrawal charge will never be greater than 8% of the excess of your Account Value over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:

●	at least one year has passed since your Issue Date;

●	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state; and

●	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) ÷ (1 + J + b)](N/12) - 1

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b
is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

●	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

●	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% of your average daily Variable Account Value during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.20% of your average daily Variable Account Value during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from these charges. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30% of your average daily Variable Account Value. If your initial Purchase Payments or Account Value exceeds $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase. (This credit is paid out of our general account and is the result of cost savings that we expect on larger sized Contracts.) We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Covered Person prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract's Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders and any optional living benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover such costs, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

For Contracts purchased prior to March 5, 2007, the rate of the mortality and expense risk charge is 1.50% (rather than 1.30%), if you were age 76 or older on the Contract's Open Date. Also, during the Income Phase of a Contract, the total insurance charges are at an annual rate of 1.65% of the average daily net value of the Contract invested in the Variable Account, regardless of your age on the Open Date.

Charges for Optional Benefit Riders

If you elect an optional living benefit rider, we will deduct, during the Accumulation Phase, an annual charge from your Account Value. The maximum amount of the charge depends upon the rider you elect as shown in the following chart. (The chart shows the charges for the forms of optional living benefit riders that are currently being offered. For more information about these charges, as well as the charges for forms of optional living benefit riders that are no longer being offered but remain in force under currently outstanding Contracts, please see "FEES AND EXPENSES.")

Riders Currently Available	Maximum Annual Fee

Secured Returns for Life Plus	0.50% of highest Account Value during Account Year*
Income ON Demand Benefit	0.85% of highest Income Benefit Base during Account Year**
Retirement Asset Protector	0.35% of highest Retirement Asset Protector Benefit Base during Account Year***

* If your Secured Returns for Life Plus rider is cancelled, you will continue to pay the charge for the rider until your 7th Account Anniversary.

** The Income Benefit Base is defined under "Determining Your Annual Income Amount and Your Stored Income Balance."

*** The Retirement Asset Protector Benefit Base is defined under "OPTIONAL LIVING BENEFIT RIDER: RETIREMENT ASSET PROTECTOR."

One quarter of the annual rider fee will be deducted on the last valuation day of each Account Quarter, based on the Account Value (for Secured Returns for Life Plus) or other applicable benefit base indicated in the foregoing table (for the other two riders) at that time.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge based on your average daily Variable Account Value depending upon which of the optional death benefit rider(s) you elect. The effective annual percentage rates of these charges are set out below.

% of Variable
Rider(s) You Elect*	Account Value
"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
                            *As defined under "Optional Death Benefits."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUSSM

At issue, you may elect to participate in an optional living benefit rider: Secured Returns for Life Plus ("Secured Returns for Life Plus" or a "Benefit"). The Benefit provides a guarantee of a return of your initial Purchase Payment (adjusted for subsequent Purchase Payments and withdrawals), during the accumulation period. (You should note that the benefit does not, in all cases, guarantee payments "for Life." Certain actions you take may reduce, or even exhaust, your benefit.) You may elect the Benefit on or before the Issue Date, provided:

●	the rider is available for sale in both the state where the Contract is sold and in the state where the Owner resides;

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds" that we make available with each rider;

●	the oldest Owner has not attained age 86 on the Open Date;

●	you do not elect the EEB Premier Plus Optional Death Benefit rider; and

●	you do not elect any other optional living benefit rider available under your Contract.

You have the option of choosing between two different payment options under Secured Returns for Life Plus: the Guaranteed Minimum Accumulation Benefit ("AB Plan") and the Guaranteed Minimum Withdrawal Benefit ("WB Plan"). These options are described in detail below under captions containing those names.

We use the following definitions to describe how Secured Returns for Life Plus works:

AB Plan Maturity Date:
The date when the AB Plan matures. If you are younger than 85 on the Issue Date, your AB Plan Maturity Date is the later of your 10th Account Anniversary or 10 years from the date of your last step-up. (See "Step-Up.") If you are 85 on the Issue Date, your AB Maturity Date is your maximum Annuity Commencement Date.

Plus 5 Period:	The period of time equal in length to the first 10 Account Years; or, if less than 10 years, the period of time up to the Account Year in which the oldest Contract Owner attains age 80.

Bonus Base:
An amount that is equal to the initial Purchase Payment on the date the Contract is issued, and later is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals made during the Plus 5 Period.

Guaranteed Living Benefit Amount (the "GLB amount"):
The minimum amount guaranteed under the Contract while you are participating in the AB Plan. The GLB amount is initially equal to your initial Purchase Payment, which is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB amount is also used to set the RGLB amount on the date you elect the WB Plan.

Remaining Guaranteed Living Benefit (the "RGLB amount"):
The minimum amount guaranteed if you elected the WB Plan. The RGLB amount equals the GLB amount plus any accrued bonus amount on the date you choose to participate in the WB Plan. This amount will be adjusted for subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals.

Guaranteed Living Benefit Base (the "GLB Base"):
A value equal to the RGLB amount on the date you elect to participate in the WB Plan. The GLB Base is adjusted later for any subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals. The GLB Base is used to establish the Maximum WB Amount.

Lifetime Income Base:
A value equal to the RGLB amount on the WB Plan election date, if you are age 60 or older on said date. A value equal to the RGLB amount on the Account Anniversary on or immediately following your 59th birthday, if you are less than age 60 on the WB Plan election date. The Lifetime Income Base is adjusted later for any subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals. The Lifetime Income Base is used to establish the Maximum WB for Life Amount.

Maximum WB Amount:	The maximum guaranteed amount available for annual withdrawal until your RGLB amount has been reduced to zero. The annual Maximum WB Amount is equal to 5% of the GLB Base.

Maximum WB For Life Amount:
The maximum guaranteed amount available for annual withdrawal during your lifetime. The Maximum WB for Life Amount is equal to 4% or 5% of the current Lifetime Income Base depending upon the age of the Contract Owner on the date of the first withdrawal under the WB Plan or most recent Step-Up Date. If your Contract is co-owned, the age of the oldest co-owner will be used to determine the Maximum WB for Life Amount. (You should be aware that the Maximum WB for Life Amount is not a guaranteed amount. Certain actions you take could reduce the value of your Maximum WB for Life Amount to zero.)

You and Your:
Under this optional living benefit rider, the terms "you" and "your" refer to the oldest Owner or the surviving spouse of the oldest Owner as described under "Death of the Covered Person Under the AB Plan" and "Death of the Covered Person Under the WB Plan." In the case of a non-natural owner, these terms refer to the oldest annuitant.

We also use the following acronyms when discussing the features of Secured Returns for Life Plus:

WB Plan	Guaranteed Minimum Withdrawal Benefit Plan

AB Plan	Guaranteed Minimum Accumulation Benefit Plan

GLB Amount	Guaranteed Living Benefit Amount

RGLB Amount	Remaining Guaranteed Living Benefit Amount

Maximum WB Amount	Maximum Guaranteed Minimum Withdrawal Benefit Amount

Maximum WB for Life Amount	Maximum Guaranteed Minimum Withdrawal Benefit for Life Amount

Secured Returns for Life Plus may not be appropriate for all investors. Before purchasing Secured Returns for Life Plus, you should carefully consider the following:

Secured Returns for Life Plus may be appropriate for investors who:

●	want to protect their initial purchase payment from market declines (subsequent purchase payments may not be fully protected).
●	want the option of receiving a steady stream of income for life beginning on your first Account Anniversary after your 59th birthday.
●	are not prepared to decide at issue between participation in the AB Plan and participation in WB Plan.

Secured Returns for Life Plus may be inappropriate for investors who:

●	want multiple owners.
●	want the flexibility to invest in funds other than the "Designated Funds," described below.
●	want the flexibility to withdraw more than a fixed amount each year.

You may combine your Secured Returns for Life Plus rider with any optional death benefit rider other than the EEB Premier Plus rider. Upon annuitization, Secured Returns for Life Plus and any elected optional death benefit rider automatically terminate.

Secured Returns for Life Plus guarantees a return of your initial Purchase Payment regardless of the investment performance of the underlying funds, provided that you comply with certain requirements. The amount guaranteed can be greater than or less than your Account Value. The guaranteed amount can be paid out under a Guaranteed Minimum Accumulation Benefit ("AB") Plan, which provides for a return of your guaranteed amount on the AB Plan Maturity Date, or a Guaranteed Minimum Withdrawal Benefit ("WB") Plan, which provides for a return of your guaranteed amount through periodic withdrawals or, if you meet certain conditions, payments for life.

In addition, Secured Returns for Life Plus includes a bonus feature (called the "Plus 5 Program") that may increase the guaranteed amount under the WB Plan provided no withdrawals are taken during an Account Year. These bonuses will not increase your guaranteed amount under the AB Plan. But we will keep track of any bonuses while you are in the AB Plan and apply them to the WB Plan, if and when you transfer into the WB Plan. The bonuses under the Plus 5 Program are discussed further under "Plus 5 Program."

If you elect Secured Returns for Life Plus, you are automatically enrolled in the AB Plan. At any time, you may elect instead to receive your benefit under the WB Plan, provided that you make the election prior to the earliest of the date your AB Plan matures, Contract's maximum Annuity Commencement Date (the first day of the month following the youngest Annuitant's 95th birthday), and the date you annuitize. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Designated Funds

To participate in Secured Returns for Life Plus, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the RGLB amount is reduced to zero and the Lifetime Income Base is zero. The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
Sun Capital Balanced Return Model	MFS®/Sun Life Total Return Series - S Class
Build Your Portfolio	Oppenheimer Balanced Fund/VA - Service Shares

Dollar-Cost Averaging Program Options
6-Month DCA Guarantee Option
12-Month DCA Guarantee Option

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our "build your portfolio" program. That portfolio model and the "build your portfolio" program are described in "BUILD YOUR PORTFOLIO" and in "APPENDIX I -- BUILD YOUR PORTFOLIO."

We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under its terms, the AB Plan matures on the AB Plan Maturity Date. On that date, we will credit your Account Value with any excess of your GLB amount over your Account Value after adjusting for any Contract charges or credits. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time.

Your GLB amount and your Bonus Base are equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for step-ups (described below under "Step -Up") and partial withdrawals. If you make one or more subsequent Purchase Payments during the 10-year period, the period will not restart. Rather, the percentage of guaranteed return for each subsequent Purchase Payment after the second Account Anniversary will be reduced depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage added to the GLB amount and to the Bonus Base
1-2	100%
3-5	85%
6-8	70%
9-10	60%

Note that the timing and amount of subsequent Purchase Payments and withdrawals may significantly affect the total Secured Returns for Life Plus Benefit. In particular, Purchase Payments made after the second Account Year may significantly reduce the value of this Benefit to you.

If your Account Value is greater than your GLB amount on the AB Plan Maturity Date, we will credit your Account Value with an amount equal to the charges you paid for Secured Returns for Life Plus. (See "Refund of Secured Returns for Life Plus Charges Under the AB Plan.") For examples of how we calculate benefits under the AB Plan, see "Appendix H - Secured Returns for Life Plus Benefit Examples."

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you are guaranteed a return of your RGLB amount even if your Account Value becomes zero. Each Account Year during which the WB Plan is in effect, you can withdraw up to your Maximum WB Amount until your RGLB amount has been depleted. Once the RGLB amount is reduced to zero, your GLB Base is permanently set to zero as well. However, if you exceed your Maximum WB Amount in any one Account Year, your RGLB and future guaranteed withdrawals will be reduced in the manner described below under "Withdrawals Under the Secured Returns for Life Plus Benefit."

The WB Plan also guarantees that, if you have chosen the WB Plan and if you are age 60 or older, you can withdraw up to your Maximum WB for Life Amount every Account Year that you are alive, even if your Account Value has been depleted. If you are younger than age 60, you may withdraw up to your Maximum WB for Life Amount every Account Year after your first Account Anniversary following your 59th birthday. If you exceed your Maximum WB for Life Amount in any one Account Year, the amount of your subsequent guaranteed lifetime withdrawals will be reduced in the manner discussed below under "Withdrawals Under the Secured Returns for Life Plus Benefit."

Your Maximum WB Amount is a set dollar amount equal to 5% of your GLB Base. On the day you elect to participate in the WB Plan, we set your RGLB amount to equal your GLB amount as described under "Guaranteed Minimum Accumulation Benefit ("AB") Plan" plus any accrued bonuses. Your GLB Base is also set equal to the RGLB amount on the date you elect to participate in the WB Plan. This value is used to determine your Maximum WB Amount as discussed further below.

To calculate your Maximum WB for Life Amount, we must first determine your Lifetime Income Base. The Lifetime Income Base is an amount equal to the RGLB amount on:

●	the date you elected to participate in the WB Plan if you are age 60 or older on that date, or

●	your first Account Anniversary after your 59th birthday, if you are 59 or younger on the date you elect to participate in the WB Plan.

The Maximum WB for Life Amount will then be calculated, based upon your age on the date of the first withdrawal under the WB Plan, as follows:

Your Age on Date of First Withdrawal under WB Plan	Maximum WB for Life Amount
65 or older	5% of the Lifetime Income Base
64 or younger	4% of the Lifetime Income Base

You are not required to make any withdrawals after you have elected the WB Plan; however, each time you make a withdrawal, we determine whether the withdrawal has exceeded the Maximum WB Amount, the Maximum WB for Life Amount, or both. If you have exceeded the Maximum WB Amount or the Maximum WB for Life Amount, we determine the new maximum amount(s) for future withdrawals. In any one Account Year, withdrawals in excess of your Maximum WB Amount or your Maximum WB for Life Amount may reduce or eliminate your future guaranteed withdrawals, possibly reducing the guaranteed minimum withdrawal benefit to an amount less than the sum of your Purchase Payments. (See "Withdrawals Under the Secured Returns for Life Plus Benefit.")

Provided your RGLB amount and Account Value have not been reduced to zero, any Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your RGLB amount, your GLB Base, your Bonus Base, and your Lifetime Income Base each by 100% of such Purchase Payment. Therefore, your Maximum WB Amount will equal 5% of your new GLB Base. Your Maximum WB for Life Amount will equal 4% or 5% of your new Lifetime Income Base, depending upon your age on the date of your first withdrawals under the WB Plan as shown in the above chart or your most recent "Step-Up Date," described under "Step-Up." Under the WB Plan, after your fourth Account Anniversary, you may not make any additional Purchase Payments unless your benefit under the rider has been cancelled, terminated, or revoked. After the fourth Account Anniversary, any Purchase Payments submitted by an Owner while participating in the WB Plan will be treated as "Not in Good Order" and returned to the Owner, unless the Owner instructs us to terminate his participation in the rider.

For examples of how we calculate benefits under the WB Plan, see "Appendix H - Secured Returns for Life Plus Benefit Examples."

     Plus 5 Program

The Plus 5 Program gives you the opportunity to increase your Secured Returns for Life Plus benefit if you defer taking withdrawals. That is to say, if you have selected the Benefit and you do not take any withdrawals in the early Account Years, you will be able to take larger withdrawals in the later Account Years. Under Secured Returns for Life Plus, the Plus 5 Program is automatically available to you during your first 10 Account Years (the "Plus 5 Period"). However, if you are 70 or older on the Issue Date, the Plus 5 Period ends on your 80th birthday. Under the Plus 5 Program, if you do not take any withdrawals during any one or more Account Years, we will automatically calculate a bonus based upon your initial Purchase Payment (the "Bonus Base") and adjusted for additional Purchase Payments, step-ups, and partial withdrawals. Although we calculate the amount of your bonus each year regardless of whether you are participating in the AB Plan or the WB Plan, you can benefit from any bonus amount only if you choose to participate in the WB Plan, as follows:

●
Assume you are participating in the AB Plan. Under this Plan, you only have the potential for increasing the amount of your withdrawals in later Account Years. For each year you do not take a withdrawal during the Plus 5 Period, we will calculate a bonus equal to 5% of your Bonus Base and add it to an existing accrued bonus amount. The bonuses you earn will accumulate but will not increase your Account Value, your GLB amount, or any guarantee payments you receive under the AB Plan. If you choose to switch to the WB Plan, that potential for larger withdrawals will be realized. When you switch to the WB Plan, we will set your RGLB amount to equal your GLB amount plus any bonuses accumulated under your Contract while you were participating in the AB Plan.

●
Assume you are participating in the WB Plan. Under this Plan, the potential for larger withdrawals will be realized. Each year you do not take a withdrawal during the Plus 5 Period, we will not only calculate a bonus equal to 5% of your Bonus Base, but we will add that bonus to your RGLB amount on your Account Anniversary. In this way, your withdrawals under the WB Plan will be larger in the later years than they would have been without the Plus 5 Program. Each time we add a bonus to the RGLB amount, we will also recalculate your GLB Base and Lifetime Income Base as described below.

After the addition of any bonus, your new GLB Base will be the greater of:

●	your GLB Base prior to the addition of the amount of any bonus, and

●	your RGLB amount after the addition of any applicable bonus.

If your age is within our age limitations, we will calculate a new Lifetime Income Base. Your new Lifetime Income Base will be equal to the greater of:

●	your Lifetime Income Base prior to the addition of the bonus amount, and

●	the lesser of:

●	your RGLB amount after the addition of the bonus amount, and

●	your previous Lifetime Income Base plus the addition of any bonus amount.

While you are participating in the AB Plan during the Plus 5 Period, any bonuses that apply to your Contract will only accumulate and will not increase your GLB amount or any guarantee payments you receive under the AB Plan. However, for each Account Year that you do not take a withdrawal during the Plus 5 Period, the bonus will be calculated and added to the existing accrued bonus amount. Before taking a withdrawal during the Plus 5 Period, you should carefully consider the negative effect this will have on your Plus 5 bonuses.

When and if you elect to participate in the WB Plan, your RGLB amount is set equal to your GLB amount plus any bonuses accumulated under your Contract while you were participating in the AB Plan. Your accrued bonus amount will then be set at zero. Any future bonus amounts, if applicable, while you are participating in the WB Plan, will be added each year, as described above.

Bonuses under the Plus 5 Program do not increase your Account Value; you can benefit from any such bonus only if you choose the WB Plan.

Cost of the Secured Returns for Life Plus Benefit

Unlike other Contract charges, the charge for Secured Returns for Life Plus will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. The charge per year for Secured Returns for Life Plus is currently equal to 0.50% of your Account Value . The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See "Appendix H - Secured Returns for Life Plus Benefit Examples.") The specific amount of the quarterly charge will be reflected on your quarterly account statement. The maximum charge you can pay for Secured Returns for Life Plus in any one Account Year is equal to 0.50% of the highest Account Value at any point in that Account Year.

We will continue to deduct this charge until:

●	you annuitize or

●	under the provisions of Secured Returns for Life Plus;

●	your benefit matures;

●	your benefit is revoked (see "Revocation of the Secured Returns for Life Plus Benefit"); or

●	your RGLB amount and your Lifetime Income Base are both reduced to zero under the WB Plan.

Cancellation of the Benefit (caused by a transfer out of the Designated Funds, a Purchase Payment allocation to a non-Designated Fund, or an assignment) will not terminate the charge, until the 7th Account Anniversary. (See "Cancellation of the Secured Returns for Life Plus Benefit.")

Withdrawals Under the Secured Returns for Life Plus Benefit

All withdrawals under Secured Returns for Life Plus are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.") In addition, any withdrawals you take under Secured Returns for Life Plus will reduce the value of your benefit under the rider. Such withdrawals affect your benefit differently depending upon whether you are participating in the AB Plan or the WB Plan. In either case, however, a withdrawal may reduce the value of the Benefit by an amount greater than the amount of the withdrawal.

Assume you are participating in the AB Plan. Any withdrawals you make will reduce the dollar value of your benefit under this rider proportionally to the amount withdrawn. For example, after a partial withdrawal, the new GLB amount will equal

old GLB amount	X	Account Value immediately after partial withdrawal Account Value immediately before partial withdrawal

Therefore, on your AB Maturity Date, instead of crediting your Account Value with the full amount of your benefit, we will reduce the amount we credit proportionally to the amount withdrawn. We will also proportionally reduce your Bonus Base and any accrued bonuses using a similar calculation. (See "Appendix H - Secured Returns for Life Plus Benefit Examples.") However, as discussed in detail under "Plus 5 Program," even though the Bonus Base and accrued bonuses are calculated while you are in the AB Plan, you can benefit from any bonus amount only if you choose to participate in the WB Plan.

Assume you are participating in the WB Plan and you want to receive the full amount of your guaranteed benefit over a period of years. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. In other words, each year, you may withdraw no more than your Maximum WB Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year until your guaranteed benefit amount is completely withdrawn.

If, however, in any one Account Year, you withdraw more than the current Maximum WB Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new RGLB amount will be the lesser of:

●	your previous RGLB amount, reduced dollar for dollar by the amount of the withdrawal, and

●	your Account Value after the withdrawal.

Your new GLB Base will be the lesser of:

●	your previous GLB Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	your Account Value after the withdrawal.

Your new Bonus Base will be the lesser of:

●	your previous Bonus Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	your Account Value after the withdrawal.

Your new Maximum WB Amount will be 5% of your new reduced GLB Base. Going forward, this will be the maximum amount that you can withdraw annually without further reducing your benefit.

The Maximum WB Amount is not cumulative. If you withdraw less than the Maximum WB Amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to increase the Maximum WB Amount.

Assume you are participating in the WB Plan and, instead, you want to receive a guaranteed annual amount for the rest of your life. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. Under this scenario, you may withdraw no more than your Maximum WB for Life Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB for Life Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year as long as you are alive, subject to the other terms and conditions described herein.

If, however, in any one Account Year, you withdraw more than the current Maximum WB for Life Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new Lifetime Income Base will be the lesser of

●	your previous Lifetime Income Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	the Account Value after the withdrawal.

A new Maximum WB for Life Amount will be determined based upon your age on the date of the first withdrawal under the WB Plan (or your age on the most recent "Step-Up Date," if later) as follows:

Your Age on the later of Date of First Withdrawal under WB Plan or Most Recent Step-Up Date	New Maximum WB for Life Amount
65 or older	5% of the new Lifetime Income Base
64 or younger	4% of the new Lifetime Income Base

The Maximum WB for Life Amount is not cumulative. That is to say, the unused portion in any Account Year cannot be applied in future years to increase the Maximum WB for Life Amount.

In general when participating in the WB Plan, you should keep the following in mind:

●	A withdrawal in excess of the Maximum WB Amount or the Maximum WB for Life Amount might reduce or eliminate your Secured Returns for Life Plus Benefits.

●
If your Account Value drops to zero and, in the same year, you withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life Plus will terminate.

●
If your Account Value drops to zero but you did not, in the same year, withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life Plus will continue. However, no subsequent Purchase Payment will be accepted, no death benefit or annuity benefits will be payable, and all benefits under your Contract, except the right to continue annual withdrawals under this rider, will terminate. You will have two choices:

(1)
You could choose to receive the Maximum WB for Life Amount, if any, until you die. In that case, after your death, your beneficiary receives the Maximum WB Amount until the RGLB amount, if any, is reduced to zero; or

(2)	You (or your beneficiary if you have died) could choose to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

If you do not make a choice, we will default you to option 1.

For examples showing how withdrawals affect your benefits under the WB Plan, see "Appendix H - Secured Returns for Life Plus Benefit Examples."

Annuitization Under the WB Plan

Under the WB Plan, if your Account Value is greater than zero on the maximum Annuity Commencement Date, you may annuitize your Contract rather than receiving periodic payments under the WB plan. If no prior election to annuitize is on file with the Company, on the maximum Annuity Commencement Date you may elect to:

●	annuitize the Contract as described under "THE INCOME PHASE -- ANNUITY PROVISIONS";

●	surrender your Contract;

●	receive the Maximum WB Amount each year until the RGLB amount is reduced to zero; or

●	receive the Maximum WB for Life Amount each year until an Owner dies and, thereafter, allow the beneficiary to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

Regardless of whether you elect to annuitize, surrender or receive payments under the WB plan, all other Contract benefits, including the Death Benefit, will terminate on the Annuity Commencement Date. If you fail to make an election, we will automatically annuitize your Contract and provide a life annuity with 120 monthly payments certain.

Cancellation of the Secured Returns for Life Plus Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If, however, you transfer some or all of your Account Value out of the Designated Funds, the Secured Returns for Life Plus benefits will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns for Life Plus benefits will be cancelled.

An assignment of ownership of the Contract will also cancel Secured Returns for Life Plus.

Once Secured Returns for Life Plus has been cancelled, it cannot be reinstated. After cancellation of the benefits, you will continue to pay the annual charge for Secured Returns for Life Plus until your 7th Account Anniversary.

Revocation of the Secured Returns for Life Plus Benefit

Anytime after your 7th Account Anniversary, you may revoke Secured Returns for Life Plus. Once revoked, Secured Returns for Life Plus may not be reinstated. After Secured Returns for Life Plus has been revoked, all benefits and charges will end.

Step-Up

On or after your first Account Anniversary, you may elect to increase your guaranteed amount to your then current Account Value. Currently, this step-up election may be made on any day after your first Account Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the first or any subsequent Account Anniversary.)

If you are participating in the AB Plan, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount and Bonus Base to an amount equal to your Account Value on the Step-Up Date, if eligible. If you elect to step-up, at least 1 full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current GLB amount, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

If you are participating in the WB Plan on the Step-Up Date, we will step up your GLB Base, your Bonus Base, your RGLB amount, and your Lifetime Income Base to an amount equal to your Account Value on the Step-Up Date, if eligible. If you elect to step-up, at least 1 full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current GLB Base and the current Lifetime Income Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the above $5,000,000 limits, we reserve the right to aggregate your Account Value with the account values of all other Sun Life variable annuity contracts you own.

If you are in the AB Plan, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, we will automatically extend your Annuity Commencement Date to equal your AB Plan Maturity Date.

Without a step-up, your benefit under the AB Plan will "mature" on the 10th Account Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns for Life Plus Rider charge, i.e. the "AB Plan Maturity Date"). If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date, unless you elect the WB Plan any time before the AB Plan matures. (See "Appendix H - Secured Returns for Life Plus Benefit Examples.") Accrued bonus amounts after step-up under the AB Plan will be equal to the greater of:

●	the accrued bonus amount before step-up less the difference between the GLB amount after and before step-up, and

●	zero.

Thus, a step-up while the AB Plan is in effect will cause a reduction in the amount of any accrued bonuses.

Following your step-up election, the rider fee will be changed to an amount equal to the Secured Returns for Life Plus fee charged on newly issued Contracts at that time. This fee may be higher than your current fee as set forth above under "Cost of the Secured Returns for Life Plus Benefit." If we are no longer issuing new Contracts with the Secured Returns for Life Plus Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

If you have been receiving benefits under the WB Plan, a step-up will change your Maximum WB Amount and your Maximum WB for Life Amount. Your Step-Up Date must be a date prior to your maximum Annuity Commencement Date. After the step-up, your Maximum WB Amount will be 5% of the new GLB Base, and your Maximum WB for Life Amount will be 4% or 5% of your new Lifetime Income Base depending upon your age. If you are 65 or older on the Step-Up Date and your Maximum WB for Life Amount has been equal to 4% of your GLB Base, your Maximum WB for Life Amount will be increased to 5% of your GLB Base. Note that, if you step-up in a particular Account Year, any withdrawals previously made in that Account Year are applied against your new Maximum WB Amount and your new Maximum WB for Life Amount. (See "Appendix H - Secured Returns for Life Plus Benefit Examples.")

If your benefit is under the AB Plan, at the time of step-up, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above under "Guaranteed Minimum Withdrawal Benefit ('WB') Plan". (See "Appendix H - Secured Returns for Life Plus Benefit Examples.")

Subsequent Purchase Payments After a Step-Up

Under the WB Plan, subsequent Purchase Payments will increase, on a dollar for dollar basis, the RGLB amount, the GLB Base, the Bonus Base, and the Lifetime Income Base, if applicable. After your fourth Account Anniversary, if you are participating in the WB Plan, subsequent Purchase Payments are not allowed.

Under the AB Plan, after your step-up election, any subsequent Purchase Payment will increase the GLB amount and the Bonus Base under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon the "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount and your Bonus Base would increase by the following percentages of such Purchase Payments:

Step-Up Year	Payments Made Between	Percentage Added to the GLB amount and the Bonus Base
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, only 70% of a subsequent Purchase Payment made on October 2, 2015 would be guaranteed, whereas 85% of a subsequent Purchase Payment made on October 1, 2015 would be guaranteed. It may be to your disadvantage to make any such Purchase Payments that increase the GLB amount by less that 100% of the payment.

Renewal of the Secured Returns for Life Plus Benefit

If you elect to participate in the AB Plan and you remain in the Plan until it matures, you may elect to renew your participation in Secured Returns for Life Plus, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns for Life Plus Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under Secured Returns for Life Plus will be discontinued. We reserve the right to stop offering the Secured Returns for Life Plus Benefit to new Owners. If we do so, renewals will no longer be available.

Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns for Life Plus.

Refund of Secured Returns for Life Plus Charges Under the AB Plan

If your Contract remains in the AB Plan until the AB Plan Maturity Date, and the Account Value is greater than or equal to the GLB amount, then we will refund the charges you have paid for Secured Return for Life Plus ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such AB Plan Maturity Date. No refund of the Secured Return for Life Plus rider charges will be made if you change from the AB Plan to the WB Plan.

Death of the Covered Person Under the AB Plan

If you die while participating in the AB Plan, all benefits and charges under Secured Returns for Life Plus will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary and elects to continue the Contract. In that case, your surviving spouse has three options under the Contract (assuming that the rider is available to new Owners at the time of election and the surviving spouse meets certain eligibility requirements).

(1)
Your spouse can automatically continue in the AB Plan even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The charges under Secured Returns for Life Plus will be assessed against the enhanced Account Value. The GLB amount, however, will not be reset.

(2)
Your surviving spouse can elect to switch to the WB Plan; however, such election must be made prior to the earliest of annuitization, the maximum Annuity Commencement Date, and the scheduled AB Plan Maturity Date. The same WB Plan benefits will apply, except the surviving spouse will not be entitled to receive lifetime withdrawal benefits under the original optional living benefit rider.

(3)
Your surviving spouse can elect to participate in a new Secured Returns for Life Plus rider on the original Contract (assuming that the rider is available to new Owners at the time of such election) and, thus, be eligible to receive lifetime withdrawal benefits. If the surviving spouse makes such election: (a) the rider charge will be equal to the rider charge on newly issued Contracts; (b) the GLB amount and the Bonus Base will be equal to the Account Value after the death benefit has been credited; and (c) the spouse will be enrolled in the AB Plan. If the spouse elects to switch to the WB Plan, the GLB Base and the RGLB amount will be the GLB amount on the date the spouse elected to participate in the WB Plan. The Lifetime Income Base will be the RGLB amount on:

●	the date the surviving spouse elected to participate in the WB Plan, if the spouse is age 60 or older on that date, or

●	the Account Anniversary after the surviving spouse reaches age 59, if the spouse is 59 or younger on the date of the WB Plan Election.

If the Contract is not continued by your surviving spouse following your death while participating in the AB Plan, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Death of the Covered Person Under the WB Plan

If you die while participating in the WB Plan, your Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract or, alternatively, to receive the Maximum WB Amount on an annual basis until the RGLB amount has been reduced to zero. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has two additional options under the Contract:

(1)
Your surviving spouse can automatically continue to participate in the WB Plan, but lifetime withdrawal benefits will not be available to your spouse. All other benefits under the WB Plan will continue, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The charges under Secured Returns for Life Plus will be assessed against the enhanced Account Value. The RGLB amount, however, will not be reset.

(2)
Your surviving spouse can elect to participate in a new Secured Returns for Life Plus rider on the original contract (subject to the terms and conditions described above under "Death of the Covered Person Under the AB Plan") and, thus, be eligible to receive lifetime withdrawal benefits.

Certain Tax Considerations

Certain tax considerations may be important to you in connection with a living benefit rider, such as Secured Returns for Life Plus. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders."

OPTIONAL LIVING BENEFIT RIDER: Income ON DemandSM BENEFIT

On or before the Issue Date, you may elect to participate in an optional living benefit rider known as the Income ON Demand Benefit (the "Income ON Demand Benefit" or "Income ON Demand Rider"). To describe how the Income ON Demand Benefit works, we use the following definitions:

Income ON Demand Coverage Date:	Your Issue Date if you are at least age 55 at issue, otherwise the first Account Anniversary following your 55th birthday.

Annual Income Amount:	The amount added to your Stored Income Balance on each Account Anniversary beginning on the Income ON Demand Coverage Date; it is equal to 5% of your Income Benefit Base on the date of crediting.

Stored Income Balance:	The amount you may withdraw at any time after age 59 ½ without reducing the Benefit.

Income Benefit Base:	The amount used to calculate your Annual Income Amount and your cost for the Income ON Demand Benefit.

You and Your:
Except as specifically noted under "Joint Life Coverage," the terms "you" and "your" refer to the oldest Participant or the surviving spouse of the oldest Participant, as described under "Death of the Covered Person Under the Income ON Demand Benefit." In the case of a non-natural Participant, these terms refer to the oldest annuitant.

The Income ON Demand Benefit may not be appropriate for all investors. Before purchasing the Income ON Demand Benefit, you should carefully consider the following:

The Income ON Demand Benefit may be appropriate for investors who:

●	want a steady stream of income for life beginning at age 59½.
●	want the flexibility to store income for later years, rather than having to take a specified percentage every year.
●	want to start accruing benefits by storing income as early as age 55 and who can wait until age 59½ to begin receiving that income.

The Income ON Demand Benefit may be inappropriate for investors who:

●
anticipate the need for excess withdrawals (i.e., withdrawals in excess of those permitted annually under the terms of the Income ON Demand Benefit) or early withdrawals (i.e., withdrawals prior to age 59½).

●	want the flexibility to invest in funds other than the "Designated Funds," described below.
●	are significantly younger than 55 on the Issue Date, because the Income ON Demand Benefit does not begin to accrue lifetime benefits until you are age 55.
●	are invested in contributory plans, because the Income ON Demand Benefit prohibits any Purchase Payments after the first Account Anniversary.

You may elect to participate in the Income ON Demand Benefit, provided that:

●	the rider is available for sale both in the state where the Contract is sold, and in the state where the Owner resides;

●
neither the oldest Participant nor the oldest Annuitant has attained age 86 on or before the date we receive your application in good order (in the case of a non-natural Participant, the oldest Annuitant has not attained age 86 on or before that date);

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds," that we make available with the Income ON Demand Benefit;

●	you do not elect the EEB Premier Plus Optional Death Benefit rider; and

●	you do not elect any other optional living benefit rider available under your Contract.

The Income ON Demand Benefit allows you to withdraw a guaranteed amount each year, beginning at age 59½, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant's spouse if joint-life coverage is elected), regardless of the investment performance of the Funds, provided that you comply with certain requirements. The amount you can withdraw, in any one year, is based on 5% of your Income Benefit Base. Any amount that you do not withdraw in a given year will be stored in the Stored Income Balance and can be used for later withdrawals. The amount you can withdraw each year can be increased or decreased as described below under "Determining Your Stored Income Balance."

In addition, if you make no withdrawals during the first 10 Account Years, regardless of your age on the Issue Date, we will credit to your Account Value an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. If you are participating in the Income ON Demand Benefit, you may not make Purchase Payments after the first year following your Issue Date.

You also have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under "Joint-Life Coverage."

Determining Your Income Benefit Base

On the Issue Date, we set your Income Benefit Base equal to your initial Purchase Payment. Thereafter, your Income Benefit Base is:

●	decreased following any withdrawals you take prior to becoming age 59½;

●	decreased following any withdrawals you take after becoming age 59½, if such withdrawal is in excess of the Stored Income Balance at the time of the withdrawal;

●	increased by any step-ups as described below under "Step-Up Under the Income ON Demand Benefit";

●
increased to the extent you exercise your one-time option to use any amount of your Stored Income Balance to increase your Income Benefit Base, as described below under "How the Income ON Demand Benefit Works"; and

●	increased by any subsequent Purchase Payments you make during the first year following the Issue Date.

Determining Your Stored Income Balance

On the Income ON Demand Coverage Date, your Stored Income Balance will equal your Annual Income Amount (i.e., 5% of your Income Benefit Base on that Date). After the initial Stored Income Balance has been set, your Stored Income Balance

●	increases by 5% of any subsequent Purchase Payments you make during the first year following the Issue Date,

●	increases on each Account Anniversary by the amount of your Annual Income Amount determined on that Anniversary,

●	decreases by the amount of any withdrawals you take, and

●	decreases by the amount you use in exercising your "one-time" option to increase your Income Benefit Base (described under "How the Income ON Demand Benefit Works").

How the Income ON Demand Benefit Works

Under the terms of the Income ON Demand Benefit, you can take withdrawals up to the amount of your Stored Income Balance at any time, subject to the terms and conditions discussed below. If your Account Value is reduced to zero, as long as your Income Benefit Base is greater than zero, you will receive an amount equal to your Annual Income Amount every year of your life unless you choose to cancel the Rider. Although your Stored Income Balance will begin accumulating on the Income ON Demand Coverage Date, you may not begin withdrawing your Stored Income Balance until you are (or, for joint-life coverage, the youngest Participant is) at least age 59½ without reducing your Income Benefit Base. You can continue to withdraw your Stored Income Balance until your Annuity Commencement Date.

Note that the timing and amount of your withdrawals may significantly decrease your total Income ON Demand Benefit, as described further under "Withdrawals Under the Income ON Demand Benefit" and "Tenth-Year Credit." Note also that investing in any Funds, other than the "Designated Funds," will cancel the Income ON Demand Benefit as described under "Cancellation of the Income ON Demand Benefit."

Your Stored Income Balance can be used in two ways. You can withdraw all or a portion of your Stored Income Balance through partial withdrawals, or you can use all or a portion of your Stored Income Balance to effect a "one-time" increase of your Income Benefit Base.

Withdrawals from your Stored Income Balance can be taken at any time after age 59½ without affecting your Income Benefit Base. If, at any time prior to your Annuity Commencement Date, you make a withdrawal that does not exceed your Stored Income Balance:

●	your Stored Income Balance will be decreased by the amount withdrawn in that Account Year, and

●	the withdrawal will not be subject to surrender charges.

You also have the option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base. This option allows you to increase your future Annual Income Amount. This option may be exercised only once and must occur prior to your Annuity Commencement Date and prior to the later of your tenth Account Anniversary and the Account Anniversary following your 65th birthday. If you choose to use any portion of your Stored Income Balance to increase your Income Benefit Base:

●	your Stored Income Balance will be decreased by the amount used;

●	the amount of Stored Income Balance used will be added to your Income Benefit Base; and

●	your Annual Income Amount will be reset on your next Account Anniversary to equal 5% of the then Income Benefit Base.

After you exercise this "one-time" option, your new Annual Income Amount will be added to your Stored Income Balance on each Account Anniversary, unless and until there is another occurrence (as noted in this section) that changes your Annual Income Amount.

Here is an example of how the Income ON Demand Benefit works.

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in the Income ON Demand Benefit. Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Therefore, $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)

1	$5,000	→	$5,000
2	$5,000	→	$10,000
3	$5,000	→	$15,000
4	$5,000	→	$20,000
5	$5,000	→	$25,000
6	$5,000	→	$30,000
7	$5,000	→	$35,000
8	$5,000	→	$40,000
9	$5,000	→	$45,000
10	$5,000	→	$50,000

Assume that, immediately prior to your tenth Account Anniversary, you decide to use the full amount of your Stored Income Balance ($50,000) to increase your Income Benefit Base. Your Income Benefit Base will be increased to $150,000. Your Annual Income Amount will be $7,500 (5% of your Income Benefit Base). Therefore $7,500 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)

11	$7,500	→	$7,500
12	$7,500	→	$15,000
13	$7,500	→	$22,500
14	$7,500	→	$30,000
15	$7,500	→	$37,500

Assume instead that you decide to take a lump sum withdrawal of $50,000, thus depleting your Stored Income Balance. Your Income Benefit Base will remain at $100,000. Your Annual Income Amount remains at $5,000 (5% of your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$5,000	→	$5,000
12	$5,000	→	$10,000
13	$5,000	→	$15,000
14	$5,000	→	$20,000
15	$5,000	→	$25,000

Withdrawals Under the Income ON Demand Benefit

     Withdrawals After Age 59½

Starting at age 59½, you may take annual withdrawals up to your Stored Income Balance without affecting your Income ON Demand Benefit. These withdrawals will reduce your Stored Income Balance dollar for dollar, but will not change your Income Benefit Base. Withdrawals taken after you reach age 59½ are subject to withdrawal charges only to the extent they are in excess of the greatest of:

●	the free withdrawal amount permitted under your Contract,

●	your Stored Income Balance, or

●	your yearly Required Minimum Distribution Amount (subject to conditions discussed under "Tax Issues Under the Income ON Demand Benefit").

Here is an example of a partial withdrawal that does not exceed your Stored Income Balance.

Using the facts of the first example, assume that, immediately prior to your tenth Account Anniversary, you decide to take a lump sum withdrawal of $30,000 from the $50,000 in your Stored Income Balance, thus reducing your Stored Income Balance to $20,000. Your Income Benefit Base will remain at $100,000. Your Annual Income Amount will remain at $5,000 (5% of your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$5,000	→	$25,000
12	$5,000	→	$30,000
13	$5,000	→	$35,000
14	$5,000	→	$40,000
15	$5,000	→	$45,000

     Excess Withdrawals

If you take a withdrawal that exceeds your Stored Income Balance (or your Required Minimum Distribution Amount, if higher), your Income Benefit Base will be reset to equal the lesser of:

●
the Income Benefit Base prior to the withdrawal reduced dollar for dollar by the amount of the withdrawal in excess of the Stored Income Balance (or your yearly Required Minimum Distribution Amount, if higher), and

●	the Account Value after the withdrawal.

Your Annual Income Amount will be recalculated based on the reduced Income Benefit Base. Here is an example of a withdrawal that exceeds your Stored Income Balance, thus reducing future Annual Income Amounts even if the market has performed well.

Using the facts of the first example, assume that, immediately prior to your tenth Account Anniversary, you decide to take a lump sum payment of $60,000 thus exceeding your Stored Income Balance of $50,000. Assume also that your Account Value immediately prior to the withdrawal is $120,000. Your Income Benefit Base will be reset to the lesser of (a) your old Income Benefit Base reduced by the excess of your withdrawal over the Stored Income Balance [$100,000 - ($60,000 - $50,000) = $90,000)] or (b) your new Account Value after the withdrawal ($120,000 - $60,000 = $60,000) or $60,000. Your new Annual Income Amount will be $3,000 (5% of your Income Benefit Base). Therefore $3,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$3,000	→	$3,000
12	$3,000	→	$6,000
13	$3,000	→	$9,000
14	$3,000	→	$12,000
15	$3,000	→	$15,000

Excess withdrawals taken in a down market could even more severely reduce your Income ON Demand Benefit. Here is an example of an excess withdrawal taken after the investment performance of the underlying funds has reduced your Account Value:

Using the facts of the preceding example, assume that your Account Value immediately prior to the withdrawal is $80,000. Your Income Benefit Base will be reset to equal the lesser of (a) your previous Income Benefit Base reduced by the excess of your withdrawal over the Stored Income Balance [$100,000 - ($60,000 - $50,000) = $90,000)] and (b) your Account Value immediately after the withdrawal ($80,000 - $60,000 = $20,000) or $20,000. Your new Annual Income Amount will be $1,000 (5% of your Income Benefit Base). Therefore, only $1,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$1,000	→	$2,000
12	$1,000	→	$3,000
13	$1,000	→	$4,000
14	$1,000	→	$5,000
15	$1,000	→	$6,000

     Withdrawals Prior to Age 59½ (Early Withdrawals)

All withdrawals taken before age 59½, including any "free withdrawal amounts," will be treated as excess withdrawals and the Income Benefit Base will be reset to equal the lesser of:

●	the Income Benefit Base prior to the withdrawal reduced dollar for dollar by the amount of the withdrawal, and

●	the Account Value after the withdrawal.

In addition, withdrawals prior to age 59½ will also be subject to withdrawal charges, to the extent such withdrawals are in excess of the "free withdrawal amount" permitted under your Contract. Early withdrawals could severely reduce (or even exhaust) your Income ON Demand Benefit. Here is an example of an early withdrawal taken after the investment performance of the underlying funds has reduced your Account Value.

Assume that you are age 50 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in the Income ON Demand Benefit. Your Income Benefit Base is set equal to your initial Purchase Payment on your Issue Date ($100,000), but benefits under the Income ON Demand Benefit do not begin to accrue until the first Account Anniversary after your 55th birthday (your Income ON Demand Coverage Date). Assume also that poor investment performance of your underlying funds has reduced your Account Value to $85,000 by the end of your second Account Year. At that time, you decide to withdraw $5,000, further reducing your Account Value to $80,000. Your Income Benefit Base will be reset to $80,000 which is the lesser of (1) your previous Income Benefit Base reduced by the full amount of the early withdrawal ($100,000 - $5,000 = $95,000) and (2) your Account Value immediately after the withdrawal ($85,000 - $5,000 = $80,000). Assuming you take no additional withdrawals prior to your Income ON Demand Coverage Date, your Annual Income Amount will be $4,000 (5% of your Income Benefit Base.)

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)

1	$0	→	$0
2	$0	→	$0
3	$0	→	$0
4	$0	→	$0
5	$0	→	$0
6	$4,000	→	$4,000
7	$4,000	→	$8,000
8	$4,000	→	$12,000
9	$4,000	→	$16,000
10	$4,000	→	$20,000

In addition to reducing your Income ON Demand Benefit, any withdrawal before age 59½ could have adverse tax consequences. You should consult your tax advisor for more information.

     Depleting Your Account Value

If your Account Value is reduced to zero as a result of an "excess withdrawal" or an "early withdrawal" (as described above), your Stored Income Balance and your Income Benefit Base will both be reduced to zero. Therefore, your Contract, as well as your Income ON Demand Benefit, will end.

If, on the other hand, your Account Value is reduced to zero through any combination of poor investment performance of the underlying funds, Contract charges, and withdrawals other than excess or early withdrawals, your Income Benefit Base will not be reduced. Your Contract will therefore end, but the Income ON Demand Benefit will continue. That is to say, regardless of your age on the day the Account Value is reduced to zero, you will be entitled to receive annual payments. These payments will be equal to 5% of the amount of your Income Benefit Base, as determined on the day your Account Value is reduced to zero and increased (if you choose) by any remaining Stored Income Balance as described below. These payments will begin on the first Account Anniversary after you reach age 59½ and continue for as long as you live. If you elected joint-life coverage, the payments will continue until the death of both you and your spouse as described under "Death of the Covered Person Under the Income ON Demand Benefit." If you have any remaining Stored Income Balance on the day your Account Value is reduced to zero, you will be notified that, before you begin to receive your "annual lifetime payments," you must deplete your Stored Income Balance by

(a)	taking a lump sum withdrawal of your remaining Stored Income Balance,

(b)
using the remaining amount of your Stored Income Balance to increase your Income Benefit Base (and thus the amount of your "annual lifetime payments"), if you have not already exercised this one-time option as described under "How the Income ON Demand Benefit Works," or

(c)	using a combination of (a) and (b).

Because the Contract has ended, a lump sum withdrawal will not be subject to any withdrawal charges. You should be aware, however, that a lump sum withdrawal could be subject to certain tax consequences. You should consult your tax advisor for more information.

Cost of the Income ON Demand Benefit

If you elect the Income ON Demand Benefit Rider, we will deduct a quarterly fee from your Account Value ("Income ON Demand Fee"). The Income ON Demand Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The Fee will be a percentage of your Income Benefit Base. This percentage rate will equal 0.1625% of your Income Benefit Base on the last day of the Account Quarter, if you elected single-life coverage (0.2125% for joint-life coverage). The maximum Income ON Demand Fee you can pay in any one Account Year is equal to 0.65% of the highest Income ON Demand Benefit Base at any point in that Account Year, if you elected single-life coverage (0.85% for joint-life coverage).

Your Income ON Demand Fee will not change during an Account Year, unless you take one of three specific actions:

●	If you make an additional Purchase Payment during your first Account Year, you will increase your Income Benefit Base and thus your Income ON Demand Fee.

●	If you take advantage of the one-time option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base and thus your Income ON Demand Fee.

●	If you make a withdrawal prior to age 59½ or a withdrawal in excess of your Stored Income Balance, you will decrease your Income Benefit Base and thus your Income ON Demand Fee.

The investment performance of the underlying funds will not affect your Income ON Demand Fee during an Account Year. However, as stated below under "Step-Up Under the Income ON Demand Benefit," favorable investment performance may cause the Income Benefit Base to increase on an Account Anniversary. That would also increase your Income ON Demand Fee.

We will continue to deduct the Income ON Demand Fee until you annuitize your Contract, your Account Value reduces to zero, or your Income ON Demand Benefit is cancelled as described under "Cancellation of the Income ON Demand Benefit".

Tenth-Year Credit

If you make no withdrawals during your first ten Account Years, on your tenth Account Anniversary, we will credit your Account Value with an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. Your Income Benefit Base will not change. This tenth-year credit will be allocated on a pro rata basis to all Designated Funds in which you are invested at the time.

Step-Up Under the Income ON Demand Benefit

Regardless of your age on the Issue Date, on each Account Anniversary prior to your maximum Annuity Commencement Date, you have the opportunity to step-up your Income Benefit Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

●
Your Account Value less your Stored Income Balance must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

●
Your Account Value less your Stored Income Balance must be greater than your current Income Benefit Base. (If you have not yet reached your Income ON Demand Coverage Date and therefore do not yet have a Stored Income Balance, your Account Value must only be greater than your current Income Benefit Base.)

If you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the Income ON Demand Fee on newly issued Contracts. If we are no longer issuing Contracts with the Income ON Demand rider then the percentage rate we use to calculate your Income ON Demand Fee will be set based upon current market conditions at that time.

●
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your Income ON Demand Fee will remain unchanged and we will automatically step-up your Income Benefit Base.

●
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your Income ON Demand Fee and step-up your Income ON Demand Benefit.

If you are 55 or older at the time of step-up, the step-up will increase your Income Benefit Base to an amount equal to your Account Value less your Stored Income Balance. If you are younger than 55 at the time of step-up, the step-up will increase your Income Benefit Base to an amount equal to your Account Value. After the step-up, your Annual Income Amount will be 5% of your new Income Benefit Base.

Designated Funds

To participate in the Income ON Demand Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the Income ON Demand Benefit. (The term of the Income ON Demand Benefit is for life, unless your Income Benefit Base is reduced to zero or your Income ON Demand Benefit is terminated or cancelled as described under "Cancellation of the Income ON Demand Benefit," "Depleting Your Account Value," and "Annuitization Under the Income ON Demand Benefit.") The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
Sun Capital Balanced Return Model	MFS®/Sun Life Total Return Series - S Class
Build Your Portfolio	Oppenheimer Balanced Fund/VA - Service Shares

Dollar-Cost Averaging Program Options
6-Month DCA Guarantee Option
12-Month DCA Guarantee Option

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our "build your portfolio" program. That portfolio model and the "build your portfolio" program are described in "BUILD YOUR PORTFOLIO" and in "APPENDIX I -- BUILD YOUR PORTFOLIO."

We reserve the right, in our sole discretion, to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

Joint-Life Coverage

On the Issue Date, you have the option of electing the Income ON Demand Benefit with single-life coverage or, for a higher Income ON Demand Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events.

Joint-life coverage is available only if the Participant and the sole beneficiary are spouses on the Issue Date. Joint-life coverage can be elected on an individually-owned Contract or on a jointly-owned Contract. Whereas single-life coverage provides an Annual Income Amount only until any Participant dies, joint-life coverage provides an Annual Income Amount for as long as either the Participant or the Participant's spouse is alive. However, under joint-life coverage, if the person who was your spouse on the Issue Date is no longer the sole beneficiary (or no longer your spouse), the Income ON Demand Benefit will continue, based upon only your life and only for as long as you live. We will make no adjustments to your Account Value or to your Income ON Demand Benefit, and you will continue to pay the Income ON Demand Fee associated with the joint-life coverage.

If you have elected joint-life coverage, your Annual Income Amount will be calculated and begin accumulating on the Account Anniversary following the 55th birthday of the younger spouse, or on the Issue Date if both spouses are at least age 55 on that date. If withdrawals of the Stored Income Balance are taken before the first Account Anniversary following the younger spouse attaining age 59½, the withdrawal will be considered an "early withdrawal," such that the Income Benefit Base will be reduced. If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibly long waiting period before the benefit begins to store income and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of the Income ON Demand Benefit

Should you decide that the Income ON Demand Benefit is no longer appropriate for you, you may cancel the Income ON Demand Benefit at any time. Upon cancellation, all benefits and charges under the Income ON Demand Rider shall cease. Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the Income ON Demand Rider will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

A change of ownership of the Contract will also cancel the Benefit.

Death of the Covered Person Under the Income ON Demand Benefit

If you selected single-life coverage, the Rider terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the Stored Income Balance. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new Income ON Demand Benefit Rider on the original Contract (assuming that at the time of election the Income ON Demand Benefit is available to new Participants and your surviving spouse meets certain eligibility requirements). If the surviving spouse makes such election:

●	the new Account Value will be the greater of the Stored Income Balance on the original Contract or the Death Benefit;

●	the new Income ON Demand Fee will be set by us based on market conditions at the time and may be higher than the current Income ON Demand Fee;

●	the new Income Benefit Base will be equal to the Account Value after any Death Benefit has been credited; and

●	the new Stored Income Balance will be reset to zero.

If you purchased joint-life coverage and one of the Participants dies, the Income ON Demand Benefit will continue, provided that the surviving spouse, as the sole beneficiary, continues the Contract. In such case:

●	the new Account Value will be equal to the Death Benefit;

●	the Stored Income Balance will remain unchanged; and

●	the Income Benefit Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in Account Value. See "Step-Up Under the Income ON Demand Benefit" above.

At the death of the surviving spouse, the Contract, including the Income ON Demand Benefit, terminates.

If you purchased joint-life coverage and the deceased Participant's surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under the Income ON Demand Benefit

Under the terms of the Income ON Demand Benefit, if your Account Value is greater than zero on your maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value,

(2)	annuitize your Account Value under one of the then currently available Annuity Options, or

(3)
(a) receive any remaining Stored Income Balance in a single sum and (b) annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and still eligible) with an annualized annuity payment of not less than 5% of your then current Income Benefit Base.

If you make no election, we will default your choice to option 3, above.

If your Account Value has been reduced to zero (other than as a result of an "early withdrawal" or an "excess withdrawal"), and your Income Benefit Base is greater than zero on or before your maximum Annuity Commencement Date, you will receive your full Annual Income Amount until you die. For a more complete discussion of this, see "Depleting Your Account Value."

Certain Tax Considerations

Certain tax considerations may be important to you in connection with a living benefit rider, such as Income ON Demand. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders."

OPTIONAL LIVING BENEFIT RIDER: RETIREMENT ASSET PROTECTORSM

On or before the Issue Date, you may elect to participate in an optional living benefit rider known as the Retirement Asset Protector Rider. To describe how the Retirement Asset Protector Rider works, we use the following definitions:

Retirement Asset Protector Benefit Base:
An amount equal to the sum of all Purchase Payments made during the first year following your Issue Date, decreased by any partial withdrawals taken and increased by any step-ups as described under "Step-Up Under the Retirement Asset Protector Rider."

GMAB Maturity Date:
The date when the Retirement Asset Protector Rider matures. If you are younger than 85 on the Issue Date, your GMAB Maturity Date is the later of your 10th Account Anniversary or 10 years from the date of your most recent step-up. (See "Step-Up Under the Retirement Asset Protector Rider.") If you are 85 on the Issue Date, your GMAB Maturity Date is your maximum Annuity Commencement Date.

You and Your:
Under the Retirement Asset Protector Rider, the terms "you" and "your" refer to the oldest Participant or the surviving spouse of the oldest Participant as described under "Death of Under the Retirement Asset Protector Rider." In the case of a non-natural Participant, these terms refer to the oldest annuitant.

The Retirement Asset Protector Rider is designed for long-term investors. It provides them with the security of knowing that their investments will be protected during down markets or, if that guarantee is not needed, that their Retirement Asset Protector Fees will be refunded. The Retirement Asset Protector Rider guarantees a return of the greater of:

●	the excess of your Retirement Asset Protector Benefit Base over your Account Value, or
●	your total fees paid for the Retirement Asset Protector Rider ("Retirement Asset Protector Fees"),

regardless of the investment performance of the Funds, provided that you have reached the GMAB Maturity Date.

The Retirement Asset Protector Rider may be appropriate for investors who:

●	want to protect their principal and who can afford to wait at least 10 years before withdrawing from their investment.
●	want a refund of their fees if the guarantee is not needed.

The Retirement Asset Protector Rider may be inappropriate for investors who:

●	want lifetime income guarantees.
●	want the flexibility to invest in funds other than the "Designated Funds.".
●	are invested in contributory plans, because the Retirement Asset Protector Benefit prohibits any Purchase Payments after the first Account Anniversary.

You may elect to participate in the Retirement Asset Protector Rider, if:

●	the rider is available for sale both in the state where the Contract is sold, and in the state where the Owner resides;

●
neither the oldest Participant nor the oldest Annuitant has attained age 86 on or before the date we receive your application in good order (in the case of a non-natural Participant, the oldest Annuitant has not reached age 86 on or before that date);

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds," that we make available with the Retirement Asset Protector Rider;

●	you do not elect the EEB Premier Plus Optional Death Benefit Rider; and

●	you do not elect any other optional living benefit rider available under your Contract.

If you are participating in the Retirement Asset Protector Rider, you may not make Purchase Payments after the first year following your Issue Date.

Cost of the Retirement Asset Protector Rider

If you elect the Retirement Asset Protector Rider, we will deduct a quarterly fee from your Account Value ("Retirement Asset Protector Fee"). The Retirement Asset Protector Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The Fee will be a percentage of your Retirement Asset Protector Benefit Base. This percentage rate will equal 0.0875% of your Retirement Asset Protector Benefit Base on the last day of the Account Quarter. The maximum Retirement Asset Protector Fee you can pay in any one Account Year is equal to 0.35% of the highest Retirement Asset Protector Benefit Base at any point in that Account Year.

Your Retirement Asset Protector Fee will not change, unless you take one of these specific actions:

●	If you made an additional Purchase Payment during your first Account Year, you will increase your Retirement Asset Protector Benefit Base and thus your Retirement Asset Protector Fee.

●	If you make a partial withdrawal, you will decrease your Retirement Asset Protector Benefit Base and thus your Retirement Asset Protector Fee.

●	If you elect a "step-up" of your Retirement Asset Protector Benefit Base, your Retirement Asset Protector Fee will increase.

The investment performance of the underlying funds will not affect your Retirement Asset Protector Fee unless you elect a step-up of your Retirement Asset Protector Benefit Base.

We will continue to deduct the Retirement Asset Protector Fee until:

●	you annuitize your Contract;

●	the Retirement Asset Protector Rider matures on the GMAB Maturity Date;

●	your Retirement Asset Protector Rider is cancelled as described under "Cancellation of the Retirement Asset Protector Rider;" or

●	your Account Value is reduced to zero.

How the Retirement Asset Protector Rider Works

On the GMAB Maturity Date, we will credit your Account Value with an amount equal to the greater of (a) any excess of your Retirement Asset Protector Benefit Base over your Account Value after adjusting for any Contract charges and (b) the total amount of Retirement Asset Protector Fees paid between the Issue Date and the GMAB Maturity Date. To determine the value of (b), we multiply

●	the sum of the value of the Retirement Asset Protector Benefit Base on the last day of each Account Quarter since the Issue Date times

●	one quarter of the annual Retirement Asset Protector Fee (0.35% ÷ 4).

The greater of the two amounts will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Here is an example of how we calculate benefits under the Retirement Asset Protector Rider:

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Retirement Asset Protector Rider. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

●	Assume you make an additional Purchase Payment of $50,000 on February 2, 2007, thus increasing your Retirement Asset Protector Benefit Base to $150,000.
●	Assume you make no withdrawals or additional Purchase Payments prior to the GMAB Maturity Date on January 2, 2017.
●
Assume that, because of poor investment performance, your Account Value on January 2, 2017 is $140,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $10,000 ($150,000 - $140,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of the Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Inception Date ($150,000 x 40) times one quarter of the annual Retirement Asset Protector Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $5,250. Therefore, we will credit $10,000 to your Account Value.

●
Assume instead that, because of better investment performance, your Account Value on January 2, 2017, is $155,000. Because your Account Value is greater than your Retirement Asset Protector Benefit Base, your Account Value will be credited with the total amount of Retirement Asset Protector Fees paid. In this case, the amount will be $5,250.

Withdrawals Under the Retirement Asset Protector Rider

All withdrawals you take, including any free withdrawal amounts or Required Minimum Distribution Amounts, will reduce the dollar value of the Retirement Asset Protector Benefit Base proportionally to the amount withdrawn. For example, after a partial withdrawal, the new Retirement Asset Protector Benefit Base will equal:

Retirement Asset Protector Benefit Base immediately before partial withdrawal	X	Account Value immediately after partial withdrawal Account Value immediately before partial withdrawal

Taking withdrawals may reduce the value of your Retirement Asset Protector Rider by an amount greater than the amount of the withdrawal. Here is an example of how we handle withdrawals under the Retirement Asset Protector Rider:

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Retirement Asset Protector Rider. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

●
Assume that, on March 10, 2009, your Account Value is $80,000. Assume further that you take a withdrawal of $10,000 on that date, thus reducing your Account Value to $70,000. Your Retirement Asset Protector Benefit Base is reduced proportionally to the amount withdrawn. Therefore your new Retirement Asset Protector Benefit Base is $100,000 x ($70,000 ÷ $80,000), or $87,500.

●	Assume you make no additional withdrawals prior to the GMAB Maturity Date on January 2, 2017.
●
Assume that, because of investment performance, your Account Value on January 2, 2017 is $80,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $7,500 ($87,500 - $80,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of your Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 8) + ($87,500 x 32)] times one quarter of your annual Retirement Asset Protector Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $3,150. Therefore, we will credit $7,500 to your Account Value.

Step-Up Under the Retirement Asset Protector Rider

On or after your first Account Anniversary, you may elect to increase your Retirement Asset Protector Benefit Base to your then current Account Value. The step-up election may be made on any day on or after your first Account Anniversary. (We reserve the right, in our sole discretion, to require step-up elections to occur only on Account Anniversaries.)

If you are participating in the Retirement Asset Protector Rider, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your Retirement Asset Protector Benefit Base to an amount equal to your Account Value, if eligible. If you elect to step-up, at least 1 full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current Retirement Asset Protector Benefit Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own that have been issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.

Under the Retirement Asset Protector Rider, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, then we will automatically extend your Annuity Commencement Date to equal your GMAB Maturity Date.

Without a step-up, your benefit under the Retirement Asset Protector Rider will "mature" on your 10th Account Anniversary. If you elect to step-up your Retirement Asset Protector Benefit Base, your benefit under the Retirement Asset Protector Rider will mature 10 years from the most recent Step-Up Date. In either case, on the day your Retirement Asset Protector Rider matures (the "GMAB Maturity Date"), we will credit the greater of:

●	any excess of your Retirement Asset Protector Benefit Base over your Account Value, or

●	the total amount of fees you paid for the Retirement Asset Protector Rider.

●
Assume that you purchased a Contract on January 2, 2007 with an initial Purchase Payment of $100,000 and you selected the Retirement Asset Protector Rider. Assume further that your Retirement Asset Protector Fees remain constant until the GMAB Maturity Date. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

●
Assume that, on January 2, 2008, your Account Value is $118,000. Because your Account Value is greater than your Retirement Asset Protector Benefit Base, you elect to step-up to a new ten-year period with a new Retirement Asset Protector Benefit Base of $118,000. Your new GMAB Maturity Date will be January 2, 2018.

●	Assume you make no withdrawals prior to the GMAB Maturity Date on January 2, 2018.
●
Assume that your Account Value on January 2, 2018 is $112,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $6,000 ($118,000 - $112,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of your Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 4) + ($118,000 x 40)] times one quarter of your annual Retirement Asset Protector Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $4,480. Therefore, we will credit $6,000 to your Account Value.

We reserve the right to discontinue offering the step-up provision of the Retirement Asset Protector Rider if we determine that, based upon market conditions at the time of the step-up, we can no longer offer the Retirement Asset Protector Rider to new Contracts at the current percentage rate used to calculate the Retirement Asset Protector Fee as set forth above under "Cost of the Retirement Asset Protector Rider." In that case, we will send notification that the step-up provision under your Contract has been discontinued unless you elect to begin a new step-up provision at the higher percentage rate. Your written consent is required to accept the higher percentage rate and continue to step-up.

Renewal of the Retirement Asset Protector Rider

If you elect to participate in the Retirement Asset Protector Rider and you remain in the Rider until it matures, you may elect to renew your participation in the Retirement Asset Protector Rider, provided that we are still offering the Retirement Asset Protector Rider to new Participants. Upon renewal, the annual charge for participation in the Retirement Asset Protector Rider will be extended under the terms and conditions applicable to new Participants at that time. We reserve the right, in our sole discretion, to stop offering the Retirement Asset Protector Rider to new Participants, in which case renewals will no longer be available.

Designated Funds

To participate in the Retirement Asset Protector Rider, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the GMAB Maturity Date. Your application package contains a list of the only Funds, Guarantee Period dollar cost averaging programs, and asset allocation models that currently qualify as "Designated Funds." The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
Sun Capital Balanced Return Model	MFS®/Sun Life Total Return Series - S Class
Build Your Portfolio	Oppenheimer Balanced Fund/VA - Service Shares

Dollar-Cost Averaging Program Options
6-Month DCA Guarantee Option
12-Month DCA Guarantee Option

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our "build your portfolio" program. That portfolio model and the "build your portfolio" program are described in "BUILD YOUR PORTFOLIO" and in "APPENDIX I -- BUILD YOUR PORTFOLIO."

We reserve the right, in our sole discretion, to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

Cancellation of the Retirement Asset Protector Rider

You may cancel the Retirement Asset Protector Rider at any time. Upon cancellation, all benefits and charges under the Rider shall cease. Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the Retirement Asset Protector Rider will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into any investment option other than a Designated Fund.

A change of ownership of the Contract will also cancel the Benefit.

Death of the Covered Person Under the Retirement Asset Protector Rider

If the Covered Person dies while participating in the Retirement Asset Protector Rider, all benefits and charges under the Rider will automatically terminate when we receive Due Proof of Death, unless the surviving spouse is the sole Beneficiary and elects to continue the Contract. The surviving spouse has two options under the Contract (assuming that the rider is available to new Participants at the time of such election and the surviving spouse meets certain eligibility requirements).

(1)
The spouse can automatically continue in the Retirement Asset Protector Rider even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The GMAB Maturity Date does not change.

(2)
The surviving spouse can elect to participate in a new Retirement Asset Protector Rider on the original Contract. The Retirement Asset Protector Fee may be higher than your current fee. The Retirement Asset Protector Fee will be set by us based upon market conditions at the time of election. The Retirement Asset Protector Benefit Base will be equal to the Account Value after the death benefit has been credited. The new GMAB Maturity Date will be 10 years after the Retirement Asset Protector Rider has been re-elected.

Certain Tax Considerations

Certain tax considerations may be important to you in connection with a living benefit rider, such as Retirement Asset Protector. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders."

BUILD YOUR PORTFOLIO

Among the choices of "Designated Funds" is a selection of funds ("portfolio model") that you design yourself using certain broad guidelines that we provide. To "build your portfolio," you pick funds from each of five asset classes: cash and short-term bond funds; intermediate and long-term bond funds; core equity funds; growth equity funds; and specialty funds. Altogether you must choose at least three funds but no more than 18 funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the five asset classes altogether must total 100%. A chart showing the Funds available in each asset class and the percentage range assigned to each asset class is included in Appendix I.

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See "Transfer Privilege," Short-Term Trading," and "Funds' Shareholder Trading Policies.") Withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds. Any additional Purchase Payments will be allocated proportionally to your current Fund selection. At any time you can change your Fund selection by providing new allocation instructions. (Under the terms of the living benefit riders, however, there are certain limits on the times when you can make additional Purchase Payments.) Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the Funds over the prior quarter.

If at any time, a fund is closed to new business, no new payments or transfers into the fund will be permitted. However, portfolio rebalancing of the fund will continue. To make a payment into your portfolio model after a fund within the model has been closed, you must redesign your portfolio model without the closed fund. Your entire Account Value will then be reallocated to your new portfolio model.

TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS

If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit rider might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contract may be subject to certain Required Minimum Distribution ("RMD") provisions imposed by the Internal Revenue Code (the "Code") and IRS regulations (collectively, the "Federal Tax Laws"). These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year in which you attain age 70½. Your failure to withdraw your yearly RMD amount from your retirement plan could result in adverse tax treatment. Because for certain retirement plans we do not know what assets are held by the plan, we assume for all plans that the Qualified Contract is the only asset and we determine a yearly RMD amount for only this Contract ("Yearly RMD Amount").

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in an optional living benefit rider.

Tax Issues Under the Secured Returns for Life Plus Benefit

When you elect to participate in the WB Plan, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the WB Plan, we are currently waiving withdrawal provisions under Secured Returns for Life Plus as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the WB Plan, we reduce your Account Value and your RGLB amount, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than either your Maximum WB Amount, or your Maximum WB for Life Amount. In other words, we will not reduce your GLB Base, Lifetime Income Base, or Bonus Base, if a Yearly RMD Amount exceeds either your Maximum WB Amount or your Maximum WB for Life Amount, provided that:

●
you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

●	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce GLB Base, Lifetime Income Base, Bonus Base, or all of these amounts, per the terms of the rider regarding excess withdrawals, when a Yearly RMD Amount withdrawn from your Contract exceeds either your Maximum WB Amount or your Maximum WB for Life Amount.

If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the AB Plan, we reduce your Account Value by the amount of the withdrawal and your GLB amount, Bonus Base and any accrued bonus amounts proportionally (see "Withdrawals Under the Optional Living Benefit Rider").

Tax Issues Under the Income ON Demand Benefit

When you elect to participate in the Income ON Demand Benefit, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your Income ON Demand Benefit, subject to the conditions stated below. In the event that your Yearly RMD Amount attributable to your Contract is greater than your Stored Income Balance, we are currently waiving the withdrawal provisions under the Income ON Demand Benefit as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the Income ON Demand Benefit, we reduce your Account Value and your Stored Income Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Stored Income Balance. In other words, if a Yearly RMD Amount exceeds your Stored Income Balance, we will reduce your Stored Income Balance, but we will not reduce your Income Benefit Base, provided that:

●
you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

●	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD Amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), we reserve the right, in our sole discretion, to reduce your Stored Income Balance and your Income Benefit Base, or both of these amounts, per the terms of the Income ON Demand Rider regarding excess withdrawals (see "Withdrawals Under the Income ON Demand Benefit"), when a Yearly RMD Amount withdrawn from your Contract exceeds your Stored Income Balance.

Tax Issues Under the Retirement Asset Protector Rider

If you withdraw all or a portion of your retirement plan's Yearly RMD Amount from the your Qualified Contract while participating in the Retirement Asset Protector Rider, we reduce your Account Value by the amount of the withdrawal and your Retirement Asset Protector Benefit Base proportionally (see "Withdrawals Under the Retirement Asset Protector Rider").

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Owner, we will pay the death benefit upon the first death of such Owner.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)
your total Adjusted Purchase Payments (Purchase Payments x (Account Value after withdrawal ÷ Account Value before withdrawal)) as of the Death Benefit Date. See "Calculating the Death Benefit." Because of the way that Adjusted Purchase Payments are computed, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "basic death benefit" by electing one of the following optional death benefit riders. You must make your election on or before the Issue Date. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on your Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in this Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendix C.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of these optional benefits to you. Please refer to "Impact of Optional Death Benefit and Optional Living Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing these optional benefits.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:

●	the amount payable under basic death benefit (above), or

●
your Highest Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:

●	the amount payable under basic death benefit (above), or

●	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:

●	the first day of the month following your 80th birthday, or

●	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:

●
If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 100% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made within the twelve months prior to your death but not within your first Account Year.

●
If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 40% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals, whether before or after your 85th birthday, will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:

●
If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 100% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year.

●
If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 40% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals, whether before or after your 85th birthday, will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:

●
If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 100% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year.

●
If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 40% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals, whether before or after your 85th birthday, will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:

●
If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 150% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made within the 12 months prior to your death but not within your first Account Year.

●
If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 60% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals, whether before or after your 85th birthday, will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If you are the Covered Person and your spouse is the sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant and Covered Person, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "basic death benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected (subject to the optional death benefit rider age restriction), will continue as if your surviving spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your surviving spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. Because of the way these adjustments are computed, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If a surviving spouse, as the named Beneficiary, elects to continue the Contract after the Covered Person's death, the surviving spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance."

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. (Also, a Beneficiary receiving payments after the Annuitant's death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed below under "Annuity Options.") You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

●	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

●
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday ("maximum Annuity Commencement Date"). If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date by sending us written notice, in a form acceptable to us, with the following additional limitations:

●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer period you elect, the smaller your monthly payments will be. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year periods certain are not available if your Contract has been issued within the past 4 years unless (a) you or your Beneficiary are selecting this Annuity Option to be used as the method of payment for the death benefit and (b) your Beneficiary's life expectancy on the date of the first payment exceeds the selected period.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Option may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.65% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. Any such exchanges may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the "Funds' Shareholder Trading Policies"). The applicability of the Funds' Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this prospectus under "Funds' Shareholder Trading Policies." For the reasons discussed there, you should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee (that is the Annuitant or Beneficiary entitled to receive benefits) is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and under the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights to persons who may have such rights under plans, other than rights afforded under the Investment Company Act of 1940, or any duty to inquire as to the instructions received by Owners, Participants or others, or the authority of any such persons to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, transfers (excluding dollar-cost averaging transfers) and living benefit credits or refunds. Such confirmations will be sent within two business days after the transaction occurs.

In addition, within 5 business days after each Account Quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last Account Quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, step-ups credited on living benefits, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts or Sub-Accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days, or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations."

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a "full surrender"), the taxable portion will equal the amount you receive less the "investment in the contract" (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the Owner's investment in the Contract. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution, or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive taxdeferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive taxdeferral treatment. It is not necessary that you purchase an annuity contract to receive the taxdeferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional taxdeferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59½, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Impact of Optional Death Benefit and Optional Living Benefit Riders

Qualified Contracts.  If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70½ or, for non-IRAs, the date of retirement instead of age 70½ if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death and living benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under any optional living benefit rider, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan any optional living benefit rider, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

Participants in 403(b) plans who are under age 59½, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59½.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit rider, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under any optional living benefit.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit or death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of any optional living benefit rider, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the optional living benefit rider), you should consult with a qualified tax professional as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered a non-qualified annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under "TAX CONSIDERATIONS," see "Pre-Distribution Taxation of Contracts," "Distributions and Withdrawals from Non-Qualified Contracts," "Withholding" and "Non-Qualified Contracts." You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as "override" compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliate associated with such reinsurance arrangements could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2004, 2005, and 2006 approximately $3,084,185, $4,184,376, and $6,218,762, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2006 filed with the SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2006 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Tax -Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2007 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

--------------------------------------------------------------------------------

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial Masters Flex Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F

Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT QUARTER: A three-month period, with the first Account Quarter beginning on your Issue Date.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Covered Person and all Owners are still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE", "US", "SUN LIFE (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the Owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
WITHDRAWALS, WITHDRAWAL CHARGES & MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

				Payment
		Hypothetical	Free	Subject to	Withdrawal	Withdrawal
Account		Account	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Amount	Charge	Percentage	Amount
(a)	1	$41,000	$ 4,000	$37,000	8.00%	$2,960
	2	$44,200	$ 4,000	$40,000	8.00%	$3,200
(b)	3	$47,700	$ 4,000	$40,000	7.00%	$2,800
	4	$51,500	$ 4,000	$40,000	6.00%	$2,400
(c)	5	$55,600	$55,600	$ 0	0.00%	$ 0
	6	$60,000	$60,000	$ 0	0.00%	$ 0

(a)
The free withdrawal amount in any year is equal to 10% of all of the Purchase Payments you have made. In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)
In Account Year 3, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The Account Value minus the free withdrawal amount is $47,700 minus $4,000, which equals $43,700; however, the amount subject to a withdrawal charge is capped at the amount of your unliquidated Purchase Payments. Therefore, the amount subject to a withdrawal charge is $40,000, which is the amount of your unliquidated Purchase Payments.

(c)	In Account Year 5, you have passed your fourth Account Anniversary, so no withdrawal charges apply to any withdrawals you make.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there is a series of four partial withdrawals made during the fourth Account Year of $3,000, $8,000, $12,000, and $22,000.

								Remaining
		Hypothetical	Free		Amount of			Free
		Account	Withdrawal		Withdrawal			Withdrawal	Hypothetical
		Value	Amount		Subject to	Withdrawal	Withdrawal	Amount	Account
Account		Before	Before	Amount of	Withdrawal	Charge	Charge	After	Value after
Year		Withdrawal	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal	Withdrawal

1		$41,000	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$41,000
2		$44,200	$4,000	$ 0	$ 0	8.00%	$ 0	$4,000	$44,200
3		$47,700	$4,000	$ 0	$ 0	7.00%	$ 0	$4,000	$47,700
(a)	4	$48,200	$4,000	$ 3,000	$ 0	6.00%	$ 0	$1,000	$45,200
(b)	4	$46,000	$1,000	$ 8,000	$ 7,000	6.00%	$ 420	$ 0	$38,000
(c)	4	$38,250	$ 0	$12,000	$12,000	6.00%	$ 720	$ 0	$26,250
(d)	4	$26,650	$ 0	$22,000	$21,000	6.00%	$1,260	$ 0	$ 4,650

Totals				$45,000	$40,000	6.00%	$2,400	$ 0	$ 4,650

(a)
In Account Year 4, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. The partial withdrawal amount of $3,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)
Since a partial withdrawal of $3,000 was taken, the remaining free withdrawal amount in Account Year 4 is $4,000 - $3,000 = $1,000. Therefore, $1,000 of the $8,000 withdrawal is not subject to a withdrawal charge, and $7,000 is subject to a withdrawal charge. Of the $11,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $7,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $33,000.

(c)
Since $4,000 of the two prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $4,000 - $4,000 = $0. Therefore, the entire $12,000 withdrawal is subject to a withdrawal charge. Of the $23,000 withdrawn to date, $4,000 has been from the free withdrawal amount and $19,000 has been from Purchase Payments. Therefore, the amount of unliquidated Purchase Payments is $21,000.

(d)
Since $4,000 of the three prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $4,000 - $4,000 = $0. The amount of unliquidated Purchase Payments remaining before this withdrawal is $21,000. Therefore, $21,000 of the $22,000 withdrawal is taken from Purchase Payments and is subject to a withdrawal charge, and $1,000 of the withdrawal is taken from earnings and is not subject to a withdrawal charge. Of the $45,000 withdrawn to date, $4,000 has been from the free withdrawal amount, $40,000 has been from Purchase Payments, and $1,000 has been from earnings. The amount of unliquidated Purchase Payments is now equal to $0. Note that if the $4,650 remaining balance was withdrawn, it would all be from earnings and not subject to a withdrawal charge. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

PART 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

     The MVA Factor is:
[(1 + I) ÷ (1 + J + b)](N/12)  -  1

     These examples assume the following:

(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
(2)	The date of surrender is 2 years from the Expiration Date (N = 24).
(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.
(4)	The interest earned in the current Account Year is $674.16.
(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.
(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

    The MVA factor       =      [(1 + I) ÷ (1 + J + b)](N/12)  - 1
                                        =     [(1 + .06) ÷ (1 + .08)](24/12) - 1
                                        =     (.9812) - 1
                                        =     .963 - 1
                                        =  -.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

    The MVA factor       =     [(1 + I) ÷ (1 + J + b)](N/12)  - 1
                                        =     [(1 + .06) ÷ (1 + .05)](24/12) - 1
                                        =     (1.0102) - 1
                                        =     1.019 - 1
                                        =     .019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

          ($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19. $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C -
OPTIONAL DEATH BENEFIT EXAMPLES

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the eigth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value*	=	$ 89,950
Total of Adjusted Purchase Payments**	=	$ 80,000
5% Premium Roll-Up Value***	=	$112,000
The Death Benefit Amount would therefore	=	$112,000

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows: Purchase Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) = $100,000 x ($120,000 ÷ $150,000) = $80,000.

*** The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

CALCULATION OF EEB PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

-- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the basic death benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the Owner's 70th birthday and death occurs in year 7.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

-- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
45% of the above amount	=	$ 13,417
Cap of 100% of Adjusted Purchase Payments	=	$ 85,185
The lesser of the above two amounts = the EEB Premier amount	=	$ 13,417

The total Death Benefit would be the amount paid on the basic death benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) = $100,000 x ($115,000 ÷ $135,000) = $85,185.

CALCULATION OF EEB PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

--PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the basic death benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

CALCULATION OF EEB PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the Owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--

The EEB Premier amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

CALCULATION OF EEB PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

--PLUS--

The EEB Premier amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $140,000 + $15,750 = $155,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX D -
SECURED RETURNS FOR LIFE BENEFIT
The following information applies to your Contract if you elected to participate in the Secured Returns for Life Optional Living Benefit Rider and did not replace it with the Secured Returns for Life Plus rider, which was available for such replacements for a limited period of time beginning in April 2006. (The Secured Returns for Life Plus rider is described under "Optional Living Benefit Rider: Secured Returns for Life Plus" in the prospectus to which this Appendix is attached.) The Secured Returns for Life rider is no longer available for sale on new Contracts. Since we are no longer offering this rider to new Owners, renewals of Secured Returns for Life are no longer available.

Secured Returns for Life ("Secured Returns for Life" or "Benefit") guarantees a return of your initial Purchase Payment (adjusted for subsequent Purchase Payments and withdrawals) during the accumulation period, regardless of the investment performance of the underlying funds, provided that you comply with certain requirements. The amount guaranteed can be greater than or less than your Account Value. The guaranteed amount can be paid out under a Guaranteed Minimum Accumulation Benefit ("AB") Plan, which provides for a return of your guaranteed amount on the AB Plan Maturity Date, or a Guaranteed Minimum Withdrawal Benefit ("WB") Plan, which provides for a return of your guaranteed amount through periodic withdrawals or, if you meet certain conditions, payments for life. Upon annuitization, Secured Returns for Life and any elected optional death benefit rider automatically terminate. (You should note that the benefit does not, in all cases, guarantee payments "for Life." Certain actions you take may reduce, or even exhaust, your benefit.)

We use the following definitions to describe how Secured Returns for Life works:

AB Plan Maturity Date	The date when the AB Plan matures which is on the 10th Account Anniversary, or if you elect to "step-up" your guaranteed values under the rider, 10 years from the date of the most recent step-up.

Guaranteed Living Benefit Amount (the "GLB amount"):
The minimum amount guaranteed under the Contract while you are participating in the AB Plan. The GLB amount is initially equal to your initial Purchase Payment, which is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB amount is also used to set the GLB Base, Lifetime Income Base, and RGLB amount on the date you elect the WB Plan.

Guaranteed Living Benefit Base (the "GLB Base"):
A value equal to the RGLB amount on the date you elect to participate in the WB Plan. The GLB Base is adjusted later for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB Base is used to establish the Maximum WB Amount.

Lifetime Income Base:
A value equal to the RGLB amount on the later of the date you elect to participate in the WB Plan if you are age 60 or older and the first Account Anniversary after your 59th birthday. The Lifetime Income Base is adjusted later for any subsequent Purchase Payments, step-ups, and partial withdrawals. The Lifetime Income Base is used to establish the Maximum WB for Life Amount.

Maximum WB Amount:	The maximum guaranteed amount available for annual withdrawal until your RGLB amount has been reduced to zero. The annual Maximum WB Amount is equal to 5% of the GLB Base.

Maximum WB For Life Amount:
The maximum guaranteed amount available for annual withdrawal during your lifetime. The Maximum WB for Life Amount is equal to 4% or 5% of the current Lifetime Income Base depending upon the age of the Contract Owner on the date of the first withdrawal under the WB Plan or most recent Step-Up Date. If your Contract is co-owned, the age of the oldest co-owner will be used to determine the Maximum WB for Life Amount. (You should be aware that the Maximum WB for Life Amount is not a guaranteed amount. Certain actions you take could reduce the value of your Maximum WB for Life Amount to zero.)

Remaining Guaranteed Living Benefit (the "RGLB amount"):
If you elect the WB Plan, the minimum amount guaranteed under the Plan. The RGLB amount equals the GLB amount on the date you choose to participate in the WB Plan. This amount will be adjusted for subsequent Purchase Payments, step-ups, and partial withdrawals.

To participate in Secured Returns for Life, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the GMAB Maturity Date. The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
Sun Capital Balanced Return Model	MFS®/Sun Life Total Return Series - S Class
Build Your Portfolio	Oppenheimer Balanced Fund/VA - Service Shares

Dollar-Cost Averaging Program Options
6-Month DCA Guarantee Option
12-Month DCA Guarantee Option

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our "build your portfolio" program. That portfolio model and the "build your portfolio" program are described in "BUILD YOUR PORTFOLIO" in the Prospectus to which this Appendix is attached.

We reserve the right, in our sole discretion, to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

When you elected to participate in Secured Returns for Life, you were automatically enrolled in the AB Plan. At any time, you may elect instead, to receive your benefit under the WB Plan, provided that you make the election prior to the earliest of the Contract's maximum Annuity Commencement Date (the first day of the month following the youngest Annuitant's 95th birthday), the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under its terms, the AB Plan matures on the AB Plan Maturity Date. On that date, we will credit your Account Value with any excess of your GLB amount over your Account Value after adjusting for any Contract charges or credits. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time.

Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for step-ups (described below under "Step -Up") and partial withdrawals. If you make one or more subsequent Purchase Payments during the 10-year period, the period will not restart. Rather, the percentage of guaranteed return for each subsequent Purchase Payment after the second Account Anniversary will be reduced depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage added to the GLB amount
1-2	100%
3-5	85%
6-8	70%
9-10	60%

Note that the timing and amount of subsequent Purchase Payments and withdrawals may significantly affect the total Secured Returns for Life Benefit.

If your Account Value is greater than your GLB amount on the AB Plan Maturity Date, we will credit your Account Value with an amount equal to the charges you paid for Secured Returns for Life. For examples of how we calculate benefits under the AB Plan, see Examples 1 through 3 in this appendix.

If you die while participating in the AB Plan, all benefits and charges under Secured Returns for Life will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary and elects to continue the Contract. In that case, your surviving spouse has two options under the Contract.

•
Your spouse can automatically continue in the AB Plan even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT" in the Prospectus to which this Appendix is attached.) The charges under Secured Returns for Life will be assessed against the enhanced Account Value. The GLB amount, however, will not be reset.

•
Your surviving spouse can elect to switch to the WB Plan; however, such election must be made prior to the earliest of annuitization, the maximum Annuity Commencement Date, and the scheduled AB Plan Maturity Date. The same WB Plan benefits will apply, except the surviving spouse will not be entitled to receive lifetime withdrawal benefits under the original optional living benefit rider.

If the Contract is not continued by your surviving spouse following your death while participating in the AB Plan, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you are guaranteed a return of your RGLB amount, even if your Account Value becomes zero. Each Account Year, during which the WB Plan is in effect, you can withdraw up to your Maximum WB Amount until your RGLB amount has been depleted. Once the RGLB amount is reduced to zero, your GLB Base is permanently set to zero as well. However, if you exceed your Maximum WB Amount in any one Account Year, your RGLB and future guaranteed withdrawals will be reduced in the manner described below under "Withdrawals Under Secured Returns for Life."

The WB Plan also guarantees that, if you have chosen the WB Plan and if you are age 60 or older, you can withdraw up to your Maximum WB for Life Amount every Account Year that you are alive, even if your Account Value has been depleted. If you are younger than age 60, you may withdraw up to your Maximum WB for Life Amount every Account Year after your first Account Anniversary following your 59th birthday. If you exceed your Maximum WB for Life Amount in any one Account Year, the amount of your subsequent guaranteed lifetime withdrawals will be reduced in the manner discussed below under "Withdrawals Under Secured Returns for Life."
Your Maximum WB Amount is a set dollar amount equal to 5% of your GLB Base. On the day you elect to participate in the WB Plan, we set your RGLB amount to equal your GLB amount as described under Guaranteed Minimum Accumulation Benefit ("AB") Plan above. Your GLB Base also is set equal to the RGLB amount on the date you elect to participate in the WB Plan. This value is used to determine your Maximum WB Amount as discussed further below.

To calculate your Maximum WB for Life Amount, we must first determine your Lifetime Income Base. The Lifetime Income Base is an amount equal to the RGLB amount on:

●	the date you elected to participate in the WB Plan if you are age 60 or older on that date, or

●	your first Account Anniversary after your 59th birthday, if you are 59 or younger on the date you elect to participate in the WB Plan.

The Maximum WB for Life Amount will then be calculated, based upon your age on the date of the first withdrawal under the WB Plan, as follows:

Your Age on Date of First Withdrawal under WB Plan	Maximum WB for Life Amount
65 or older	5% of the Lifetime Income Base
64 or younger	4% of the Lifetime Income Base

You are not required to make any withdrawals after you have elected the WB Plan; however, each time you make a withdrawal, we determine whether the withdrawal has exceeded the Maximum WB Amount, the Maximum WB for Life Amount, or both. If you have exceeded the Maximum WB Amount or the Maximum WB for Life Amount, we determine the new maximum amount(s) for future withdrawals. In any one Account Year, withdrawals in excess of your Maximum WB Amount or your Maximum WB for Life Amount may reduce or eliminate your future guaranteed withdrawals, possibly reducing the guaranteed minimum withdrawal benefit to an amount less than the sum of your Purchase Payments. (See "Withdrawals Under Secured Returns for Life.")

Provided your RGLB amount and Account Value have not been reduced to zero, any Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your RGLB amount, your GLB Base, and your Lifetime Income Base each by 100% of such Purchase Payment. Therefore, your Maximum WB Amount will equal 5% of your new GLB Base. Your Maximum WB for Life Amount will equal 4% or 5% of your new Lifetime Income Base, depending upon your age on the date of your first withdrawals under the WB Plan as shown in the above chart or your most recent "Step-Up Date," described under "Step-Up."

Under the WB Plan, after your fourth Account Anniversary, you may not make any additional Purchase Payments unless your benefit under the rider has been cancelled, terminated, or revoked. For examples of how we calculate benefits under the WB Plan, see Examples 4, 5, and 6 in this Appendix.

If you die while participating in the WB Plan, your Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract or, alternatively, to receive the Maximum WB Amount on an annual basis until the RGLB amount has been reduced to zero. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your surviving spouse can automatically continue to participate in the WB Plan, but lifetime withdrawal benefits will not be available to your spouse. All other benefits under the WB Plan will continue, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT" in the Prospectus to which this Appendix is attached.) The charges under Secured Returns for Life will be assessed against the enhanced Account Value. The RGLB amount, however, will not be reset.

Cost of the Secured Returns for Life Benefit Rider

Unlike other Contract charges, the charge for Secured Returns for Life will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. The charge per year for Secured Returns for Life is currently equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 7 in this Appendix) The specific amount of the quarterly charge will be reflected on your quarterly account statement.

We will continue to deduct this charge until:

●	you annuitize; or

●	under the provisions of Secured Returns for Life;

●	your benefit matures;

●	your benefit is revoked; or

●	your RGLB amount and your Lifetime Income Base are both reduced to zero under the WB Plan.

Cancellation of the Benefit (caused by a transfer out of the Designated Funds, a Purchase Payment allocation to a non-Designated Fund, or an assignment) will not terminate the charge until the 7th Account Anniversary.

Withdrawals Under Secured Returns for Life

All withdrawals under Secured Returns for Life are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge" in the Prospectus to which this Appendix is attached.) In addition, any withdrawals you take under Secured Returns for Life will reduce the value of your benefit under the rider. Such withdrawals affect your benefit differently depending upon whether you are participating in the AB Plan or the WB Plan. In either case, however, a withdrawal may reduce the value of the Benefit by an amount greater than the amount withdrawn.

Assume you are participating in the AB Plan. Any withdrawals you make will reduce the dollar value of your benefits under this rider proportionally to the amount withdrawn. For example, after a partial withdrawal, the new GLB amount will equal

old GLB amount	X	Account Value immediately after partial withdrawal Account Value immediately before partial withdrawal

Therefore, on your AB Maturity Date, instead of crediting your Account Value with the full amount of your benefit, we will reduce the amount we credit proportionally to the amount withdrawn.

Assume you are participating in the WB Plan and you want to receive the full amount of your guaranteed benefit over a period of years. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. In other words, each year, you may withdraw no more than your Maximum WB Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year until your guaranteed benefit amount is completely withdrawn.

If, however, in any one Account Year, you withdraw more than the current Maximum WB Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new RGLB amount will be the lesser of:

●	your previous RGLB amount, reduced dollar for dollar by the amount of the withdrawal, and

●	your Account Value after the withdrawal.

Your new GLB Base will be the lesser of:

●	your previous GLB Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	your Account Value after the withdrawal.

Your new Maximum WB Amount will be 5% of your new reduced GLB Base. Going forward, this will be the maximum amount that you can withdraw annually without further reducing your benefit.

The Maximum WB Amount is not cumulative. If you withdraw less than the Maximum WB Amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to increase the Maximum WB Amount.

Assume you are participating in the WB Plan and, instead, you want to receive a guaranteed annual amount for the rest of your life. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. Under this scenario, you may withdraw no more than your Maximum WB for Life Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB for Life Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year as long as you are alive, subject to the other terms and conditions described herein.

If, however, in any one Account Year, you withdraw more than the current Maximum WB for Life Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new Lifetime Income Base will be the lesser of:

●	your previous Lifetime Income Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	the Account Value after the withdrawal.

A new Maximum WB for Life Amount will be determined based upon your age on the date of the first withdrawal under the WB Plan (or your age on the most recent "Step-Up Date," if later) as follows:

Your Age on the later of Date of First Withdrawal under WB Plan or Most Recent Step-Up Date	New Maximum WB for Life Amount
65 or older	5% of the new Lifetime Income Base
64 or younger	4% of the new Lifetime Income Base

The Maximum WB for Life Amount is not cumulative. That is to say, the unused portion in any Account Year cannot be applied in future years to increase the Maximum WB for Life Amount.

In general when participating in the WB Plan, you should keep the following in mind:

● A withdrawal in excess of the Maximum WB Amount or the Maximum WB for Life Amount might reduce or eliminate your Secured Returns for Life Benefits.

●
If your Account Value drops to zero and, in the same year, you withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life will terminate.

●
If your Account Value drops to zero but you did not, in the same year, withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life will continue. However, no subsequent Purchase Payment will be accepted, no death benefit or annuity benefits will be payable, and all benefits under your Contract, except the right to continue annual withdrawals under this rider, will terminate. You will have two choices:

(1)
You could choose to receive the Maximum WB for Life Amount, if any, until an Owner dies. In that case, after the death of an Owner, your beneficiary receives the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

(2) You (or your beneficiary if an Owner has died) could choose to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

If you do not make a choice, we will default you to option 1.

For examples showing how withdrawals affect your benefits under the WB Plan, see Examples 10, 11, and 12 below.

Annuitization Under the WB Plan

Under the WB Plan, if your RGLB Amount and your Account Value are greater than zero on the maximum Annuity Commencement Date, you may annuitize your Contract rather than receiving periodic payments under the WB plan. If no prior election to annuitize is on file with the Company, on the maximum Annuity Commencement Date, you may elect to:

●	annuitize your Contract;

●	surrender your Contract;

●	receive the Maximum WB Amount each year until the RGLB amount is reduced to zero; or

●	receive the Maximum WB for Life Amount each year until an Owner dies and, thereafter, allow the beneficiary to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

Regardless of whether you elect to annuitize, surrender or receive payments under the WB plan, all other Contract benefits, including the Death Benefit, will terminate on the Annuity Commencement Date. If you fail to make an election, we will automatically annuitize your Contract and provide a life annuity with 120 monthly payments certain.

Cancellation and Revocation of Secured Returns for Life

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If, however, you transfer some or all of your Account Value out of the Designated Funds, Secured Returns for Life will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, Secured Returns for Life will be cancelled. An assignment of ownership of the Contract will also cancel Secured Returns for Life.

Once Secured Returns for Life has been cancelled, it cannot be reinstated. After cancellation, you will continue to pay the annual charge for Secured Returns for Life until your 7th Account Anniversary.

Anytime after your 7th Account Anniversary, you may revoke Secured Returns for Life. Once revoked, Secured Returns for Life may not be reinstated. After Secured Returns for Life has been revoked, all benefits and charges will end.

Step-Up

On or after your third Account Anniversary, you may elect to increase your guaranteed amount to your then current Account Value ("step-up"). Currently, this step-up election may be made on any day after your third Account Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the third or any subsequent Account Anniversary.)

If you are participating in the AB Plan, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up, at least 3 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current GLB amount, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

If you are participating in the WB Plan on the Step-Up Date, we will step up your GLB Base, your RGLB amount, and your Lifetime Income Base to an amount equal to your Account Value on that date. If you elect to step-up, at least 3 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current GLB Base and the current Lifetime Income Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the above $5,000,000 limits, we reserve the right to aggregate your Account Value with the account values of all other Sun Life variable annuity contracts you own.

If you are in the AB Plan, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, we will automatically extend your Annuity Commencement Date to equal your AB Plan Maturity Date.

Without a step-up, your benefit under the AB Plan will "mature" on the 10th Account Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns for Life Rider charge, i.e. the "AB Plan Maturity Date"). If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date, unless you elect the WB Plan any time before the AB Plan matures. (See Examples 13, 14, and 15 in this Appendix.)

Following your step-up election, the rider fee will be changed to an amount that may be higher than your current fee as set forth above. The rider fee after the step-up will be set by us, based upon current market conditions, at the time of the step-up.

If you have been receiving benefits under the WB Plan, a step-up will change your Maximum WB Amount and your Maximum WB for Life Amount. Your Step-Up Date must be a date prior to your maximum Annuity Commencement Date. After the stepup, your Maximum WB Amount will be 5% of the new GLB Base, and your Maximum WB for Life Amount will be 4% or 5% of your new Lifetime Income Base depending upon your age. If you are 65 or older on the Step-Up Date and your Maximum WB for Life Amount has been equal to 4% of your GLB Base, your Maximum WB for Life Amount will be increased to 5% of your GLB Base. Note that, if you step-up in a particular Account Year, any withdrawals previously made in that Account Year are applied against your new Maximum WB Amount and your new Maximum WB for Life Amount. (See Example 14 in this Appendix.)

If your benefit is under the AB Plan, at the time of step-up, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above under "Guaranteed Minimum Withdrawal Benefit ("WB") Plan." (See Examples 14 and 15 in this Appendix.)

Subsequent Purchase Payments After a Step-Up

Under the WB Plan, subsequent Purchase Payments after a step-up will increase, on a dollar -for dollar basis, the RGLB amount, the GLB Base, and the Lifetime Income Base. After your fourth Account Anniversary, if you are participating in the WB Plan, subsequent Purchase Payments are not allowed.

Under the AB Plan, after your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon the "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount would increase by the following percentages of such Purchase Payments:

Step-Up Year	Payments Made Between	Percentage Added to the GLB amount
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, only 70% of a subsequent Purchase Payment made on October 2, 2015, would be guaranteed whereas 85% of a subsequent Purchase Payment made on October 1, 2015, would be guaranteed. It may be disadvantageous for you to make any such Purchase Payments that increase the GLB amount by less than 100% of the payment.

Refund of Secured Returns for Life Charges Under the AB Plan

If your Contract remains in the AB Plan until the AB Plan Maturity Date, and the Account Value is greater than or equal to the GLB amount, then we will refund the charges you have paid for Secured Returns for Life ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such AB Plan Maturity Date. No refund of the Secured Returns for Life rider charges will be made if you change from the AB Plan to the WB Plan.

Certain Tax Considerations

Certain tax considerations may be important to you in connection with a living benefit rider, such as Secured Returns for Life. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders" in the Prospectus to which this Appendix is attached.

In this connection, under "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" you should refer to "Tax Issues Under Secured Returns for Life Plus," for a discussion of the treatment of RMD distributions under a living benefit rider. Although that discussion is phrased in terms of the Secured Returns for Life Plus rider, it also applies to the Secured Returns for Life rider.

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION THAT YOU PURCHASED A CONTRACT ON JANUARY 1, 2006 WITH AN INITIAL PURCHASE PAYMENT OF $100,000 AND YOU ELECTED SECURED RETURNS FOR LIFE. YOUR INITIAL GLB AMOUNT EQUALS YOUR PURCHASE PAYMENT AMOUNT OF $100,000.

EXAMPLE 1: Calculation of Benefits under AB Plan.

●	Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.
●	Assume that on January 1, 2016, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.
●	Because your Account Value is less than your GLB amount by $15,000 [$100,000 - $85,000], an amount equal to $15,000 will be deposited into your Contract.

EXAMPLE 2: Calculation of Benefits under AB Plan with Subsequent Purchase Payments.

●	Assume that you did not elect the WB Plan at any time and that your Designated Funds had low investment performance.
●	On June 1, 2010, you make an additional $80,000 Purchase Payment.
●
Because the subsequent Purchase Payment was made in the fifth Account Year, we guarantee the return of 85% of that Purchase Payment, or $68,000. On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].

●	Assume that on January 1, 2016, your Account Value is $150,000. Assume that your total rider charges to date are $6,725.
●	Because your Account Value is less than your GLB amount by $18,000 [$168,000 - $150,000], an amount equal to $18,000 will be deposited into your Contract.

EXAMPLE 3: Calculation of Benefits under AB Plan with Subsequent Purchase Payment; Refund Applies.

●	Assume that you did not elect the WB Plan at any time and that your Designated Funds had low investment performance.
●	On June 1, 2010, you make an additional $80,000 Purchase Payment.
●
Because the subsequent Purchase Payment was made in the fifth Account Year, we guarantee the return of 85% of that Purchase Payment, or $68,000. On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].

●	Assume that on January 1, 2016, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.
●
Because your Account Value is greater than your GLB amount by $32,000 [$200,000 - $168,000], your Contract will be credited with an amount equal to the rider charges you have paid [$7,500], increasing your Account Value to $207,500.

EXAMPLE 4: Calculation of Benefits under WB Plan; Lifetime Withdrawals.

●	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.
●	On January 1, 2006:
●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
●	On December 31, 2006, after your first systematic withdrawal of $4,000:
●	Your Account Value is reduced by the amount of the withdrawal [$4,000].
●	Your GLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
●
Assume you take only annual systematic withdrawals of $4,000 for a total of 20 years. Assume you make no subsequent Purchase Payments. Assume that, because of poor investment performance of your Designated Funds, your Account Value equals zero. On December 31, 2025:

●	Your Account Value equals zero.
●	Your GLB amount, reduced by the amount of the total withdrawal, is $20,000 [$100,000-($4,000 x 20)].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Account Year.
●	Your Lifetime Income Base is still $100,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1) withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2) withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

●	Assume you elect to take annual payments of your Maximum WB for Life Amount. On December 31, 2030, when your GLB amount is reduced to zero:
●	Your Account Value equals zero.
●	Your GLB amount equals zero.
●	Your GLB Base equals zero because your GLB amount equals zero.
●	Your Lifetime Income Base is still $100,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
You will continue to receive $4,000 per year as long as you are alive.

EXAMPLE 5: Calculation of Benefits under WB Plan; Early Withdrawals.

●	Assume you are age 56 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually.
●	On January 1, 2006:
●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday
●	Your Maximum WB for Life Amount is zero [4% of your Lifetime Income Base].
●	On December 31, 2006, after your first systematic withdrawal of $5,000, your Maximum WB Amount:
●	Your Account Value is reduced by the amount of the withdrawal [$5,000].
●	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday.
●
Assume you take only systematic withdrawals of $5,000 for a total of 3 years. Assume you make no subsequent Purchase Payments. On December 1, 2008, you celebrate your 59th birthday. On January 1, 2009:

●	Your Account Value has been reduced by the amount of the total withdrawals [$15,000].
●	Your GLB amount, reduced by the amount of the total withdrawal, is $85,000 [$100,000-($5,000 x 3)].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Account Year.
●	Your Lifetime Income Base is set at $85,000 [an amount equal to the GLB amount on your first Account Anniversary after your 59th birthday].
●	Your Maximum WB for Life Amount is $3,400 [4% of your Lifetime Income Base because you are less than 65 years old].
●
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$3,400] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2028:

●	Your Account Value equals zero.
●	Your GLB amount, reduced by the amount of the total withdrawals, is $17,000 [85,000 - ($3,400 x 20)].
●	Your GLB Base is still $100,000 because you did not withdraw more than the Maximum WB Amount in any Account Year.
●	Your Lifetime Income Base is still $85,000 because you did not withdraw more than the Maximum WB for Life Amount in any Account Year.

●	Assume you elect to take annual payments of your Maximum WB for Life Amount until your GLB amount is reduced to zero in 2033.
●	Your Account Value equals zero.
●	Your GLB amount equals zero.
●	Your GLB Base equals zero because your GLB amount equals zero.
●	Your Lifetime Income Base is still $85,000 because you did not withdraw more than your Maximum WB for Life Amount.
You will continue to receive $3,400 per year as long as you are alive.

EXAMPLE 6: Calculation of Benefits under WB Plan with Subsequent Purchase Payments; Lifetime Withdrawals.

●	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.
●	On January 1, 2006:
●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
●	On December 31, 2006, after your first systematic withdrawal of $4,000:
●	Your Account Value is reduced by the amount of the withdrawal [$4,000].
●	Your GLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
●
Assume you take only annual systematic withdrawals of $4,000 for a total of 4 years. Assume you make a subsequent Purchase Payment of $50,000, in your 4th Account Year. Assume also that, immediately before the subsequent Purchase Payment, your Account Value was $80,000. On December 31, 2009:

●	Your Account Value equals $130,000 [$80,000 + $50,000].
●	Your GLB amount, reduced by the amount of the total withdrawals and increased by the subsequent Purchase Payment, is $134,000 [$100,000 - ($4,000 x 4) + $50,000].
●	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB Amount is $7,500 [5% of your new GLB Base].
●	Your Lifetime Income Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB for Life Amount is $6,000 [4% of your new Lifetime Income Base].

You may increase your annual systematic withdrawals to $6,000 without any effect on your future lifetime benefits.

●
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$6,000] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2029:

●	Your Account Value equals zero.
●	Your GLB amount, reduced by the amount of the total withdrawals is $14,000 [$134,000 - ($6,000 x 20)].
●	Your GLB Base is still $150,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $150,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you.At this point, however, you must choose between:

(1) withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2) withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

●	Assume you elect to take annual payments of your Maximum WB for Life Amount of $6,000 until your GLB amount is reduced to zero in 2032.
●	Your Account Value equals zero.
●	Your GLB amount equals zero.
●	Your GLB Base equals zero because your GLB amount equals zero.
●	Your Lifetime Income Base is still $150,000 because you did not withdraw more than your Maximum WB for Life Amount.
You will continue to receive $6,000 per year as long as you are alive.

EXAMPLE 7: Calculation of Explicit Rider Charges.

●
Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

●
On March 31, 2006, your Account Value before the charge for Secured Returns for Life is taken is $101,196.79. The charge deducted on March 31, 2006 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2006 is $101,070.29 ($101,196.79 - $126.50).

●
On June 30, 2006, your Account Value before the charge for Secured Returns for Life is taken is $102,307.23. The fee deducted on June 30, 2006 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2006 is $102,179.35 ($102,307.23 - $127.88).

●
On September 30, 2006, your Account Value before the charge for Secured Returns for Life is taken is $103,443.69. The fee deducted on September 30, 2006 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2006 is $103,314.39 ($103,443.69 - $129.30).

●
This pattern continues until the maturity date for your Benefit of January 1, 2016. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns for Life charges that have been made. Note that if Secured Returns for Life was revoked or cancelled before the maturity date for your Benefit of January 1, 2016, then no Secured Returns for Life credit will be made to your Account.

EXAMPLE 8: Withdrawals under the AB Plan; low investment performance.

●	Assume that you did not elect the WB plan at any time.
●	Assume that on January 1, 2007, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.
●	On January 1, 2007, your GLB amount will be reset to $90,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $100,000 x [$99,000 ÷ $110,000].
●	Assume you make no more withdrawals or Purchase Payments and that your Account Value on January 1, 2016 is $87,000. Assume that your total rider charges to date are $4,710.
●	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).

EXAMPLE 9: Withdrawals with Subsequent Purchase Payments under the AB Plan; low investment performance.

●	Assume that you did not elect the WB Plan at any time.
●	On June 1, 2010, you make an additional $80,000 Purchase Payment.
●	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].
●	Assume that, on June 1, 2012, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.
●	On June 1, 2012, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [$200,000 ÷ $240,000].
●	Assume you make no more withdrawals or Purchase Payments and that your Account Value on January 1, 2016, is $125,000. Assume that your total rider charges to date are $7,200.
●	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).

EXAMPLE 10: Withdrawals under WB Plan Exceeding Maximum WB for Life Amount; Poor Investment Performance.

●
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Funds have had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2006:

●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $93,000:
●	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●
Your Lifetime Income Base is reduced to $93,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($5,000 - $4,000)] and (2) your new Account Value [$93,000]].

●	Your Maximum WB for Life Amount is $3,720 [4% of your new Lifetime Income Base].
●
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $5,000 for a total of 16 years. Because of poor investment performance of your Designated Funds, your Account Value decreases to $3,330. In addition, because you have taken withdrawals in excess of the Maximum WB for Life Amount, your Lifetime Income Base is now $3,330. Your Maximum WB for Life Amount is now 4% or $3,330 or $133.

●	Assume you Designated Funds earn -2% in Account Year 17, and that you take another $5,000 withdrawal. On December 31, 2022:
●	Your Account Value is zero.
●	Your GLB amount is $15,000 [$100,000 - ($5,000 x 17)].
●	Your GLB Base is still $100,000 because you withdrew no more than the Maximum WB Amount.
●	Your Lifetime Income Base is zero [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$3,330 - ($5,000 - $133)] and (2) your new Account Value [$0]].
●	Your Maximum WB Amount is still $5,000 [5% of your GLB Base].
●	Your Maximum WB for Life Amount equals zero [4% of your new Lifetime Income Base].

Even though your Contract has terminated because your Account Value has reduced to zero, we will pay you the Maximum WB Amount of $5,000 per year for three more years, until your GLB amount is reduced to zero.

EXAMPLE 11: Withdrawals under WB Plan Exceeding Maximum WB for Life Amount; Positive Investment Performance.

●
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Funds have had positive investment performance, gaining 2% a year over the course of the Contract. On January 1, 2006:

●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $97,000:
●	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●
Your Lifetime Income Base is reduced to $97,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($5,000 - $4,000)] and (2) your new Account Value [$97,000]].

●	Your Maximum WB for Life Amount is $3,880 [4% of your new Lifetime Income Base].
●
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $5,000 for a total of 19 years. Your GLB amount has been reduced to $5,000 [$100,000 - ($5,000 x 19)]. Because of good investment performance of your Designated Funds, your Account Value is now $31,478. In addition, because you have taken withdrawals in excess of the Maximum WB for Life Amount, your Lifetime Income Base is also now $31,478. Your Maximum WB for Life Amount is now 4% of $31,478, or $1,259.

●	Assume your Designated Funds earn 2% in Account Year 20, and that you take another $5,000 withdrawal. On December 31, 2025:
●	Your Account Value is $27,108.
●	Your GLB amount is zero [$5,000 remaining - $5,000 withdrawal].
●	Your GLB Base is zero because your GLB amount is equal to zero.
●	Your Lifetime Income Base is $27,108 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$31,478 - ($5,000 - $1,259)] and (2) your new Account Value [$27,108]].
●	Your Maximum WB for Life Amount equals $1,084 [4% of your new Lifetime Income Base of $27,108].

Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. If your Account Value is reduced to zero by a withdrawal that does not exceed you Maximum WB for Life Amount, we will continue to pay your then current Maximum WB for Life Amount each year as long as you are alive. If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount, your Lifetime Income Base will be reduced to zero, your Maximum WB for Life Amount will become zero, and no more benefits will be paid.

EXAMPLE 12: Withdrawals under WB Plan Exceeding Maximum WB Amount.

●
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006. Assume that your Designated Funds have had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2006:

●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	On December 31, 2006, after you take a withdrawal of $6,000, your Account Value is $92,000:
●	Your GLB amount is reduced to $92,000 [the lesser of (1) your current GLB amount minus the withdrawal [$100,000-$6,000] and (2) your new Account Value [$92,000]].
●	Your GLB Base is reduced to $92,000 [the lesser of (1) your current GLB Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].
●	Your Maximum WB Amount is now $4,600 [5% of your GLB Base].
●
Your Lifetime Income Base is reduced to $92,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($6,000 - $4,000)] and (2) your new Account Value [$92,000]].

●	Your Maximum WB for Life Amount is $3,680 [4% of your new Lifetime Income Base of $92,000].
●
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $6,000 for a total of 13 years. Due to the of poor investment performance of your Designated Funds, your Account Value is now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB amount is also now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB Base is also now $7,609. Your Maximum WB Amount is 5% of $7,609, or $380. Because you have taken withdrawals in excess of your Maximum WB for Life Amount, your Lifetime Income Base is also now $7,609. Your Maximum WB for Life Amount is 4% of $7,609, or $304.

●	Assume your Designated Funds earn -2% in Account Year 14, and that you take another $6,000 withdrawal. On December 31, 2022:
●	Your Account Value is $1, 457 [$7,609 x (1 - 0.02) - $6,000].
●	Your GLB amount is $1,457 [the lesser of (1) your current GLB amount minus the withdrawal amount ($7,609 - $6,000) and (2) your new Account Value ($1,457)].
●	Your GLB Base is $1,457 [the lesser of (1) your current GLB Base minus the excess withdrawal [$7,609 - $6,000 - $380)] and (2) your new Account Value ($1,457)].
●	Your Maximum WB Amount equals $73 [5% of your new Lifetime Income Base].
●	Your Lifetime Income Base is $1,457 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$7,609 - ($6,000 - $304)] and (2) your new Account Value [$1,457]].
●	Your Maximum WB for Life Amount equals $58 [4% of your new Lifetime Income Base of $1,457].

Because your GLB Base is greater than zero, you may take annual withdrawals up to the Maximum WB Amount until your GLB amount becomes zero. Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. Any withdrawal you take that is greater than your Maximum WB Amount will reduce your GLB Base (and hence, give you a new, reduced Maximum WB Amount). Any withdrawal you take that is greater than your Maximum WB for Life Amount will reduce your Lifetime Income Base (and hence, give you a new, reduced Maximum WB for Life Amount).

If your Account Value is reduced to zero by a withdrawal that does not exceed your Maximum WB for Life Amount, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die, or
(2)	withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount but does not exceed your Maximum WB Amount, your Lifetime Income Base will become zero, but we will continue to pay your then current Maximum WB Amount each year until your GLB is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds both your Maximum WB for Life Amount and your Maximum WB Amount, your Lifetime Income Base, your GLB amount, and your GLB Base will all be reduced to zero, your Maximum WB for Life Amount and your Maximum WB Amount will both become zero, and no more benefits will be paid.

EXAMPLE 13: Step-up elected under AB Plan.

●
Assume that you did not elect the WB plan at any time. Assume that your Account Value was $150,000 on January 1, 2009. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you elect to step-up.

●
Your Maturity Date is reset to January 1, 2019 (ten years after the date of the step-up). Assume that on January 1, 2019, your Account Value is $130,000. Assume that your total rider charges to date are $8,875.

●	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).

EXAMPLE 14: Step-up elected under WB Plan.

●
Assume you are age 65 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Funds have had good investment performance, gaining 6% a year over the course of the Contract. On January 1, 2006:

●	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base because you are age 65].
●	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $101,000:
●	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
●	Assume you make no subsequent Purchase Payments, but you take systematic withdrawals of $5,000 for a total of 3 years. On December 31, 2008:
●	Your Account Value is $103,184.
●	Your GLB amount is $85,000 [$100,000 - ($5,000 x 3)].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is still $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].

Because your Account Value is greater than your GLB amount, your GLB Base, and your Lifetime Income Base, you may step-up your GLB amount, your GLB Base, and your Lifetime Income Base each to an amount equal to your current Account Value. Assume you elect to step-up. On January 1, 2009*:

●	Your Account Value is $103,184.
●	Your GLB amount is $103,184.
●	Your GLB Base is $103,184.
●	Your Maximum WB Amount is $5,159 [5% of your new GLB Base].
●	Your Lifetime Income Base is $103,184.
●	Your Maximum WB for Life Amount is $5,159 [5% of your new Lifetime Income Base].
*
Note: Assume instead that you elected to step-up sometime in 2009 after your withdrawal of $5,000 was taken and that your Account Value at the time of the step-up was $103,184. Your new Maximum WB Amount and new Maximum WB for Life amount would apply so that you could withdraw an additional $159 without exceeding your maximum amounts.

EXAMPLE 15: Subsequent Purchase Payments after Step-up under the AB Plan; Refund Applies.

●
Assume that you did not elect the WB plan at any time. Assume that your Account Value was $150,000 on January 1, 2009. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you elect to step-up. Your Maturity Date is reset to January 1, 2019 (ten years after the date of the step-up).

●	On June 1, 2010, you make an additional $80,000 Purchase Payment.
●
On June 1, 2010, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has been less than two years since the step-up was elected, the GLB amount is increased by 100% of the new Purchase Payment amount.

●	Assume that on January 1, 2019 (your Maturity Date), your Account Value is $280,000. Assume that your total rider charges to date are $13,850.
●	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $293,850.

APPENDIX E -
PREVIOUSLY AVAILABLE INVESTMENT OPTIONS

The current available variable investment options are those listed on page 1 of the prospectus.

If you purchased your Contract before February 2, 2004, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Large-Cap Equity Funds	Real Estate Equity Funds
MFS®/Sun Life Capital Appreciation - S Class	Sun Capital Real Estate Fund® - Initial Class
MFS®/Sun Life Strategic Value - S Class	Multi- Sector Bond Funds
International/Global Equity Funds	MFS®/Sun Life Strategic Income - S Class
MFS®/Sun Life Global Growth - S Class
Mid-Cap Equity Funds
MFS®/Sun Life Mid Cap Growth - S Class
MFS®/Sun Life Mid Cap Value - S Class

Massachusetts Financial Services Company advises the MFS®/Sun Life Funds. Sun Capital Advisers LLC advises the Sun Capital Funds.

If you purchased your Contract before March 5, 2007, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Large-Cap Equity Funds	Large-Cap Equity Funds (continued)
Columbia Marsico 21st Century Fund, Variable Series,	MFS®/ Sun Life Massachusetts Investors Trust
A Class*	MFS®/ Sun Life Research - S Class
Columbia Marsico Growth Fund, Variable Series,	MFS®/ Sun Life Strategic Growth - S Class
A Class*	Emerging Markets Equity Funds
MFS®/ Sun Life Capital Opportunities - S Class	MFS®/Sun Life Emerging Markets Equity - S Class
MFS®/ Sun Life Emerging Growth - S Class	Small-Cap Equity Funds
MFS®/ Sun Life Massachusetts Investors Growth Stock -	MFS®/ Sun Life New Discovery - S Class
S Class	Oppenheimer Main Street Small Cap Fund/VA
- Service Shares

* Only available if you purchased your Contract through a Bank of America representative.

Columbia Management Advisors, LLC, advises the Columbia Funds (with Marsico Capital Management, LLC, sub-advising the Columbia Marsico Funds). Massachusetts Financial Services Company advises the MFS®/Sun Life Funds. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Sun Capital Advisers LLC advises the Sun Capital Funds.

If you purchased your Contract from a Bank of America representative before April 22, 2007, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Mid-Cap Equity Funds	Small-Cap Equity Funds
Wanger Select	Wanger US Smaller Companies
Emerging Markets Equity Funds	Money Market Funds
Columbia Small Cap Value Fund, Variable Series -	Sun Capital Money Market Fund® - S Class
Class B

Columbia Management Advisors, LLC, advises the Columbia Funds. Columbia Wanger Asset Management, L.P. advises Wanger U.S. Smaller Companies and Wanger Select. Sun Capital Advisers LLC advises the Sun Capital Funds.

APPENDIX F -
SECURED RETURNS BENEFIT

The optional living benefit rider "Secured Returns Benefit" was available for all Contracts issued prior to September 7, 2004 and certain contracts issued after that date. The following information applies to your Contract if you elected to participate in the Secured Returns Benefit and did not replace it with the Secured Returns 2 rider, which was available for such replacements for a limited period of time. The Secured Returns Benefit rider is no longer available for sale on new Contracts. Since we are no longer offering this rider to new Owners, renewals of the Secured Returns Benefit are no longer available.

The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed can be greater than or less than your Account Value.

Upon annuitization, the Benefit and any optional death benefit rider automatically terminate.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until your guaranteed amount is reduced to zero. The only Funds and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
Sun Capital Balanced Return Model	MFS®/Sun Life Total Return Series - S Class
Oppenheimer Balanced Fund/VA - Service Shares

We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

If you elected to participate in the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elected the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge.

Anytime after your 7th Account Anniversary, you may revoke the Secured Returns Benefit. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, that optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, that optional death benefit rider will not be cancelled and the cost of such rider (0.25% of your average daily Account Value) will remain.

If you elected the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan. You are automatically enrolled in the AB Plan at the time you elect the Secured Returns Benefit. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge" in the Prospectus to which this Appendix is attached) In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce your GLB amount proportionally to the amount of Account Value withdrawn. For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in this Appendix.

Under the terms of the Guaranteed Minimum Accumulation Benefit ("AB") Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your Guaranteed Living Benefit Amount ("GLB amount") over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will increase the GLB amount by less than 100% of the Purchase Payment depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage Guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in this Appendix. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit. In particular, it may be disadvantageous for you to make Purchase Payments that increase the GLB amount by less than 100% of the payment.

To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in this Appendix.)

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. In that case, your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Account Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

If the Contract is not continued by your surviving spouse following your death while participating in the AB Plan, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Under the terms of the Guaranteed Minimum Withdrawal Benefit ("WB") Plan, you may withdraw up to a set dollar amount from your Account Value each year during which the WB Plan is in effect, until your remaining GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount and future guaranteed withdrawals will be reduced in the manner discussed further below. You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the remaining GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the remaining GLB amount. Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your remaining GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan. For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in this Appendix.

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce your remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, your remaining GLB amount will be reduced to equal the lesser of:

(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new remaining GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in this Appendix.)

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your remaining GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until your remaining GLB amount has been reduced to zero.

If you die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance " under "DEATH BENEFIT" in the Prospectus to which this Appendix is attached) In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been reduced to zero.

Certain tax considerations may be important to you in connection with a living benefit rider, such as Secured Returns. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders" in the Prospectus to which this Appendix is attached.

In this connection, under "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" you should refer to "Tax Issues Under Secured Returns for Life Plus," for a discussion of the treatment of RMD distributions under a living benefit rider. Although that discussion is phrased in terms of the Secured Returns for Life Plus rider, it also applies to the Secured Returns rider. (You may simply disregard any references in that discussion to Secured Returns for Life Plus features that are not also features of Secured Returns.)

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION YOU SELECTED THE SECURED RETURNS BENEFIT ON OR BEFORE YOUR ISSUE DATE.

Examples 1 through 4 in this Appendix demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 in this Appendix show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan. Examples 5 through 8 in this Appendix demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 in this Appendix show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 1: Low investment performance; no WB election.

●
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

●	Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000).

EXAMPLE 2: High investment performance; no WB election

●
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

●	Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased.

EXAMPLE 3: Low investment performance; WB election

●
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On December 31, 2003, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●	On December 31, 2004, your remaining GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.

●
On December 31, 2011, your remaining GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the remaining GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates.

EXAMPLE 4: High investment performance; WB election

●	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On December 31, 2003, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●	On December 31, 2004, your remaining GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.

●	On December 31, 2011, your remaining GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.

●	On December 31, 2016, the remaining GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.

●
Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the remaining GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues.

EXAMPLE 5: Withdrawals under the AB Plan

●	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.

●
Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000).

●
Assume you make no more withdrawals or Purchase Payments and that your Account Value, on January 1, 2013, is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals under the WB Plan

●
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

●	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your remaining GLB amount is still $100,000 and your maximum WB amount is still $7,000.

●
Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your remaining GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

●
Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Account Year, so the maximum WB amount has not yet been exceeded. Your remaining GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

●
Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Account Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the remaining GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) ÷ $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000 ÷ 12.57).

EXAMPLE 7: Withdrawals with subsequent Purchase Payments under the AB Plan

●	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.

●	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).

●
Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000. Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000 ÷ $240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

●	Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000).

EXAMPLE 8: Withdrawals with subsequent Purchase Payments under the WB Plan

●
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

●	On January 1, 2004, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

●
Assume that, on January 6, 2004, you make an additional Purchase Payment of $50,000. Your remaining GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

●
Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your remaining GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

●
Assume that, on January 1, 2013, your Account Value equals $0. Your remaining GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the remaining GLB amount is reduced to zero.

APPENDIX G -
SECURED RETURNS 2 BENEFIT

The following information applies to your Contract if you elected to participate in the optional living benefit rider Secured Returns 2 and did not replace it with the Secured Returns for Life Rider, which was available for such replacements for a limited period of time beginning in November 2005. The Secured Returns 2 rider is no longer available for sale on new Contracts. Since we are no longer offering this rider to new Owners, renewals of the Secured Returns 2 Benefit are no longer available.

The Secured Returns 2 Benefit ("Benefit" or "Secured Returns 2") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed can be greater than or less than your Account Value. All Benefits and charges under Secured Returns 2 terminate upon annuitization.

Secured Returns 2 is available only if you are age 84 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may combine the Benefit with any optional death benefit rider other than the EEB Premier Plus rider. Upon annuitization, Secured Returns 2 and any elected optional death benefit rider automatically terminate.

To participate in Secured Returns 2, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the guaranteed amount is reduced to zero. The only Funds and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
Sun Capital Balanced Return Model	MFS®/Sun Life Total Return Series - S Class
Oppenheimer Balanced Fund/VA - Service Shares

We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Unlike other Contract charges, the charge for Secured Returns 2 will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. The charge per year is equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 12 in this Appendix) The specific amount of the quarterly charge will be reflected on your quarterly account statement. We will continue to deduct this charge until you annuitize or your Secured Returns 2 Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) will not terminate the charge, until the 7th Account Anniversary. Anytime after your 7th Account Anniversary, you may revoke Secured Returns 2. Once revoked, Secured Returns 2 may not be reinstated. After Secured Returns 2 has been revoked, all benefits and charges will end.

Transfers among the Designated Funds are permitted as described under "Transfer Privilege" in the Prospectus to which this Appendix is attached. If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns 2 Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns 2 Benefit will be cancelled. Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary.

If you elect Secured Returns 2, you may choose to receive your Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect Secured Returns 2, you are automatically enrolled in the AB Plan. After your first Account Anniversary, you may elect instead to receive your Benefit under the WB Plan, provided that you make the election prior to the earliest of your 81st birthday, the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

All withdrawals under Secured Returns 2 are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge" in the Prospectus to which this Appendix is attached.) In addition, if you have elected Secured Returns 2, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce your Guaranteed Living Benefit Amount ("GLB amount") proportionally to the amount of Account Value withdrawn. For examples showing how withdrawals affect your benefits under Secured Returns 2, see Examples 6, 7, 8, 9 and 11 in this Appendix.

Under the terms of the Guaranteed Minimum Accumulation Benefit ("AB") Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will increase the GLB amount by less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1, 2, and 3 in this Appendix. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns 2 Benefit. In particular, it may be disadvantageous for you to make Purchase Payments that increase the GLB amount by less than 100% of the payment.

If your Contract remains in the AB Plan until it "matures" on the later of your 10th Account Anniversary or 10 years from your most recent Step-Up Date, and the Account Value is greater than or equal to the GLB amount on the "maturity date," then we will refund the charges you have paid for Secured Returns 2 ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such "maturity date." No refund of Secured Return 2 charges will be made if you change from the AB Plan to the WB Plan.

To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 6 and 9 in this Appendix)

If you die while participating in the AB Plan, all benefits and charges under Secured Returns 2 will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. In that case, your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns 2 Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and the date the AB Plan is scheduled to "mature". If your surviving spouse does not elect the WB Plan, the AB Plan will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT" in the Prospectus to which this Appendix is attached.) In all cases, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value.

If the Contract is not continued by your surviving spouse following your death while participating in the AB Plan, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Under the terms of the Guaranteed Minimum Withdrawal Benefit ("WB") Plan, you may withdraw up to a set dollar amount from your Account Value each year during which the WB Plan is in effect, until your remaining GLB amount equals zero. Once the remaining GLB amount is reduced to zero, the Secured Returns 2 Benefit will expire and no new Purchase Payments will be accepted into the WB Plan. This set dollar amount, or "maximum WB amount," is equal to 7% of the remaining GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount and future guaranteed withdrawals will be reduced in the manner discussed further below. You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns 2 Benefits if your Account Value is less than your remaining GLB amount. In all cases, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the remaining GLB amount. Provided any remaining GLB amount is not reduced to zero, any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your remaining GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments unless your WB Plan has expired.

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:

(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new remaining GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 7 in this Appendix.)

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns 2 benefits will continue until your remaining GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until your remaining GLB amount has been reduced to zero.

For examples of how we calculate benefits under the WB Plan, see Examples 4 and 5 in this Appendix.

If you die while participating in the WB Plan and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns 2 will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT" in the Prospectus to which this Appendix is attached) In such case, the remaining GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value. In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been reduced to zero.

After your fifth Account Anniversary, you may elect to increase ("step-up") your GLB amount or remaining GLB amount to your then current Account Value. Currently, this step-up election may be made on any day after your fifth Account Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the fifth or any subsequent Account Anniversary.) On the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB or remaining GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up your GLB or remaining GLB amount, at least 5 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up the GLB or remaining GLB amount if the current Account Value is greater than the current GLB or remaining GLB amount. If you are in the AB Plan, you must be less than age 85 on the Step-Up Date. If you are in the WB Plan, you must be less than age 81 on the Step-Up Date.

Following your step-up election, the rider fee may be changed to an amount that may be higher than your current Secured Returns 2 fee as discussed above. The rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

If you are participating in the AB Plan and you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. Without a step-up, your benefit under the AB Plan will "mature" on the 10th Account Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns 2 rider charges). After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date. (See Example 2 in this Appendix.)

If you have been receiving benefits under the WB Plan, a step-up may change your "maximum WB amount." After the step up, your "maximum WB amount" will become the greater of the current "maximum WB amount" and 7% of your new remaining GLB amount. Note that, if you step-up in a particular Account Year, any withdrawals previously made in that Account Year are applied against your new "maximum WB amount." (See Example 8 in this Appendix.)

At the time of a step-up, if your benefit is under the AB Plan, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above.

Because Purchase Payments, under the WB Plan, are not allowed after your fourth Account Anniversary, you must be participating in the AB Plan to make any subsequent Purchase Payments after a Step-Up. After your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount will increase by the following percentages:

Step-Up Year	Payments Made Between	Percentage Guaranteed
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, a subsequent Purchase Payment made on October 2, 2015, will provide only a 70% guarantee whereas a subsequent Purchase Payment made on October 1, 2015, will provide an 85% guarantee. (See Example 10 in this Appendix.) It may be disadvantageous for you to make any such Purchase Payments that increase the GLB amount by less than 100% of the payment.

Certain tax considerations may be important to you in connection with a living benefit rider, such as Secured Returns 2. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders" in the Prospectus to which this Appendix is attached.

In this connection, under "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" you should refer to "Tax Issues Under Secured Returns for Life Plus," for a discussion of the treatment of RMD distributions under a living benefit rider. Although that discussion is phrased in terms of the Secured Returns for Life Plus rider, it also applies to the Secured Returns 2 rider. (You may simply disregard any references in that discussion to Secured Returns for Life Plus features that are not also features of Secured Returns 2.)

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION YOU ELECTED THE SECURED RETURNS 2 BENEFIT ON JANUARY 1, 2005 WITH AN INITIAL PURCHASE PAYMENT OF $100,000. YOUR INITIAL GLB AMOUNT EQUALS YOUR PURCHASE PAYMENT AMOUNT OF $100,000.

EXAMPLE 1: Low investment performance; no WB election.

●
Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. Since your Account Value was below the GLB amount of $100,000 from January 1, 2010 through January 1, 2015, the step-up feature is not available.

●	Assume that on January 1, 2015, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.

●	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($100,000 - $85,000).

EXAMPLE 2: Low investment performance; no WB election; step-up elected.

●
Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. However, assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

●
Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020, your Account Value is $130,000. Assume that your total rider charges to date are $10,125.

●	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).

EXAMPLE 3: High investment performance; no WB election; refund applies.

●
Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance. Assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do not elect to step-up.

●	Assume that on January 1, 2015, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.

●	Because your Account Value is greater than the GLB amount of $100,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $207,500.

EXAMPLE 4: Low investment performance; WB election.

●
Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount, or $7,000).

●	On December 31, 2006, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.

●
On December 31, 2007, your remaining GLB amount will be $86,000. Assume that, on this date, your Account Value is $80,000. The $7,000 withdrawals continue for seven more years. Assume that from January 1, 2010 through December 31, 2014, your Account Value is less than your remaining GLB amount. Therefore, the step-up feature is not available.

●	On December 31, 2014, your remaining GLB amount will be $37,000. Assume that, on this date, your Account Value is $0.

●	These withdrawals of $7,000 continue until the remaining GLB amount runs out in year 2020. At that time, Secured Returns 2 terminates.

EXAMPLE 5: High investment performance; WB election; step-up elected.

●
Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount, or $7,000).

●	On December 31, 2006, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $95,000.

●
On December 31, 2007, your remaining GLB amount will be $86,000. Assume that, on this date, your Account Value is $90,000. The $7,000 withdrawals continue for two more years. Assume that on January 1, 2010, your Account Value is $80,000 and your remaining GLB amount is $72,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $80,000. Assume you elect to step-up. Your maximum WB amount is calculated as 7% of $80,000 = $5,600. However, since this is less than your current maximum WB amount of $7,000, your maximum WB amount will remain at $7,000.

●	Assume you continue to withdraw $7,000 per year for four more years. On December 31, 2013, your remaining GLB amount will be $52,000. Assume that, on this date, your Account Value is $56,000.

●	These $7,000 withdrawals continue. On December 31, 2020, the remaining GLB amount equals $3,000. Assume that, on this date, your Account Value equals $20,000.

●
Assume that you withdraw $3,000 on February 12, 2021. At this time, the remaining GLB amount is reduced to zero and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues.

EXAMPLE 6: Withdrawals under the AB Plan; low investment performance.

●	Assume that you did not elect the WB plan at any time.

●	Assume that on January 1, 2006, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.

●	On January 1, 2006, your GLB amount will be reset to $90,000 (the previous GLB amount reduced proportional to the amount of Account Value withdrawn).

●	Assume you make no more withdrawals or Purchase Payments and that your Account Value on January 1, 2015 is $87,000. Assume that your total rider charges to date are $4,710.

●	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).

EXAMPLE 7: Withdrawals under the WB Plan; low investment performance.

●
Assume that you elect the WB plan at the beginning of your second Account Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 remaining GLB amount). However, assume no withdrawals are made. On July 1, 2006, assume that your Account Value is $95,000. The remaining GLB amount is still $100,000, and the maximum WB amount is still $7,000.

●	Assume that you make a withdrawal of $5,000 on September 3, 2006. Your remaining GLB amount is now $95,000. Assume that your Account Value is now $88,000.

●
Assume that you make another withdrawal of $5,000 on April 5, 2007. This is now a new Account Year, so the maximum WB amount has not been exceeded yet. Your remaining GLB amount is now $90,000. Assume that your Account Value is now $80,000.

●
Assume that you make another withdrawal of $5,000 on September 18, 2007. Your total withdrawals in the current Account Year are now $10,000 and exceed the WB maximum of $7,000. Assume that your Account Value is $79,000 just before the withdrawal, and $74,000 just after the withdrawal.

●
Because your withdrawals exceeded the maximum WB amount, your remaining GLB amount is reduced to the lesser of your previous remaining GLB amount reduced dollar for dollar for the withdrawal ($90,000 - $5,000), and your current Account Value ($74,000). Therefore, your new remaining GLB amount is $74,000. Your maximum WB amount is reduced so that the date on which the remaining GLB expires will be the same date it would have expired had the maximum WB been withdrawn every year (i.e., ($90,000 - $2,000) ÷ $7,000 = 12.57 years). Thus the new maximum WB amount becomes $5,887 ($74,000 ÷ 12.57).

EXAMPLE 8: Withdrawals under the WB Plan; high investment performance; step-up elected.

●
Assume that you elect the WB plan at the beginning of your second Account Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 remaining GLB amount). However, assume you make no withdrawals. On February 1, 2010, assume that your Account Value is $124,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $124,000. Assume that you do not step-up. Your remaining GLB amount is still $100,000, and the maximum WB amount is still $7,000.

●
Assume that on March 3, 2010, your Account Value is now $125,000. You now make a withdrawal of $5,000. Your remaining GLB amount is now $95,000. Your Account Value is now $120,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $120,000. Assume that you do step-up. Your maximum WB amount is calculated as 7% of $120,000 = $8,400. Since this is greater than your current maximum WB amount of $7,000, your maximum WB amount increases to $8,400.

●
Assume that you wish to make another withdrawal on October 5, 2010. Because you have already withdrawn $5,000 in the current Account Year, you can withdraw $3,400 ($8,400 - $5,000) without exceeding your WB maximum. Assume that you withdraw this $3,400. Your remaining GLB amount is now $116,600 ($120,000 - $3,400). Assume that your Account Value is now $118,000.

●
On January 2, 2011 you begin a new Account Year. Therefore, you can withdraw $8,400 in this new Account Year without exceeding your WB maximum. Assume that you do withdraw $8,400 in this Account Year. On December 31, 2011, the remaining GLB amount equals $108,200. Assume that, on this date, your Account Value equals $110,000.

●	Assume that you continue to withdraw $8,400 each Account Year. On December 31, 2023, the remaining GLB amount equals $7,400. Assume that, on this date, your Account Value equals $30,000.

●
Assume that you withdraw $7,400 on March 12, 2024. At that time, the remaining GLB amount is reduced to zero and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues.

EXAMPLE 9: Withdrawals with Subsequent Purchase Payments under the AB Plan; low investment performance.

●	Assume that you did not elect the WB Plan at any time.

●	On June 1, 2010, you make an additional $80,000 Purchase Payment.

●	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].

●	Assume that, on June 1, 2011, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.

●	On June 1, 2011, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [1 - (40,000 ÷ 240,000)].

●	Assume you make no more withdrawals or Purchase Payments and that your Account Value on January 1, 2015, is $125,000. Assume that your total rider charges to date are $6,670.

●	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).

EXAMPLE 10: Step-up and Subsequent Purchase Payments under the AB Plan; high investment performance; step-up elected; refund applies.

●
Assume that you did not elect the WB Plan at any time and that your Designated Funds had high investment performance. Assume that your Account Value is $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

●	On June 1, 2011, you make an additional $80,000 Purchase Payment.

●
On June 1, 2011, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has only been one year since the step-up was elected, the GLB amount is increased by 100% of the new Purchase Payment amount.

●
Your new AB Plan maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020 your Account Value is $280,000. Assume that your total rider charges to date are $15,130.

●	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $295,130.

EXAMPLE 11: Withdrawals with Subsequent Purchase Payments under the WB Plan.

●
Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount, or $7,000).

●	On January 1, 2007, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.

●	On January 6, 2007, you make an additional Purchase Payment of $50,000.

●	Your remaining GLB amount is reset to $143,000 ($93,000 + $50,000).

●	Your maximum WB amount is reset to $10,500 [$7,000 + (7% x $50,000)].

●	Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

●	On January 1, 2008, your remaining GLB amount is $132,500 ($143,000 - $10,500). Assume that you make no additional Purchase Payments and the maximum WB amount is withdrawn annually.

●
Assume that on January 1, 2016, your Account Value is $0. Your remaining GLB amount will be $48,500 [$132,500 - ($10,500 x 8 years)]. Withdrawals of $10,500 will continue until the remaining GLB amount runs out in year 2020. At that time, the Secured Returns 2 terminates.

EXAMPLE 12: Calculation of explicit rider charges.

●
Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the first ten years. Also assume that you do not elect to step-up at any time.

●
On March 31, 2005, your Account Value before the charge for Secured Returns 2 is taken is $101,196.79. The charge deducted on March 31, 2005 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2005 is $101,070.29 ($101,196.79 - $126.50).

●
On June 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $102,307.23. The fee deducted on June 30, 2005 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2005 is $102,179.35 ($102,307.23 - $127.88).

●
On September 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $103,443.69. The fee deducted on September 30, 2005 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2005 is $103,314.39 ($103,443.69 - $129.30).

●
This pattern continues until the maturity date for your Benefit of January 1, 2015. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns 2 charges that have been made. Note that if Secured Returns 2 was revoked or cancelled before the maturity date for your Benefit of January 1, 2015, then no Secured Returns 2 credit will be made to your Account.

APPENDIX H -
SECURED RETURNS FOR LIFE PLUS BENEFIT EXAMPLES

All of the following examples are based upon the assumption that you purchased a Contract on January 1, 2007 with an initial Purchase Payment of $100,000 and you elected Secured Returns for Life Plus. Your initial GLB amount equals your Purchase Payment amount of $100,000.

EXAMPLE 1: Calculation of Benefits under AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you remain in the AB plan until it "matures" on January 1, 2017. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $50,000 ($5,000 per year for ten years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $88,000. Since your Account Value is less than your GLB amount by $12,000, an amount equal to $12,000 will be deposited into your Contract ($100,000 - $88,000).

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Calculation of Benefits under AB Plan with Subsequent Purchase Payments; Refund Applies.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on May 20, 2009, you make a Purchase Payment of $80,000. Since you are in your third Account Year, your GLB amount is increased by 85% of this Purchase Payment. Therefore, your new GLB amount is $168,000 (old GLB amount of $100,000 plus 85% of $80,000). Your new Bonus Base is also $168,000 (old Bonus Base of $100,000 plus 85% of $80,000). Your accrued bonus amount remains at $10,000.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $18,400, which equals $8,400 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $168,000.

●
Assume that you remain in the AB Plan until it "matures" on January 1, 2017. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $77,200 ($5,000 per year for two years plus $8,400 per year for eight years). Since your rider "matured" in the AB Plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $200,000. Assume that the total rider charges you paid were $8,375.

●
Because your Account Value is greater than your GLB amount ($200,000 vs. $168,000), your Contract will be credited with an amount equal to the rider charges you have paid ($8,375), increasing your Account Value to $208,375.

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $208,375 at the cost and terms available to new Owners.

EXAMPLE 3: Withdrawals under AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on March 10, 2009 (in your third Account Year), your Account Value is $80,000. Also assume that you take a withdrawal of $10,000 on this date. Therefore, your ending Account Value on March 10, 2009 is $70,000. Your GLB amount, Bonus Base, and accrued bonus amount are reduced proportionally to the amount withdrawn. Therefore, your new GLB amount is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new Bonus Base is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new accrued bonus amount is $10,000 x ($70,000 ÷ $80,000) = $8,750.

●
Assume that you take no more withdrawals in your third Account Year. Therefore, on January 1, 2010, your GLB amount remains at $87,500, and your Bonus Base also remains at $87,500. Since you made a withdrawal in your third Account Year, you do not accrue a bonus amount in that Account Year. Therefore, your accrued bonus amount remains at $8,750.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, your accrued bonus amount is $13,125, which equals $4,375 (5% of the Bonus Base) plus your previous accrued bonus amount of $8,750. Since no withdrawals were been taken, your GLB amount and your Bonus Base both remain at $87,500.

●
Assume that you remain in the AB plan until it "matures" on January 1, 2017. Assume that you take no more withdrawals from your contract. Your accrued bonus amount is $39,375 ($8,750 total for the first two years plus $4,375 per year for seven years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $80,000. Since your Account Value is less than your GLB amount by $7,500, an amount equal to $7,500 will be deposited into your Contract ($87,500 - $80,000).

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $87,500 at the cost and terms available to new Owners.

EXAMPLE 4: Step-up Elected under AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on January 1, 2010 your Account Value is $118,000. Since you have reached your third Account Anniversary and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan "maturity date" is now January 1, 2020. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to $0.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, your accrued bonus amount is $5,900, which equals $5,900 (5% of the Bonus Base) plus your previous accrued bonus amount of $0. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $118,000.

●
Assume that you remain in the AB plan until it "matures" on January 1, 2020. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $41,300 ($5,900 per year for seven years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2020 is $112,000. Since your Account Value is less than your GLB amount by $6,000, an amount equal to $6,000 will be deposited into your Contract ($118,000 - $112,000).

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $118,000 at the cost and terms available to new Owners.

EXAMPLE 5: Calculation of Benefits under WB Plan; Early Withdrawals.

●	Assume you are age 56 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB Amount annually.

●	On January 1, 2007:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday
●	Your Maximum WB for Life Amount is zero [4% of your Lifetime Income Base].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

●	On December 31, 2007, after your first systematic withdrawal of $5,000, your Maximum WB Amount:

●	Your Account Value is reduced by the amount of the withdrawal [$5,000].
●	Your RGLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday.
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●
Assume you take only systematic withdrawals of $5,000 for a total of 3 years. Assume you make no subsequent Purchase Payments. On December 1, 2009, you celebrate your 59th birthday. On January 1, 2010:

●	Your Account Value has been reduced by the amount of the total withdrawals [$15,000].
●	Your RGLB amount, reduced by the amount of the total withdrawal, is $85,000 [$100,000-($5,000 x 3)].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Account Year.
●	Your Lifetime Income Base is set at $85,000 [an amount equal to the RGLB amount on your first Account Anniversary after your 59th birthday].
●	Your Maximum WB for Life Amount is $3,400 [4% of your Lifetime Income Base because you are less than 65 years old].
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$3,400] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2029:

●	Your Account Value equals zero.
●	Your RGLB amount, reduced by the amount of the total withdrawals, is $17,000 [85,000 - ($3,400 x 20)]
●	Your GLB Base is still $100,000 because you did not withdraw more than the Maximum WB Amount in any Account Year.
●	Your Lifetime Income Base is still $85,000 because you did not withdraw more than the Maximum WB for Life Amount in any Account Year.
●	Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

●
Assume you elect to take annual payments of your Maximum WB for Life Amount. Therefore you will continue to receive $3,400 per year as long as you are alive. If you die before your RGLB amount is reduced to $0, your beneficiary will receive $5,000 per year (your Maximum WB Amount) until your RGLB amount is reduced to zero.

EXAMPLE 6: Calculation of Benefits under WB Plan with Subsequent Purchase Payments; Lifetime Withdrawals.

●	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.

●	On January 1, 2007:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

●	On December 31, 2007, after your first systematic withdrawal of $4,000:

●	Your Account Value is reduced by the amount of the withdrawal [$4,000].
●	Your RGLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●
Assume you take only annual systematic withdrawals of $4,000 for a total of 4 years. Assume you make a subsequent Purchase Payment of $50,000, in your 4th Account Year. Assume also that, immediately before the subsequent Purchase Payment, your Account Value was $80,000. On December 31, 2010:

●	Your RGLB amount, reduced by the amount of the total withdrawals and increased by the subsequent Purchase Payment, is $134,000 [$100,000 - ($4,000 x 4) + $50,000].
●	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB Amount is $7,500 [5% of your new GLB Base]
●	Your Lifetime Income Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB for Life Amount is $6,000 [4% of your new Lifetime Income Base]
●	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.

You may increase your annual systematic withdrawals to $6,000 without any effect on your future lifetime benefits.

●
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$6,000] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2030:

●	Your Account Value equals zero.
●	Your RGLB amount, reduced by the amount of the total withdrawals is $14,000 [$134,000 - ($6,000 x 20)].
●	Your GLB Base is still $150,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $150,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
●	Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

●
Assume you elect to take annual payments of your Maximum WB for Life Amount of $6,000. Therefore, you will continue to receive $6,000 per year as long as you are alive. If you die before your RGLB amount is reduced to $0, your beneficiary will receive $6,000 per year (your Maximum WB Amount) until your RGLB amount is reduced to zero.

EXAMPLE 7: Withdrawals under WB Plan Exceeding Maximum WB Amount.

●
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2007. Assume that your Designated Funds have had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2007:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

●	On December 31, 2007, after you take a withdrawal of $6,000, your Account Value is $92,000:

●	Your RGLB amount is reduced to $92,000 [the lesser of (1) your current RGLB amount minus the withdrawal [$100,000-$6,000] and (2) your new Account Value [$92,000]].
●	Your GLB Base is reduced to $92,000 [the lesser of (1) your current GLB Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].
●	Your Maximum WB Amount is now $4,600 [5% of your GLB Base].
●
Your Lifetime Income Base is reduced to $92,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($6,000 - $4,000)] and (2) your new Account Value [$92,000]].

●	Your Maximum WB for Life Amount is $3,680 [4% of your new Lifetime Income Base].
●	Your Bonus Base is reduced to $92,000 [the lesser of (1) your current Bonus Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].

●
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $6,000 for a total of 13 years. Due to the of poor investment performance of your Designated Funds, your Account Value is now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your RGLB amount is also now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB Base is also now $7,609. Your Maximum WB Amount is 5% of $7,609, or $380. Because you have taken withdrawals in excess of your Maximum WB for Life Amount, your Lifetime Income Base is also now $7,609. Your Maximum WB for Life Amount is 4% of $7,609, or $304. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

●	Assume your fund earns -2% in Account Year 14, and that you take another $6,000 withdrawal. On December 31, 2020:

●	Your Account Value is $1,457.
●	Your RGLB amount is $1,457 [the lesser of (1) your current RGLB amount minus the withdrawal amount ($7,609 - $6,000) and (2) your new Account Value ($1,457)].
●	Your GLB Base is $1,457 [the lesser of (1) your current GLB Base minus the excess withdrawal [$7,609 - ($6,000 - $380)] and (2) your new Account Value [$1,457]].
●	Your Maximum WB Amount equals $73 [5% of your new Lifetime Income Base].
●	Your Lifetime Income Base is $1,457 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$7,609 - ($6,000 - $304)] and (2) your new Account Value [$1,457]].
●	Your Maximum WB for Life Amount equals $58 [4% of your new Lifetime Income Base].

Because your GLB Base is greater than zero, you may take annual withdrawals up to the Maximum WB Amount until your RGLB amount becomes zero. Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. Any withdrawal you take that is greater than your Maximum WB Amount will reduce your GLB Base (and hence, give you a new, reduced Maximum WB Amount). Any withdrawal you take that is greater than your Maximum WB for Life Amount will reduce your Lifetime Income Base (and hence, give you a new, reduced Maximum WB for Life Amount).

If your Account Value is reduced to zero by a withdrawal that does not exceed your Maximum WB for Life Amount, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount but does not exceed your Maximum WB Amount, your Lifetime Income Base will become zero, but we will continue to pay your then current Maximum WB Amount each year until your RGLB is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds both your Maximum WB for Life Amount and your Maximum WB Amount, your Lifetime Income Base, your RGLB amount, and your GLB Base will all be reduced to zero, your Maximum WB for Life Amount and your Maximum WB Amount will both become zero, and no more benefits will be paid.

EXAMPLE 8: Step-up Elected under WB Plan.

●
Assume you are age 65 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Funds have had good investment performance, gaining 6% a year over the course of the Contract. On January 1, 2007:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base because you are age 65].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

●	On December 31, 2007, after you take your first systematic withdrawal of $5,000, your Account Value is $101,000:

●	Your RGLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●	Assume you make no subsequent Purchase Payments, but you take systematic withdrawals of $5,000 for a total of 3 years. On December 31, 2009:

●	Your Account Value is $103,184.
●	Your RGLB amount is $85,000 [$100,000 - ($5,000 x 3)].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is still $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
●	Your Bonus Base is still $100,000 because you withdrew no more than your Maximum WB Amount.

Because your Account Value is greater than your RGLB amount, your GLB Base, and your Lifetime Income Base, you may step-up your RGLB amount, your GLB Base, your Bonus Base, and your Lifetime Income Base each to an amount equal to your current Account Value. Assume you elect to step-up. On January 1, 2010*:

●	Your Account Value is $103,184.
●	Your RGLB amount is $103,184.
●	Your GLB Base is $103,184.
●	Your Maximum WB Amount is $5,159 [5% of your new GLB Base].
●	Your Lifetime Income Base is $103,184.
●	Your Maximum WB for Life Amount is $5,159 [5% of your new Lifetime Income Base].
●	Your Bonus Base is $103,184.

*
Note: Assume instead that you elected to step-up sometime in 2010 after your withdrawal of $5,000 was taken and that your Account Value at the time of the step-up was $103,184. Your new Maximum WB Amount and new Maximum WB for Life amount of $5,159 would apply so that you could withdraw an additional $159 during the remainder of 2010 without exceeding your maximum amounts.

EXAMPLE 9: WB Election at Issue; Withdrawals Not Taken Immediately.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $110,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $110,000.
Therefore, your GLB Base is now $110,000, and your new Maximum WB Amount is 5% of $110,000, or $5,500.
Your LIB will now become the greater of
(i)	your old LIB of $105,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $110,000, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $110,000, and your new Maximum WB for Life Amount is 5% of $110,000, or $5,500. Your Bonus Base remains at $100,000

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,500 in your third Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $110,000 - $5,500, or $104,500. Your GLB Base will remain at $110,000, so your Maximum WB Amount will remain at 5% of $110,000, or $5,500. Your LIB will also remain at $110,000, so your Maximum WB for Life Amount will remain at 5% of $110,000, or $5,500.

●
Assume that you remain alive and that you continue to make withdrawals of $5,500 until the RGLB amount runs out in year 2028. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your LIB is still $110,000. Therefore, you can continue to receive $5,500 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 10: WB Election at Issue; Subsequent Purchase Payments made; Withdrawals Not Taken immediately.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you make a Purchase Payment of $60,000 in your second Account Year. Your RGLB amount, GLB Base, LIB, and Bonus Base are all increased by the amount of the Purchase Payment. Therefore, your RGLB amount, GLB Base, and LIB are all now equal to $105,000 plus $60,000 = $165,000. Your Bonus Base is now equal to $100,000 plus $60,000 = $160,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, the RGLB amount will be increased by $8,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $173,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $165,000, and
(ii)	your new RGLB amount of $173,000.
Therefore, your GLB Base is now $173,000, and your new Maximum WB Amount is 5% of $173,000, or $8,650.
Your LIB will now become the greater of
(i)	your old LIB of $165,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $173,000, and
(b)	your old LIB of $165,000 plus the bonus amount of $8,000.
Therefore, your LIB is now $173,000, and your new Maximum WB for Life Amount is 5% of $173,000, or $8,650. Your Bonus Base remains at $160,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $8,650 in your third Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $173,000 - $8,650, or $164,350. Your GLB Base will remain at $173,000, so your Maximum WB Amount will remain at 5% of $173,000, or $8,650. Your LIB will also remain at $173,000, so your Maximum WB for Life Amount will remain at 5% of $173,000, or $8,650. Your Bonus Base will remain at $160,000.

●
Assume that you remain alive and that you continue to make withdrawals of $8,650 until the RGLB amount runs out in year 2028. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $173,000. Therefore, you can continue to receive $8,650 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 11: WB Election at Issue; Withdrawals Taken.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,250 in your second Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $105,000 - $5,250, or $99,750. Your GLB Base will remain at $105,000, so your Maximum WB Amount will remain at 5% of $105,000, or $5,250. Your LIB will also remain at $105,000, so your Maximum WB for Life Amount will remain at 5% of $105,000, or $5,250. Since your withdrawal did not exceed your Maximum WB Amount, your Bonus Base will remain at $100,000.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $104,750. Your GLB Base will now become the greater of

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $104,750.
Therefore, your GLB Base remains at $105,000, and your Maximum WB Amount remains at 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $105,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $104,750, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB remains at $105,000, and your Maximum WB for Life Amount remains at 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $109,750. Your GLB Base will now become the greater of

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $109,750.
Therefore, your GLB Base is now $109,750, and your new Maximum WB Amount is 5% of $109,750, or $5,487.
Your LIB will now become the greater of
(i)	your old LIB of $105,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $109,750, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $109,750, and your new Maximum WB for Life Amount is 5% of $109,750, or $5,487. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,487 in 2011. Also assume that you remain alive and continue to take annual withdrawals of $5,487 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $109,750. Therefore, you can continue to receive $5,487 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 12: WB Election at Issue; Excess Withdrawal Taken.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal of $6,000 in your second Account Year. This withdrawal exceeds both your Maximum WB Amount and your Maximum WB for Life Amount of $5,250. Assume that your Account Value equals $90,000 after you make this withdrawal. Your RGLB amount will be reduced to the lesser of

(i)	your old RGLB amount of $105,000 minus the $6,000 withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new RGLB amount is $90,000.
Your GLB Base will be reduced to the lesser of
(i)	your old GLB Base of $105,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new GLB Base is $90,000. Your new Maximum WB Amount is 5% of $90,000, or $4,500.
Your Bonus Base will be reduced to the lesser of
(i)	your old Bonus Base of $100,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new Bonus Base is $90,000.
Your LIB will be reduced to the lesser of
(i)	your old LIB of $105,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new LIB is $90,000. Your new Maximum WB for Life Amount is 5% of $90,000, or $4,500.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $4,500, which equals 5% of the Bonus Base. Your new RGLB amount is now $94,500. Your GLB Base will now become the greater of

(i)	your old GLB Base of $90,000, and
(ii)	your new RGLB amount of $94,500.
Therefore, your GLB Base is now $94,500, and your new Maximum WB Amount is 5% of $94,500, or $4,725.
Your LIB will now become the greater of
(i)	your old LIB of $90,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $94,500, and
(b)	your old LIB of $90,000 plus the bonus amount of $4,500.
Therefore, your LIB is now $94,500, and your new Maximum WB for Life Amount is 5% of $94,500, or $4,725. Your Bonus Base remains at $90,000.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $4,500, which equals 5% of the Bonus Base. Your new RGLB amount is now $99,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $94,500, and
(ii)	your new RGLB amount of $99,000.
Therefore, your GLB Base is now $99,000, and your new Maximum WB Amount is 5% of $99,000, or $4,950.
Your LIB will now become the greater of
(i)	your old LIB of $94,500, and
(ii)	the lesser of
(a)	your new RGLB amount of $99,000, and
(b)	your old LIB of $94,500 plus the bonus amount of $4,500.
Therefore, your LIB is now $99,000, and your new Maximum WB for Life Amount is 5% of $99,000, or $4,950. Your Bonus Base remains at $90,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $4,950 in 2011. Also assume that you remain alive and continue to take annual withdrawals of $4,950 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $99,000. Therefore, you can continue to receive $4,950 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 13: WB Election at Issue; Withdrawals Not Taken Immediately; Step-up elected.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $110,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $110,000.
Therefore, your GLB Base is now $110,000, and your new Maximum WB Amount is 5% of $110,000, or $5,500.
Your LIB will now become the greater of
(i)	your old LIB of $105,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $110,000, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $110,000, and your new Maximum WB for Life Amount is 5% of $110,000, or $5,500. Your Bonus Base remains at $100,000.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $115,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $110,000, and
(ii)	your new RGLB amount of $115,000.
Therefore, your GLB Base is now $115,000, and your new Maximum WB Amount is 5% of $115,000, or $5,750.
Your LIB will now become the greater of
(i)	your old LIB of $115,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $115,000, and
(b)	your old LIB of $110,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $115,000, and your new Maximum WB for Life Amount is 5% of $115,000, or $5,750. Your Bonus Base remains at $100,000.

●
Assume that on January 2, 2010 your Account Value is $118,000. Since you have reached your third Account Anniversary and since your Account Value is greater than both the GLB Base and the LIB, you may step up your WB plan guarantees. Assume that you do elect to step up. Your RGLB amount, your GLB Base, your LIB and your Bonus Base are all now equal to $118,000. Your new Maximum WB Amount is 5% of $118,000, or $5,900. Your new Maximum WB for Life Amount is 5% of $118,000, or $5,900.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,900, which equals 5% of the Bonus Base. Your new RGLB amount is now $123,900. Your GLB Base will now become the greater of

(i)	your old GLB Base of $118,000, and
(ii)	your new RGLB amount of $123,900.
Therefore, your GLB Base is now $123,900, and your new Maximum WB Amount is 5% of $123,900, or $6,195.
Your LIB will now become the greater of
(i)	your old LIB of $118,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $123,900, and
(b)	your old LIB of $118,000 plus the bonus amount of $5,900.
Therefore, your LIB is now $123,900, and your new Maximum WB for Life Amount is 5% of $123,900, or $6,195. Your Bonus Base remains at $118,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,195 in your fifth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $123,900 - $6,195, or $117,705. Your GLB Base will remain at $123,900, so your Maximum WB Amount will remain at 5% of $123,900, or $6,195. Your LIB will also remain at $123,900, so your Maximum WB for Life Amount will remain at 5% of $123,900, or $6,195. Your Bonus Base remains at $118,000.

●
Assume that you remain alive and that you continue to make withdrawals of $6,195 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $123,900. Therefore, you can continue to receive $6,195 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 14: Switch from AB to WB; No Withdrawals under the AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that while you are in your fourth Account Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $100,000 plus your accrued bonus amount of $15,000, for a total of $115,000. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $115,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,750. Your Maximum WB for Life Amount equals 5% of your LIB, or $5,750. Your Bonus Base remains at $100,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $120,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $115,000, and
(ii)	your new RGLB amount of $120,000.
Therefore, your GLB Base is now $120,000, and your new Maximum WB Amount is 5% of $120,000, or $6,000.
Your LIB will now become the greater of
(i)	your old LIB of $115,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $120,000, and
(b)	your old LIB of $115,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $120,000, and your new Maximum WB for Life Amount is 5% of $120,000, or $6,000. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,000 in your fifth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $120,000 - $6,000, or $114,000. Your GLB Base will remain at $120,000, so your Maximum WB Amount will remain at 5% of $120,000, or $6,000. Your LIB will also remain at $120,000, so your Maximum WB for Life Amount will remain at 5% of $120,000, or $6,000. Your Bonus Base remains at $100,000.

●
Assume that you remain alive and that you continue to make withdrawals of $6,000 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $120,000. Therefore, you can continue to receive $6,000 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 15: Switch from AB to WB; Withdrawals under the AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on March 10, 2009 (in your third Account Year), your Account Value is $80,000. Also assume that you take a withdrawal of $10,000 on this date. Therefore, your ending Account Value on March 10, 2009 is $70,000. Your GLB amount, Bonus Base, and accrued bonus amount are reduced proportionally to the amount withdrawn. Therefore, your new GLB amount is

$100,000 x ($70,000 ÷ $80,000) = $87,500. Your new Bonus Base is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new accrued bonus amount is $10,000 x ($70,000 ÷ $80,000) = $8,750

●
Assume that while you are in your fourth Account Year, you switch to the WB plan. Your RGLB amount is now equal to your old GLB amount of $87,500 plus your accrued bonus amount of $8,750, for a total of $96,250. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $96,250. Your Maximum WB Amount equals 5% of your GLB Base, or $4,812. Your Maximum WB for Life Amount equals 5% of your LIB, or $4,812. Your Bonus Base remains at $87,500. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $4,375, which equals 5% of the Bonus Base. Your new RGLB amount is now $100,625. Your GLB Base will now become the greater of

(i)	your old GLB Base of $96,250, and
(ii)	your new RGLB amount of $100,625.
Therefore, your GLB Base is now $100,625, and your new Maximum WB Amount is 5% of $100,625, or $5,031.
Your LIB will now become the greater of
(i)	your old LIB of $96,250, and
(ii)	the lesser of
(a)	your new RGLB amount of $100,625, and
(b)	your old LIB of $96,250 plus the bonus amount of $4,375.
Therefore, your LIB is now $100,625, and your new Maximum WB for Life Amount is 5% of $100,625, or $5,031. Your Bonus Base remains at $87,500

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,031 in your fifth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $100,625 - $5,031, or $95,594. Your GLB Base will remain at $100,625, so your Maximum WB Amount will remain at 5% of $100,625, or $5,031. Your LIB will also remain at $100,625, so your Maximum WB for Life Amount will remain at 5% of $100,625, or $5,031. Your Bonus Base remains at $87,500.

●
Assume that you remain alive and that you continue to make withdrawals of $5,031 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $100,625. Therefore, you can continue to receive $5,031 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 16: Switch from AB to WB; Step-up while in AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on January 2, 2010 your Account Value is $118,000. Since you have reached your third Account Anniversary and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan "maturity date" is now January 2, 2020. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to $0.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, your accrued bonus amount is $5,900, which equals $5,900 (5% of the Bonus Base) plus your previous accrued bonus amount of $0. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $118,000.

●
Assume that while you are in your fifth Account Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $118,000 plus your accrued bonus amount of $5,900, for a total of $123,900. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $123,900. Your Maximum WB Amount equals 5% of your GLB Base, or $6,195. Your Maximum WB for Life Amount equals 5% of your LIB, or $6,195. Your Bonus Base remains at $118,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●
Assume that you take no withdrawals in your fifth Account Year. Therefore, on January 1, 2012, the RGLB amount will be increased by $5,900, which equals 5% of the Bonus Base. Your new RGLB amount is now $129,800. Your GLB Base will now become the greater of

(i)	your old GLB Base of $123,900, and
(ii)	your new RGLB amount of $129,800.
Therefore, your GLB Base is now $129,800, and your new Maximum WB Amount is 5% of $129,800, or $6,490.
Your LIB will now become the greater of
(i)	your old LIB of $123,900, and
(ii)	the lesser of
(a)	your new RGLB amount of $129,800, and
(b)	your old LIB of $123,900 plus the bonus amount of $5,900.
Therefore, your LIB is now $129,800, and your new Maximum WB for Life Amount is 5% of $129,800, or $6,490. Your Bonus Base remains at $118,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,490 in your sixth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $129,800 - $6,490, or $123,310. Your GLB Base will remain at $129,800, so your Maximum WB Amount will remain at 5% of $129,800, or $6,490. Your LIB will also remain at $129,800, so your Maximum WB for Life Amount will remain at 5% of $129,800, or $6,490. Your Bonus Base remains at $118,000.

●
Assume that you remain alive and that you continue to make withdrawals of $6,490 until the RGLB amount runs out in year 2031. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $129,800. Therefore, you can continue to receive $6,490 per year as long as you are alive. We will continue to charge the rider fee for as long as you are eligible to receive benefits under the WB Plan. The Owner can annuitize as long as there is a remaining Account Value, but if Account Value drops to zero, the Contract terminates.

EXAMPLE 17: Switch from AB to WB; Step-up while in AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on January 2, 2010 your Account Value is $112,000. Since you have reached your third Account Anniversary and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $112,000. Assume that you do elect to step up. Your GLB amount is now equal to $112,000. Also, your Bonus Base is now equal to $112,000. Your AB plan "maturity date" is now January 2, 2020. Since your new GLB amount of $112,000 is less than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, less your new GLB amount of $112,000. Therefore, your new accrued bonus amount is $3,000.

●
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, your accrued bonus amount is $8,600, which equals $5,600 (5% of the Bonus Base) plus your previous accrued bonus amount of $3,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $112,000.

●
Assume that while you are in your fifth Account Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $112,000 plus your accrued bonus amount of $8,600, for a total of $120,600. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $120,600. Your Maximum WB Amount equals 5% of your GLB Base, or $6,030. Your Maximum WB for Life Amount equals 5% of your LIB, or $6,030. Your Bonus Base remains at $112,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●
Assume that you take no withdrawals in your fifth Account Year. Therefore, on January 1, 2012, the RGLB amount will be increased by $5,600, which equals 5% of the Bonus Base. Your new RGLB amount is now $126,200. Your GLB Base will now become the greater of

(i)	your old GLB Base of $120,600, and
(ii)	your new RGLB amount of $126,200.
Therefore, your GLB Base is now $126,200, and your new Maximum WB Amount is 5% of $126,200, or $6,310.
Your LIB will now become the greater of
(i)	your old LIB of $120,600, and
(ii)	the lesser of
(a)	your new RGLB amount of $126,200, and
(b)	your old LIB of $120,600 plus the bonus amount of $5,600.
Therefore, your LIB is now $126,200, and your new Maximum WB for Life Amount is 5% of $126,200, or $6,310. Your Bonus Base remains at $112,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,310 in your sixth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $126,200 - $6,310, or $119,890. Your GLB Base will remain at $126,200, so your Maximum WB Amount will remain at 5% of $126,200, or $6,310. Your LIB will also remain at $126,200, so your Maximum WB for Life Amount will remain at 5% of $126,200, or $6,310. Your Bonus Base remains at $112,000.

●
Assume that you remain alive and that you continue to make withdrawals of $6,310 until the RGLB amount runs out in year 2031. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $126,200. Therefore, you can continue to receive $6,310 per year as long as you are alive. We will continue to charge the rider fee for as long as you are eligible to receive benefits under the WB Plan. The Owner can annuitize as long as there is a remaining Account Value, but if the Account Value drops to zero, the Contract terminates.

EXAMPLE 18: Calculation of Explicit Rider Charges under AB Plan.

●
Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

●
On March 31, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $101,196.79. The charge deducted on March 31, 2007 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2007 is $101,070.29 ($101,196.79 - $126.50).

●
On June 30, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $102,307.23. The fee deducted on June 30, 2007 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2007 is $102,179.35 ($102,307.23 - $127.88).

●
On September 30, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $103,443.69. The fee deducted on September 30, 2007 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2007 is $103,314.39 ($103,443.69 - $129.30).

●
This pattern continues until the maturity date for your Benefit of January 1, 2017. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns for Life Plus charges that have been made. Note that if Secured Returns for Life Plus was revoked or cancelled before the maturity date for your Benefit of January 1, 2017, then no Secured Returns for Life Plus credit will be made to your Account.

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount equal to the ending January 1, 2017 Account Value at the cost and terms available to new Owners.

EXAMPLE 19: One Year Step-up elected under AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your Guaranteed Living Benefit amount ("GLB amount") at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on January 1, 2008 your Account Value is $118,000. Since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan Maturity Date is now January 1, 2018. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $5,000, your new accrued bonus amount is set equal to $0.

●
Assume that you remain in the AB plan until it "matures" on January 1, 2018. Assume that you have taken no withdrawals since your Contract was issued. Your accrued bonus amount is $53,100 ($5,900 per year for nine years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2018 is $112,000. Since your Account Value is less than your GLB amount by $6,000, an amount equal to $6,000 will be deposited into your Contract ($118,000 - $112,000).

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $118,000 at the cost and terms available to new Owners.

APPENDIX I -
BUILD YOUR PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the "build your portfolio" program. This program is more fully described under "BUILD YOUR PORTFOLIO" in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the "Designated Funds" requirement under certain optional living benefit riders.

Cash and Short-Term Bond Funds	Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
15% to 60%	10% to 40%	20% to 50%	0% to 30%	0% to 10%

MFS®/Sun Life Money Market Series	PIMCO VIT Total Return Portfolio	Franklin Income Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
PIMCO VIT Low Duration Portfolio	Sun Capital Investment Grade Bond Fund®	Oppenheimer Balanced Fund/VA	SCSM Oppenheimer Main Street Small Cap Fund	MFS®/Sun Life High Yield Series
Sun Capital Money Market Fund® ***	MFS®/Sun Life Government Securities Series	Fidelity® VIP Balanced Portfolio	MFS®/Sun Life Emerging Growth Series **	PIMCO VIT Emerging Markets Bond Portfolio
	MFS®/Sun Life Bond Series	Lord Abbett Series Fund All Value Portfolio	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Real Estate Fund®
	PIMCO VIT Real Return Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Sun Capital® All Cap Fund	PIMCO VIT All Asset Portfolio
		MFS®/Sun Life Value Series	Lord Abbett Series Fund Growth Opportunities Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio
		MFS®/Sun Life Total Return Series	Oppenheimer Main St. Small Cap Fund/VA **	Templeton Developing Markets Securities Fund
		Van Kampen LIT Comstock	MFS®/Sun Life New Discovery Series **	MFS®/Sun Life Emerging Markets Equity Series **
		Mutual Shares Securities Fund	MFS®/Sun Life Strategic Growth Series **	MFS®/Sun Life Strategic Income Series *
		Lord Abbett Series Fund Mid-Cap Value Portfolio	MFS®/Sun Life Mass Investors Growth Stock Series **
		MFS®/Sun Life Utilities Series	MFS®/Sun Life International Value Series
		MFS®/Sun Life Capital Opportunities Series **	Templeton Foreign Securities Fund
		MFS®/Sun Life Mass Investors Trust Series **	MFS®/Sun Life Research International Series
		MFS®/Sun Life Research Series **	Templeton Growth Securities Fund
		MFS®/Sun Life Core Equity Series	First Eagle Overseas Variable Fund
		SCSM Davis Venture Value Fund	Oppenheimer Global Securities Fund/VA
		Oppenheimer Main St. Fund®/VA	Columbia Marsico International Opportunities Fund, Variable Series
		Fidelity® VIP Freedom 2010 Portfolio	Fidelity® VIP Mid Cap Portfolio
		Fidelity® VIP Freedom 2015 Portfolio	Wanger U.S. Smaller Companies ***
		Fidelity® VIP Freedom 2020 Portfolio	Wanger Select, Variable Series ***
		MFS®/Sun Life Strategic Value Series *	Columbia Small Cap Value ***
		MFS®/Sun Life Mid Cap Value Series *	MFS®/Sun Life International Growth Series
SCSM FI Large Cap Growth Fund
Columbia Marsico Growth Fund, Variable Series ****
Columbia Marsico 21st Century Fund, Variable Series ****
MFS®/Sun Life Capital Appreciation Series *
MFS®/Sun Life Mid Cap Growth Series *
MFS®/Sun Life Global Growth Series *

* Only available if you purchased your Contract before February 2, 2004.
** Only available if you purchased your Contract before March 5, 2007.
*** Only available if you purchased your Contract through a Bank of America representative before April 22, 2007.
**** Only B Class shares available if you purchased your Contract on or after March 5, 2007. Only A Class shares available if you purchased your Contract through a Bank of America representative before March 5, 2007.

APPENDIX J -
CONDENSED FINANCIAL INFORMATION

The following information for SUN LIFE FINANCIAL MASTERS FLEX should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year

Columbia Marsico 21st Century Fund, Variable Series A Class	01	2006	11.2788	13.2834	2,247
Columbia Marsico 21st Century Fund, Variable Series A Class	01	2005	10.0000	11.2788	461

Columbia Marsico 21st Century Fund, Variable Series A Class	02	2006	11.2609	13.2355	0
Columbia Marsico 21st Century Fund, Variable Series A Class	02	2005	10.0000	11.2609	0

Columbia Marsico 21st Century Fund, Variable Series A Class	03	2006	11.2565	13.2236	0
Columbia Marsico 21st Century Fund, Variable Series A Class	03	2005	10.0000	11.2565	0

Columbia Marsico 21st Century Fund, Variable Series A Class	04	2006	11.2431	13.1877	0
Columbia Marsico 21st Century Fund, Variable Series A Class	04	2005	10.0000	11.2431	0

Columbia Marsico 21st Century Fund, Variable Series A Class	05	2006	11.2386	13.1757	0
Columbia Marsico 21st Century Fund, Variable Series A Class	05	2005	10.0000	11.2386	0

Columbia Marsico 21st Century Fund, Variable Series A Class	06	2006	11.2252	13.1400	0
Columbia Marsico 21st Century Fund, Variable Series A Class	06	2005	10.0000	11.2252	0

Columbia Marsico 21st Century Fund, Variable Series A Class	07	2006	11.2208	13.1280	0
Columbia Marsico 21st Century Fund, Variable Series A Class	07	2005	10.0000	11.2208	0

Columbia Marsico 21st Century Fund, Variable Series A Class	08	2006	11.2029	13.0804	0
Columbia Marsico 21st Century Fund, Variable Series A Class	08	2005	10.0000	11.2029	0

Columbia Marsico Growth Fund, Variable Series A Class	01	2006	10.9553	11.4316	0
Columbia Marsico Growth Fund, Variable Series A Class	01	2005	10.0000	10.9553	0

Columbia Marsico Growth Fund, Variable Series A Class	02	2006	10.9380	11.3903	8,846
Columbia Marsico Growth Fund, Variable Series A Class	02	2005	10.0000	10.9380	0

Columbia Marsico Growth Fund, Variable Series A Class	03	2006	10.9337	11.3800	0
Columbia Marsico Growth Fund, Variable Series A Class	03	2005	10.0000	10.9337	0

Columbia Marsico Growth Fund, Variable Series A Class	04	2006	10.9206	11.3491	0
Columbia Marsico Growth Fund, Variable Series A Class	04	2005	10.0000	10.9206	0

Columbia Marsico Growth Fund, Variable Series A Class	05	2006	10.9163	11.3388	0
Columbia Marsico Growth Fund, Variable Series A Class	05	2005	10.0000	10.9163	0

Columbia Marsico Growth Fund, Variable Series A Class	06	2006	10.9033	11.3080	0
Columbia Marsico Growth Fund, Variable Series A Class	06	2005	10.0000	10.9033	0

Columbia Marsico Growth Fund, Variable Series A Class	07	2006	10.8990	11.2978	0
Columbia Marsico Growth Fund, Variable Series A Class	07	2005	10.0000	10.8990	0

Columbia Marsico Growth Fund, Variable Series A Class	08	2006	10.8816	11.2568	0
Columbia Marsico Growth Fund, Variable Series A Class	08	2005	10.0000	10.8816	0

Columbia Marsico International Opp Fund, Variable Series B Class	01	2006	11.9429	14.4741	3,482
Columbia Marsico International Opp Fund, Variable Series B Class	01	2005	10.0000	11.9429	728

Columbia Marsico International Opp Fund, Variable Series B Class	02	2006	11.9240	14.4219	0
Columbia Marsico International Opp Fund, Variable Series B Class	02	2005	10.0000	11.9240	0

Columbia Marsico International Opp Fund, Variable Series B Class	03	2006	11.9193	14.4089	0
Columbia Marsico International Opp Fund, Variable Series B Class	03	2005	10.0000	11.9193	0

Columbia Marsico International Opp Fund, Variable Series B Class	04	2006	11.9051	14.3698	0
Columbia Marsico International Opp Fund, Variable Series B Class	04	2005	10.0000	11.9051	0

Columbia Marsico International Opp Fund, Variable Series B Class	05	2006	11.9004	14.3568	0
Columbia Marsico International Opp Fund, Variable Series B Class	05	2005	10.0000	11.9004	0

Columbia Marsico International Opp Fund, Variable Series B Class	06	2006	11.8862	14.3178	0
Columbia Marsico International Opp Fund, Variable Series B Class	06	2005	10.0000	11.8862	0

Columbia Marsico International Opp Fund, Variable Series B Class	07	2006	11.8815	14.3048	0
Columbia Marsico International Opp Fund, Variable Series B Class	07	2005	10.0000	11.8815	0

Columbia Marsico International Opp Fund, Variable Series B Class	08	2006	11.8626	14.2529	0
Columbia Marsico International Opp Fund, Variable Series B Class	08	2005	10.0000	11.8626	0

Columbia Small Cap Value Fund, Variable Series Class B	01	2006	10.6375	12.4883	864
Columbia Small Cap Value Fund, Variable Series Class B	01	2005	10.0000	10.6375	36

Columbia Small Cap Value Fund, Variable Series Class B	02	2006	10.6207	12.4433	0
Columbia Small Cap Value Fund, Variable Series Class B	02	2005	10.0000	10.6207	0

Columbia Small Cap Value Fund, Variable Series Class B	03	2006	10.6165	12.4321	0
Columbia Small Cap Value Fund, Variable Series Class B	03	2005	10.0000	10.6165	0

Columbia Small Cap Value Fund, Variable Series Class B	04	2006	10.6039	12.3983	0
Columbia Small Cap Value Fund, Variable Series Class B	04	2005	10.0000	10.6039	0

Columbia Small Cap Value Fund, Variable Series Class B	05	2006	10.5996	12.3871	0
Columbia Small Cap Value Fund, Variable Series Class B	05	2005	10.0000	10.5996	0

Columbia Small Cap Value Fund, Variable Series Class B	06	2006	10.5870	12.3534	0
Columbia Small Cap Value Fund, Variable Series Class B	06	2005	10.0000	10.5870	0

Columbia Small Cap Value Fund, Variable Series Class B	07	2006	10.5828	12.3422	0
Columbia Small Cap Value Fund, Variable Series Class B	07	2005	10.0000	10.5828	0

Columbia Small Cap Value Fund, Variable Series Class B	08	2006	10.5660	12.2975	0
Columbia Small Cap Value Fund, Variable Series Class B	08	2005	10.0000	10.5660	0

Fidelity® VIP Freedom 2010 Portfolio Service Class 2	01	2006	10.3133	11.1153	72,967
Fidelity® VIP Freedom 2010 Portfolio Service Class 2	01	2005	10.0000	10.3133	0

Fidelity® VIP Freedom 2010 Portfolio Service Class 2	02	2006	10.3098	11.0891	76,324
Fidelity® VIP Freedom 2010 Portfolio Service Class 2	02	2005	10.0000	10.3098	0

Fidelity® VIP Freedom 2010 Portfolio Service Class 2	03	2006	10.3090	11.0826	0
Fidelity® VIP Freedom 2010 Portfolio Service Class 2	03	2005	10.0000	10.3090	0

Fidelity® VIP Freedom 2010 Portfolio Service Class 2	04	2006	10.3064	11.0628	8,588
Fidelity® VIP Freedom 2010 Portfolio Service Class 2	04	2005	10.0000	10.3064	0

Fidelity® VIP Freedom 2010 Portfolio Service Class 2	05	2006	10.3055	11.0563	0
Fidelity® VIP Freedom 2010 Portfolio Service Class 2	05	2005	10.0000	10.3055	0

Fidelity® VIP Freedom 2010 Portfolio Service Class 2	06	2006	10.3029	11.0366	859
Fidelity® VIP Freedom 2010 Portfolio Service Class 2	06	2005	10.0000	10.3029	0

Fidelity® VIP Freedom 2010 Portfolio Service Class 2	07	2006	10.3020	11.0300	0
Fidelity® VIP Freedom 2010 Portfolio Service Class 2	07	2005	10.0000	10.3020	0

Fidelity® VIP Freedom 2010 Portfolio Service Class 2	08	2006	10.2986	11.0038	0
Fidelity® VIP Freedom 2010 Portfolio Service Class 2	08	2005	10.0000	10.2986	0

Fidelity® VIP Freedom 2015 Portfolio Service Class 2	01	2006	10.3884	11.3249	166,689
Fidelity® VIP Freedom 2015 Portfolio Service Class 2	01	2005	10.0000	10.3884	0

Fidelity® VIP Freedom 2015 Portfolio Service Class 2	02	2006	10.3850	11.2981	209,827
Fidelity® VIP Freedom 2015 Portfolio Service Class 2	02	2005	10.0000	10.3850	25,372

Fidelity® VIP Freedom 2015 Portfolio Service Class 2	03	2006	10.3841	11.2915	0
Fidelity® VIP Freedom 2015 Portfolio Service Class 2	03	2005	10.0000	10.3841	0

Fidelity® VIP Freedom 2015 Portfolio Service Class 2	04	2006	10.3815	11.2714	131,432
Fidelity® VIP Freedom 2015 Portfolio Service Class 2	04	2005	10.0000	10.3815	0

Fidelity® VIP Freedom 2015 Portfolio Service Class 2	05	2006	10.3806	11.2647	0
Fidelity® VIP Freedom 2015 Portfolio Service Class 2	05	2005	10.0000	10.3806	0

Fidelity® VIP Freedom 2015 Portfolio Service Class 2	06	2006	10.3780	11.2447	12,910
Fidelity® VIP Freedom 2015 Portfolio Service Class 2	06	2005	10.0000	10.3780	0

Fidelity® VIP Freedom 2015 Portfolio Service Class 2	07	2006	10.3771	11.2380	5,296
Fidelity® VIP Freedom 2015 Portfolio Service Class 2	07	2005	10.0000	10.3771	0

Fidelity® VIP Freedom 2015 Portfolio Service Class 2	08	2006	10.3736	11.2113	0
Fidelity® VIP Freedom 2015 Portfolio Service Class 2	08	2005	10.0000	10.3736	0

Fidelity® VIP Freedom 2020 Portfolio Service Class 2	01	2006	10.4293	11.4584	387,899
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	01	2005	10.0000	10.4293	0

Fidelity® VIP Freedom 2020 Portfolio Service Class 2	02	2006	10.4259	11.4314	302,167
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	02	2005	10.0000	10.4259	4,013

Fidelity® VIP Freedom 2020 Portfolio Service Class 2	03	2006	10.4250	11.4246	0
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	03	2005	10.0000	10.4250	0

Fidelity® VIP Freedom 2020 Portfolio Service Class 2	04	2006	10.4224	11.4043	67,832
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	04	2005	10.0000	10.4224	0

Fidelity® VIP Freedom 2020 Portfolio Service Class 2	05	2006	10.4215	11.3975	0
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	05	2005	10.0000	10.4215	0

Fidelity® VIP Freedom 2020 Portfolio Service Class 2	06	2006	10.4189	11.3773	6,692
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	06	2005	10.0000	10.4189	0

Fidelity® VIP Freedom 2020 Portfolio Service Class 2	07	2006	10.4180	11.3705	0
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	07	2005	10.0000	10.4180	0

Fidelity® VIP Freedom 2020 Portfolio Service Class 2	08	2006	10.4145	11.3435	0
Fidelity® VIP Freedom 2020 Portfolio Service Class 2	08	2005	10.0000	10.4145	0

Franklin Small Cap Value Securities Fund, Class 2	01	2006	17.6876	20.3507	235,924
Franklin Small Cap Value Securities Fund, Class 2	01	2005	16.5339	17.6876	114,618
Franklin Small Cap Value Securities Fund, Class 2	01	2004	13.5858	16.5339	78,938
Franklin Small Cap Value Securities Fund, Class 2	01	2003	10.4549	13.5858	49,845
Franklin Small Cap Value Securities Fund, Class 2	01	2002	10.0000	10.4549	1,802

Franklin Small Cap Value Securities Fund, Class 2	02	2006	17.5654	20.1692	367,473
Franklin Small Cap Value Securities Fund, Class 2	02	2005	16.4531	17.5654	215,958
Franklin Small Cap Value Securities Fund, Class 2	02	2004	13.5470	16.4531	122,574
Franklin Small Cap Value Securities Fund, Class 2	02	2003	10.4462	13.5470	65,485
Franklin Small Cap Value Securities Fund, Class 2	02	2002	10.0000	10.4462	4,937

Franklin Small Cap Value Securities Fund, Class 2	03	2006	17.5351	20.1241	12,532
Franklin Small Cap Value Securities Fund, Class 2	03	2005	16.4330	17.5351	8,656
Franklin Small Cap Value Securities Fund, Class 2	03	2004	13.5373	16.4330	8,309
Franklin Small Cap Value Securities Fund, Class 2	03	2003	10.4441	13.5373	926
Franklin Small Cap Value Securities Fund, Class 2	03	2002	10.0000	10.4441	0

Franklin Small Cap Value Securities Fund, Class 2	04	2006	17.4439	19.9889	119,663
Franklin Small Cap Value Securities Fund, Class 2	04	2005	16.3725	17.4439	112,378
Franklin Small Cap Value Securities Fund, Class 2	04	2004	13.5082	16.3725	89,680
Franklin Small Cap Value Securities Fund, Class 2	04	2003	10.4376	13.5082	57,738
Franklin Small Cap Value Securities Fund, Class 2	04	2002	10.0000	10.4376	3,933

Franklin Small Cap Value Securities Fund, Class 2	05	2006	17.4136	19.9440	2,323
Franklin Small Cap Value Securities Fund, Class 2	05	2005	16.3524	17.4136	1,325
Franklin Small Cap Value Securities Fund, Class 2	05	2004	13.4986	16.3524	1,392
Franklin Small Cap Value Securities Fund, Class 2	05	2003	10.4354	13.4986	1,346
Franklin Small Cap Value Securities Fund, Class 2	05	2002	10.0000	10.4354	0

Franklin Small Cap Value Securities Fund, Class 2	06	2006	17.3230	19.8099	9,990
Franklin Small Cap Value Securities Fund, Class 2	06	2005	16.2922	17.3230	8,878
Franklin Small Cap Value Securities Fund, Class 2	06	2004	13.4695	16.2922	4,950
Franklin Small Cap Value Securities Fund, Class 2	06	2003	10.4289	13.4695	2,191
Franklin Small Cap Value Securities Fund, Class 2	06	2002	10.0000	10.4289	0

Franklin Small Cap Value Securities Fund, Class 2	07	2006	16.1535	18.4632	1,084
Franklin Small Cap Value Securities Fund, Class 2	07	2005	15.2001	16.1535	0
Franklin Small Cap Value Securities Fund, Class 2	07	2004	12.5731	15.2001	0
Franklin Small Cap Value Securities Fund, Class 2	07	2003	10.0000	12.5731	0

Franklin Small Cap Value Securities Fund, Class 2	08	2006	16.0666	18.3263	50
Franklin Small Cap Value Securities Fund, Class 2	08	2005	15.1491	16.0666	0
Franklin Small Cap Value Securities Fund, Class 2	08	2004	12.5567	15.1491	0
Franklin Small Cap Value Securities Fund, Class 2	08	2003	10.0000	12.5567	0

Lord Abbett All Value Portfolio	01	2006	12.4373	14.0237	235,586
Lord Abbett All Value Portfolio	01	2005	11.8235	12.4373	52,984
Lord Abbett All Value Portfolio	01	2004	10.3900	11.8235	38,550
Lord Abbett All Value Portfolio	01	2003	10.0000	10.3900	0

Lord Abbett All Value Portfolio	02	2006	12.3852	13.9365	323,149
Lord Abbett All Value Portfolio	02	2005	11.7978	12.3852	140,279
Lord Abbett All Value Portfolio	02	2004	10.3886	11.7978	51,646
Lord Abbett All Value Portfolio	02	2003	10.0000	10.3886	0

Lord Abbett All Value Portfolio	03	2006	12.3722	13.9149	18,227
Lord Abbett All Value Portfolio	03	2005	11.7915	12.3722	5,641
Lord Abbett All Value Portfolio	03	2004	10.3883	11.7915	4,584
Lord Abbett All Value Portfolio	03	2003	10.0000	10.3883	0

Lord Abbett All Value Portfolio	04	2006	12.3332	13.8498	154,945
Lord Abbett All Value Portfolio	04	2005	11.7722	12.3332	110,451
Lord Abbett All Value Portfolio	04	2004	10.3873	11.7722	41,817
Lord Abbett All Value Portfolio	04	2003	10.0000	10.3873	0

Lord Abbett All Value Portfolio	05	2006	12.3202	13.8282	1,271
Lord Abbett All Value Portfolio	05	2005	11.7658	12.3202	1,272
Lord Abbett All Value Portfolio	05	2004	10.3870	11.7658	0
Lord Abbett All Value Portfolio	05	2003	10.0000	10.3870	0

Lord Abbett All Value Portfolio	06	2006	12.2813	13.7635	22,204
Lord Abbett All Value Portfolio	06	2005	11.7466	12.2813	8,124
Lord Abbett All Value Portfolio	06	2004	10.3860	11.7466	3,935
Lord Abbett All Value Portfolio	06	2003	10.0000	10.3860	0

Lord Abbett All Value Portfolio	07	2006	12.2684	13.7420	0
Lord Abbett All Value Portfolio	07	2005	11.7402	12.2684	0
Lord Abbett All Value Portfolio	07	2004	10.3856	11.7402	0
Lord Abbett All Value Portfolio	07	2003	10.0000	10.3856	0

Lord Abbett All Value Portfolio	08	2006	12.2167	13.6562	0
Lord Abbett All Value Portfolio	08	2005	11.7146	12.2167	0
Lord Abbett All Value Portfolio	08	2004	10.3843	11.7146	0
Lord Abbett All Value Portfolio	08	2003	10.0000	10.3843	0

Lord Abbett Series Fund Growth and Income Portfolio	01	2006	15.5238	17.9057	3,190,078
Lord Abbett Series Fund Growth and Income Portfolio	01	2005	15.2871	15.5238	1,726,551
Lord Abbett Series Fund Growth and Income Portfolio	01	2004	13.7983	15.2871	851,313
Lord Abbett Series Fund Growth and Income Portfolio	01	2003	10.7086	13.7983	141,501
Lord Abbett Series Fund Growth and Income Portfolio	01	2002	10.0000	10.7086	9,701

Lord Abbett Series Fund Growth and Income Portfolio	02	2006	15.4165	17.7460	2,900,959
Lord Abbett Series Fund Growth and Income Portfolio	02	2005	15.2123	15.4165	1,504,918
Lord Abbett Series Fund Growth and Income Portfolio	02	2004	13.7589	15.2123	761,276
Lord Abbett Series Fund Growth and Income Portfolio	02	2003	10.6997	13.7589	272,538
Lord Abbett Series Fund Growth and Income Portfolio	02	2002	10.0000	10.6997	5,781

Lord Abbett Series Fund Growth and Income Portfolio	03	2006	15.3899	17.7063	196,103
Lord Abbett Series Fund Growth and Income Portfolio	03	2005	15.1938	15.3899	139,638
Lord Abbett Series Fund Growth and Income Portfolio	03	2004	13.7491	15.1938	82,113
Lord Abbett Series Fund Growth and Income Portfolio	03	2003	10.6975	13.7491	14,151
Lord Abbett Series Fund Growth and Income Portfolio	03	2002	10.0000	10.6975	681

Lord Abbett Series Fund Growth and Income Portfolio	04	2006	15.3098	17.5873	1,933,155
Lord Abbett Series Fund Growth and Income Portfolio	04	2005	15.1378	15.3098	1,641,882
Lord Abbett Series Fund Growth and Income Portfolio	04	2004	13.7195	15.1378	1,792,208
Lord Abbett Series Fund Growth and Income Portfolio	04	2003	10.6909	13.7195	547,245
Lord Abbett Series Fund Growth and Income Portfolio	04	2002	10.0000	10.6909	5,542

Lord Abbett Series Fund Growth and Income Portfolio	05	2006	15.2832	17.5478	29,769
Lord Abbett Series Fund Growth and Income Portfolio	05	2005	15.1192	15.2832	16,108
Lord Abbett Series Fund Growth and Income Portfolio	05	2004	13.7097	15.1192	24,793
Lord Abbett Series Fund Growth and Income Portfolio	05	2003	10.6887	13.7097	2,344
Lord Abbett Series Fund Growth and Income Portfolio	05	2002	10.0000	10.6887	0

Lord Abbett Series Fund Growth and Income Portfolio	06	2006	15.2036	17.4298	237,956
Lord Abbett Series Fund Growth and Income Portfolio	06	2005	15.0635	15.2036	203,029
Lord Abbett Series Fund Growth and Income Portfolio	06	2004	13.6802	15.0635	225,854
Lord Abbett Series Fund Growth and Income Portfolio	06	2003	10.6820	13.6802	55,816
Lord Abbett Series Fund Growth and Income Portfolio	06	2002	10.0000	10.6820	0

Lord Abbett Series Fund Growth and Income Portfolio	07	2006	13.2476	15.1797	273,597
Lord Abbett Series Fund Growth and Income Portfolio	07	2005	13.1322	13.2476	301,328
Lord Abbett Series Fund Growth and Income Portfolio	07	2004	11.9324	13.1322	405,323
Lord Abbett Series Fund Growth and Income Portfolio	07	2003	10.0000	11.9324	204,764

Lord Abbett Series Fund Growth and Income Portfolio	08	2006	13.1763	15.0671	24,701
Lord Abbett Series Fund Growth and Income Portfolio	08	2005	13.0882	13.1763	29,431
Lord Abbett Series Fund Growth and Income Portfolio	08	2004	11.9168	13.0882	32,922
Lord Abbett Series Fund Growth and Income Portfolio	08	2003	10.0000	11.9168	28,063

Lord Abbett Series Fund Growth Opportunities Portfolio	01	2006	11.4947	12.1980	975,304
Lord Abbett Series Fund Growth Opportunities Portfolio	01	2005	11.1705	11.4947	463,277
Lord Abbett Series Fund Growth Opportunities Portfolio	01	2004	10.2115	11.1705	128,607
Lord Abbett Series Fund Growth Opportunities Portfolio	01	2003	10.0000	10.2115	0

Lord Abbett Series Fund Growth Opportunities Portfolio	02	2006	11.4465	12.1223	936,825
Lord Abbett Series Fund Growth Opportunities Portfolio	02	2005	11.1463	11.4465	426,625
Lord Abbett Series Fund Growth Opportunities Portfolio	02	2004	10.2102	11.1463	100,007
Lord Abbett Series Fund Growth Opportunities Portfolio	02	2003	10.0000	10.2102	0

Lord Abbett Series Fund Growth Opportunities Portfolio	03	2006	11.4346	12.1035	43,314
Lord Abbett Series Fund Growth Opportunities Portfolio	03	2005	11.1403	11.4346	26,589
Lord Abbett Series Fund Growth Opportunities Portfolio	03	2004	10.2098	11.1403	7,806
Lord Abbett Series Fund Growth Opportunities Portfolio	03	2003	10.0000	10.2098	0

Lord Abbett Series Fund Growth Opportunities Portfolio	04	2006	11.3984	12.0468	457,605
Lord Abbett Series Fund Growth Opportunities Portfolio	04	2005	11.1221	11.3984	314,617
Lord Abbett Series Fund Growth Opportunities Portfolio	04	2004	10.2089	11.1221	230,869
Lord Abbett Series Fund Growth Opportunities Portfolio	04	2003	10.0000	10.2089	0

Lord Abbett Series Fund Growth Opportunities Portfolio	05	2006	11.3864	12.0280	10,078
Lord Abbett Series Fund Growth Opportunities Portfolio	05	2005	11.1160	11.3864	3,603
Lord Abbett Series Fund Growth Opportunities Portfolio	05	2004	10.2085	11.1160	2,069
Lord Abbett Series Fund Growth Opportunities Portfolio	05	2003	10.0000	10.2085	0

Lord Abbett Series Fund Growth Opportunities Portfolio	06	2006	11.3505	11.9717	69,828
Lord Abbett Series Fund Growth Opportunities Portfolio	06	2005	11.0979	11.3505	47,847
Lord Abbett Series Fund Growth Opportunities Portfolio	06	2004	10.2075	11.0979	33,659
Lord Abbett Series Fund Growth Opportunities Portfolio	06	2003	10.0000	10.2075	0

Lord Abbett Series Fund Growth Opportunities Portfolio	07	2006	11.3385	11.9530	40,794
Lord Abbett Series Fund Growth Opportunities Portfolio	07	2005	11.0918	11.3385	38,551
Lord Abbett Series Fund Growth Opportunities Portfolio	07	2004	10.2072	11.0918	37,020
Lord Abbett Series Fund Growth Opportunities Portfolio	07	2003	10.0000	10.2072	0

Lord Abbett Series Fund Growth Opportunities Portfolio	08	2006	11.2907	11.8783	894
Lord Abbett Series Fund Growth Opportunities Portfolio	08	2005	11.0677	11.2907	813
Lord Abbett Series Fund Growth Opportunities Portfolio	08	2004	10.2059	11.0677	848
Lord Abbett Series Fund Growth Opportunities Portfolio	08	2003	10.0000	10.2059	0

Lord Abbett Series Fund Mid Cap Value Portfolio	01	2006	16.9936	18.7583	713,851
Lord Abbett Series Fund Mid Cap Value Portfolio	01	2005	15.9652	16.9936	298,391
Lord Abbett Series Fund Mid Cap Value Portfolio	01	2004	13.0872	15.9652	235,110
Lord Abbett Series Fund Mid Cap Value Portfolio	01	2003	10.6662	13.0872	33,358
Lord Abbett Series Fund Mid Cap Value Portfolio	01	2002	10.0000	10.6662	1,932

Lord Abbett Series Fund Mid Cap Value Portfolio	02	2006	16.8762	18.5909	792,063
Lord Abbett Series Fund Mid Cap Value Portfolio	02	2005	15.8872	16.8762	472,508
Lord Abbett Series Fund Mid Cap Value Portfolio	02	2004	13.0498	15.8872	290,467
Lord Abbett Series Fund Mid Cap Value Portfolio	02	2003	10.6574	13.0498	84,603
Lord Abbett Series Fund Mid Cap Value Portfolio	02	2002	10.0000	10.6574	3,821

Lord Abbett Series Fund Mid Cap Value Portfolio	03	2006	16.8471	18.5494	35,775
Lord Abbett Series Fund Mid Cap Value Portfolio	03	2005	15.8678	16.8471	20,989
Lord Abbett Series Fund Mid Cap Value Portfolio	03	2004	13.0405	15.8678	20,804
Lord Abbett Series Fund Mid Cap Value Portfolio	03	2003	10.6552	13.0405	3,247
Lord Abbett Series Fund Mid Cap Value Portfolio	03	2002	10.0000	10.6552	416

Lord Abbett Series Fund Mid Cap Value Portfolio	04	2006	16.7594	18.4247	344,710
Lord Abbett Series Fund Mid Cap Value Portfolio	04	2005	15.8094	16.7594	272,146
Lord Abbett Series Fund Mid Cap Value Portfolio	04	2004	13.0125	15.8094	402,822
Lord Abbett Series Fund Mid Cap Value Portfolio	04	2003	10.6485	13.0125	40,904
Lord Abbett Series Fund Mid Cap Value Portfolio	04	2002	10.0000	10.6485	3,452

Lord Abbett Series Fund Mid Cap Value Portfolio	05	2006	16.7303	18.3833	8,641
Lord Abbett Series Fund Mid Cap Value Portfolio	05	2005	15.7899	16.7303	5,558
Lord Abbett Series Fund Mid Cap Value Portfolio	05	2004	13.0031	15.7899	6,099
Lord Abbett Series Fund Mid Cap Value Portfolio	05	2003	10.6463	13.0031	2,645
Lord Abbett Series Fund Mid Cap Value Portfolio	05	2002	10.0000	10.6463	0

Lord Abbett Series Fund Mid Cap Value Portfolio	06	2006	16.6432	18.2597	41,183
Lord Abbett Series Fund Mid Cap Value Portfolio	06	2005	15.7318	16.6432	33,205
Lord Abbett Series Fund Mid Cap Value Portfolio	06	2004	12.9752	15.7318	51,591
Lord Abbett Series Fund Mid Cap Value Portfolio	06	2003	10.6397	12.9752	5,187
Lord Abbett Series Fund Mid Cap Value Portfolio	06	2002	10.0000	10.6397	85

Lord Abbett Series Fund Mid Cap Value Portfolio	07	2006	15.5044	17.0016	19,161
Lord Abbett Series Fund Mid Cap Value Portfolio	07	2005	14.6628	15.5044	17,861
Lord Abbett Series Fund Mid Cap Value Portfolio	07	2004	12.0997	14.6628	54,847
Lord Abbett Series Fund Mid Cap Value Portfolio	07	2003	10.0000	12.0997	0

Lord Abbett Series Fund Mid Cap Value Portfolio	08	2006	15.4209	16.8756	239
Lord Abbett Series Fund Mid Cap Value Portfolio	08	2005	14.6137	15.4209	176
Lord Abbett Series Fund Mid Cap Value Portfolio	08	2004	12.0839	14.6137	1,272
Lord Abbett Series Fund Mid Cap Value Portfolio	08	2003	10.0000	12.0839	0

MFS®/Sun Life Bond Series S Class	01	2006	11.8482	12.2209	90,826
MFS®/Sun Life Bond Series S Class	01	2005	11.8576	11.8482	78,095
MFS®/Sun Life Bond Series S Class	01	2004	11.3842	11.8576	73,423
MFS®/Sun Life Bond Series S Class	01	2003	10.5776	11.3842	78,545
MFS®/Sun Life Bond Series S Class	01	2002	10.0000	10.5776	1,706

MFS®/Sun Life Bond Series S Class	02	2006	11.7663	12.1118	116,723
MFS®/Sun Life Bond Series S Class	02	2005	11.7996	11.7663	117,261
MFS®/Sun Life Bond Series S Class	02	2004	11.3517	11.7996	121,688
MFS®/Sun Life Bond Series S Class	02	2003	10.5689	11.3517	83,166
MFS®/Sun Life Bond Series S Class	02	2002	10.0000	10.5689	376

MFS®/Sun Life Bond Series S Class	03	2006	11.7460	12.0847	15,577
MFS®/Sun Life Bond Series S Class	03	2005	11.7852	11.7460	14,193
MFS®/Sun Life Bond Series S Class	03	2004	11.3436	11.7852	14,689
MFS®/Sun Life Bond Series S Class	03	2003	10.5667	11.3436	6,523
MFS®/Sun Life Bond Series S Class	03	2002	10.0000	10.5667	584

MFS®/Sun Life Bond Series S Class	04	2006	11.6849	12.0035	334,862
MFS®/Sun Life Bond Series S Class	04	2005	11.7418	11.6849	352,583
MFS®/Sun Life Bond Series S Class	04	2004	11.3192	11.7418	352,922
MFS®/Sun Life Bond Series S Class	04	2003	10.5602	11.3192	338,086
MFS®/Sun Life Bond Series S Class	04	2002	10.0000	10.5602	1,421

MFS®/Sun Life Bond Series S Class	05	2006	11.6646	11.9765	708
MFS®/Sun Life Bond Series S Class	05	2005	11.7273	11.6646	1,417
MFS®/Sun Life Bond Series S Class	05	2004	11.3111	11.7273	1,597
MFS®/Sun Life Bond Series S Class	05	2003	10.5580	11.3111	3,172
MFS®/Sun Life Bond Series S Class	05	2002	10.0000	10.5580	0

MFS®/Sun Life Bond Series S Class	06	2006	11.6038	11.8959	37,007
MFS®/Sun Life Bond Series S Class	06	2005	11.6841	11.6038	38,237
MFS®/Sun Life Bond Series S Class	06	2004	11.2867	11.6841	35,932
MFS®/Sun Life Bond Series S Class	06	2003	10.5515	11.2867	29,187
MFS®/Sun Life Bond Series S Class	06	2002	10.0000	10.5515	0

MFS®/Sun Life Bond Series S Class	07	2006	10.4059	10.6624	102,904
MFS®/Sun Life Bond Series S Class	07	2005	10.4832	10.4059	110,489
MFS®/Sun Life Bond Series S Class	07	2004	10.1319	10.4832	109,457
MFS®/Sun Life Bond Series S Class	07	2003	10.0000	10.1319	78,216

MFS®/Sun Life Bond Series S Class	08	2006	10.3498	10.5833	17,003
MFS®/Sun Life Bond Series S Class	08	2005	10.4480	10.3498	15,276
MFS®/Sun Life Bond Series S Class	08	2004	10.1186	10.4480	13,722
MFS®/Sun Life Bond Series S Class	08	2003	10.0000	10.1186	3,009

MFS®/Sun Life Capital Appreciation Series S Class	01	2006	14.3540	14.9725	16,045
MFS®/Sun Life Capital Appreciation Series S Class	01	2005	14.5022	14.3540	17,683
MFS®/Sun Life Capital Appreciation Series S Class	01	2004	13.3108	14.5022	17,626
MFS®/Sun Life Capital Appreciation Series S Class	01	2003	10.5446	13.3108	12,613
MFS®/Sun Life Capital Appreciation Series S Class	01	2002	10.0000	10.5446	0

MFS®/Sun Life Capital Appreciation Series S Class	02	2006	14.2548	14.8389	25,618
MFS®/Sun Life Capital Appreciation Series S Class	02	2005	14.4312	14.2548	24,451
MFS®/Sun Life Capital Appreciation Series S Class	02	2004	13.2728	14.4312	24,058
MFS®/Sun Life Capital Appreciation Series S Class	02	2003	10.5359	13.2728	21,639
MFS®/Sun Life Capital Appreciation Series S Class	02	2002	10.0000	10.5359	0

MFS®/Sun Life Capital Appreciation Series S Class	03	2006	14.2302	14.8058	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2005	14.4136	14.2302	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2004	13.2633	14.4136	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2003	10.5337	13.2633	0
MFS®/Sun Life Capital Appreciation Series S Class	03	2002	10.0000	10.5337	0

MFS®/Sun Life Capital Appreciation Series S Class	04	2006	14.1562	14.7062	3,526
MFS®/Sun Life Capital Appreciation Series S Class	04	2005	14.3605	14.1562	27,151
MFS®/Sun Life Capital Appreciation Series S Class	04	2004	13.2348	14.3605	28,647
MFS®/Sun Life Capital Appreciation Series S Class	04	2003	10.5272	13.2348	7,264
MFS®/Sun Life Capital Appreciation Series S Class	04	2002	10.0000	10.5272	5,069

MFS®/Sun Life Capital Appreciation Series S Class	05	2006	14.1315	14.6731	553
MFS®/Sun Life Capital Appreciation Series S Class	05	2005	14.3429	14.1315	1,107
MFS®/Sun Life Capital Appreciation Series S Class	05	2004	13.2253	14.3429	1,107
MFS®/Sun Life Capital Appreciation Series S Class	05	2003	10.5250	13.2253	0
MFS®/Sun Life Capital Appreciation Series S Class	05	2002	10.0000	10.5250	0

MFS®/Sun Life Capital Appreciation Series S Class	06	2006	14.0580	14.5745	0
MFS®/Sun Life Capital Appreciation Series S Class	06	2005	14.2900	14.0580	0
MFS®/Sun Life Capital Appreciation Series S Class	06	2004	13.1968	14.2900	0
MFS®/Sun Life Capital Appreciation Series S Class	06	2003	10.5184	13.1968	0
MFS®/Sun Life Capital Appreciation Series S Class	06	2002	10.0000	10.5184	0

MFS®/Sun Life Capital Appreciation Series S Class	07	2006	11.9858	12.4198	0
MFS®/Sun Life Capital Appreciation Series S Class	07	2005	12.1898	11.9858	0
MFS®/Sun Life Capital Appreciation Series S Class	07	2004	11.2631	12.1898	0
MFS®/Sun Life Capital Appreciation Series S Class	07	2003	10.0000	11.2631	0

MFS®/Sun Life Capital Appreciation Series S Class	08	2006	11.9212	12.3277	0
MFS®/Sun Life Capital Appreciation Series S Class	08	2005	12.1490	11.9212	0
MFS®/Sun Life Capital Appreciation Series S Class	08	2004	11.2484	12.1490	0
MFS®/Sun Life Capital Appreciation Series S Class	08	2003	10.0000	11.2484	0

MFS®/Sun Life Capital Opportunities Series S Class	01	2006	14.7289	16.5170	29,848
MFS®/Sun Life Capital Opportunities Series S Class	01	2005	14.7815	14.7289	16,402
MFS®/Sun Life Capital Opportunities Series S Class	01	2004	13.3574	14.7815	14,780
MFS®/Sun Life Capital Opportunities Series S Class	01	2003	10.6101	13.3574	8,409
MFS®/Sun Life Capital Opportunities Series S Class	01	2002	10.0000	10.6101	51

MFS®/Sun Life Capital Opportunities Series S Class	02	2006	14.6271	16.3696	67,443
MFS®/Sun Life Capital Opportunities Series S Class	02	2005	14.7092	14.6271	55,463
MFS®/Sun Life Capital Opportunities Series S Class	02	2004	13.3193	14.7092	28,165
MFS®/Sun Life Capital Opportunities Series S Class	02	2003	10.6014	13.3193	19,098
MFS®/Sun Life Capital Opportunities Series S Class	02	2002	10.0000	10.6014	0

MFS®/Sun Life Capital Opportunities Series S Class	03	2006	14.6019	16.3330	484
MFS®/Sun Life Capital Opportunities Series S Class	03	2005	14.6913	14.6019	990
MFS®/Sun Life Capital Opportunities Series S Class	03	2004	13.3098	14.6913	989
MFS®/Sun Life Capital Opportunities Series S Class	03	2003	10.5992	13.3098	199
MFS®/Sun Life Capital Opportunities Series S Class	03	2002	10.0000	10.5992	0

MFS®/Sun Life Capital Opportunities Series S Class	04	2006	14.5259	16.2232	8,056
MFS®/Sun Life Capital Opportunities Series S Class	04	2005	14.6372	14.5259	9,396
MFS®/Sun Life Capital Opportunities Series S Class	04	2004	13.2811	14.6372	7,781
MFS®/Sun Life Capital Opportunities Series S Class	04	2003	10.5926	13.2811	5,172
MFS®/Sun Life Capital Opportunities Series S Class	04	2002	10.0000	10.5926	0

MFS®/Sun Life Capital Opportunities Series S Class	05	2006	14.5006	16.1867	0
MFS®/Sun Life Capital Opportunities Series S Class	05	2005	14.6192	14.5006	0
MFS®/Sun Life Capital Opportunities Series S Class	05	2004	13.2716	14.6192	0
MFS®/Sun Life Capital Opportunities Series S Class	05	2003	10.5904	13.2716	0
MFS®/Sun Life Capital Opportunities Series S Class	05	2002	10.0000	10.5904	0

MFS®/Sun Life Capital Opportunities Series S Class	06	2006	14.4251	16.0779	29,208
MFS®/Sun Life Capital Opportunities Series S Class	06	2005	14.5653	14.4251	4,574
MFS®/Sun Life Capital Opportunities Series S Class	06	2004	13.2431	14.5653	4,416
MFS®/Sun Life Capital Opportunities Series S Class	06	2003	10.5838	13.2431	4,279
MFS®/Sun Life Capital Opportunities Series S Class	06	2002	10.0000	10.5838	0

MFS®/Sun Life Capital Opportunities Series S Class	07	2006	12.6618	14.1053	0
MFS®/Sun Life Capital Opportunities Series S Class	07	2005	12.7913	12.6618	0
MFS®/Sun Life Capital Opportunities Series S Class	07	2004	11.6361	12.7913	0
MFS®/Sun Life Capital Opportunities Series S Class	07	2003	10.0000	11.6361	0

MFS®/Sun Life Capital Opportunities Series S Class	08	2006	12.5936	14.0007	0
MFS®/Sun Life Capital Opportunities Series S Class	08	2005	12.7485	12.5936	0
MFS®/Sun Life Capital Opportunities Series S Class	08	2004	11.6209	12.7485	0
MFS®/Sun Life Capital Opportunities Series S Class	08	2003	10.0000	11.6209	0

MFS®/Sun Life Emerging Growth Series S Class	01	2006	16.0563	17.0075	38,481
MFS®/Sun Life Emerging Growth Series S Class	01	2005	14.9910	16.0563	17,042
MFS®/Sun Life Emerging Growth Series S Class	01	2004	13.4938	14.9910	14,799
MFS®/Sun Life Emerging Growth Series S Class	01	2003	10.4622	13.4938	8,584
MFS®/Sun Life Emerging Growth Series S Class	01	2002	10.0000	10.4622	0

MFS®/Sun Life Emerging Growth Series S Class	02	2006	15.9454	16.8557	29,010
MFS®/Sun Life Emerging Growth Series S Class	02	2005	14.9177	15.9454	17,653
MFS®/Sun Life Emerging Growth Series S Class	02	2004	13.4552	14.9177	12,609
MFS®/Sun Life Emerging Growth Series S Class	02	2003	10.4536	13.4552	9,132
MFS®/Sun Life Emerging Growth Series S Class	02	2002	10.0000	10.4536	946

MFS®/Sun Life Emerging Growth Series S Class	03	2006	15.9178	16.8181	2,334
MFS®/Sun Life Emerging Growth Series S Class	03	2005	14.8995	15.9178	470
MFS®/Sun Life Emerging Growth Series S Class	03	2004	13.4456	14.8995	477
MFS®/Sun Life Emerging Growth Series S Class	03	2003	10.4514	13.4456	0
MFS®/Sun Life Emerging Growth Series S Class	03	2002	10.0000	10.4514	0

MFS®/Sun Life Emerging Growth Series S Class	04	2006	15.8350	16.7050	29,404
MFS®/Sun Life Emerging Growth Series S Class	04	2005	14.8446	15.8350	21,530
MFS®/Sun Life Emerging Growth Series S Class	04	2004	13.4167	14.8446	25,130
MFS®/Sun Life Emerging Growth Series S Class	04	2003	10.4449	13.4167	9,042
MFS®/Sun Life Emerging Growth Series S Class	04	2002	10.0000	10.4449	0

MFS®/Sun Life Emerging Growth Series S Class	05	2006	15.8075	16.6675	0
MFS®/Sun Life Emerging Growth Series S Class	05	2005	14.8263	15.8075	0
MFS®/Sun Life Emerging Growth Series S Class	05	2004	13.4071	14.8263	0
MFS®/Sun Life Emerging Growth Series S Class	05	2003	10.4428	13.4071	0
MFS®/Sun Life Emerging Growth Series S Class	05	2002	10.0000	10.4428	0

MFS®/Sun Life Emerging Growth Series S Class	06	2006	15.7252	16.5554	4,712
MFS®/Sun Life Emerging Growth Series S Class	06	2005	14.7717	15.7252	3,809
MFS®/Sun Life Emerging Growth Series S Class	06	2004	13.3782	14.7717	3,944
MFS®/Sun Life Emerging Growth Series S Class	06	2003	10.4363	13.3782	4,225
MFS®/Sun Life Emerging Growth Series S Class	06	2002	10.0000	10.4363	0

MFS®/Sun Life Emerging Growth Series S Class	07	2006	13.5189	14.2254	0
MFS®/Sun Life Emerging Growth Series S Class	07	2005	12.7057	13.5189	0
MFS®/Sun Life Emerging Growth Series S Class	07	2004	11.5130	12.7057	0
MFS®/Sun Life Emerging Growth Series S Class	07	2003	10.0000	11.5130	0

MFS®/Sun Life Emerging Growth Series S Class	08	2006	13.4462	14.1199	0
MFS®/Sun Life Emerging Growth Series S Class	08	2005	12.6631	13.4462	0
MFS®/Sun Life Emerging Growth Series S Class	08	2004	11.4980	12.6631	0
MFS®/Sun Life Emerging Growth Series S Class	08	2003	10.0000	11.4980	0

MFS®/Sun Life Emerging Markets Equity Series S Class	01	2006	11.2530	14.3768	35,537
MFS®/Sun Life Emerging Markets Equity Series S Class	01	2005	10.0000	11.2530	3,163

MFS®/Sun Life Emerging Markets Equity Series S Class	02	2006	11.2492	14.3428	77,370
MFS®/Sun Life Emerging Markets Equity Series S Class	02	2005	10.0000	11.2492	6,039

MFS®/Sun Life Emerging Markets Equity Series S Class	03	2006	11.2483	14.3344	2,641
MFS®/Sun Life Emerging Markets Equity Series S Class	03	2005	10.0000	11.2483	0

MFS®/Sun Life Emerging Markets Equity Series S Class	04	2006	11.2455	14.3089	35,031
MFS®/Sun Life Emerging Markets Equity Series S Class	04	2005	10.0000	11.2455	11,812

MFS®/Sun Life Emerging Markets Equity Series S Class	05	2006	11.2445	14.3004	0
MFS®/Sun Life Emerging Markets Equity Series S Class	05	2005	10.0000	11.2445	0

MFS®/Sun Life Emerging Markets Equity Series S Class	06	2006	11.2417	14.2750	6,716
MFS®/Sun Life Emerging Markets Equity Series S Class	06	2005	10.0000	11.2417	4,552

MFS®/Sun Life Emerging Markets Equity Series S Class	07	2006	11.2407	14.2665	375
MFS®/Sun Life Emerging Markets Equity Series S Class	07	2005	10.0000	11.2407	0

MFS®/Sun Life Emerging Markets Equity Series S Class	08	2006	11.2370	14.2326	66
MFS®/Sun Life Emerging Markets Equity Series S Class	08	2005	10.0000	11.2370	0

MFS®/Sun Life Global Growth Series S Class	01	2006	16.7212	19.2426	11,114
MFS®/Sun Life Global Growth Series S Class	01	2005	15.4928	16.7212	14,120
MFS®/Sun Life Global Growth Series S Class	01	2004	13.6498	15.4928	14,031
MFS®/Sun Life Global Growth Series S Class	01	2003	10.2707	13.6498	9,727
MFS®/Sun Life Global Growth Series S Class	01	2002	10.0000	10.2707	0

MFS®/Sun Life Global Growth Series S Class	02	2006	16.6057	19.0708	20,305
MFS®/Sun Life Global Growth Series S Class	02	2005	15.4170	16.6057	19,344
MFS®/Sun Life Global Growth Series S Class	02	2004	13.6108	15.4170	17,967
MFS®/Sun Life Global Growth Series S Class	02	2003	10.2622	13.6108	10,567
MFS®/Sun Life Global Growth Series S Class	02	2002	10.0000	10.2622	0

MFS®/Sun Life Global Growth Series S Class	03	2006	16.5770	19.0283	716
MFS®/Sun Life Global Growth Series S Class	03	2005	15.3982	16.5770	429
MFS®/Sun Life Global Growth Series S Class	03	2004	13.6011	15.3982	631
MFS®/Sun Life Global Growth Series S Class	03	2003	10.2601	13.6011	250
MFS®/Sun Life Global Growth Series S Class	03	2002	10.0000	10.2601	0

MFS®/Sun Life Global Growth Series S Class	04	2006	16.4907	18.9003	5,272
MFS®/Sun Life Global Growth Series S Class	04	2005	15.3415	16.4907	13,200
MFS®/Sun Life Global Growth Series S Class	04	2004	13.5718	15.3415	12,873
MFS®/Sun Life Global Growth Series S Class	04	2003	10.2537	13.5718	14,609
MFS®/Sun Life Global Growth Series S Class	04	2002	10.0000	10.2537	0

MFS®/Sun Life Global Growth Series S Class	05	2006	16.4621	18.8579	0
MFS®/Sun Life Global Growth Series S Class	05	2005	15.3226	16.4621	0
MFS®/Sun Life Global Growth Series S Class	05	2004	13.5621	15.3226	0
MFS®/Sun Life Global Growth Series S Class	05	2003	10.2516	13.5621	0
MFS®/Sun Life Global Growth Series S Class	05	2002	10.0000	10.2516	0

MFS®/Sun Life Global Growth Series S Class	06	2006	16.3764	18.7311	0
MFS®/Sun Life Global Growth Series S Class	06	2005	15.2662	16.3764	0
MFS®/Sun Life Global Growth Series S Class	06	2004	13.5329	15.2662	0
MFS®/Sun Life Global Growth Series S Class	06	2003	10.2452	13.5329	210
MFS®/Sun Life Global Growth Series S Class	06	2002	10.0000	10.2452	0

MFS®/Sun Life Global Growth Series S Class	07	2006	14.9800	17.1252	0
MFS®/Sun Life Global Growth Series S Class	07	2005	13.9716	14.9800	0
MFS®/Sun Life Global Growth Series S Class	07	2004	12.3916	13.9716	0
MFS®/Sun Life Global Growth Series S Class	07	2003	10.0000	12.3916	0

MFS®/Sun Life Global Growth Series S Class	08	2006	14.8994	16.9983	0
MFS®/Sun Life Global Growth Series S Class	08	2005	13.9248	14.8994	0
MFS®/Sun Life Global Growth Series S Class	08	2004	12.3755	13.9248	0
MFS®/Sun Life Global Growth Series S Class	08	2003	10.0000	12.3755	0

MFS®/Sun Life Government Securities Series S Class	01	2006	10.4787	10.6642	3,207,035
MFS®/Sun Life Government Securities Series S Class	01	2005	10.4444	10.4787	1,688,938
MFS®/Sun Life Government Securities Series S Class	01	2004	10.2560	10.4444	794,895
MFS®/Sun Life Government Securities Series S Class	01	2003	10.2367	10.2560	230,701
MFS®/Sun Life Government Securities Series S Class	01	2002	10.0000	10.2367	3,665

MFS®/Sun Life Government Securities Series S Class	02	2006	10.4063	10.5690	2,977,053
MFS®/Sun Life Government Securities Series S Class	02	2005	10.3934	10.4063	1,406,890
MFS®/Sun Life Government Securities Series S Class	02	2004	10.2267	10.3934	706,216
MFS®/Sun Life Government Securities Series S Class	02	2003	10.2282	10.2267	382,235
MFS®/Sun Life Government Securities Series S Class	02	2002	10.0000	10.2282	3,758

MFS®/Sun Life Government Securities Series S Class	03	2006	10.3883	10.5454	218,937
MFS®/Sun Life Government Securities Series S Class	03	2005	10.3807	10.3883	170,125
MFS®/Sun Life Government Securities Series S Class	03	2004	10.2194	10.3807	69,986
MFS®/Sun Life Government Securities Series S Class	03	2003	10.2261	10.2194	13,435
MFS®/Sun Life Government Securities Series S Class	03	2002	10.0000	10.2261	300

MFS®/Sun Life Government Securities Series S Class	04	2006	10.3342	10.4745	2,414,113
MFS®/Sun Life Government Securities Series S Class	04	2005	10.3424	10.3342	1,973,545
MFS®/Sun Life Government Securities Series S Class	04	2004	10.1974	10.3424	1,762,469
MFS®/Sun Life Government Securities Series S Class	04	2003	10.2198	10.1974	1,024,566
MFS®/Sun Life Government Securities Series S Class	04	2002	10.0000	10.2198	52,833

MFS®/Sun Life Government Securities Series S Class	05	2006	10.3162	10.4510	42,255
MFS®/Sun Life Government Securities Series S Class	05	2005	10.3297	10.3162	25,026
MFS®/Sun Life Government Securities Series S Class	05	2004	10.1900	10.3297	16,094
MFS®/Sun Life Government Securities Series S Class	05	2003	10.2176	10.1900	3,604
MFS®/Sun Life Government Securities Series S Class	05	2002	10.0000	10.2176	0

MFS®/Sun Life Government Securities Series S Class	06	2006	10.2625	10.3806	317,835
MFS®/Sun Life Government Securities Series S Class	06	2005	10.2916	10.2625	272,716
MFS®/Sun Life Government Securities Series S Class	06	2004	10.1681	10.2916	241,602
MFS®/Sun Life Government Securities Series S Class	06	2003	10.2113	10.1681	117,932
MFS®/Sun Life Government Securities Series S Class	06	2002	10.0000	10.2113	89

MFS®/Sun Life Government Securities Series S Class	07	2006	9.9337	10.0430	430,652
MFS®/Sun Life Government Securities Series S Class	07	2005	9.9670	9.9337	428,881
MFS®/Sun Life Government Securities Series S Class	07	2004	9.8525	9.9670	446,438
MFS®/Sun Life Government Securities Series S Class	07	2003	10.0000	9.8525	367,965

MFS®/Sun Life Government Securities Series S Class	08	2006	9.8802	9.9685	53,262
MFS®/Sun Life Government Securities Series S Class	08	2005	9.9336	9.8802	54,369
MFS®/Sun Life Government Securities Series S Class	08	2004	9.8396	9.9336	53,394
MFS®/Sun Life Government Securities Series S Class	08	2003	10.0000	9.8396	50,496

MFS®/Sun Life High Yield Series S Class	01	2006	13.5138	14.6264	854,850
MFS®/Sun Life High Yield Series S Class	01	2005	13.4791	13.5138	541,364
MFS®/Sun Life High Yield Series S Class	01	2004	12.5316	13.4791	324,262
MFS®/Sun Life High Yield Series S Class	01	2003	10.5123	12.5316	166,838
MFS®/Sun Life High Yield Series S Class	01	2002	10.0000	10.5123	1,964

MFS®/Sun Life High Yield Series S Class	02	2006	13.4204	14.4958	860,396
MFS®/Sun Life High Yield Series S Class	02	2005	13.4132	13.4204	502,644
MFS®/Sun Life High Yield Series S Class	02	2004	12.4958	13.4132	289,848
MFS®/Sun Life High Yield Series S Class	02	2003	10.5036	12.4958	124,398
MFS®/Sun Life High Yield Series S Class	02	2002	10.0000	10.5036	350

MFS®/Sun Life High Yield Series S Class	03	2006	13.3973	14.4635	54,392
MFS®/Sun Life High Yield Series S Class	03	2005	13.3968	13.3973	43,597
MFS®/Sun Life High Yield Series S Class	03	2004	12.4869	13.3968	18,549
MFS®/Sun Life High Yield Series S Class	03	2003	10.5015	12.4869	7,207
MFS®/Sun Life High Yield Series S Class	03	2002	10.0000	10.5015	0

MFS®/Sun Life High Yield Series S Class	04	2006	13.3275	14.3662	578,347
MFS®/Sun Life High Yield Series S Class	04	2005	13.3474	13.3275	465,165
MFS®/Sun Life High Yield Series S Class	04	2004	12.4601	13.3474	440,396
MFS®/Sun Life High Yield Series S Class	04	2003	10.4950	12.4601	241,416
MFS®/Sun Life High Yield Series S Class	04	2002	10.0000	10.4950	835

MFS®/Sun Life High Yield Series S Class	05	2006	13.3044	14.3340	6,722
MFS®/Sun Life High Yield Series S Class	05	2005	13.3310	13.3044	5,702
MFS®/Sun Life High Yield Series S Class	05	2004	12.4511	13.3310	8,713
MFS®/Sun Life High Yield Series S Class	05	2003	10.4928	12.4511	3,572
MFS®/Sun Life High Yield Series S Class	05	2002	10.0000	10.4928	0

MFS®/Sun Life High Yield Series S Class	06	2006	13.2351	14.2376	67,269
MFS®/Sun Life High Yield Series S Class	06	2005	13.2819	13.2351	56,456
MFS®/Sun Life High Yield Series S Class	06	2004	12.4243	13.2819	66,363
MFS®/Sun Life High Yield Series S Class	06	2003	10.4863	12.4243	17,026
MFS®/Sun Life High Yield Series S Class	06	2002	10.0000	10.4863	43

MFS®/Sun Life High Yield Series S Class	07	2006	11.6088	12.4817	71,581
MFS®/Sun Life High Yield Series S Class	07	2005	11.6558	11.6088	75,188
MFS®/Sun Life High Yield Series S Class	07	2004	10.9088	11.6558	82,447
MFS®/Sun Life High Yield Series S Class	07	2003	10.0000	10.9088	59,099

MFS®/Sun Life High Yield Series S Class	08	2006	11.5463	12.3892	8,778
MFS®/Sun Life High Yield Series S Class	08	2005	11.6167	11.5463	9,752
MFS®/Sun Life High Yield Series S Class	08	2004	10.8945	11.6167	9,584
MFS®/Sun Life High Yield Series S Class	08	2003	10.0000	10.8945	8,220

MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2006	13.6329	14.4028	197,097
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2005	13.3080	13.6329	144,731
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2004	12.3740	13.3080	135,372
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2003	10.2417	12.3740	75,662
MFS®/Sun Life Massachusetts Investors Growth Series S Class	01	2002	10.0000	10.2417	2,318

MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2006	13.5387	14.2743	357,280
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2005	13.2429	13.5387	337,811
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2004	12.3386	13.2429	233,662
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2003	10.2332	12.3386	122,087
MFS®/Sun Life Massachusetts Investors Growth Series S Class	02	2002	10.0000	10.2332	2,186

MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2006	13.5153	14.2424	14,816
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2005	13.2267	13.5153	12,697
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2004	12.3299	13.2267	20,038
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2003	10.2311	12.3299	2,277
MFS®/Sun Life Massachusetts Investors Growth Series S Class	03	2002	10.0000	10.2311	0

MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2006	13.4450	14.1466	426,206
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2005	13.1780	13.4450	451,530
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2004	12.3033	13.1780	434,331
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2003	10.2247	12.3033	370,530
MFS®/Sun Life Massachusetts Investors Growth Series S Class	04	2002	10.0000	10.2247	2,511

MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2006	13.4216	14.1148	565
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2005	13.1618	13.4216	566
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2004	12.2945	13.1618	0
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2003	10.2226	12.2945	0
MFS®/Sun Life Massachusetts Investors Growth Series S Class	05	2002	10.0000	10.2226	0

MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2006	13.3517	14.0199	87,254
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2005	13.1133	13.3517	50,540
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2004	12.2681	13.1133	44,695
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2003	10.2162	12.2681	31,894
MFS®/Sun Life Massachusetts Investors Growth Series S Class	06	2002	10.0000	10.2162	0

MFS®/Sun Life Massachusetts Investors Growth Series S Class	07	2006	12.0511	12.6477	86,955
MFS®/Sun Life Massachusetts Investors Growth Series S Class	07	2005	11.8420	12.0511	100,638
MFS®/Sun Life Massachusetts Investors Growth Series S Class	07	2004	11.0843	11.8420	107,946
MFS®/Sun Life Massachusetts Investors Growth Series S Class	07	2003	10.0000	11.0843	72,664

MFS®/Sun Life Massachusetts Investors Growth Series S Class	08	2006	11.9862	12.5540	14,305
MFS®/Sun Life Massachusetts Investors Growth Series S Class	08	2005	11.8022	11.9862	13,753
MFS®/Sun Life Massachusetts Investors Growth Series S Class	08	2004	11.0699	11.8022	13,398
MFS®/Sun Life Massachusetts Investors Growth Series S Class	08	2003	10.0000	11.0699	2,797

MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2006	14.5993	16.2315	2,919,330
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2005	13.8183	14.5993	1,489,201
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2004	12.5745	13.8183	110,840
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2003	10.4413	12.5745	31,506
MFS®/Sun Life Massachusetts Investors Trust Series S Class	01	2002	10.0000	10.4413	752

MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2006	14.4984	16.0866	2,623,535
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2005	13.7507	14.4984	1,185,820
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2004	12.5386	13.7507	187,999
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2003	10.4326	12.5386	148,476
MFS®/Sun Life Massachusetts Investors Trust Series S Class	02	2002	10.0000	10.4326	1,893

MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2006	14.4734	16.0507	154,379
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2005	13.7339	14.4734	98,770
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2004	12.5297	13.7339	4,960
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2003	10.4305	12.5297	3,979
MFS®/Sun Life Massachusetts Investors Trust Series S Class	03	2002	10.0000	10.4305	0

MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2006	14.3980	15.9428	1,429,838
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2005	13.6833	14.3980	1,059,082
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2004	12.5027	13.6833	93,559
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2003	10.4240	12.5027	90,438
MFS®/Sun Life Massachusetts Investors Trust Series S Class	04	2002	10.0000	10.4240	1,648

MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2006	14.3730	15.9069	29,121
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2005	13.6665	14.3730	9,968
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2004	12.4937	13.6665	1,040
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2003	10.4218	12.4937	1,085
MFS®/Sun Life Massachusetts Investors Trust Series S Class	05	2002	10.0000	10.4218	0

MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2006	14.2982	15.8000	225,689
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2005	13.6162	14.2982	148,006
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2004	12.4669	13.6162	7,505
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2003	10.4154	12.4669	4,054
MFS®/Sun Life Massachusetts Investors Trust Series S Class	06	2002	10.0000	10.4154	0

MFS®/Sun Life Massachusetts Investors Trust Series S Class	07	2006	13.0161	14.3760	145,427
MFS®/Sun Life Massachusetts Investors Trust Series S Class	07	2005	12.4016	13.0161	144,538
MFS®/Sun Life Massachusetts Investors Trust Series S Class	07	2004	11.3606	12.4016	0
MFS®/Sun Life Massachusetts Investors Trust Series S Class	07	2003	10.0000	11.3606	0

MFS®/Sun Life Massachusetts Investors Trust Series S Class	08	2006	12.9460	14.2694	3,470
MFS®/Sun Life Massachusetts Investors Trust Series S Class	08	2005	12.3600	12.9460	3,889
MFS®/Sun Life Massachusetts Investors Trust Series S Class	08	2004	11.3458	12.3600	0
MFS®/Sun Life Massachusetts Investors Trust Series S Class	08	2003	10.0000	11.3458	0

MFS®/Sun Life Mid Cap Growth Series S Class	01	2006	16.3568	16.4408	77,553
MFS®/Sun Life Mid Cap Growth Series S Class	01	2005	16.1809	16.3568	81,228
MFS®/Sun Life Mid Cap Growth Series S Class	01	2004	14.3965	16.1809	80,930
MFS®/Sun Life Mid Cap Growth Series S Class	01	2003	10.6587	14.3965	64,506
MFS®/Sun Life Mid Cap Growth Series S Class	01	2002	10.0000	10.6587	1,211

MFS®/Sun Life Mid Cap Growth Series S Class	02	2006	16.2438	16.2940	104,451
MFS®/Sun Life Mid Cap Growth Series S Class	02	2005	16.1018	16.2438	124,894
MFS®/Sun Life Mid Cap Growth Series S Class	02	2004	14.3554	16.1018	135,538
MFS®/Sun Life Mid Cap Growth Series S Class	02	2003	10.6499	14.3554	89,424
MFS®/Sun Life Mid Cap Growth Series S Class	02	2002	10.0000	10.6499	271

MFS®/Sun Life Mid Cap Growth Series S Class	03	2006	16.2157	16.2577	7,967
MFS®/Sun Life Mid Cap Growth Series S Class	03	2005	16.0821	16.2157	7,827
MFS®/Sun Life Mid Cap Growth Series S Class	03	2004	14.3451	16.0821	6,847
MFS®/Sun Life Mid Cap Growth Series S Class	03	2003	10.6477	14.3451	2,283
MFS®/Sun Life Mid Cap Growth Series S Class	03	2002	10.0000	10.6477	0

MFS®/Sun Life Mid Cap Growth Series S Class	04	2006	16.1313	16.1483	151,980
MFS®/Sun Life Mid Cap Growth Series S Class	04	2005	16.0229	16.1313	180,059
MFS®/Sun Life Mid Cap Growth Series S Class	04	2004	14.3143	16.0229	194,170
MFS®/Sun Life Mid Cap Growth Series S Class	04	2003	10.6411	14.3143	161,519
MFS®/Sun Life Mid Cap Growth Series S Class	04	2002	10.0000	10.6411	2,158

MFS®/Sun Life Mid Cap Growth Series S Class	05	2006	16.1033	16.1120	1,116
MFS®/Sun Life Mid Cap Growth Series S Class	05	2005	16.0032	16.1033	1,269
MFS®/Sun Life Mid Cap Growth Series S Class	05	2004	14.3040	16.0032	1,036
MFS®/Sun Life Mid Cap Growth Series S Class	05	2003	10.6389	14.3040	406
MFS®/Sun Life Mid Cap Growth Series S Class	05	2002	10.0000	10.6389	0

MFS®/Sun Life Mid Cap Growth Series S Class	06	2006	16.0195	16.0037	14,089
MFS®/Sun Life Mid Cap Growth Series S Class	06	2005	15.9442	16.0195	14,198
MFS®/Sun Life Mid Cap Growth Series S Class	06	2004	14.2733	15.9442	15,522
MFS®/Sun Life Mid Cap Growth Series S Class	06	2003	10.6323	14.2733	11,615
MFS®/Sun Life Mid Cap Growth Series S Class	06	2002	10.0000	10.6323	84

MFS®/Sun Life Mid Cap Growth Series S Class	07	2006	13.6462	13.6258	39,296
MFS®/Sun Life Mid Cap Growth Series S Class	07	2005	13.5890	13.6462	42,690
MFS®/Sun Life Mid Cap Growth Series S Class	07	2004	12.1711	13.5890	51,707
MFS®/Sun Life Mid Cap Growth Series S Class	07	2003	10.0000	12.1711	52,684

MFS®/Sun Life Mid Cap Growth Series S Class	08	2006	13.5727	13.5247	6,467
MFS®/Sun Life Mid Cap Growth Series S Class	08	2005	13.5435	13.5727	7,222
MFS®/Sun Life Mid Cap Growth Series S Class	08	2004	12.1552	13.5435	7,595
MFS®/Sun Life Mid Cap Growth Series S Class	08	2003	10.0000	12.1552	7,391

MFS®/Sun Life Mid Cap Value Series S Class	01	2006	17.0284	18.5923	70,399
MFS®/Sun Life Mid Cap Value Series S Class	01	2005	16.1200	17.0284	78,395
MFS®/Sun Life Mid Cap Value Series S Class	01	2004	13.4629	16.1200	82,111
MFS®/Sun Life Mid Cap Value Series S Class	01	2003	10.3776	13.4629	69,384
MFS®/Sun Life Mid Cap Value Series S Class	01	2002	10.0000	10.3776	1,324

MFS®/Sun Life Mid Cap Value Series S Class	02	2006	16.9107	18.4264	58,857
MFS®/Sun Life Mid Cap Value Series S Class	02	2005	16.0412	16.9107	64,360
MFS®/Sun Life Mid Cap Value Series S Class	02	2004	13.4244	16.0412	79,433
MFS®/Sun Life Mid Cap Value Series S Class	02	2003	10.3690	13.4244	57,384
MFS®/Sun Life Mid Cap Value Series S Class	02	2002	10.0000	10.3690	195

MFS®/Sun Life Mid Cap Value Series S Class	03	2006	16.8816	18.3853	7,353
MFS®/Sun Life Mid Cap Value Series S Class	03	2005	16.0216	16.8816	7,643
MFS®/Sun Life Mid Cap Value Series S Class	03	2004	13.4148	16.0216	6,798
MFS®/Sun Life Mid Cap Value Series S Class	03	2003	10.3669	13.4148	2,559
MFS®/Sun Life Mid Cap Value Series S Class	03	2002	10.0000	10.3669	0

MFS®/Sun Life Mid Cap Value Series S Class	04	2006	16.7937	18.2617	125,866
MFS®/Sun Life Mid Cap Value Series S Class	04	2005	15.9626	16.7937	157,906
MFS®/Sun Life Mid Cap Value Series S Class	04	2004	13.3860	15.9626	178,653
MFS®/Sun Life Mid Cap Value Series S Class	04	2003	10.3605	13.3860	170,494
MFS®/Sun Life Mid Cap Value Series S Class	04	2002	10.0000	10.3605	5,005

MFS®/Sun Life Mid Cap Value Series S Class	05	2006	16.7645	18.2206	998
MFS®/Sun Life Mid Cap Value Series S Class	05	2005	15.9430	16.7645	1,054
MFS®/Sun Life Mid Cap Value Series S Class	05	2004	13.3764	15.9430	869
MFS®/Sun Life Mid Cap Value Series S Class	05	2003	10.3583	13.3764	458
MFS®/Sun Life Mid Cap Value Series S Class	05	2002	10.0000	10.3583	0

MFS®/Sun Life Mid Cap Value Series S Class	06	2006	16.6773	18.0981	12,548
MFS®/Sun Life Mid Cap Value Series S Class	06	2005	15.8843	16.6773	13,812
MFS®/Sun Life Mid Cap Value Series S Class	06	2004	13.3476	15.8843	15,597
MFS®/Sun Life Mid Cap Value Series S Class	06	2003	10.3519	13.3476	11,884
MFS®/Sun Life Mid Cap Value Series S Class	06	2002	10.0000	10.3519	0

MFS®/Sun Life Mid Cap Value Series S Class	07	2006	15.3542	16.6538	32,499
MFS®/Sun Life Mid Cap Value Series S Class	07	2005	14.6316	15.3542	38,120
MFS®/Sun Life Mid Cap Value Series S Class	07	2004	12.3012	14.6316	48,241
MFS®/Sun Life Mid Cap Value Series S Class	07	2003	10.0000	12.3012	54,540

MFS®/Sun Life Mid Cap Value Series S Class	08	2006	15.2715	16.5304	5,349
MFS®/Sun Life Mid Cap Value Series S Class	08	2005	14.5825	15.2715	6,433
MFS®/Sun Life Mid Cap Value Series S Class	08	2004	12.2852	14.5825	7,086
MFS®/Sun Life Mid Cap Value Series S Class	08	2003	10.0000	12.2852	7,499

MFS®/Sun Life Money Market Series S Class	01	2006	9.8103	10.0669	2,061,575
MFS®/Sun Life Money Market Series S Class	01	2005	9.7346	9.8103	1,225,126
MFS®/Sun Life Money Market Series S Class	01	2004	9.8418	9.7346	775,612
MFS®/Sun Life Money Market Series S Class	01	2003	9.9692	9.8418	320,156
MFS®/Sun Life Money Market Series S Class	01	2002	10.0000	9.9692	1,695

MFS®/Sun Life Money Market Series S Class	02	2006	9.7424	9.9771	2,020,296
MFS®/Sun Life Money Market Series S Class	02	2005	9.6869	9.7424	1,159,083
MFS®/Sun Life Money Market Series S Class	02	2004	9.8137	9.6869	1,042,732
MFS®/Sun Life Money Market Series S Class	02	2003	9.9610	9.8137	140,851
MFS®/Sun Life Money Market Series S Class	02	2002	10.0000	9.9610	11,515

MFS®/Sun Life Money Market Series S Class	03	2006	9.7256	9.9548	130,440
MFS®/Sun Life Money Market Series S Class	03	2005	9.6751	9.7256	87,369
MFS®/Sun Life Money Market Series S Class	03	2004	9.8067	9.6751	41,609
MFS®/Sun Life Money Market Series S Class	03	2003	9.9589	9.8067	1,582
MFS®/Sun Life Money Market Series S Class	03	2002	10.0000	9.9589	0

MFS®/Sun Life Money Market Series S Class	04	2006	9.6750	9.8878	1,324,163
MFS®/Sun Life Money Market Series S Class	04	2005	9.6395	9.6750	1,020,666
MFS®/Sun Life Money Market Series S Class	04	2004	9.7856	9.6395	863,651
MFS®/Sun Life Money Market Series S Class	04	2003	9.9528	9.7856	255,471
MFS®/Sun Life Money Market Series S Class	04	2002	10.0000	9.9528	6,014

MFS®/Sun Life Money Market Series S Class	05	2006	9.6581	9.8656	14,889
MFS®/Sun Life Money Market Series S Class	05	2005	9.6276	9.6581	10,903
MFS®/Sun Life Money Market Series S Class	05	2004	9.7785	9.6276	7,695
MFS®/Sun Life Money Market Series S Class	05	2003	9.9507	9.7785	10,302
MFS®/Sun Life Money Market Series S Class	05	2002	10.0000	9.9507	0

MFS®/Sun Life Money Market Series S Class	06	2006	9.6078	9.7992	187,154
MFS®/Sun Life Money Market Series S Class	06	2005	9.5921	9.6078	171,953
MFS®/Sun Life Money Market Series S Class	06	2004	9.7575	9.5921	148,729
MFS®/Sun Life Money Market Series S Class	06	2003	9.9445	9.7575	28,833
MFS®/Sun Life Money Market Series S Class	06	2002	10.0000	9.9445	0

MFS®/Sun Life Money Market Series S Class	07	2006	9.7113	9.8997	156,511
MFS®/Sun Life Money Market Series S Class	07	2005	9.7003	9.7113	155,671
MFS®/Sun Life Money Market Series S Class	07	2004	9.8726	9.7003	167,332
MFS®/Sun Life Money Market Series S Class	07	2003	10.0000	9.8726	91,064

MFS®/Sun Life Money Market Series S Class	08	2006	9.6589	9.8262	17,822
MFS®/Sun Life Money Market Series S Class	08	2005	9.6678	9.6589	18,053
MFS®/Sun Life Money Market Series S Class	08	2004	9.8597	9.6678	17,351
MFS®/Sun Life Money Market Series S Class	08	2003	10.0000	9.8597	12,504

MFS®/Sun Life New Discovery Series S Class	01	2006	14.8655	16.5064	1,282,174
MFS®/Sun Life New Discovery Series S Class	01	2005	14.4005	14.8655	667,749
MFS®/Sun Life New Discovery Series S Class	01	2004	13.6572	14.4005	199,603
MFS®/Sun Life New Discovery Series S Class	01	2003	10.2850	13.6572	19,649
MFS®/Sun Life New Discovery Series S Class	01	2002	10.0000	10.2850	2,784

MFS®/Sun Life New Discovery Series S Class	02	2006	14.7628	16.3591	1,141,061
MFS®/Sun Life New Discovery Series S Class	02	2005	14.3300	14.7628	524,793
MFS®/Sun Life New Discovery Series S Class	02	2004	13.6182	14.3300	162,917
MFS®/Sun Life New Discovery Series S Class	02	2003	10.2765	13.6182	34,030
MFS®/Sun Life New Discovery Series S Class	02	2002	10.0000	10.2765	912

MFS®/Sun Life New Discovery Series S Class	03	2006	14.7374	16.3226	68,275
MFS®/Sun Life New Discovery Series S Class	03	2005	14.3126	14.7374	46,508
MFS®/Sun Life New Discovery Series S Class	03	2004	13.6085	14.3126	19,038
MFS®/Sun Life New Discovery Series S Class	03	2003	10.2744	13.6085	173
MFS®/Sun Life New Discovery Series S Class	03	2002	10.0000	10.2744	0

MFS®/Sun Life New Discovery Series S Class	04	2006	14.6607	16.2128	644,476
MFS®/Sun Life New Discovery Series S Class	04	2005	14.2598	14.6607	519,226
MFS®/Sun Life New Discovery Series S Class	04	2004	13.5792	14.2598	400,270
MFS®/Sun Life New Discovery Series S Class	04	2003	10.2680	13.5792	49,224
MFS®/Sun Life New Discovery Series S Class	04	2002	10.0000	10.2680	5,343

MFS®/Sun Life New Discovery Series S Class	05	2006	14.6352	16.1764	12,643
MFS®/Sun Life New Discovery Series S Class	05	2005	14.2423	14.6352	4,584
MFS®/Sun Life New Discovery Series S Class	05	2004	13.5695	14.2423	5,136
MFS®/Sun Life New Discovery Series S Class	05	2003	10.2659	13.5695	0
MFS®/Sun Life New Discovery Series S Class	05	2002	10.0000	10.2659	0

MFS®/Sun Life New Discovery Series S Class	06	2006	14.5590	16.0676	81,266
MFS®/Sun Life New Discovery Series S Class	06	2005	14.1898	14.5590	63,192
MFS®/Sun Life New Discovery Series S Class	06	2004	13.5403	14.1898	44,520
MFS®/Sun Life New Discovery Series S Class	06	2003	10.2595	13.5403	0
MFS®/Sun Life New Discovery Series S Class	06	2002	10.0000	10.2595	0

MFS®/Sun Life New Discovery Series S Class	07	2006	13.2265	14.5896	64,596
MFS®/Sun Life New Discovery Series S Class	07	2005	12.8977	13.2265	66,997
MFS®/Sun Life New Discovery Series S Class	07	2004	12.3136	12.8977	63,657
MFS®/Sun Life New Discovery Series S Class	07	2003	10.0000	12.3136	0

MFS®/Sun Life New Discovery Series S Class	08	2006	13.1553	14.4814	1,291
MFS®/Sun Life New Discovery Series S Class	08	2005	12.8545	13.1553	1,497
MFS®/Sun Life New Discovery Series S Class	08	2004	12.2975	12.8545	1,486
MFS®/Sun Life New Discovery Series S Class	08	2003	10.0000	12.2975	0

MFS®/Sun Life Research International Series S Class	01	2006	18.0378	22.5761	898,276
MFS®/Sun Life Research International Series S Class	01	2005	15.7838	18.0378	475,682
MFS®/Sun Life Research International Series S Class	01	2004	13.2681	15.7838	204,126
MFS®/Sun Life Research International Series S Class	01	2003	10.1124	13.2681	55,131
MFS®/Sun Life Research International Series S Class	01	2002	10.0000	10.1124	1,553

MFS®/Sun Life Research International Series S Class	02	2006	17.9132	22.3747	787,994
MFS®/Sun Life Research International Series S Class	02	2005	15.7066	17.9132	363,884
MFS®/Sun Life Research International Series S Class	02	2004	13.2302	15.7066	180,705
MFS®/Sun Life Research International Series S Class	02	2003	10.1041	13.2302	57,055
MFS®/Sun Life Research International Series S Class	02	2002	10.0000	10.1041	624

MFS®/Sun Life Research International Series S Class	03	2006	17.8823	22.3248	38,903
MFS®/Sun Life Research International Series S Class	03	2005	15.6874	17.8823	29,990
MFS®/Sun Life Research International Series S Class	03	2004	13.2208	15.6874	21,440
MFS®/Sun Life Research International Series S Class	03	2003	10.1020	13.2208	2,172
MFS®/Sun Life Research International Series S Class	03	2002	10.0000	10.1020	0

MFS®/Sun Life Research International Series S Class	04	2006	17.7892	22.1746	544,471
MFS®/Sun Life Research International Series S Class	04	2005	15.6296	17.7892	476,563
MFS®/Sun Life Research International Series S Class	04	2004	13.1923	15.6296	479,719
MFS®/Sun Life Research International Series S Class	04	2003	10.0957	13.1923	268,312
MFS®/Sun Life Research International Series S Class	04	2002	10.0000	10.0957	2,511

MFS®/Sun Life Research International Series S Class	05	2006	17.7583	22.1248	10,337
MFS®/Sun Life Research International Series S Class	05	2005	15.6104	17.7583	2,712
MFS®/Sun Life Research International Series S Class	05	2004	13.1829	15.6104	2,597
MFS®/Sun Life Research International Series S Class	05	2003	10.0936	13.1829	0
MFS®/Sun Life Research International Series S Class	05	2002	10.0000	10.0936	0

MFS®/Sun Life Research International Series S Class	06	2006	17.6658	21.9761	67,947
MFS®/Sun Life Research International Series S Class	06	2005	15.5529	17.6658	56,579
MFS®/Sun Life Research International Series S Class	06	2004	13.1545	15.5529	57,157
MFS®/Sun Life Research International Series S Class	06	2003	10.0873	13.1545	23,505
MFS®/Sun Life Research International Series S Class	06	2002	10.0000	10.0873	0

MFS®/Sun Life Research International Series S Class	07	2006	16.8939	21.0050	84,119
MFS®/Sun Life Research International Series S Class	07	2005	14.8808	16.8939	105,204
MFS®/Sun Life Research International Series S Class	07	2004	12.5925	14.8808	123,674
MFS®/Sun Life Research International Series S Class	07	2003	10.0000	12.5925	67,035

MFS®/Sun Life Research International Series S Class	08	2006	16.8029	20.8494	8,955
MFS®/Sun Life Research International Series S Class	08	2005	14.8310	16.8029	10,243
MFS®/Sun Life Research International Series S Class	08	2004	12.5761	14.8310	11,080
MFS®/Sun Life Research International Series S Class	08	2003	10.0000	12.5761	2,600

MFS®/Sun Life Research Series S Class	01	2006	15.4090	16.7194	57,079
MFS®/Sun Life Research Series S Class	01	2005	14.5455	15.4090	19,396
MFS®/Sun Life Research Series S Class	01	2004	12.8010	14.5455	11,412
MFS®/Sun Life Research Series S Class	01	2003	10.4115	12.8010	2,912
MFS®/Sun Life Research Series S Class	01	2002	10.0000	10.4115	1,374

MFS®/Sun Life Research Series S Class	02	2006	15.3026	16.5702	46,461
MFS®/Sun Life Research Series S Class	02	2005	14.4744	15.3026	31,271
MFS®/Sun Life Research Series S Class	02	2004	12.7644	14.4744	17,395
MFS®/Sun Life Research Series S Class	02	2003	10.4029	12.7644	9,621
MFS®/Sun Life Research Series S Class	02	2002	10.0000	10.4029	755

MFS®/Sun Life Research Series S Class	03	2006	15.2762	16.5333	3,268
MFS®/Sun Life Research Series S Class	03	2005	14.4567	15.2762	3,447
MFS®/Sun Life Research Series S Class	03	2004	12.7553	14.4567	0
MFS®/Sun Life Research Series S Class	03	2003	10.4007	12.7553	0
MFS®/Sun Life Research Series S Class	03	2002	10.0000	10.4007	0

MFS®/Sun Life Research Series S Class	04	2006	15.1966	16.4221	19,833
MFS®/Sun Life Research Series S Class	04	2005	14.4034	15.1966	13,273
MFS®/Sun Life Research Series S Class	04	2004	12.7279	14.4034	15,992
MFS®/Sun Life Research Series S Class	04	2003	10.3942	12.7279	14,394
MFS®/Sun Life Research Series S Class	04	2002	10.0000	10.3942	5,721

MFS®/Sun Life Research Series S Class	05	2006	15.1702	16.3852	1,144
MFS®/Sun Life Research Series S Class	05	2005	14.3857	15.1702	1,297
MFS®/Sun Life Research Series S Class	05	2004	12.7188	14.3857	1,468
MFS®/Sun Life Research Series S Class	05	2003	10.3921	12.7188	1,240
MFS®/Sun Life Research Series S Class	05	2002	10.0000	10.3921	0

MFS®/Sun Life Research Series S Class	06	2006	15.0913	16.2750	4,630
MFS®/Sun Life Research Series S Class	06	2005	14.3327	15.0913	1,953
MFS®/Sun Life Research Series S Class	06	2004	12.6914	14.3327	0
MFS®/Sun Life Research Series S Class	06	2003	10.3856	12.6914	0
MFS®/Sun Life Research Series S Class	06	2002	10.0000	10.3856	0

MFS®/Sun Life Research Series S Class	07	2006	13.6694	14.7341	702
MFS®/Sun Life Research Series S Class	07	2005	12.9889	13.6694	0
MFS®/Sun Life Research Series S Class	07	2004	11.5074	12.9889	0
MFS®/Sun Life Research Series S Class	07	2003	10.0000	11.5074	0

MFS®/Sun Life Research Series S Class	08	2006	13.5958	14.6248	0
MFS®/Sun Life Research Series S Class	08	2005	12.9454	13.5958	0
MFS®/Sun Life Research Series S Class	08	2004	11.4924	12.9454	0
MFS®/Sun Life Research Series S Class	08	2003	10.0000	11.4924	0

MFS®/Sun Life Strategic Growth Series S Class	01	2006	14.4924	15.1622	158,589
MFS®/Sun Life Strategic Growth Series S Class	01	2005	14.5642	14.4924	152,998
MFS®/Sun Life Strategic Growth Series S Class	01	2004	13.8946	14.5642	149,178
MFS®/Sun Life Strategic Growth Series S Class	01	2003	11.1198	13.8946	95,355
MFS®/Sun Life Strategic Growth Series S Class	01	2002	10.0000	11.1198	2,302

MFS®/Sun Life Strategic Growth Series S Class	02	2006	14.3923	15.0268	154,332
MFS®/Sun Life Strategic Growth Series S Class	02	2005	14.4929	14.3923	162,189
MFS®/Sun Life Strategic Growth Series S Class	02	2004	13.8549	14.4929	174,171
MFS®/Sun Life Strategic Growth Series S Class	02	2003	11.1107	13.8549	114,038
MFS®/Sun Life Strategic Growth Series S Class	02	2002	10.0000	11.1107	283

MFS®/Sun Life Strategic Growth Series S Class	03	2006	14.3674	14.9933	18,612
MFS®/Sun Life Strategic Growth Series S Class	03	2005	14.4752	14.3674	18,490
MFS®/Sun Life Strategic Growth Series S Class	03	2004	13.8450	14.4752	14,551
MFS®/Sun Life Strategic Growth Series S Class	03	2003	11.1084	13.8450	4,164
MFS®/Sun Life Strategic Growth Series S Class	03	2002	10.0000	11.1084	0

MFS®/Sun Life Strategic Growth Series S Class	04	2006	14.2927	14.8925	318,810
MFS®/Sun Life Strategic Growth Series S Class	04	2005	14.4219	14.2927	357,349
MFS®/Sun Life Strategic Growth Series S Class	04	2004	13.8152	14.4219	381,906
MFS®/Sun Life Strategic Growth Series S Class	04	2003	11.1015	13.8152	319,824
MFS®/Sun Life Strategic Growth Series S Class	04	2002	10.0000	11.1015	19,268

MFS®/Sun Life Strategic Growth Series S Class	05	2006	14.2678	14.8590	6,808
MFS®/Sun Life Strategic Growth Series S Class	05	2005	14.4042	14.2678	6,871
MFS®/Sun Life Strategic Growth Series S Class	05	2004	13.8053	14.4042	6,307
MFS®/Sun Life Strategic Growth Series S Class	05	2003	11.0991	13.8053	4,511
MFS®/Sun Life Strategic Growth Series S Class	05	2002	10.0000	11.0991	0

MFS®/Sun Life Strategic Growth Series S Class	06	2006	14.1935	14.7591	34,630
MFS®/Sun Life Strategic Growth Series S Class	06	2005	14.3511	14.1935	35,556
MFS®/Sun Life Strategic Growth Series S Class	06	2004	13.7756	14.3511	37,955
MFS®/Sun Life Strategic Growth Series S Class	06	2003	11.0922	13.7756	27,691
MFS®/Sun Life Strategic Growth Series S Class	06	2002	10.0000	11.0922	0

MFS®/Sun Life Strategic Growth Series S Class	07	2006	11.6977	12.1576	96,315
MFS®/Sun Life Strategic Growth Series S Class	07	2005	11.8336	11.6977	106,491
MFS®/Sun Life Strategic Growth Series S Class	07	2004	11.3649	11.8336	126,700
MFS®/Sun Life Strategic Growth Series S Class	07	2003	10.0000	11.3649	126,131

MFS®/Sun Life Strategic Growth Series S Class	08	2006	11.6347	12.0674	15,769
MFS®/Sun Life Strategic Growth Series S Class	08	2005	11.7940	11.6347	17,684
MFS®/Sun Life Strategic Growth Series S Class	08	2004	11.3501	11.7940	18,480
MFS®/Sun Life Strategic Growth Series S Class	08	2003	10.0000	11.3501	17,525

MFS®/Sun Life Strategic Income Series S Class	01	2006	12.2399	12.8150	61,250
MFS®/Sun Life Strategic Income Series S Class	01	2005	12.2477	12.2399	48,678
MFS®/Sun Life Strategic Income Series S Class	01	2004	11.5495	12.2477	60,226
MFS®/Sun Life Strategic Income Series S Class	01	2003	10.4406	11.5495	61,438
MFS®/Sun Life Strategic Income Series S Class	01	2002	10.0000	10.4406	243

MFS®/Sun Life Strategic Income Series S Class	02	2006	12.1553	12.7007	51,381
MFS®/Sun Life Strategic Income Series S Class	02	2005	12.1879	12.1553	97,712
MFS®/Sun Life Strategic Income Series S Class	02	2004	11.5165	12.1879	106,045
MFS®/Sun Life Strategic Income Series S Class	02	2003	10.4320	11.5165	43,288
MFS®/Sun Life Strategic Income Series S Class	02	2002	10.0000	10.4320	100

MFS®/Sun Life Strategic Income Series S Class	03	2006	12.1344	12.6724	3,479
MFS®/Sun Life Strategic Income Series S Class	03	2005	12.1730	12.1344	3,804
MFS®/Sun Life Strategic Income Series S Class	03	2004	11.5083	12.1730	4,128
MFS®/Sun Life Strategic Income Series S Class	03	2003	10.4298	11.5083	4,060
MFS®/Sun Life Strategic Income Series S Class	03	2002	10.0000	10.4298	0

MFS®/Sun Life Strategic Income Series S Class	04	2006	12.0712	12.5871	19,325
MFS®/Sun Life Strategic Income Series S Class	04	2005	12.1281	12.0712	18,809
MFS®/Sun Life Strategic Income Series S Class	04	2004	11.4836	12.1281	21,785
MFS®/Sun Life Strategic Income Series S Class	04	2003	10.4233	11.4836	12,959
MFS®/Sun Life Strategic Income Series S Class	04	2002	10.0000	10.4233	835

MFS®/Sun Life Strategic Income Series S Class	05	2006	12.0502	12.5588	0
MFS®/Sun Life Strategic Income Series S Class	05	2005	12.1132	12.0502	1,008
MFS®/Sun Life Strategic Income Series S Class	05	2004	11.4753	12.1132	3,913
MFS®/Sun Life Strategic Income Series S Class	05	2003	10.4212	11.4753	3,553
MFS®/Sun Life Strategic Income Series S Class	05	2002	10.0000	10.4212	0

MFS®/Sun Life Strategic Income Series S Class	06	2006	11.9875	12.4744	13,964
MFS®/Sun Life Strategic Income Series S Class	06	2005	12.0686	11.9875	14,192
MFS®/Sun Life Strategic Income Series S Class	06	2004	11.4506	12.0686	14,783
MFS®/Sun Life Strategic Income Series S Class	06	2003	10.4147	11.4506	14,957
MFS®/Sun Life Strategic Income Series S Class	06	2002	10.0000	10.4147	0

MFS®/Sun Life Strategic Income Series S Class	07	2006	10.8845	11.3209	0
MFS®/Sun Life Strategic Income Series S Class	07	2005	10.9638	10.8845	0
MFS®/Sun Life Strategic Income Series S Class	07	2004	10.4078	10.9638	0
MFS®/Sun Life Strategic Income Series S Class	07	2003	10.0000	10.4078	0

MFS®/Sun Life Strategic Income Series S Class	08	2006	10.8259	11.2369	0
MFS®/Sun Life Strategic Income Series S Class	08	2005	10.9270	10.8259	0
MFS®/Sun Life Strategic Income Series S Class	08	2004	10.3942	10.9270	0
MFS®/Sun Life Strategic Income Series S Class	08	2003	10.0000	10.3942	0

MFS®/Sun Life Strategic Value Series S Class	01	2006	15.3545	17.2046	12,125
MFS®/Sun Life Strategic Value Series S Class	01	2005	15.7246	15.3545	21,171
MFS®/Sun Life Strategic Value Series S Class	01	2004	13.5766	15.7246	25,776
MFS®/Sun Life Strategic Value Series S Class	01	2003	10.8682	13.5766	21,788
MFS®/Sun Life Strategic Value Series S Class	01	2002	10.0000	10.8682	569

MFS®/Sun Life Strategic Value Series S Class	02	2006	15.2484	17.0511	49,467
MFS®/Sun Life Strategic Value Series S Class	02	2005	15.6477	15.2484	75,086
MFS®/Sun Life Strategic Value Series S Class	02	2004	13.5378	15.6477	77,132
MFS®/Sun Life Strategic Value Series S Class	02	2003	10.8592	13.5378	61,596
MFS®/Sun Life Strategic Value Series S Class	02	2002	10.0000	10.8592	2,143

MFS®/Sun Life Strategic Value Series S Class	03	2006	15.2221	17.0131	0
MFS®/Sun Life Strategic Value Series S Class	03	2005	15.6286	15.2221	391
MFS®/Sun Life Strategic Value Series S Class	03	2004	13.5282	15.6286	1,689
MFS®/Sun Life Strategic Value Series S Class	03	2003	10.8570	13.5282	1,661
MFS®/Sun Life Strategic Value Series S Class	03	2002	10.0000	10.8570	0

MFS®/Sun Life Strategic Value Series S Class	04	2006	15.1428	16.8987	86,463
MFS®/Sun Life Strategic Value Series S Class	04	2005	15.5711	15.1428	89,622
MFS®/Sun Life Strategic Value Series S Class	04	2004	13.4991	15.5711	82,585
MFS®/Sun Life Strategic Value Series S Class	04	2003	10.8502	13.4991	81,413
MFS®/Sun Life Strategic Value Series S Class	04	2002	10.0000	10.8502	892

MFS®/Sun Life Strategic Value Series S Class	05	2006	15.1165	16.8607	0
MFS®/Sun Life Strategic Value Series S Class	05	2005	15.5519	15.1165	0
MFS®/Sun Life Strategic Value Series S Class	05	2004	13.4894	15.5519	0
MFS®/Sun Life Strategic Value Series S Class	05	2003	10.8480	13.4894	1,344
MFS®/Sun Life Strategic Value Series S Class	05	2002	10.0000	10.8480	0

MFS®/Sun Life Strategic Value Series S Class	06	2006	15.0378	16.7473	230
MFS®/Sun Life Strategic Value Series S Class	06	2005	15.4947	15.0378	1,328
MFS®/Sun Life Strategic Value Series S Class	06	2004	13.4604	15.4947	599
MFS®/Sun Life Strategic Value Series S Class	06	2003	10.8412	13.4604	346
MFS®/Sun Life Strategic Value Series S Class	06	2002	10.0000	10.8412	0

MFS®/Sun Life Strategic Value Series S Class	07	2006	13.0857	14.5658	0
MFS®/Sun Life Strategic Value Series S Class	07	2005	13.4901	13.0857	0
MFS®/Sun Life Strategic Value Series S Class	07	2004	11.7250	13.4901	0
MFS®/Sun Life Strategic Value Series S Class	07	2003	10.0000	11.7250	0

MFS®/Sun Life Strategic Value Series S Class	08	2006	13.0152	14.4578	0
MFS®/Sun Life Strategic Value Series S Class	08	2005	13.4448	13.0152	0
MFS®/Sun Life Strategic Value Series S Class	08	2004	11.7097	13.4448	0
MFS®/Sun Life Strategic Value Series S Class	08	2003	10.0000	11.7097	0

MFS®/Sun Life Total Return Series S Class	01	2006	13.3566	14.7012	5,912,527
MFS®/Sun Life Total Return Series S Class	01	2005	13.2086	13.3566	4,385,623
MFS®/Sun Life Total Return Series S Class	01	2004	12.0841	13.2086	1,549,192
MFS®/Sun Life Total Return Series S Class	01	2003	10.5166	12.0841	358,732
MFS®/Sun Life Total Return Series S Class	01	2002	10.0000	10.5166	5,435

MFS®/Sun Life Total Return Series S Class	02	2006	13.2643	14.5700	3,782,489
MFS®/Sun Life Total Return Series S Class	02	2005	13.1440	13.2643	2,664,428
MFS®/Sun Life Total Return Series S Class	02	2004	12.0496	13.1440	1,192,697
MFS®/Sun Life Total Return Series S Class	02	2003	10.5079	12.0496	460,194
MFS®/Sun Life Total Return Series S Class	02	2002	10.0000	10.5079	9,222

MFS®/Sun Life Total Return Series S Class	03	2006	13.2414	14.5375	321,889
MFS®/Sun Life Total Return Series S Class	03	2005	13.1280	13.2414	317,687
MFS®/Sun Life Total Return Series S Class	03	2004	12.0410	13.1280	131,675
MFS®/Sun Life Total Return Series S Class	03	2003	10.5058	12.0410	11,299
MFS®/Sun Life Total Return Series S Class	03	2002	10.0000	10.5058	0

MFS®/Sun Life Total Return Series S Class	04	2006	13.1725	14.4397	2,774,565
MFS®/Sun Life Total Return Series S Class	04	2005	13.0796	13.1725	2,831,365
MFS®/Sun Life Total Return Series S Class	04	2004	12.0151	13.0796	1,966,950
MFS®/Sun Life Total Return Series S Class	04	2003	10.4992	12.0151	873,992
MFS®/Sun Life Total Return Series S Class	04	2002	10.0000	10.4992	7,476

MFS®/Sun Life Total Return Series S Class	05	2006	13.1496	14.4073	36,250
MFS®/Sun Life Total Return Series S Class	05	2005	13.0635	13.1496	26,425
MFS®/Sun Life Total Return Series S Class	05	2004	12.0065	13.0635	19,104
MFS®/Sun Life Total Return Series S Class	05	2003	10.4971	12.0065	7,399
MFS®/Sun Life Total Return Series S Class	05	2002	10.0000	10.4971	0

MFS®/Sun Life Total Return Series S Class	06	2006	13.0811	14.3104	490,077
MFS®/Sun Life Total Return Series S Class	06	2005	13.0154	13.0811	625,901
MFS®/Sun Life Total Return Series S Class	06	2004	11.9806	13.0154	627,768
MFS®/Sun Life Total Return Series S Class	06	2003	10.4905	11.9806	291,268
MFS®/Sun Life Total Return Series S Class	06	2002	10.0000	10.4905	172

MFS®/Sun Life Total Return Series S Class	07	2006	11.9838	13.1033	488,659
MFS®/Sun Life Total Return Series S Class	07	2005	11.9297	11.9838	547,506
MFS®/Sun Life Total Return Series S Class	07	2004	10.9869	11.9297	572,167
MFS®/Sun Life Total Return Series S Class	07	2003	10.0000	10.9869	226,266

MFS®/Sun Life Total Return Series S Class	08	2006	11.9193	13.0061	17,627
MFS®/Sun Life Total Return Series S Class	08	2005	11.8897	11.9193	21,161
MFS®/Sun Life Total Return Series S Class	08	2004	10.9725	11.8897	21,550
MFS®/Sun Life Total Return Series S Class	08	2003	10.0000	10.9725	9,691

MFS®/Sun Life Utilities Series S Class	01	2006	21.7888	28.2798	124,615
MFS®/Sun Life Utilities Series S Class	01	2005	18.9388	21.7888	58,006
MFS®/Sun Life Utilities Series S Class	01	2004	14.8116	18.9388	33,018
MFS®/Sun Life Utilities Series S Class	01	2003	11.0710	14.8116	10,427
MFS®/Sun Life Utilities Series S Class	01	2002	10.0000	11.0710	63

MFS®/Sun Life Utilities Series S Class	02	2006	21.6383	28.0276	226,943
MFS®/Sun Life Utilities Series S Class	02	2005	18.8463	21.6383	90,137
MFS®/Sun Life Utilities Series S Class	02	2004	14.7693	18.8463	37,835
MFS®/Sun Life Utilities Series S Class	02	2003	11.0619	14.7693	17,119
MFS®/Sun Life Utilities Series S Class	02	2002	10.0000	11.0619	0

MFS®/Sun Life Utilities Series S Class	03	2006	21.6010	27.9651	3,083
MFS®/Sun Life Utilities Series S Class	03	2005	18.8233	21.6010	2,283
MFS®/Sun Life Utilities Series S Class	03	2004	14.7588	18.8233	685
MFS®/Sun Life Utilities Series S Class	03	2003	11.0596	14.7588	0
MFS®/Sun Life Utilities Series S Class	03	2002	10.0000	11.0596	0

MFS®/Sun Life Utilities Series S Class	04	2006	21.4886	27.7771	62,849
MFS®/Sun Life Utilities Series S Class	04	2005	18.7540	21.4886	49,796
MFS®/Sun Life Utilities Series S Class	04	2004	14.7270	18.7540	27,872
MFS®/Sun Life Utilities Series S Class	04	2003	11.0527	14.7270	14,940
MFS®/Sun Life Utilities Series S Class	04	2002	10.0000	11.0527	15

MFS®/Sun Life Utilities Series S Class	05	2006	21.4513	27.7148	0
MFS®/Sun Life Utilities Series S Class	05	2005	18.7309	21.4513	849
MFS®/Sun Life Utilities Series S Class	05	2004	14.7165	18.7309	902
MFS®/Sun Life Utilities Series S Class	05	2003	11.0505	14.7165	941
MFS®/Sun Life Utilities Series S Class	05	2002	10.0000	11.0505	0

MFS®/Sun Life Utilities Series S Class	06	2006	21.3397	27.5285	8,222
MFS®/Sun Life Utilities Series S Class	06	2005	18.6620	21.3397	6,208
MFS®/Sun Life Utilities Series S Class	06	2004	14.6848	18.6620	1,541
MFS®/Sun Life Utilities Series S Class	06	2003	11.0436	14.6848	1,001
MFS®/Sun Life Utilities Series S Class	06	2002	10.0000	11.0436	0

MFS®/Sun Life Utilities Series S Class	07	2006	17.3864	22.4173	2,251
MFS®/Sun Life Utilities Series S Class	07	2005	15.2125	17.3864	0
MFS®/Sun Life Utilities Series S Class	07	2004	11.9766	15.2125	0
MFS®/Sun Life Utilities Series S Class	07	2003	10.0000	11.9766	0

MFS®/Sun Life Utilities Series S Class	08	2006	17.2928	22.2512	0
MFS®/Sun Life Utilities Series S Class	08	2005	15.1615	17.2928	0
MFS®/Sun Life Utilities Series S Class	08	2004	11.9610	15.1615	0
MFS®/Sun Life Utilities Series S Class	08	2003	10.0000	11.9610	0

MFS®/Sun Life Value Series S Class	01	2006	15.2534	18.1019	242,292
MFS®/Sun Life Value Series S Class	01	2005	14.5837	15.2534	174,041
MFS®/Sun Life Value Series S Class	01	2004	12.8744	14.5837	157,649
MFS®/Sun Life Value Series S Class	01	2003	10.4650	12.8744	71,374
MFS®/Sun Life Value Series S Class	01	2002	10.0000	10.4650	3,999

MFS®/Sun Life Value Series S Class	02	2006	15.1480	17.9404	640,378
MFS®/Sun Life Value Series S Class	02	2005	14.5124	15.1480	635,707
MFS®/Sun Life Value Series S Class	02	2004	12.8376	14.5124	659,356
MFS®/Sun Life Value Series S Class	02	2003	10.4563	12.8376	97,651
MFS®/Sun Life Value Series S Class	02	2002	10.0000	10.4563	3,376

MFS®/Sun Life Value Series S Class	03	2006	15.1219	17.9004	7,276
MFS®/Sun Life Value Series S Class	03	2005	14.4946	15.1219	7,705
MFS®/Sun Life Value Series S Class	03	2004	12.8285	14.4946	10,160
MFS®/Sun Life Value Series S Class	03	2003	10.4542	12.8285	2,287
MFS®/Sun Life Value Series S Class	03	2002	10.0000	10.4542	0

MFS®/Sun Life Value Series S Class	04	2006	15.0432	17.7800	385,058
MFS®/Sun Life Value Series S Class	04	2005	14.4412	15.0432	378,552
MFS®/Sun Life Value Series S Class	04	2004	12.8009	14.4412	356,650
MFS®/Sun Life Value Series S Class	04	2003	10.4477	12.8009	322,182
MFS®/Sun Life Value Series S Class	04	2002	10.0000	10.4477	21,187

MFS®/Sun Life Value Series S Class	05	2006	15.0170	17.7401	5,872
MFS®/Sun Life Value Series S Class	05	2005	14.4235	15.0170	6,551
MFS®/Sun Life Value Series S Class	05	2004	12.7917	14.4235	7,012
MFS®/Sun Life Value Series S Class	05	2003	10.4455	12.7917	7,944
MFS®/Sun Life Value Series S Class	05	2002	10.0000	10.4455	0

MFS®/Sun Life Value Series S Class	06	2006	14.9389	17.6208	41,351
MFS®/Sun Life Value Series S Class	06	2005	14.3704	14.9389	43,660
MFS®/Sun Life Value Series S Class	06	2004	12.7642	14.3704	31,555
MFS®/Sun Life Value Series S Class	06	2003	10.4390	12.7642	24,230
MFS®/Sun Life Value Series S Class	06	2002	10.0000	10.4390	0

MFS®/Sun Life Value Series S Class	07	2006	13.9221	16.4131	71,027
MFS®/Sun Life Value Series S Class	07	2005	13.3991	13.9221	87,337
MFS®/Sun Life Value Series S Class	07	2004	11.9076	13.3991	95,489
MFS®/Sun Life Value Series S Class	07	2003	10.0000	11.9076	70,711

MFS®/Sun Life Value Series S Class	08	2006	13.8472	16.2915	11,143
MFS®/Sun Life Value Series S Class	08	2005	13.3542	13.8472	11,876
MFS®/Sun Life Value Series S Class	08	2004	11.8921	13.3542	11,733
MFS®/Sun Life Value Series S Class	08	2003	10.0000	11.8921	2,741

Mutual Shares Securities Fund, Class 2	01	2006	15.0252	17.4943	577,674
Mutual Shares Securities Fund, Class 2	01	2005	13.8181	15.0252	226,789
Mutual Shares Securities Fund, Class 2	01	2004	12.4747	13.8181	166,611
Mutual Shares Securities Fund, Class 2	01	2003	10.1351	12.4747	84,686
Mutual Shares Securities Fund, Class 2	01	2002	10.0000	10.1351	14,519

Mutual Shares Securities Fund, Class 2	02	2006	14.9214	17.3382	771,032
Mutual Shares Securities Fund, Class 2	02	2005	13.7505	14.9214	384,361
Mutual Shares Securities Fund, Class 2	02	2004	12.4391	13.7505	240,107
Mutual Shares Securities Fund, Class 2	02	2003	10.1267	12.4391	99,787
Mutual Shares Securities Fund, Class 2	02	2002	10.0000	10.1267	6,004

Mutual Shares Securities Fund, Class 2	03	2006	14.8957	17.2995	22,363
Mutual Shares Securities Fund, Class 2	03	2005	13.7337	14.8957	13,868
Mutual Shares Securities Fund, Class 2	03	2004	12.4302	13.7337	10,975
Mutual Shares Securities Fund, Class 2	03	2003	10.1246	12.4302	5,089
Mutual Shares Securities Fund, Class 2	03	2002	10.0000	10.1246	0

Mutual Shares Securities Fund, Class 2	04	2006	14.8181	17.1832	217,339
Mutual Shares Securities Fund, Class 2	04	2005	13.6831	14.8181	153,072
Mutual Shares Securities Fund, Class 2	04	2004	12.4035	13.6831	107,580
Mutual Shares Securities Fund, Class 2	04	2003	10.1183	12.4035	52,888
Mutual Shares Securities Fund, Class 2	04	2002	10.0000	10.1183	5,512

Mutual Shares Securities Fund, Class 2	05	2006	14.7924	17.1446	917
Mutual Shares Securities Fund, Class 2	05	2005	13.6663	14.7924	999
Mutual Shares Securities Fund, Class 2	05	2004	12.3946	13.6663	8,799
Mutual Shares Securities Fund, Class 2	05	2003	10.1162	12.3946	1,107
Mutual Shares Securities Fund, Class 2	05	2002	10.0000	10.1162	0

Mutual Shares Securities Fund, Class 2	06	2006	14.7154	17.0293	38,949
Mutual Shares Securities Fund, Class 2	06	2005	13.6160	14.7154	22,172
Mutual Shares Securities Fund, Class 2	06	2004	12.3679	13.6160	12,147
Mutual Shares Securities Fund, Class 2	06	2003	10.1099	12.3679	10,583
Mutual Shares Securities Fund, Class 2	06	2002	10.0000	10.1099	0

Mutual Shares Securities Fund, Class 2	07	2006	13.9149	16.0947	1,260
Mutual Shares Securities Fund, Class 2	07	2005	12.8819	13.9149	0
Mutual Shares Securities Fund, Class 2	07	2004	11.7071	12.8819	0
Mutual Shares Securities Fund, Class 2	07	2003	10.0000	11.7071	0

Mutual Shares Securities Fund, Class 2	08	2006	13.8399	15.9754	0
Mutual Shares Securities Fund, Class 2	08	2005	12.8387	13.8399	0
Mutual Shares Securities Fund, Class 2	08	2004	11.6918	12.8387	0
Mutual Shares Securities Fund, Class 2	08	2003	10.0000	11.6918	0

Oppenheimer Capital Appreciation Fund/VA	01	2006	15.0485	15.9378	234,222
Oppenheimer Capital Appreciation Fund/VA	01	2005	14.5908	15.0485	193,005
Oppenheimer Capital Appreciation Fund/VA, Service Shares	01	2004	13.9156	14.5908	182,676
Oppenheimer Capital Appreciation Fund/VA, Service Shares	01	2003	10.8264	13.9156	96,029
Oppenheimer Capital Appreciation Fund/VA, Service Shares	01	2002	10.0000	10.8264	1,481

Oppenheimer Capital Appreciation Fund/VA, Service Shares	02	2006	14.9445	15.7955	347,822
Oppenheimer Capital Appreciation Fund/VA, Service Shares	02	2005	14.5194	14.9445	313,407
Oppenheimer Capital Appreciation Fund/VA, Service Shares	02	2004	13.8758	14.5194	279,923
Oppenheimer Capital Appreciation Fund/VA, Service Shares	02	2003	10.8174	13.8758	149,362
Oppenheimer Capital Appreciation Fund/VA, Service Shares	02	2002	10.0000	10.8174	94

Oppenheimer Capital Appreciation Fund/VA, Service Shares	03	2006	14.9187	15.7603	35,724
Oppenheimer Capital Appreciation Fund/VA, Service Shares	03	2005	14.5017	14.9187	26,436
Oppenheimer Capital Appreciation Fund/VA, Service Shares	03	2004	13.8659	14.5017	24,157
Oppenheimer Capital Appreciation Fund/VA, Service Shares	03	2003	10.8152	13.8659	4,256
Oppenheimer Capital Appreciation Fund/VA, Service Shares	03	2002	10.0000	10.8152	0

Oppenheimer Capital Appreciation Fund/VA, Service Shares	04	2006	14.8411	15.6543	380,405
Oppenheimer Capital Appreciation Fund/VA, Service Shares	04	2005	14.4482	14.8411	440,282
Oppenheimer Capital Appreciation Fund/VA, Service Shares	04	2004	13.8361	14.4482	430,489
Oppenheimer Capital Appreciation Fund/VA, Service Shares	04	2003	10.8085	13.8361	369,216
Oppenheimer Capital Appreciation Fund/VA, Service Shares	04	2002	10.0000	10.8085	9,787

Oppenheimer Capital Appreciation Fund/VA, Service Shares	05	2006	14.8153	15.6191	3,964
Oppenheimer Capital Appreciation Fund/VA, Service Shares	05	2005	14.4305	14.8153	3,104
Oppenheimer Capital Appreciation Fund/VA, Service Shares	05	2004	13.8261	14.4305	2,618
Oppenheimer Capital Appreciation Fund/VA, Service Shares	05	2003	10.8062	13.8261	860
Oppenheimer Capital Appreciation Fund/VA, Service Shares	05	2002	10.0000	10.8062	0

Oppenheimer Capital Appreciation Fund/VA, Service Shares	06	2006	14.7382	15.5141	61,040
Oppenheimer Capital Appreciation Fund/VA, Service Shares	06	2005	14.3773	14.7382	55,516
Oppenheimer Capital Appreciation Fund/VA, Service Shares	06	2004	13.7964	14.3773	47,866
Oppenheimer Capital Appreciation Fund/VA, Service Shares	06	2003	10.7995	13.7964	38,810
Oppenheimer Capital Appreciation Fund/VA, Service Shares	06	2002	10.0000	10.7995	0

Oppenheimer Capital Appreciation Fund/VA, Service Shares	07	2006	12.6505	13.3097	96,737
Oppenheimer Capital Appreciation Fund/VA, Service Shares	07	2005	12.3470	12.6505	110,450
Oppenheimer Capital Appreciation Fund/VA, Service Shares	07	2004	11.8542	12.3470	129,327
Oppenheimer Capital Appreciation Fund/VA, Service Shares	07	2003	10.0000	11.8542	135,326

Oppenheimer Capital Appreciation Fund/VA, Service Shares	08	2006	12.5823	13.2110	15,583
Oppenheimer Capital Appreciation Fund/VA, Service Shares	08	2005	12.3056	12.5823	17,887
Oppenheimer Capital Appreciation Fund/VA, Service Shares	08	2004	11.8388	12.3056	18,602
Oppenheimer Capital Appreciation Fund/VA, Service Shares	08	2003	10.0000	11.8388	18,600

Oppenheimer Global Securities Fund/VA, Service Shares	01	2006	13.7578	15.8811	285,317
Oppenheimer Global Securities Fund/VA, Service Shares	01	2005	12.2637	13.7578	75,358
Oppenheimer Global Securities Fund/VA, Service Shares	01	2004	10.4896	12.2637	45,916
Oppenheimer Global Securities Fund/VA, Service Shares	01	2003	10.0000	10.4896	0

Oppenheimer Global Securities Fund/VA, Service Shares	02	2006	13.7002	15.7824	499,648
Oppenheimer Global Securities Fund/VA, Service Shares	02	2005	12.2371	13.7002	293,444
Oppenheimer Global Securities Fund/VA, Service Shares	02	2004	10.4883	12.2371	201,738
Oppenheimer Global Securities Fund/VA, Service Shares	02	2003	10.0000	10.4883	0

Oppenheimer Global Securities Fund/VA, Service Shares	03	2006	13.6859	15.7579	16,210
Oppenheimer Global Securities Fund/VA, Service Shares	03	2005	12.2305	13.6859	2,384
Oppenheimer Global Securities Fund/VA, Service Shares	03	2004	10.4879	12.2305	0
Oppenheimer Global Securities Fund/VA, Service Shares	03	2003	10.0000	10.4879	0

Oppenheimer Global Securities Fund/VA, Service Shares	04	2006	13.6427	15.6842	93,585
Oppenheimer Global Securities Fund/VA, Service Shares	04	2005	12.2105	13.6427	58,046
Oppenheimer Global Securities Fund/VA, Service Shares	04	2004	10.4869	12.2105	18,183
Oppenheimer Global Securities Fund/VA, Service Shares	04	2003	10.0000	10.4869	0

Oppenheimer Global Securities Fund/VA, Service Shares	05	2006	13.6283	15.6597	2,713
Oppenheimer Global Securities Fund/VA, Service Shares	05	2005	12.2039	13.6283	0
Oppenheimer Global Securities Fund/VA, Service Shares	05	2004	10.4866	12.2039	6,982
Oppenheimer Global Securities Fund/VA, Service Shares	05	2003	10.0000	10.4866	0

Oppenheimer Global Securities Fund/VA, Service Shares	06	2006	13.5853	15.5865	21,008
Oppenheimer Global Securities Fund/VA, Service Shares	06	2005	12.1840	13.5853	15,306
Oppenheimer Global Securities Fund/VA, Service Shares	06	2004	10.4856	12.1840	6,397
Oppenheimer Global Securities Fund/VA, Service Shares	06	2003	10.0000	10.4856	0

Oppenheimer Global Securities Fund/VA, Service Shares	07	2006	13.5710	15.5621	734
Oppenheimer Global Securities Fund/VA, Service Shares	07	2005	12.1773	13.5710	2,058
Oppenheimer Global Securities Fund/VA, Service Shares	07	2004	10.4853	12.1773	2,092
Oppenheimer Global Securities Fund/VA, Service Shares	07	2003	10.0000	10.4853	0

Oppenheimer Global Securities Fund/VA, Service Shares	08	2006	13.5138	15.4650	0
Oppenheimer Global Securities Fund/VA, Service Shares	08	2005	12.1508	13.5138	0
Oppenheimer Global Securities Fund/VA, Service Shares	08	2004	10.4839	12.1508	0
Oppenheimer Global Securities Fund/VA, Service Shares	08	2003	10.0000	10.4839	0

Oppenheimer Main St. Fund® /VA, Service Shares	01	2006	14.0746	15.8860	6,212,753
Oppenheimer Main St. Fund® /VA, Service Shares	01	2005	13.5331	14.0746	3,082,794
Oppenheimer Main St. Fund® /VA, Service Shares	01	2004	12.6077	13.5331	890,791
Oppenheimer Main St. Fund® /VA, Service Shares	01	2003	10.1386	12.6077	42,252
Oppenheimer Main St. Fund® /VA, Service Shares	01	2002	10.0000	10.1386	1,326

Oppenheimer Main St. Fund® /VA, Service Shares	02	2006	13.9773	15.7442	5,367,555
Oppenheimer Main St. Fund® /VA, Service Shares	02	2005	13.4669	13.9773	2,288,798
Oppenheimer Main St. Fund® /VA, Service Shares	02	2004	12.5717	13.4669	698,936
Oppenheimer Main St. Fund® /VA, Service Shares	02	2003	10.1302	12.5717	134,585
Oppenheimer Main St. Fund® /VA, Service Shares	02	2002	10.0000	10.1302	2,746

Oppenheimer Main St. Fund® /VA, Service Shares	03	2006	13.9532	15.7091	345,882
Oppenheimer Main St. Fund® /VA, Service Shares	03	2005	13.4505	13.9532	211,192
Oppenheimer Main St. Fund® /VA, Service Shares	03	2004	12.5627	13.4505	62,669
Oppenheimer Main St. Fund® /VA, Service Shares	03	2003	10.1282	12.5627	1,377
Oppenheimer Main St. Fund® /VA, Service Shares	03	2002	10.0000	10.1282	0

Oppenheimer Main St. Fund® /VA, Service Shares	04	2006	13.8806	15.6035	3,076,239
Oppenheimer Main St. Fund® /VA, Service Shares	04	2005	13.4009	13.8806	2,264,967
Oppenheimer Main St. Fund® /VA, Service Shares	04	2004	12.5357	13.4009	1,707,865
Oppenheimer Main St. Fund® /VA, Service Shares	04	2003	10.1219	12.5357	19,122
Oppenheimer Main St. Fund® /VA, Service Shares	04	2002	10.0000	10.1219	1,231

Oppenheimer Main St. Fund® /VA, Service Shares	05	2006	13.8565	15.5684	58,883
Oppenheimer Main St. Fund® /VA, Service Shares	05	2005	13.3845	13.8565	21,359
Oppenheimer Main St. Fund® /VA, Service Shares	05	2004	12.5267	13.3845	16,024
Oppenheimer Main St. Fund® /VA, Service Shares	05	2003	10.1198	12.5267	0
Oppenheimer Main St. Fund® /VA, Service Shares	05	2002	10.0000	10.1198	0

Oppenheimer Main St. Fund® /VA, Service Shares	06	2006	13.7843	15.4638	409,737
Oppenheimer Main St. Fund® /VA, Service Shares	06	2005	13.3352	13.7843	296,186
Oppenheimer Main St. Fund® /VA, Service Shares	06	2004	12.4997	13.3352	222,743
Oppenheimer Main St. Fund® /VA, Service Shares	06	2003	10.1135	12.4997	2,027
Oppenheimer Main St. Fund® /VA, Service Shares	06	2002	10.0000	10.1135	176

Oppenheimer Main St. Fund® /VA, Service Shares	07	2006	12.8608	14.4203	303,029
Oppenheimer Main St. Fund® /VA, Service Shares	07	2005	12.4480	12.8608	302,287
Oppenheimer Main St. Fund® /VA, Service Shares	07	2004	11.6742	12.4480	294,130
Oppenheimer Main St. Fund® /VA, Service Shares	07	2003	10.0000	11.6742	0

Oppenheimer Main St. Fund® /VA, Service Shares	08	2006	12.7915	14.3134	7,340
Oppenheimer Main St. Fund® /VA, Service Shares	08	2005	12.4063	12.7915	8,023
Oppenheimer Main St. Fund® /VA, Service Shares	08	2004	11.6590	12.4063	7,898
Oppenheimer Main St. Fund® /VA, Service Shares	08	2003	10.0000	11.6590	0

Oppenheimer Main St. Small Cap Fund/VA, Service Shares	01	2006	18.1546	20.4732	135,973
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	01	2005	16.8238	18.1546	60,631
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	01	2004	14.3537	16.8238	53,467
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	01	2003	10.1178	14.3537	38,651
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	01	2002	10.0000	10.1178	1,297

Oppenheimer Main St. Small Cap Fund/VA, Service Shares	02	2006	18.0292	20.2905	162,959
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	02	2005	16.7416	18.0292	112,948
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	02	2004	14.3127	16.7416	82,051
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	02	2003	10.1094	14.3127	39,475
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	02	2002	10.0000	10.1094	3,829

Oppenheimer Main St. Small Cap Fund/VA, Service Shares	03	2006	17.9981	20.2453	5,875
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	03	2005	16.7211	17.9981	4,748
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	03	2004	14.3026	16.7211	4,069
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	03	2003	10.1074	14.3026	849
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	03	2002	10.0000	10.1074	0

Oppenheimer Main St. Small Cap Fund/VA, Service Shares	04	2006	17.9045	20.1092	70,884
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	04	2005	16.6596	17.9045	52,133
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	04	2004	14.2718	16.6596	51,013
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	04	2003	10.1011	14.2718	28,036
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	04	2002	10.0000	10.1011	2,665

Oppenheimer Main St. Small Cap Fund/VA, Service Shares	05	2006	17.8734	20.0641	216
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	05	2005	16.6391	17.8734	216
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	05	2004	14.2616	16.6391	217
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	05	2003	10.0990	14.2616	0
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	05	2002	10.0000	10.0990	0

Oppenheimer Main St. Small Cap Fund/VA, Service Shares	06	2006	17.7804	19.9292	6,391
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	06	2005	16.5778	17.7804	3,768
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	06	2004	14.2309	16.5778	3,129
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	06	2003	10.0927	14.2309	1,443
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	06	2002	10.0000	10.0927	0

Oppenheimer Main St. Small Cap Fund/VA, Service Shares	07	2006	16.3321	18.2966	846
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	07	2005	15.2353	16.3321	0
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	07	2004	13.0851	15.2353	474
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	07	2003	10.0000	13.0851	0

Oppenheimer Main St. Small Cap Fund/VA, Service Shares	08	2006	16.2442	18.1610	0
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	08	2005	15.1842	16.2442	0
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	08	2004	13.0681	15.1842	0
Oppenheimer Main St. Small Cap Fund/VA, Service Shares	08	2003	10.0000	13.0681	0

PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	01	2006	18.0844	19.4368	52,904
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	01	2005	16.5972	18.0844	29,737
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	01	2004	15.0517	16.5972	8,203
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	01	2003	10.0000	15.0517	0

PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	02	2006	17.9651	19.2694	202,497
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	02	2005	16.5212	17.9651	91,077
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	02	2004	15.0134	16.5212	22,123
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	02	2003	10.0000	15.0134	0

PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	03	2006	17.9355	19.2279	8,068
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	03	2005	16.5023	17.9355	979
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	03	2004	15.0039	16.5023	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	03	2003	10.0000	15.0039	0

PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	04	2006	17.8464	19.1031	25,054
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	04	2005	16.4454	17.8464	22,584
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	04	2004	14.9751	16.4454	9,599
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	04	2003	10.0000	14.9751	0

PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	05	2006	17.8168	19.0617	278
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	05	2005	16.4265	17.8168	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	05	2004	14.9656	16.4265	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	05	2003	10.0000	14.9656	0

PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	06	2006	17.7282	18.9380	3,396
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	06	2005	16.3698	17.7282	3,839
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	06	2004	14.9369	16.3698	3,231
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	06	2003	10.0000	14.9369	0

PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	07	2006	12.5949	13.4476	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	07	2005	11.6358	12.5949	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	07	2004	10.6227	11.6358	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	07	2003	10.0000	10.6227	0

PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	08	2006	12.5271	13.3478	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	08	2005	11.5968	12.5271	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	08	2004	10.6088	11.5968	0
PIMCO VIT Emerging Markets Bond Portfolio, Admin. Class	08	2003	10.0000	10.6088	0

PIMCO VIT Low Duration Portfolio, Admin. Class	01	2006	9.9588	10.1845	9,212,613
PIMCO VIT Low Duration Portfolio, Admin. Class	01	2005	10.0238	9.9588	3,896,831
PIMCO VIT Low Duration Portfolio, Admin. Class	01	2004	10.0073	10.0238	1,272,330
PIMCO VIT Low Duration Portfolio, Admin. Class	01	2003	10.0000	10.0073	0

PIMCO VIT Low Duration Portfolio, Admin. Class	02	2006	9.9170	10.1212	7,892,491
PIMCO VIT Low Duration Portfolio, Admin. Class	02	2005	10.0021	9.9170	2,977,919
PIMCO VIT Low Duration Portfolio, Admin. Class	02	2004	10.0060	10.0021	814,167
PIMCO VIT Low Duration Portfolio, Admin. Class	02	2003	10.0000	10.0060	0

PIMCO VIT Low Duration Portfolio, Admin. Class	03	2006	9.9066	10.1055	535,086
PIMCO VIT Low Duration Portfolio, Admin. Class	03	2005	9.9967	9.9066	308,636
PIMCO VIT Low Duration Portfolio, Admin. Class	03	2004	10.0057	9.9967	89,281
PIMCO VIT Low Duration Portfolio, Admin. Class	03	2003	10.0000	10.0057	0

PIMCO VIT Low Duration Portfolio, Admin. Class	04	2006	9.8753	10.0582	4,485,330
PIMCO VIT Low Duration Portfolio, Admin. Class	04	2005	9.9803	9.8753	2,999,442
PIMCO VIT Low Duration Portfolio, Admin. Class	04	2004	10.0047	9.9803	2,266,961
PIMCO VIT Low Duration Portfolio, Admin. Class	04	2003	10.0000	10.0047	0

PIMCO VIT Low Duration Portfolio, Admin. Class	05	2006	9.8649	10.0425	78,703
PIMCO VIT Low Duration Portfolio, Admin. Class	05	2005	9.9749	9.8649	28,559
PIMCO VIT Low Duration Portfolio, Admin. Class	05	2004	10.0044	9.9749	21,421
PIMCO VIT Low Duration Portfolio, Admin. Class	05	2003	10.0000	10.0044	0

PIMCO VIT Low Duration Portfolio, Admin. Class	06	2006	9.8338	9.9955	594,286
PIMCO VIT Low Duration Portfolio, Admin. Class	06	2005	9.9586	9.8338	452,930
PIMCO VIT Low Duration Portfolio, Admin. Class	06	2004	10.0034	9.9586	362,658
PIMCO VIT Low Duration Portfolio, Admin. Class	06	2003	10.0000	10.0034	0

PIMCO VIT Low Duration Portfolio, Admin. Class	07	2006	9.8234	9.9799	394,096
PIMCO VIT Low Duration Portfolio, Admin. Class	07	2005	9.9532	9.8234	349,840
PIMCO VIT Low Duration Portfolio, Admin. Class	07	2004	10.0031	9.9532	360,405
PIMCO VIT Low Duration Portfolio, Admin. Class	07	2003	10.0000	10.0031	0

PIMCO VIT Low Duration Portfolio, Admin. Class	08	2006	9.7820	9.9175	15,738
PIMCO VIT Low Duration Portfolio, Admin. Class	08	2005	9.9315	9.7820	15,203
PIMCO VIT Low Duration Portfolio, Admin. Class	08	2004	10.0018	9.9315	14,020
PIMCO VIT Low Duration Portfolio, Admin. Class	08	2003	10.0000	10.0018	0

PIMCO VIT Real Return Portfolio, Admin. Class	01	2006	12.1337	12.0194	603,673
PIMCO VIT Real Return Portfolio, Admin. Class	01	2005	12.0832	12.1337	399,779
PIMCO VIT Real Return Portfolio, Admin. Class	01	2004	11.2804	12.0832	320,645
PIMCO VIT Real Return Portfolio, Admin. Class	01	2003	10.5366	11.2804	136,395
PIMCO VIT Real Return Portfolio, Admin. Class	01	2002	10.0000	10.5366	4,800

PIMCO VIT Real Return Portfolio, Admin. Class	02	2006	12.0499	11.9121	629,436
PIMCO VIT Real Return Portfolio, Admin. Class	02	2005	12.0241	12.0499	720,809
PIMCO VIT Real Return Portfolio, Admin. Class	02	2004	11.2481	12.0241	576,053
PIMCO VIT Real Return Portfolio, Admin. Class	02	2003	10.5280	11.2481	213,623
PIMCO VIT Real Return Portfolio, Admin. Class	02	2002	10.0000	10.5280	8,088

PIMCO VIT Real Return Portfolio, Admin. Class	03	2006	12.0291	11.8855	49,939
PIMCO VIT Real Return Portfolio, Admin. Class	03	2005	12.0094	12.0291	34,504
PIMCO VIT Real Return Portfolio, Admin. Class	03	2004	11.2401	12.0094	23,514
PIMCO VIT Real Return Portfolio, Admin. Class	03	2003	10.5258	11.2401	7,550
PIMCO VIT Real Return Portfolio, Admin. Class	03	2002	10.0000	10.5258	969

PIMCO VIT Real Return Portfolio, Admin. Class	04	2006	11.9664	11.8056	244,545
PIMCO VIT Real Return Portfolio, Admin. Class	04	2005	11.9652	11.9664	192,814
PIMCO VIT Real Return Portfolio, Admin. Class	04	2004	11.2159	11.9652	131,033
PIMCO VIT Real Return Portfolio, Admin. Class	04	2003	10.5193	11.2159	78,628
PIMCO VIT Real Return Portfolio, Admin. Class	04	2002	10.0000	10.5193	11,540

PIMCO VIT Real Return Portfolio, Admin. Class	05	2006	11.9456	11.7790	5,614
PIMCO VIT Real Return Portfolio, Admin. Class	05	2005	11.9505	11.9456	4,028
PIMCO VIT Real Return Portfolio, Admin. Class	05	2004	11.2079	11.9505	3,933
PIMCO VIT Real Return Portfolio, Admin. Class	05	2003	10.5171	11.2079	4,237
PIMCO VIT Real Return Portfolio, Admin. Class	05	2002	10.0000	10.5171	0

PIMCO VIT Real Return Portfolio, Admin. Class	06	2006	11.8834	11.6998	40,964
PIMCO VIT Real Return Portfolio, Admin. Class	06	2005	11.9064	11.8834	35,440
PIMCO VIT Real Return Portfolio, Admin. Class	06	2004	11.1838	11.9064	21,253
PIMCO VIT Real Return Portfolio, Admin. Class	06	2003	10.5106	11.1838	14,946
PIMCO VIT Real Return Portfolio, Admin. Class	06	2002	10.0000	10.5106	0

PIMCO VIT Real Return Portfolio, Admin. Class	07	2006	10.7922	10.6200	2,843
PIMCO VIT Real Return Portfolio, Admin. Class	07	2005	10.8186	10.7922	0
PIMCO VIT Real Return Portfolio, Admin. Class	07	2004	10.1671	10.8186	0
PIMCO VIT Real Return Portfolio, Admin. Class	07	2003	10.0000	10.1671	0

PIMCO VIT Real Return Portfolio, Admin. Class	08	2006	10.7340	10.5412	0
PIMCO VIT Real Return Portfolio, Admin. Class	08	2005	10.7823	10.7340	0
PIMCO VIT Real Return Portfolio, Admin. Class	08	2004	10.1538	10.7823	0
PIMCO VIT Real Return Portfolio, Admin. Class	08	2003	10.0000	10.1538	0

PIMCO VIT Total Return Portfolio, Admin. Class	01	2006	11.1515	11.3904	817,690
PIMCO VIT Total Return Portfolio, Admin. Class	01	2005	11.0665	11.1515	523,505
PIMCO VIT Total Return Portfolio, Admin. Class	01	2004	10.7279	11.0665	487,799
PIMCO VIT Total Return Portfolio, Admin. Class	01	2003	10.3841	10.7279	321,384
PIMCO VIT Total Return Portfolio, Admin. Class	01	2002	10.0000	10.3841	17,543

PIMCO VIT Total Return Portfolio, Admin. Class	02	2006	11.0744	11.2888	1,173,624
PIMCO VIT Total Return Portfolio, Admin. Class	02	2005	11.0124	11.0744	930,076
PIMCO VIT Total Return Portfolio, Admin. Class	02	2004	10.6973	11.0124	703,642
PIMCO VIT Total Return Portfolio, Admin. Class	02	2003	10.3755	10.6973	460,791
PIMCO VIT Total Return Portfolio, Admin. Class	02	2002	10.0000	10.3755	7,176

PIMCO VIT Total Return Portfolio, Admin. Class	03	2006	11.0553	11.2636	104,561
PIMCO VIT Total Return Portfolio, Admin. Class	03	2005	10.9989	11.0553	81,870
PIMCO VIT Total Return Portfolio, Admin. Class	03	2004	10.6896	10.9989	50,359
PIMCO VIT Total Return Portfolio, Admin. Class	03	2003	10.3734	10.6896	21,278
PIMCO VIT Total Return Portfolio, Admin. Class	03	2002	10.0000	10.3734	861

PIMCO VIT Total Return Portfolio, Admin. Class	04	2006	10.9977	11.1878	688,644
PIMCO VIT Total Return Portfolio, Admin. Class	04	2005	10.9584	10.9977	709,715
PIMCO VIT Total Return Portfolio, Admin. Class	04	2004	10.6666	10.9584	776,688
PIMCO VIT Total Return Portfolio, Admin. Class	04	2003	10.3669	10.6666	691,163
PIMCO VIT Total Return Portfolio, Admin. Class	04	2002	10.0000	10.3669	35,214

PIMCO VIT Total Return Portfolio, Admin. Class	05	2006	10.9786	11.1627	52,036
PIMCO VIT Total Return Portfolio, Admin. Class	05	2005	10.9449	10.9786	56,377
PIMCO VIT Total Return Portfolio, Admin. Class	05	2004	10.6590	10.9449	13,351
PIMCO VIT Total Return Portfolio, Admin. Class	05	2003	10.3648	10.6590	7,205
PIMCO VIT Total Return Portfolio, Admin. Class	05	2002	10.0000	10.3648	0

PIMCO VIT Total Return Portfolio, Admin. Class	06	2006	10.9214	11.0876	110,684
PIMCO VIT Total Return Portfolio, Admin. Class	06	2005	10.9046	10.9214	97,889
PIMCO VIT Total Return Portfolio, Admin. Class	06	2004	10.6360	10.9046	78,358
PIMCO VIT Total Return Portfolio, Admin. Class	06	2003	10.3583	10.6360	62,336
PIMCO VIT Total Return Portfolio, Admin. Class	06	2002	10.0000	10.3583	88

PIMCO VIT Total Return Portfolio, Admin. Class	07	2006	10.2266	10.3768	123,864
PIMCO VIT Total Return Portfolio, Admin. Class	07	2005	10.2160	10.2266	127,836
PIMCO VIT Total Return Portfolio, Admin. Class	07	2004	9.9695	10.2160	143,452
PIMCO VIT Total Return Portfolio, Admin. Class	07	2003	10.0000	9.9695	154,024

PIMCO VIT Total Return Portfolio, Admin. Class	08	2006	10.1714	10.2999	20,176
PIMCO VIT Total Return Portfolio, Admin. Class	08	2005	10.1817	10.1714	20,885
PIMCO VIT Total Return Portfolio, Admin. Class	08	2004	9.9565	10.1817	20,795
PIMCO VIT Total Return Portfolio, Admin. Class	08	2003	10.0000	9.9565	21,346

PIMCO VIT All Asset Portfolio, Admin. Class	01	2006	10.2184	10.5185	31,161
PIMCO VIT All Asset Portfolio, Admin. Class	01	2005	10.0000	10.2184	1,193

PIMCO VIT All Asset Portfolio, Admin. Class	02	2006	10.2150	10.4937	100,175
PIMCO VIT All Asset Portfolio, Admin. Class	02	2005	10.0000	10.2150	242

PIMCO VIT All Asset Portfolio, Admin. Class	03	2006	10.2141	10.4875	2,501
PIMCO VIT All Asset Portfolio, Admin. Class	03	2005	10.0000	10.2141	407

PIMCO VIT All Asset Portfolio, Admin. Class	04	2006	10.2116	10.4688	7,222
PIMCO VIT All Asset Portfolio, Admin. Class	04	2005	10.0000	10.2116	5,927

PIMCO VIT All Asset Portfolio, Admin. Class	05	2006	10.2107	10.4626	0
PIMCO VIT All Asset Portfolio, Admin. Class	05	2005	10.0000	10.2107	0

PIMCO VIT All Asset Portfolio, Admin. Class	06	2006	10.2081	10.4440	938
PIMCO VIT All Asset Portfolio, Admin. Class	06	2005	10.0000	10.2081	0

PIMCO VIT All Asset Portfolio, Admin. Class	07	2006	10.2073	10.4378	0
PIMCO VIT All Asset Portfolio, Admin. Class	07	2005	10.0000	10.2073	0

PIMCO VIT All Asset Portfolio, Admin. Class	08	2006	10.2038	10.4130	0
PIMCO VIT All Asset Portfolio, Admin. Class	08	2005	10.0000	10.2038	0

PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	01	2006	10.2967	9.8134	112,635
PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	01	2005	10.0000	10.2967	4,006

PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	02	2006	10.2933	9.7902	117,194
PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	02	2005	10.0000	10.2933	14,947

PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	03	2006	10.2924	9.7845	12,192
PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	03	2005	10.0000	10.2924	56

PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	04	2006	10.2898	9.7670	14,058
PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	04	2005	10.0000	10.2898	1,950

PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	05	2006	10.2890	9.7612	0
PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	05	2005	10.0000	10.2890	0

PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	06	2006	10.2864	9.7439	2,486
PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	06	2005	10.0000	10.2864	0

PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	07	2006	10.2855	9.7381	0
PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	07	2005	10.0000	10.2855	0

PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	08	2006	10.2821	9.7149	0
PIMCO VIT CommodityRealReturn Strategy Portfolio, Admin. Class	08	2005	10.0000	10.2821	0

SCSM FI Large Cap Growth Fund S Class	01	2006	10.0000	9.8704	14,778

SCSM FI Large Cap Growth Fund S Class	02	2006	10.0000	9.8571	21,858

SCSM FI Large Cap Growth Fund S Class	03	2006	10.0000	9.8538	1,449

SCSM FI Large Cap Growth Fund S Class	04	2006	10.0000	9.8437	1,258

SCSM FI Large Cap Growth Fund S Class	05	2006	10.0000	9.8404	0

SCSM FI Large Cap Growth Fund S Class	06	2006	10.0000	9.8304	0

SCSM FI Large Cap Growth Fund S Class	07	2006	10.0000	9.8271	0

SCSM FI Large Cap Growth Fund S Class	08	2006	10.0000	9.8137	0

Sun Capital® All Cap Fund S Class	01	2006	10.8499	12.7817	71,740
Sun Capital® All Cap Fund S Class	01	2005	11.1401	10.8499	18,805
Sun Capital® All Cap Fund S Class	01	2004	10.0000	11.1401	3,335

Sun Capital® All Cap Fund S Class	02	2006	10.8078	12.7063	68,188
Sun Capital® All Cap Fund S Class	02	2005	11.1195	10.8078	33,317
Sun Capital® All Cap Fund S Class	02	2004	10.0000	11.1195	7,946

Sun Capital® All Cap Fund S Class	03	2006	10.7973	12.6875	183
Sun Capital® All Cap Fund S Class	03	2005	11.1143	10.7973	0
Sun Capital® All Cap Fund S Class	03	2004	10.0000	11.1143	0

Sun Capital® All Cap Fund S Class	04	2006	10.7657	12.6311	10,379
Sun Capital® All Cap Fund S Class	04	2005	11.0988	10.7657	7,400
Sun Capital® All Cap Fund S Class	04	2004	10.0000	11.0988	1,529

Sun Capital® All Cap Fund S Class	05	2006	10.7552	12.6124	0
Sun Capital® All Cap Fund S Class	05	2005	11.0936	10.7552	0
Sun Capital® All Cap Fund S Class	05	2004	10.0000	11.0936	0

Sun Capital® All Cap Fund S Class	06	2006	10.7238	12.5563	2,984
Sun Capital® All Cap Fund S Class	06	2005	11.0781	10.7238	0
Sun Capital® All Cap Fund S Class	06	2004	10.0000	11.0781	0

Sun Capital® All Cap Fund S Class	07	2006	10.7133	12.5377	0
Sun Capital® All Cap Fund S Class	07	2005	11.0729	10.7133	0
Sun Capital® All Cap Fund S Class	07	2004	10.0000	11.0729	0

Sun Capital® All Cap Fund S Class	08	2006	10.6715	12.4633	0
Sun Capital® All Cap Fund S Class	08	2005	11.0523	10.6715	0
Sun Capital® All Cap Fund S Class	08	2004	10.0000	11.0523	0

Sun Capital Investment Grade Bond Fund® S Class	01	2006	10.3479	10.7011	133,896
Sun Capital Investment Grade Bond Fund® S Class	01	2005	10.3417	10.3479	24,172
Sun Capital Investment Grade Bond Fund® S Class	01	2004	10.0000	10.3417	13,516

Sun Capital Investment Grade Bond Fund® S Class	02	2006	10.3078	10.6379	356,205
Sun Capital Investment Grade Bond Fund® S Class	02	2005	10.3225	10.3078	80,529
Sun Capital Investment Grade Bond Fund® S Class	02	2004	10.0000	10.3225	8,681

Sun Capital Investment Grade Bond Fund® S Class	03	2006	10.2978	10.6222	5,398
Sun Capital Investment Grade Bond Fund® S Class	03	2005	10.3177	10.2978	1,877
Sun Capital Investment Grade Bond Fund® S Class	03	2004	10.0000	10.3177	1,114

Sun Capital Investment Grade Bond Fund® S Class	04	2006	10.2677	10.5750	19,148
Sun Capital Investment Grade Bond Fund® S Class	04	2005	10.3033	10.2677	8,795
Sun Capital Investment Grade Bond Fund® S Class	04	2004	10.0000	10.3033	3,896

Sun Capital Investment Grade Bond Fund® S Class	05	2006	10.2576	10.5593	0
Sun Capital Investment Grade Bond Fund® S Class	05	2005	10.2985	10.2576	0
Sun Capital Investment Grade Bond Fund® S Class	05	2004	10.0000	10.2985	0

Sun Capital Investment Grade Bond Fund® S Class	06	2006	10.2277	10.5124	7,661
Sun Capital Investment Grade Bond Fund® S Class	06	2005	10.2841	10.2277	975
Sun Capital Investment Grade Bond Fund® S Class	06	2004	10.0000	10.2841	0

Sun Capital Investment Grade Bond Fund® S Class	07	2006	10.2177	10.4967	0
Sun Capital Investment Grade Bond Fund® S Class	07	2005	10.2793	10.2177	0
Sun Capital Investment Grade Bond Fund® S Class	07	2004	10.0000	10.2793	0

Sun Capital Investment Grade Bond Fund® S Class	08	2006	10.1778	10.4345	0
Sun Capital Investment Grade Bond Fund® S Class	08	2005	10.2602	10.1778	0
Sun Capital Investment Grade Bond Fund® S Class	08	2004	10.0000	10.2602	0

Sun Capital Money Market Fund® S Class	01	2006	10.0622	10.3261	68,608
Sun Capital Money Market Fund® S Class	01	2005	10.0000	10.0622	19,749

Sun Capital Money Market Fund® S Class	02	2006	10.0463	10.2888	29,586
Sun Capital Money Market Fund® S Class	02	2005	10.0000	10.0463	19,173

Sun Capital Money Market Fund® S Class	03	2006	10.0423	10.2795	0
Sun Capital Money Market Fund® S Class	03	2005	10.0000	10.0423	0

Sun Capital Money Market Fund® S Class	04	2006	10.0304	10.2516	5,358
Sun Capital Money Market Fund® S Class	04	2005	10.0000	10.0304	0

Sun Capital Money Market Fund® S Class	05	2006	10.0264	10.2423	0
Sun Capital Money Market Fund® S Class	05	2005	10.0000	10.0264	0

Sun Capital Money Market Fund® S Class	06	2006	10.0144	10.2145	0
Sun Capital Money Market Fund® S Class	06	2005	10.0000	10.0144	0

Sun Capital Money Market Fund® S Class	07	2006	10.0105	10.2052	0
Sun Capital Money Market Fund® S Class	07	2005	10.0000	10.0105	0

Sun Capital Money Market Fund® S Class	08	2006	9.9945	10.1682	0
Sun Capital Money Market Fund® S Class	08	2005	10.0000	9.9945	0

Sun Capital Real Estate Fund®	01	2006	19.0591	26.0500	80,784
Sun Capital Real Estate Fund®	01	2005	17.6692	19.0591	99,196
Sun Capital Real Estate Fund®	01	2004	13.4762	17.6692	104,093
Sun Capital Real Estate Fund®	01	2003	10.0789	13.4762	75,750
Sun Capital Real Estate Fund®	01	2002	10.0000	10.0789	10,082

Sun Capital Real Estate Fund®	02	2006	18.9274	25.8176	123,492
Sun Capital Real Estate Fund®	02	2005	17.5828	18.9274	152,599
Sun Capital Real Estate Fund®	02	2004	13.4377	17.5828	161,032
Sun Capital Real Estate Fund®	02	2003	10.0706	13.4377	141,479
Sun Capital Real Estate Fund®	02	2002	10.0000	10.0706	6,680

Sun Capital Real Estate Fund®	03	2006	18.8948	25.7601	8,640
Sun Capital Real Estate Fund®	03	2005	17.5614	18.8948	10,572
Sun Capital Real Estate Fund®	03	2004	13.4281	17.5614	9,710
Sun Capital Real Estate Fund®	03	2003	10.0685	13.4281	4,048
Sun Capital Real Estate Fund®	03	2002	10.0000	10.0685	0

Sun Capital Real Estate Fund®	04	2006	18.7965	25.5869	161,540
Sun Capital Real Estate Fund®	04	2005	17.4968	18.7965	204,020
Sun Capital Real Estate Fund®	04	2004	13.3992	17.4968	207,717
Sun Capital Real Estate Fund®	04	2003	10.0623	13.3992	207,216
Sun Capital Real Estate Fund®	04	2002	10.0000	10.0623	5,281

Sun Capital Real Estate Fund®	05	2006	18.7638	25.5295	1,445
Sun Capital Real Estate Fund®	05	2005	17.4753	18.7638	2,403
Sun Capital Real Estate Fund®	05	2004	13.3896	17.4753	2,164
Sun Capital Real Estate Fund®	05	2003	10.0602	13.3896	1,027
Sun Capital Real Estate Fund®	05	2002	10.0000	10.0602	0

Sun Capital Real Estate Fund®	06	2006	18.6662	25.3579	23,344
Sun Capital Real Estate Fund®	06	2005	17.4109	18.6662	25,942
Sun Capital Real Estate Fund®	06	2004	13.3608	17.4109	28,666
Sun Capital Real Estate Fund®	06	2003	10.0539	13.3608	30,934
Sun Capital Real Estate Fund®	06	2002	10.0000	10.0539	0

Sun Capital Real Estate Fund®	07	2006	16.9667	23.0375	34,461
Sun Capital Real Estate Fund®	07	2005	15.8338	16.9667	46,267
Sun Capital Real Estate Fund®	07	2004	12.1568	15.8338	55,824
Sun Capital Real Estate Fund®	07	2003	10.0000	12.1568	66,004

Sun Capital Real Estate Fund®	08	2006	16.8754	22.8668	4,559
Sun Capital Real Estate Fund®	08	2005	15.7808	16.8754	6,762
Sun Capital Real Estate Fund®	08	2004	12.1410	15.7808	7,570
Sun Capital Real Estate Fund®	08	2003	10.0000	12.1410	9,054

Sun Capital Real Estate Fund® S Class	01	2006	13.3630	18.2225	1,084,083
Sun Capital Real Estate Fund® S Class	01	2005	12.4231	13.3630	634,999
Sun Capital Real Estate Fund® S Class	01	2004	10.0000	12.4231	194,495
Sun Capital Real Estate Fund® S Class	01	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund® S Class	02	2006	13.3112	18.1150	964,673
Sun Capital Real Estate Fund® S Class	02	2005	12.4001	13.3112	492,406
Sun Capital Real Estate Fund® S Class	02	2004	10.0000	12.4001	149,005
Sun Capital Real Estate Fund® S Class	02	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund® S Class	03	2006	13.2983	18.0883	52,817
Sun Capital Real Estate Fund® S Class	03	2005	12.3943	13.2983	41,394
Sun Capital Real Estate Fund® S Class	03	2004	10.0000	12.3943	16,542
Sun Capital Real Estate Fund® S Class	03	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund® S Class	04	2006	13.2594	18.0079	507,416
Sun Capital Real Estate Fund® S Class	04	2005	12.3770	13.2594	435,360
Sun Capital Real Estate Fund® S Class	04	2004	10.0000	12.3770	329,327
Sun Capital Real Estate Fund® S Class	04	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund® S Class	05	2006	13.2465	17.9812	9,761
Sun Capital Real Estate Fund® S Class	05	2005	12.3712	13.2465	3,109
Sun Capital Real Estate Fund® S Class	05	2004	10.0000	12.3712	2,286
Sun Capital Real Estate Fund® S Class	05	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund® S Class	06	2006	13.2078	17.9013	55,056
Sun Capital Real Estate Fund® S Class	06	2005	12.3539	13.2078	51,654
Sun Capital Real Estate Fund® S Class	06	2004	10.0000	12.3539	41,897
Sun Capital Real Estate Fund® S Class	06	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund® S Class	07	2006	13.1949	17.8748	37,437
Sun Capital Real Estate Fund® S Class	07	2005	12.3482	13.1949	47,611
Sun Capital Real Estate Fund® S Class	07	2004	10.0000	12.3482	48,338
Sun Capital Real Estate Fund® S Class	07	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund® S Class	08	2006	13.1435	17.7688	764
Sun Capital Real Estate Fund® S Class	08	2005	12.3252	13.1435	1,085
Sun Capital Real Estate Fund® S Class	08	2004	10.0000	12.3252	1,161
Sun Capital Real Estate Fund® S Class	08	2003	10.0000	10.0000	0

Templeton Developing Markets Securities Fund, Class 2	01	2006	11.2065	14.1181	99,125
Templeton Developing Markets Securities Fund, Class 2	01	2005	10.0000	11.2065	17,584

Templeton Developing Markets Securities Fund, Class 2	02	2006	11.2027	14.0848	82,891
Templeton Developing Markets Securities Fund, Class 2	02	2005	10.0000	11.2027	12,434

Templeton Developing Markets Securities Fund, Class 2	03	2006	11.2018	14.0765	1,362
Templeton Developing Markets Securities Fund, Class 2	03	2005	10.0000	11.2018	0

Templeton Developing Markets Securities Fund, Class 2	04	2006	11.1990	14.0515	24,661
Templeton Developing Markets Securities Fund, Class 2	04	2005	10.0000	11.1990	779

Templeton Developing Markets Securities Fund, Class 2	05	2006	11.1980	14.0432	1,210
Templeton Developing Markets Securities Fund, Class 2	05	2005	10.0000	11.1980	0

Templeton Developing Markets Securities Fund, Class 2	06	2006	11.1952	14.0182	4,791
Templeton Developing Markets Securities Fund, Class 2	06	2005	10.0000	11.1952	3,483

Templeton Developing Markets Securities Fund, Class 2	07	2006	11.1943	14.0099	0
Templeton Developing Markets Securities Fund, Class 2	07	2005	10.0000	11.1943	0

Templeton Developing Markets Securities Fund, Class 2	08	2006	11.1905	13.9766	0
Templeton Developing Markets Securities Fund, Class 2	08	2005	10.0000	11.1905	0

Templeton Foreign Securities Fund, Class 2	01	2006	15.7940	18.8655	4,775,441
Templeton Foreign Securities Fund, Class 2	01	2005	14.5760	15.7940	2,557,195
Templeton Foreign Securities Fund, Class 2	01	2004	12.5042	14.5760	894,973
Templeton Foreign Securities Fund, Class 2	01	2003	9.6162	12.5042	160,809
Templeton Foreign Securities Fund, Class 2	01	2002	10.0000	9.6162	16,358

Templeton Foreign Securities Fund, Class 2	02	2006	15.6849	18.6972	4,153,534
Templeton Foreign Securities Fund, Class 2	02	2005	14.5047	15.6849	1,942,544
Templeton Foreign Securities Fund, Class 2	02	2004	12.4685	14.5047	641,322
Templeton Foreign Securities Fund, Class 2	02	2003	9.6082	12.4685	154,977
Templeton Foreign Securities Fund, Class 2	02	2002	10.0000	9.6082	8,232

Templeton Foreign Securities Fund, Class 2	03	2006	15.6578	18.6555	258,131
Templeton Foreign Securities Fund, Class 2	03	2005	14.4870	15.6578	176,958
Templeton Foreign Securities Fund, Class 2	03	2004	12.4596	14.4870	67,208
Templeton Foreign Securities Fund, Class 2	03	2003	9.6062	12.4596	4,692
Templeton Foreign Securities Fund, Class 2	03	2002	10.0000	9.6062	0

Templeton Foreign Securities Fund, Class 2	04	2006	15.5763	18.5300	2,551,372
Templeton Foreign Securities Fund, Class 2	04	2005	14.4336	15.5763	2,098,840
Templeton Foreign Securities Fund, Class 2	04	2004	12.4328	14.4336	1,792,130
Templeton Foreign Securities Fund, Class 2	04	2003	9.6002	12.4328	437,742
Templeton Foreign Securities Fund, Class 2	04	2002	10.0000	9.6002	22,543

Templeton Foreign Securities Fund, Class 2	05	2006	15.5493	18.4884	47,598
Templeton Foreign Securities Fund, Class 2	05	2005	14.4159	15.5493	18,867
Templeton Foreign Securities Fund, Class 2	05	2004	12.4239	14.4159	14,802
Templeton Foreign Securities Fund, Class 2	05	2003	9.5983	12.4239	962
Templeton Foreign Securities Fund, Class 2	05	2002	10.0000	9.5983	0

Templeton Foreign Securities Fund, Class 2	06	2006	15.4683	18.3641	323,277
Templeton Foreign Securities Fund, Class 2	06	2005	14.3628	15.4683	273,363
Templeton Foreign Securities Fund, Class 2	06	2004	12.3972	14.3628	220,541
Templeton Foreign Securities Fund, Class 2	06	2003	9.5923	12.3972	36,345
Templeton Foreign Securities Fund, Class 2	06	2002	10.0000	9.5923	142

Templeton Foreign Securities Fund, Class 2	07	2006	15.7846	18.7301	264,424
Templeton Foreign Securities Fund, Class 2	07	2005	14.6639	15.7846	285,634
Templeton Foreign Securities Fund, Class 2	07	2004	12.6636	14.6639	315,176
Templeton Foreign Securities Fund, Class 2	07	2003	10.0000	12.6636	115,914

Templeton Foreign Securities Fund, Class 2	08	2006	15.6996	18.5912	15,401
Templeton Foreign Securities Fund, Class 2	08	2005	14.6148	15.6996	18,639
Templeton Foreign Securities Fund, Class 2	08	2004	12.6471	14.6148	20,916
Templeton Foreign Securities Fund, Class 2	08	2003	10.0000	12.6471	16,025

Templeton Growth Securities Fund, Class 2	01	2006	16.8082	20.1370	162,805
Templeton Growth Securities Fund, Class 2	01	2005	15.6980	16.8082	40,394
Templeton Growth Securities Fund, Class 2	01	2004	13.7572	15.6980	16,863
Templeton Growth Securities Fund, Class 2	01	2003	10.0000	13.7572	0

Templeton Growth Securities Fund, Class 2	02	2006	16.6973	19.9636	201,105
Templeton Growth Securities Fund, Class 2	02	2005	15.6261	16.6973	84,489
Templeton Growth Securities Fund, Class 2	02	2004	13.7222	15.6261	13,401
Templeton Growth Securities Fund, Class 2	02	2003	10.0000	13.7222	0

Templeton Growth Securities Fund, Class 2	03	2006	16.6698	19.9206	4,190
Templeton Growth Securities Fund, Class 2	03	2005	15.6082	16.6698	521
Templeton Growth Securities Fund, Class 2	03	2004	13.7135	15.6082	0
Templeton Growth Securities Fund, Class 2	03	2003	10.0000	13.7135	0

Templeton Growth Securities Fund, Class 2	04	2006	16.5869	19.7913	87,728
Templeton Growth Securities Fund, Class 2	04	2005	15.5544	16.5869	54,475
Templeton Growth Securities Fund, Class 2	04	2004	13.6872	15.5544	15,878
Templeton Growth Securities Fund, Class 2	04	2003	10.0000	13.6872	0

Templeton Growth Securities Fund, Class 2	05	2006	16.5594	19.7484	796
Templeton Growth Securities Fund, Class 2	05	2005	15.5365	16.5594	0
Templeton Growth Securities Fund, Class 2	05	2004	13.6785	15.5365	0
Templeton Growth Securities Fund, Class 2	05	2003	10.0000	13.6785	0

Templeton Growth Securities Fund, Class 2	06	2006	16.4771	19.6203	9,688
Templeton Growth Securities Fund, Class 2	06	2005	15.4830	16.4771	6,261
Templeton Growth Securities Fund, Class 2	06	2004	13.6523	15.4830	0
Templeton Growth Securities Fund, Class 2	06	2003	10.0000	13.6523	0

Templeton Growth Securities Fund, Class 2	07	2006	15.0660	17.9308	0
Templeton Growth Securities Fund, Class 2	07	2005	14.1642	15.0660	0
Templeton Growth Securities Fund, Class 2	07	2004	12.4958	14.1642	0
Templeton Growth Securities Fund, Class 2	07	2003	10.0000	12.4958	0

Templeton Growth Securities Fund, Class 2	08	2006	14.9849	17.7979	0
Templeton Growth Securities Fund, Class 2	08	2005	14.1167	14.9849	0
Templeton Growth Securities Fund, Class 2	08	2004	12.4795	14.1167	0
Templeton Growth Securities Fund, Class 2	08	2003	10.0000	12.4795	0

Wanger Select	01	2006	11.5184	13.5609	43,068
Wanger Select	01	2005	10.0000	11.5184	20,389

Wanger Select	02	2006	11.5002	13.5120	18,475
Wanger Select	02	2005	10.0000	11.5002	8,913

Wanger Select	03	2006	11.4957	13.4999	141
Wanger Select	03	2005	10.0000	11.4957	162

Wanger Select	04	2006	11.4820	13.4632	3,062
Wanger Select	04	2005	10.0000	11.4820	699

Wanger Select	05	2006	11.4774	13.4510	0
Wanger Select	05	2005	10.0000	11.4774	0

Wanger Select	06	2006	11.4638	13.4145	359
Wanger Select	06	2005	10.0000	11.4638	0

Wanger Select	07	2006	11.4592	13.4023	0
Wanger Select	07	2005	10.0000	11.4592	0

Wanger Select	08	2006	11.4410	13.3537	0
Wanger Select	08	2005	10.0000	11.4410	0

Wanger US Smaller Companies	01	2006	11.0705	11.7456	2,649
Wanger US Smaller Companies	01	2005	10.0000	11.0705	699

Wanger US Smaller Companies	02	2006	11.0530	11.7032	0
Wanger US Smaller Companies	02	2005	10.0000	11.0530	0

Wanger US Smaller Companies	03	2006	11.0486	11.6927	0
Wanger US Smaller Companies	03	2005	10.0000	11.0486	0

Wanger US Smaller Companies	04	2006	11.0355	11.6609	0
Wanger US Smaller Companies	04	2005	10.0000	11.0355	0

Wanger US Smaller Companies	05	2006	11.0311	11.6503	0
Wanger US Smaller Companies	05	2005	10.0000	11.0311	0

Wanger US Smaller Companies	06	2006	11.0180	11.6187	0
Wanger US Smaller Companies	06	2005	10.0000	11.0180	0

Wanger US Smaller Companies	07	2006	11.0136	11.6081	0
Wanger US Smaller Companies	07	2005	10.0000	11.0136	0

Wanger US Smaller Companies	08	2006	10.9961	11.5660	0
Wanger US Smaller Companies	08	2005	10.0000	10.9961	0

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 752-7215

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

MAY 1, 2007

SUN LIFE FINANCIAL MASTERS® FLEX

VARIABLE AND FIXED ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial Masters® Flex Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company" or "Sun Life (U.S.)") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the corresponding Prospectus dated May 1, 2007. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888) 786-2435.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00006235 (the daily equivalent of the current maximum charge of 2.25% on an annual basis) gives a net investment factor of 1.00321276. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6113597 (14.5645672 x 1.00321276).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845467 (12.3456789 x 1.00322953 (the Net Investment Factor) based on the daily equivalent of maximum annuity phase charge of 1.65% on an annual basis) x 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845467. The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 ÷ 1,000). The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 x 12.3845467).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant’s Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading åWaivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.æ

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 27, 2007, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph relating to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, as described in Note 1), and have been so included in their reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing therein (which report dated April 20, 2007 accompanying the financial statements expresses an unqualified opinion) and have been so included in their reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
For the years ended December 31,

	2006	2005	2004

Revenues:
Premiums and annuity considerations	$59,192	$51,982	$58,820
Net investment income	1,206,081	1,112,529	1,134,257
Net derivative income (loss)	9,089	16,474	(98,419)
Net realized investment (losses) gains	(44,511)	16,925	96,074
Fee and other income	398,622	362,275	357,011

Total revenues	1,628,473	1,560,185	1,547,743

Benefits and expenses:
Interest credited	633,405	637,502	673,442
Interest expense	130,802	123,279	128,522
Policyowner benefits	156,970	187,013	141,377
Amortization of deferred acquisition costs ("DAC") and value of business acquired ("VOBA")	399,182	243,821	82,876
Other operating expenses	231,434	196,543	214,495

Total benefits and expenses	1,551,793	1,388,158	1,240,712

Income before income tax (benefit) expense, minority interest and cumulative effect of change in accounting principles	76,680	172,027	307,031

Income tax (benefit) expense:
Federal	(1,717)	40,091	71,352
State	105	(2)	(98)
Income tax (benefit) expense	(1,612)	40,089	71,254

Income before minority interest and cumulative
effect of change in accounting principles	78,292	131,938	235,777

Minority interest share of (loss) income	-	(1,214)	5,561

Income before cumulative effect of change in accounting principles	78,292	133,152	230,216

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 in 2004	-	-	(8,940)

Net income	$78,292	$133,152	$221,276

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED BALANCE SHEETS
(in thousands except per share data)

ASSETS	December 31, 2006	December 31, 2005
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $13,623,450 and $15,620,827 in 2006 and 2005, respectively)	$13,637,973	$15,677,148
Trading fixed maturities at fair value (amortized cost of $3,838,732 and $1,982,762 in 2006 and 2005, respectively)	3,856,053	1,984,848
Subordinated note from affiliate held-to-maturity (fair value of $630,751 and $645,755 in 2006 and 2005, respectively)	600,000	600,000
Mortgage loans	2,273,176	1,739,370
Derivative instruments - receivable	653,854	487,947
Limited partnerships	193,728	222,148
Real estate	186,891	170,510
Policy loans	709,626	701,769
Other invested assets	950,226	554,917
Cash and cash equivalents	578,080	347,654
Total investments and cash	23,639,607	22,486,311

Accrued investment income	291,218	261,507
Deferred policy acquisition costs	1,234,206	1,341,377
Value of business acquired	47,744	53,670
Deferred federal income taxes	3,597	4,360
Goodwill	701,451	701,451
Receivable for investments sold	33,241	79,860
Reinsurance receivable	1,817,999	1,860,680
Other assets	153,230	122,239
Separate account assets	21,060,255	19,095,391

Total assets	$48,982,548	$46,006,846

LIABILITIES

Contractholder deposit funds and other policy liabilities	$19,428,625	$18,668,578
Future contract and policy benefits	750,112	768,297
Payable for investments purchased	218,465	248,733
Accrued expenses and taxes	144,695	150,318
Debt payable to affiliates	1,325,000	1,125,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,605,626	1,652,517
Derivative instruments - payable	160,504	197,765
Other liabilities	1,178,086	766,657
Separate account liabilities	21,060,255	19,095,391

Total liabilities	46,479,194	43,281,082

Commitments and contingencies - Note 19

STOCKHOLDER’S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2006 and 2005	$6,437	$6,437
Additional paid-in capital	2,143,408	2,138,880
Accumulated other comprehensive income	14,030	19,260
Retained earnings	339,479	561,187

Total stockholder’s equity	2,503,354	2,725,764

Total liabilities and stockholder’s equity	$48,982,548	$46,006,846

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the years ended December 31,

	2006	2005	2004

Net income	$78,292	$133,152	$221,276

Other comprehensive loss:
Net change in unrealized holding (losses) gains on available-for sale securities, net of tax and policyholder amounts (1)	(46,229)	(79,814)	23,103
Minimum pension liability adjustment, net of tax (2)	326	(1,842)	-
Reclassification adjustments of realized investment losses (gains) into net income, net of tax (3)	40,673	(79,722)	(70,146)

Other comprehensive loss	(5,230)	(161,378)	(47,043)

Comprehensive income (loss)	$73,062	$(28,226)	$174,233

(1)	Net of tax (benefit) expense of $(25.5) million, $(43.0) million and $12.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.
(2)	Net of tax (expense) benefit of $(0.2) million and $1.0 million for the years ended December 31, 2006 and 2005, respectively.
(3)	Net of tax benefit (expense) of $ 21.9 million, $(42.9) million and $(37.8) million for the years ended December 31, 2006, 2005 and 2004, respectively.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income	-	-	-	221,276	221,276
Additional paid-in-capital		60,000			60,000
Dividends				(156,576)	(156,576)
Other comprehensive loss	-	-	(47,043)	-	(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

Net income	-	-	-	133,152	133,152
Additional paid-in-capital	-	6,992	-	-	6,992
Dividends	-	-	-	(200,000)	(200,000)
Other comprehensive loss	-	-	(161,378)	-	(161,378)

Balance at December 31, 2005	$ 6,437	$ 2,138,880	$ 19,260	$ 561,187	$ 2,725,764

Net income	-	-	-	78,292	78,292
Additional paid-in-capital	-	4,528	-	-	4,528
Dividends	-	-	-	(300,000)	(300,000)
Other comprehensive loss	-	-	(5,230)	-	(5,230)

Balance at December 31, 2006	$ 6,437	$ 2,143,408	$ 14,030	$ 339,479	$ 2,503,354

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,

	2006	2005	2004

Cash Flows From Operating Activities:
Net income from operations	$78,292	$133,152	$221,276
Adjustments to reconcile net income to net cash provided
by (used in) operating activities:
Minority interest share (loss) income	-	(1,214)	5,561
Net amortization of premiums on investments	58,379	60,195	82,123
Amortization of DAC and VOBA	399,182	243,821	82,876
Depreciation and amortization	4,608	3,985	3,025
Non cash derivative activity	(17,315)	(93,478)	(18,690)
Net realized losses (gains) on investments	44,511	(16,925)	(96,074)
Net (gains) losses on trading investments	(15,235)	80,324	7,237
Net change in unrealized and undistributed (gains) in private equity limited partnerships	(29,120)	(48,244)	(58,981)
Interest credited to contractholder deposits	633,405	637,502	671,101
Deferred federal income taxes	4,180	22,047	72,648
Cumulative effect of change in accounting principles, net of tax	-	-	8,940
Changes in assets and liabilities:
DAC additions	(262,895)	(261,917)	(346,996)
Accrued investment income	(29,711)	17,916	5,545
Future contract and policy benefits	(6,619)	25,123	(42,530)
Other, net	96,793	155,865	211,882
Net (purchases) sales of trading fixed maturities	(1,866,153)	(651,921)	27,801
Net cash (used in) provided by operating activities	(907,698)	306,231	836,744

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	5,872,190	5,685,008	10,472,377
Mortgage loans	248,264	117,438	205,740
Real estate	-	947	-
Net cash from disposition of subsidiary	-	17,040	39,687
Other invested assets	184,646	483,700	144,145
Purchases of:
Available-for-sale fixed maturities	(4,002,244)	(5,269,211)	(10,367,260)
Mortgage loans	(780,592)	(390,376)	(698,776)
Real estate	(20,619)	(6,648)	(86,743)
Other invested assets	(489,493)	(171,539)	(910,784)
Net changes in other investing activities	399,514	(239,910)	728,637
Net change in policy loans	(7,857)	(5,464)	(3,418)
Net change in short-term investments	-	(4,576)	705

Net cash provided by (used in) investing activities	$1,403,809	$216,409	$(475,690)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,

	2006	2005	2004

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$3,520,138	$2,720,141	$2,552,431
Withdrawals from contractholder deposit funds	(3,690,351)	(3,404,468)	(2,867,815)
Net cash of Sun Capital Advisers LLC	-	-	(2,910)
Debt proceeds	200,000	100,000	-
Dividends paid to stockholder	(300,000)	(150,600)	(150,000)
Additional capital contributed	-	-	60,000
Other, net	4,528	6,992	42,004
Net cash used in financing activities	(265,685)	(727,935)	(366,290)

Net change in cash and cash equivalents	230,426	(205,295)	(5,236)

Cash and cash equivalents, beginning of year	347,654	552,949	558,185

Cash and cash equivalents, end of year	$578,080	$347,654	$552,949

Supplemental Cash Flow Information
Interest paid	$130,686	$122,474	$120,195

Supplemental Schedule of non-cash investing and financing activities

In 2005, the Company declared and paid $200.0 million in dividends to its direct parent, Sun Life of Canada (U.S.) Holdings Inc. (the "Parent"), consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of Sun Capital Advisers LLC. valued at $6.6 million to its indirect parent, Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc..

On April 19, 2005, the Company sold its interest in a consolidated variable interest entity ("VIE"). As a result of the sale, bonds decreased by $42.5 million, short-term investments decreased by $28.5 million, investment income due and accrued decreased by $0.3 million, other invested assets decreased by $3.2 million, other liabilities decreased by $26.1 million, deferred tax liability decreased by $3.9 million, and notes payable decreased by $33.5 million.

On December 31, 2004, the Company distributed through a dividend to the Parent its interest in Sun Capital Advisers LLC. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million, and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.

On June 30, 2004, the Company sold its interest in another consolidated VIE. As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million, and other invested assets decreased by $0.6 million.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") and its subsidiaries are primarily engaged in the sale of individual and group variable life insurance, individual universal life insurance, individual and group fixed and variable annuities, funding agreements, group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company’s wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.

The Company is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct wholly-owned subsidiary of the Parent. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

As of December 31, 2004, SLC - U.S. Ops Holdings was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company incorporated in 1865 and a direct wholly-owned subsidiary of SLF. On January 4, 2005, a reorganization was completed under which most of SLOC’s asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned direct subsidiary of SLF. The Company is now an indirect subsidiary of Sun Life Financial Corp., and continues to be an indirect subsidiary of SLF.

On April 19, 2005, the Company sold its interest in a consolidated variable interest entity ("VIE") and recognized a gain of $6.1 million. The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company’s net income for the year ended December 31, 2005 included a net loss of $0.8 million related to this VIE.

On December 31, 2004, Sun Capital Advisers LLC ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company’s wholly-owned subsidiary. As of December 31, 2004, SCA’s total assets were $8.1 million. SCA’s net income was $1.9 million for the year ended December 31, 2004.

On June 30, 2004, the Company sold its interest in another consolidated VIE and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company’s net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2006, the Company directly or indirectly owned all of the outstanding shares or members interest of SLNY, which issues individual fixed and variable annuity contracts, group life, long-term disability and stop loss insurance, and individual life insurance in New York; Independence Life and Annuity Company, a life insurance company that sold variable and whole life insurance products; Clarendon Insurance Agency, Inc., a register broker-dealer; Sun Life of Canada (U.S.) SPE 97-I, Inc., organized for the purpose of engaging in activities incidental to securitizing mortgage loans; Sun Life of Canada (U.S.) Holdings General Partner LLC (the "General Partner"), the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I; SLF Private Placement Investment Company I, LLC; Sun Parkaire Landing LLC; 7101 France Avenue Manager, LLC; Sun MetroNorth, LLC; and SLNY Private Placement Investment Company I, LLC. During 2005, Sun Benefit Services Company, Inc., an inactive subsidiary, was dissolved.

The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I (the "Partnership") and, as a result, the Partnership is consolidated with the results of the Company. The Partnership was established to purchase subordinated debentures issued by the Parent and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I (the "Capital Trust").

On September 6, 2006 the Company entered into an agreement with Credit and Repackaged Securities Limited Series 2006-10 Trust (the "Trust"), whereby the Company is the sole beneficiary of the Trust. As the sole beneficiary of the Trust, the Company is required to consolidate the Trust under the requirements of Financial Accounting Standards Board ("FASB") Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51." Accordingly, the assets and liabilities of the Trust are included in the Company’s consolidated financial statements. As of December 31, 2006, the Company recorded in its consolidated balance sheets $55.3 million of trading fixed maturities, $1.2 million of accrued investment income and $56.8 million of liabilities.

In addition, the Company had consolidated a certain interest in a VIE. The consolidation of the VIE required the Company to report its minority interest relating to the equity ownership not controlled by the Company. The Company’s interest in the VIE was sold on April 19, 2005.

The Company has a greater than or equal to 20% involvement in five VIEs at December 31, 2006. The Company is a creditor in three trusts and two limited liability companies that were used to finance commercial mortgages, franchise receivables and equipment used in utility generation. The Company’s maximum exposure to loss related to all of these VIEs is the investments’ carrying value, which was $30.1 million and $40.2 million at December 31, 2006 and 2005, respectively. The notes relating to the VIE’s mature between July 2007 and October 2024. See Note 4 for additional information with respect to leveraged leases which is not included above.

All intercompany transactions have been eliminated in consolidation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, DAC, VOBA, the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, derivative financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on the Company’s intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Included with available-for-sale fixed maturities are mortgage-backed securities in the To Be Announced form ("TBA"). The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in the payable for investments purchased until the settlement date of the transaction. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately-placed fixed maturities, fair values are estimated by taking into account prices for publicly-traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company will be unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the lower of the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or are held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for by the equity method of accounting.

The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific available-for-sale investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts ("GICs"), and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses. This amortization is reviewed regularly and adjusted, as appropriate, retrospectively when the Company records actual profits and revises its estimate of future gross profits to be realized from this group of products, including realized gains and losses from investments.

Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

DAC is also adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive income (loss). DAC was increased (decreased) by $6.9 million and $(12.8) million at December 31, 2006 and 2005, respectively, to reflect unrealized losses and (gains).

VALUE OF BUSINESS ACQUIRED

VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits over the estimated life of the purchased block of business.

VOBA is also adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive income (loss). VOBA was increased (decreased) by $0.5 million and $(1.2) million at December 31, 2006 and 2005, respectively, to account for unrealized investment losses and (gains).

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport Life Insurance Company ("Keyport") on November 1, 2001. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2006 and concluded that these assets were not impaired.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.

Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses that are not subject to amortization and of intangible assets related to product rights that have a weighted-average useful life of 7 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits. Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions that were set at the time that loss recognition testing resulted in additional reserves. Loss recognition testing is done periodically to make sure that these assumptions remain adequate. Reserves for guaranteed minimum death benefits and guaranteed minimum income benefits are calculated according to the methodology of AICPA Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value. These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate. In particular, for the Company’s group known claim reserves, the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period. These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies ("SPWL") and GICs. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders. The liabilities are not reduced by surrender charges.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered earned revenue when due. Premiums related to group life, group stop loss and group disability insurance are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy. For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAXES

For the years ended December 31, 2006, 2005 and 2004, the Company participated in a consolidated federal income tax return with SLC - US Ops Holdings and other affiliates.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily relate from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts. The activity of the separate accounts is not reflected in the consolidated financial statements except for: (1) the fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and (2) the activity related to the guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit (‘GMIB’), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit (‘GMWB’) which is reflected in the Company’s consolidated financial statements and accompanying notes.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

On September 29, 2006, the FASB issued SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," which amends SFAS No. 87 and SFAS No. 106 to require recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet. Under SFAS No. 158, gains and losses, prior service costs and credits, and any remaining transition amounts under SFAS No. 87 and SFAS No. 106 that have not yet been recognized through net periodic benefit cost will be recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic cost. The measurement date is required to be the company's fiscal year end. SFAS No. 158 is effective for publicly-held companies for fiscal years ending after December 15, 2006, except for the measurement date provisions, which are effective for fiscal years ending after December 15, 2008. See Note 9 with respect to the effects of adoption of SFAS No. 158 on the Company.

In September 2006, the Securities and Exchange Commission ("SEC") Staff issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB No. 108"), which addresses how the effects of prior year uncorrected financial statement misstatements should be considered in current year financial statements. SAB No. 108 requires registrants to quantify misstatements using both balance sheet and income statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relative quantitative and qualitative factors. The requirements of SAB No. 108 are effective for annual financial statements covering the first fiscal year ending after November 15, 2006. The Company’s adoption of SAB No. 108 during the year ended December 31, 2006 had no impact on the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

In November of 2005, the FASB issued FASB Staff Position ("FSP") 115-1 and 124-1 "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments." This FSP is effective for reporting periods beginning after December 15, 2005. The FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of the impairment loss. The statement also includes accounting guidance for periods subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. Adoption of this FSP did not impact the methodology used by the Company to determine and measure impaired investments. See disclosure in Note 4.

In May of 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). This statement is effective for fiscal years beginning after December 15, 2005. SFAS No. 154 changes the requirements for the accounting and reporting of a change in accounting principle and applies to all voluntary changes in accounting principle. The statement eliminates the requirement in APB 20 to include the cumulative effect of a change in accounting in the income statement in the period of change and requires retrospective applications to prior periods’ financial statements of changes in accounting principle, unless it is impracticable to determine either the specific period effects or the cumulative effect of the change. SFAS No. 154 applies to changes required by new accounting pronouncements only when the pronouncement does not include specific transition guidance. The adoption of SFAS No. 154 did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2004, the Company adopted SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:

o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
o	Reporting and measuring the Company’s interest in its separate accounts as investments.

See Footnote 12 for additional information regarding the impact of adoption of SOP 03-1.

Accounting Standards Not Yet Adopted

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reporting earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of SFAS No. 157, "Fair Value Measurements." The Company is currently evaluating the impact, if any, that SFAS No. 159 may have on the Company’s consolidated financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years. Earlier application is permitted provided that the reporting entity has not yet issued interim or annual financial statements for that fiscal year. The Company is currently evaluating the impact, if any, that SFAS No. 157 may have on the Company’s consolidated financial statements.

In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48").

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently assessing the impact, if any, of FIN 48 on its consolidated financial statements.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets" ("SFAS No. 156"), an amendment to SFAS No. 140. SFAS No. 156 requires all separately recognized servicing assets and liabilities to be initially measured at fair value and permits entities to choose to either subsequently measure servicing rights at fair value and report changes in fair value in earnings, or amortize servicing rights in proportion to, and over the estimated net servicing income or loss and assess the rights for impairment or the need for an increased obligation. The option to subsequently measure servicing rights at fair value will allow entities which utilize derivative instruments to hedge their servicing rights to account for such hedging relationships at fair value and avoid the complications of hedge accounting under SFAS No. 133. SFAS No. 156 is effective for fiscal years beginning after September 15, 2006. Earlier application is permitted provided that the reporting entity has not yet issued interim or annual financial statements for that fiscal year. The adoption of this statement will not have a material impact on the Company’s financial position or results of operations.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments" ("SFAS No. 155"), an amendment to SFAS No. 133 and SFAS No. 140. Among other things, SFAS No. 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS No. 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS No. 155 is effective for all financial instruments acquired, issued, or subject to a remeasurement (new basis) event occurring after the beginning of an entity’s first fiscal year beginning after September 15, 2006. At initial application of SFAS No. 155, the fair value election provided for in paragraph 4(c) may be applied for hybrid financial instruments that were bifurcated under paragraph 12 of SFAS No. 133 prior to the initial application of SFAS No. 155.

In January 2007, the FASB provided a scope exception under SFAS No. 155 for securitized interests that only contain an embedded derivative that is tied to the prepayment risk of the underlying prepayable financial assets, and for which the investor does not control the right to accelerate the settlement. If a securitized interest contains any other embedded derivative (for example, an inverse floater), then it would be subject to the bifurcation tests in SFAS No. 133, as would securities purchased at a significant premium. Following the issuance of the scope exception by the FASB, changes in the market value of the Company’s investment securities would continue to be made through other comprehensive income, a component of stockholders’ equity. The Company does not expect that the January 1, 2007 adoption of SFAS No. 155 will have a material impact on the Company’s financial position, results of operations or cash flows. However, to the extent that certain of the Company’s future investments in securitized financial assets do not meet the scope exception adopted by the FASB, the Company’s future results of operations may exhibit volatility if such investments are required to be bifurcated or marked to market value in their entirety through the income statement, depending on the election made by the Company.

In September of 2005, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 is not expected to have a material impact on the Company’s financial position or results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On September 6, 2006, the Company entered into an agreement with the Trust, whereby the Company is the sole beneficiary of the Trust. As of December 31, 2006, total assets of the Trust were $56.6 million. As the sole beneficiary of the Trust, the Company is required to consolidate this Trust under the requirements of FASB Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51." Accordingly, the assets and liabilities of the Trust are included in the Company’s consolidated financial statements. As of December 31, 2006, the Company recorded in its consolidated balance sheets $55.3 million of trading fixed maturities, $1.2 million of accrued investment income and $56.8 million of liabilities.

On April 19, 2005, the Company sold its interest in a consolidated VIE and recognized a gain of $6.1 million. The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company’s net income for the year ended December 31, 2005 includes a net loss of $0.8 million related to this VIE.

On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company’s wholly-owned subsidiary. As of December 31, 2004, SCA’s net assets were $8.1 million. SCA’s net income for the year ended December 31, 2004 was $1.9 million.

On June 30, 2004, the Company sold its interest in another consolidated VIE and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company’s net income for the year ended December 31, 2004 includes net income of $7.1 million related to this VIE.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

Below is a summary of affiliated transactions for those affiliates that are not consolidated within the Company.

The Company and its subsidiaries have administrative services agreements with SLOC which provides that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $9.4 million, $11.3 million and $24.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In accordance with an administrative service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $212.4 million, $170.4 million and $136.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company has an administrative service agreement with Sun Life Information Services Canada, Inc. ("SLISC") under which SLISC provides administrative and support services to the Company in connection with the Company’s insurance and annuity business. Expenses under this agreement amounted to approximately $10.7 million and $5.8 million for the years ended December 31, 2006 and 2005, respectively. There were no expenses incurred for the year ended December 31, 2004.

The Company has a service agreement with Sun Life Information Services Ireland Limited ("SLISIL") under which SLISIL provides various insurance related and information systems services to the Company. Expenses under this agreement amounted to approximately $19.6 million, $13.9 million and $10.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with SLC - U.S. Ops Holdings under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $22.6 million, $23.4 million and $22.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in December 31, 2009 and options to extend the terms for each of twelve successive five-year terms at fair market value of the fixed rent for the term which is then ending. Rent received by the Company under the leases amounted to approximately $10.6 million, $10.6 million, and $11.8 million in 2006, 2005 and 2004, respectively. Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

In 2006, the Company declared and paid $300.0 million in cash dividends to the Parent. In 2005, the Company declared and paid $200.0 million in dividends to the Parent, consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its indirect parent, SLC - U.S. Ops Holdings.

On December 31, 2004, the Company received a $60.0 million capital contribution from its indirect parent, SLC - U.S. Ops Holdings.

In 2004, the employees of the Company became participants in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value, upon vesting, is the fair market value of an equal number of common shares of SLF stock. The Company incurred expenses of $7.3 million, $7.0 million and $4.1 million relating to RSUs for the years ended December 31, 2006, 2005 and 2004, respectively.

In 2006, the Company recorded a tax benefit of $4.5 million through paid-in-capital for SLF stock options issued to employees of the Company for the year ended December 31, 2006. In 2005, the Company recorded a tax benefit of $7.0 million through paid-in-capital for stock options issued to employees of the Company during 2001 through 2005. The $7.0 million tax benefit is comprised of a $2.5 million tax benefit on expenses accrued at its indirect parent, SLF, and a $4.5 million adjustment to record the excess tax benefit over the recorded book expense for stock options exercised.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

At December 31, 2006, the Company had $460.0 million in promissory notes maturing June 30, 2012 issued to an affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"). The Company pays interest semi-annually to Sun Life (Hungary) LLC. The Company expensed $26.5 million for interest on these promissory notes for each of the years ended December 31, 2006, 2005 and 2004, respectively. The proceeds of the notes were used to purchase fixed-rate government and corporate bonds.

At December 31, 2006 and 2005, the Company had $565.0 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2006, 2005 and 2004, respectively.

At December 31, 2006 and 2005, the Company, through the Partnership, had $600 million of 8.526% partnership capital securities issued to the Capital Trust. The Company expensed $51.2 million for interest on these partnership capital securities for each of the years ended December 31, 2006, 2005 and 2004, respectively.

At December 31, 2006 and 2005, the Company, through the Partnership, owned $600 million of 8.526% subordinated notes issued by the Parent. Interest earned on these notes was $51.2 million for each of the years ended December 31, 2006, 2005 and 2004, respectively.

The Company purchased a total of $140.0 million in promissory notes from MFS in 2004 and 2003. Interest earned for the years ended December 31, 2005 and 2004 was $4.2 million and $4.0 million, respectively. As of December 31, 2005, the Company sold and transferred these notes to affiliates. On December 31, 2005, the Company sold notes with a par value of $90.0 million to an affiliate, Sun Life (Hungary) LLC, and recognized a loss of $3.3 million. On September 23, 2005, the Company transferred notes with a par value of $50.0 million to the Parent as a dividend. The Company recognized a loss of $0.6 million on the transfer of these notes to the Parent.

During the years ended December 31, 2006, 2005 and 2004, the Company paid $24.3 million, $23.2 million and $35.0 million, respectively, in commission fees to an affiliate, Sun Life Financial Distributors, Inc., ("SLFD"). The Company also has an agreement with SLFD and the Parent whereby the Parent provides expense reimbursements to the Company for administrative services provided by the Company to SLFD. The Company received reimbursement of $3.2 million for the year ended December 31, 2006 related to this agreement. In addition, the Company received fee income for administrative services provided to SLFD of $7.1 million and $5.9 million for the years ended December 31, 2005 and 2004, respectively.

During the years ended December 31, 2006, 2005 and 2004, the Company paid $20.1 million, $25.1 million and $45.1 million, respectively, in commission fees to Independent Financial Marketing Group, Inc., an affiliate.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with SCA under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable contracts issued by the Company. Amounts received under this agreement amounted to approximately $1.5 million and $2.4 million for the year ended December 31, 2006 and 2005. SCA was a consolidated entity of the Company through December 31, 2004.

The Company paid $14.9 million and $16.4 million for the years ended December 31, 2006 and 2005 in investment management services fees to SCA, an affiliate and registered investment adviser.

On September 12, 2006, the Company entered into a Terms Agreement (the "2006-B Terms Agreement") with its affiliates Sun Life Financial Global Funding III, L.P. (the "Issuer III"), Sun Life Financial Global Funding III, U.L.C. (the "ULC III") and Sun Life Financial Global Funding III, L.L.C. (the "LLC III"), and with Citigroup Global Markets, Inc., Deutsche Bank Securities Inc., Morgan Stanley & Co. Incorporated, Banc of America Securities LLC, Credit Suisse Securities (USA) LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, RBC Capital Markets Corporation and Wachovia Capital Markets (each, an "Initial Purchaser" and collectively, the "2006-B Initial Purchasers"), in connection with the offer and sale by the Issuer III of $750 million of Series 2006-1 Floating Rate Notes due 2013 ("2006-B Notes"). On September 21, 2006, the Company entered into another Terms Agreement (together with the original 2006-B Terms Agreement, the "2006-B Terms Agreements") with the same parties as the original 2006-B Terms Agreement in connection with the offer and sale by the Issuer III of a second tranche of $150 million of 2006-B Notes. The payment obligations of the Issuer III for the full $900 million of 2006-B Notes are unconditionally guaranteed by the LLC III pursuant to a guarantee (the "2006-B Secured Guarantee") dated as of September 19, 2006, and the obligations of the LLC III under the 2006-B Secured Guarantee are secured by two floating rate funding agreements issued by the Company to the LLC III, one for $750 million issued on September 19, 2006 and another for $150 million issued on September 29, 2006. Total interest credited for the funding agreements was $14.9 million for the year ended December 31, 2006.

The 2006-B Terms Agreements incorporate by reference the provisions of a Purchase Agreement dated as of September 5, 2006 by and among the Issuer III, the ULC III, the LLC III, the Company and all of the 2006-B Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2006 Initial Purchaser against certain securities law liabilities related to the offering of the 2006-B Notes.

In addition, the Company issued a $100 million floating rate demand note payable to the LLC III on September 19, 2006. The Company expensed $1.7 million for interest on this demand note for the year ended December 31, 2006.

The Company has entered into an interest rate swap agreement with the LLC III with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.

On May 17, 2006, the Company entered into a Terms Agreement (the "2006-A Terms Agreement") with its affiliates Sun Life Financial Global Funding II, L.P. (the "Issuer II"), Sun Life Financial Global Funding II, U.L.C. (the "ULC II") and Sun Life Financial Global Funding II, L.L.C. (the "LLC II"), and with Citigroup Global Markets, Inc. ("Citigroup"), Morgan Stanley & Co. Incorporated ("Morgan Stanley"), Banc of America Securities LLC, Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Lehman Brothers Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (collectively, with Citigroup and Morgan Stanley, the "2006-A Initial Purchasers"), in connection with the offer and sale by the Issuer II of $900 million of Series 2006-1 Floating Rate Notes due 2011 (the "2006-A Notes"). The payment obligations of the Issuer II are unconditionally guaranteed by the LLC II pursuant to a guarantee (the "2006-A Secured Guarantee"), and the obligations of the LLC II under the 2006-A Secured Guarantee are secured by a $900 million floating rate funding agreement issued by the Company to the LLC II. The 2006-A Terms Agreement incorporates by reference the provisions of a Purchase Agreement dated as of May 15, 2006 by and among the Issuer II, the ULC II, the LLC II, the Company and the 2006-A Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2006 Initial Purchaser against certain securities law liabilities related to the offering of the 2006-A Notes. Total interest credited for the funding agreement was $30.7 million for the year ended December 31, 2006.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On May 24, 2006, the Company also issued a $100 million floating rate demand note payable to the LLC II. The Company expensed $3.4 million for interest on this demand note for the year ended December 31, 2006.

The Company has entered into an interest rate swap agreement with the LLC II with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreement to fixed rate obligations. The net interest payable under this swap agreement was $0.2 million at December 31, 2006.

On June 3, 2005, the Company entered into a Terms Agreement (the "2005 Terms Agreement") with its affiliates, Sun Life Financial Global Funding, L.P. (the "Issuer"), Sun Life Financial Global Funding, U.L.C. (the "ULC") and Sun Life Financial Global Funding, L.L.C. (the "LLC"), and with Citigroup, Morgan Stanley, Banc of America Securities LLC, Credit Suisse First Boston LLC, J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (collectively, the "2005 Initial Purchasers"), in connection with the offer and sale by the Issuer of $600 million of Series 2005-1 Floating Rate Notes due 2010 (the "First Tranche Notes").

On June 29, 2005, the Company entered into a Second Terms Agreement (the "Second 2005 Terms Agreement") with the Issuer, the ULC and the LLC, and with Citigroup and Morgan Stanley, in connection with the offer and sale by the Issuer of $300 million of Series 2005-1 Floating Rate Notes due 2010 (the "Second Tranche Notes").

The payment obligations of the Issuer under the First Tranche Notes and the Second Tranche Notes are unconditionally guaranteed by the LLC pursuant to a guarantee (the "2005 Secured Guarantee") dated as of June 10, 2005, and the obligations of the LLC under the 2005 Secured Guarantee are secured by two floating rate funding agreements issued by the Company to the LLC, one for $600 million issued on June 10, 2005 and one for $300 million issued on July 5, 2005. The Company issued a total of $900 million funding agreements to the LLC in connection with the First Tranche Notes and Second Tranche Notes. The Terms Agreement and the Second Terms Agreement incorporate by reference the provisions of a Purchase Agreement dated as of November 11, 2004 by and among the Issuer, the ULC, the LLC, the Company, and the 2005 Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2005 Initial Purchaser against certain securities law liabilities related to the offering of the First Tranche Notes and the Second Tranche Notes.

Total interest credited for the funding agreements associated with the First Tranche Notes and Second Tranche Notes was $49.5 million and $20.7 million for the years ended December 31, 2006 and 2005, respectively.

On June 10, 2005, the Company issued a $100 million floating rate demand note payable to the LLC. The Company expensed $5.5 million and $2.3 million for interest on the demand note for the years ended December 31, 2006 and 2005, respectively.

The Company has entered into two interest rate swap agreements with the LLC with an aggregate notional amount of $900 million that effectively convert the floating rate payment obligations under the funding agreements to fixed rate obligations. The net interest (payable) receivable under these swap agreements was $(0.5) million and $0.1 million at December 31, 2006 and 2005, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

The following table lists the details of notes due to affiliates at December 31, 2006 (in 000’s):

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Sun Life (Hungary) LLC	Promissory	5.760%	06/30/2012	380,000	21,888
Sun Life (Hungary) LLC	Promissory	5.710%	06/30/2012	80,000	4,568
Sun Life Financial Global Funding I, L.L.C.	Demand	Libor plus 0.35%	07/6/2010	100,000	5,518
Sun Life Financial Global Funding II, L.L.C.	Demand	Libor plus 0.26%	07/6/2011	100,000	3,428
Sun Life Financial Global Funding III, L.L.C.	Demand	Libor plus 0.35%	10/6/2013	100,000	1,660
				$ 1,325,000	$ 79,645

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS

Fixed Maturities
The amortized cost and fair value of fixed maturities at December 31, 2006, was as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 4,415,712	$ 38,390	$ (58,980)	$ 4,395,122
Foreign Government & Agency Securities	79,319	3,512	(283)	82,548
States & Political Subdivisions	495	32	-	527
U.S. Treasury & Agency Securities	307,580	2,637	(4,027)	306,190

Corporate securities:
Basic Industry	204,355	4,217	(3,182)	205,390
Capital Goods	520,338	11,507	(3,973)	527,872
Communications	1,163,026	20,149	(24,077)	1,159,098
Consumer Cyclical	1,051,633	10,127	(28,599)	1,033,161
Consumer Noncyclical	364,459	7,847	(2,302)	370,004
Energy	350,930	6,226	(3,547)	353,609
Finance	3,201,774	43,217	(33,235)	3,211,756
Industrial Other	228,442	7,446	(629)	235,259
Technology	22,779	357	(852)	22,284
Transportation	307,542	10,418	(5,458)	312,502
Utilities	1,405,066	35,310	(17,725)	1,422,651
Total Corporate	8,820,344	156,821	(123,579)	8,853,586

Total available-for-sale fixed maturities	$ 13,623,450	$ 201,392	$ (186,869)	$ 13,637,973

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 30,751	$ -	$ 630,751

Total held-to-maturity fixed maturities	$ 600,000	$ 30,751	$ -	$ 630,751

	Amortized	Gross	Gross
	Cost	Gains	Losses	Fair Value
Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 353,571	$ 3,851	$ (3,479)	$ 353,943
Foreign Government & Agency Securities	40,274	710	(152)	40,832
U.S. Treasury & Agency Securities	796	10	-	806

Corporate securities:
Basic Industry	8,237	596	-	8,833
Capital Goods	71,060	540	-	71,600
Communications	735,753	5,378	(5,077)	736,054
Consumer Cyclical	279,856	2,628	(3,550)	278,934
Consumer Noncyclical	159,221	633	(901)	158,953
Energy	20,620	2,388	-	23,008
Finance	1,742,731	14,625	(7,385)	1,749,971
Industrial Other	55,950	405	(839)	55,516
Transportation	48,887	1,873	(672)	50,088
Utilities	321,776	7,476	(1,737)	327,515
Total Corporate	3,444,091	36,542	(20,161)	3,460,472

Total trading fixed maturities	$ 3,838,732	$ 41,113	$ (23,792)	$ 3,856,053

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)
The amortized cost and fair value of fixed maturities at December 31, 2005, was as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,234,792	$ 40,958	$ (74,124)	$ 5,201,626
Foreign Government & Agency Securities	86,360	2,965	(64)	89,261
States & Political Subdivisions	742	24	-	766
U.S. Treasury & Agency Securities	449,877	4,773	(4,286)	450,364

Corporate securities:
Basic Industry	228,782	6,192	(3,384)	231,590
Capital Goods	602,974	20,310	(4,507)	618,777
Communications	1,285,638	32,582	(24,476)	1,293,744
Consumer Cyclical	1,321,417	16,741	(62,470)	1,275,687
Consumer Noncyclical	548,636	16,985	(6,206)	559,415
Energy	445,207	15,281	(2,225)	458,264
Finance	3,167,168	50,719	(28,844)	3,189,043
Industrial Other	246,421	9,913	(1,029)	255,305
Technology	49,288	853	(1,127)	49,014
Transportation	409,812	17,786	(7,739)	419,859
Utilities	1,543,713	54,264	(13,544)	1,584,433
Total Corporate	9,849,056	241,626	(155,551)	9,935,131

Total available-for-sale fixed maturities	$ 15,620,827	$ 290,346	$ (234,025)	$ 15,677,148

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 45,755	$ -	$ 645,755

Total held-to-maturity fixed maturities	$ 600,000	$ 45,755	$ -	$ 645,755

	Amortized	Gross	Gross
	Cost	Gains	Losses	Fair Value
Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 209,548	$ 1,915	$ (3,776)	$ 207,687
Foreign Government & Agency Securities	19,516	-	(136)	19,380

Corporate securities:
Basic Industry	8,649	783	-	9,432
Capital Goods	15,651	751	-	16,402
Communications	343,647	3,607	(8,542)	338,712
Consumer Cyclical	246,522	2,615	(6,160)	242,977
Consumer Noncyclical	84,411	712	(2,370)	82,753
Energy	27,675	3,187	-	30,862
Finance	713,043	13,996	(8,285)	718,754
Industrial Other	47,464	798	(928)	47,334
Technology	3,801	82	-	3,883
Transportation	60,950	2,588	(4,696)	58,842
Utilities	201,885	8,244	(2,299)	207,830
Total Corporate	1,753,698	37,363	(33,280)	1,757,781

Total trading fixed maturities	$ 1,982,762	$ 39,278	$ (37,192)	$ 1,984,848

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below. Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2006
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$ 410,397	$ 410,402
Due after one year through five years	2,206,629	2,226,776
Due after five years through ten years	3,807,300	3,791,183
Due after ten years	2,783,412	2,814,491
Subtotal - Maturities available-for-sale	9,207,738	9,242,852
Asset-backed securities	4,415,712	4,395,121
Total Available-for-sale	$ 13,623,450	$ 13,637,973

Maturities of trading fixed securities:
Due in one year or less	$ 138,476	$ 138,797
Due after one year through five years	1,342,987	1,345,899
Due after five years through ten years	1,757,081	1,764,447
Due after ten years	246,617	252,968
Subtotal - Maturities of trading	3,485,161	3,502,111
Asset-backed securities	353,571	353,942
Total Trading	$ 3,838,732	$ 3,856,053

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 630,751

Gross gains of $39.2 million, $61.0 million and $152.5 million and gross losses of $92.3 million, $38.9 million and $45.4 million were realized on the sale of fixed maturities for the years ended December 31, 2006, 2005 and 2004, respectively.

Fixed maturities with an amortized cost of approximately $12.0 million and $10.9 million at December 31, 2006 and 2005, respectively, were on deposit with federal and state governmental authorities as required by law.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

As of December 31, 2006 and 2005, 96.5% and 94.7%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized statistical rating organizations. During 2006, 2005 and 2004, the Company incurred realized losses totaling $6.3 million, $29.7 million and $32.5 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

The Company has discontinued accruing income on all of its holdings for issuers that are in default. The termination of accrual accounting on these holdings reduced previously accrued income by $0.6 million, $1.7 million and $7.0 million for the years ended December 31, 2006, 2005 and 2004, respectively. The fair market value of these investments was $24.4 million and $29.8 million for the years ended December 31, 2005 and 2004, respectively. As of December 31, 2006, the Company did not have any holding for issuers that were in default.

The following table provides the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2006:

	Less Than Twelve Months		Twelve Months Or More		Total
Corporate Securities
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 7,750	$ (109)	$ 43,426	$ (3,073)	$ 51,176	$ (3,182)
Capital Goods	50,624	(399)	108,017	(3,574)	158,641	(3,973)
Communications	228,260	(4,389)	292,442	(19,688)	520,702	(24,077)
Consumer Cyclical	175,557	(3,380)	514,067	(25,219)	689,624	(28,599)
Consumer Noncyclical	138,379	(942)	33,801	(1,360)	172,180	(2,302)
Energy	75,777	(1,357)	43,064	(2,190)	118,841	(3,547)
Finance	482,642	(5,525)	874,370	(27,710)	1,357,012	(33,235)
Industrial Other	14,092	(15)	11,214	(614)	25,306	(629)
Technology	-	-	13,938	(852)	13,938	(852)
Transportation	30,905	(207)	111,423	(5,251)	142,328	(5,458)
Utilities	252,419	(3,303)	429,194	(14,422)	681,613	(17,725)

Total Corporate	1,456,405	(19,626)	2,474,956	(103,953)	3,931,361	(123,579)

Non-Corporate
Asset Backed and Mortgage Backed Securities	912,875	(5,565)	1,978,436	(53,415)	2,891,311	(58,980)
Foreign Government & Agency Securities	-	-	13,865	(283)	13,865	(283)
U.S. Treasury & Agency Securities	147,386	(2,026)	86,591	(2,001)	233,977	(4,027)

Total Non-Corporate	1,060,261	(7,591)	2,078,892	(55,699)	3,139,153	(63,290)

Grand Total	$2,516,666	$(27,217)	$ 4,553,848	$(159,652)	$7,070,514	$ (186,869)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

The following table provides the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2005:

	Less Than Twelve Months		Twelve Months Or More		Total
Corporate Securities
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 62,351	$ (1,334)	$ 47,710	$ (2,050)	$ 110,061	$ (3,384)
Capital Goods	37,622	(476)	172,069	(4,031)	209,691	(4,507)
Communications	207,469	(12,291)	284,749	(12,185)	492,218	(24,476)
Consumer Cyclical	475,628	(31,554)	352,308	(30,916)	827,936	(62,470)
Consumer Noncyclical	82,655	(3,602)	116,271	(2,604)	198,926	(6,206)
Energy	44,087	(739)	56,103	(1,486)	100,190	(2,225)
Finance	754,646	(13,576)	685,785	(15,268)	1,440,431	(28,844)
Industrial Other	12,450	(535)	17,657	(494)	30,107	(1,029)
Technology	18,971	(829)	6,703	(298)	25,674	(1,127)
Transportation	64,664	(2,987)	95,889	(4,752)	160,553	(7,739)
Utilities	138,031	(3,438)	444,299	(10,106)	582,330	(13,544)

Total Corporate	1,898,574	(71,361)	2,279,543	(84,190)	4,178,117	(155,551)

Non-Corporate
Asset Backed and Mortgage Backed Securities	1,965,773	(43,011)	1,240,823	(31,113)	3,206,596	(74,124)
Foreign Government & Agency Securities	1,002	(3)	19,118	(61)	20,120	(64)
U.S. Treasury & Agency Securities	56,051	(633)	216,469	(3,653)	272,520	(4,286)

Total Non-Corporate	2,022,826	(43,647)	1,476,410	(34,827)	3,499,236	(78,474)

Grand Total	$ 3,921,400	$ (115,008)	$ 3,755,953	$ (119,017)	$ 7,677,353	$ (234,025)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company’s process focuses on issuer operating performance and overall industry and market conditions. Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

The Company’s analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments as well as the Company’s ability and intention, if any, to dispose of its position prior to the fair value increasing so as to allow recovery of the Company’s cost. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions. The committee meets and reviews the results of the Company’s impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2006 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities

Basic Industry	2	12	14
Capital Goods	9	15	24
Communications	22	64	86
Consumer Cyclical	28	57	85
Consumer Noncyclical	14	10	24
Energy	13	15	28
Finance	80	137	217
Industrial Other	3	2	5
Technology	-	3	3
Transportation	8	47	55
Utilities	39	55	94

Total Corporate	218	417	635

Non-Corporate
Asset Backed and Mortgage Backed Securities	368	741	1,109
Foreign Government & Agency Securities	-	3	3
U.S. Treasury & Agency Securities	10	25	35

Total Non-Corporate	378	769	1,147

Grand Total	596	1,186	1,782

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2005 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities

Basic Industry	17	7	24
Capital Goods	6	18	24
Communications	46	44	90
Consumer Cyclical	71	40	111
Consumer Noncyclical	23	18	41
Energy	9	14	23
Finance	113	81	194
Industrial Other	1	6	7
Technology	2	1	3
Transportation	17	43	60
Utilities	32	42	74

Total Corporate	337	314	651

Non-Corporate
Asset Backed and Mortgage Backed Securities	696	353	1,049
Foreign Government & Agency Securities	1	2	3
U.S. Treasury & Agency Securities	16	32	48

Total Non-Corporate	713	387	1,100

Grand Total	1,050	701	1,751

The Company has made funding commitments of private placement bonds into the future. The outstanding funding commitments for these private placement bonds amounted to $4.1 million at December 31, 2006. There were no outstanding funding commitments for private placement bonds at December 31, 2005.

The Company had unfunded commitments with respect to funding of limited partnerships of approximately $53.3 million and $71.3 million at December 31, 2006 and 2005, respectively.

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

Mortgage Loans and Real Estate (continued)

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

	December 31,
	2006	2005

Total mortgage loans	$ 2,273,176	$ 1,739,370

Real estate:
Held for production of income	186,891	170,510
Total real estate	$ 186,891	$ 170,510

Accumulated depreciation on real estate was $27.2 million and $23.0 million at December 31, 2006 and 2005, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has impaired mortgage loans and impaired-but-performing mortgage loans totaling $3.9 million and $6.3 million at December 31, 2006 and 2005, respectively.

Activity for the investment valuation allowances was as follows:

	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2006
Mortgage loans	$ 6,272	$ 400	$ (2,744)	$ 3,928

2005
Mortgage loans	$ 7,646	$ 800	$ (2,174)	$ 6,272

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

	2006	2005
Property Type:
Office building	$ 864,486	$ 703,927
Residential	115,822	87,874
Retail	998,291	751,041
Industrial/warehouse	310,346	264,567
Other	175,050	108,743
Valuation allowances	(3,928)	(6,272)
Total	$ 2,460,067	$ 1,909,880

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4.  INVESTMENTS (CONTINUED)

	2006	2005
Geographic region:

Alaska	$ 3,041	$ -
Alabama	7,824	8,070
Arizona	56,964	48,113
Arkansas	474	-
California	179,502	144,829
Colorado	32,294	33,238
Connecticut	15,016	30,026
Delaware	20,445	15,194
Florida	264,316	140,592
Georgia	86,510	80,802
Idaho	2,635	-
Illinois	47,777	23,118
Indiana	23,471	19,950
Iowa	364	-
Kansas	6,089	-
Kentucky	32,000	25,623
Louisiana	38,314	32,186
Maine	12,508	-
Maryland	58,318	64,724
Massachusetts	141,485	142,421
Michigan	15,522	6,799
Minnesota	40,259	53,157
Missouri	88,348	34,567
Mississippi	770	-
Montana	483	-
Nebraska	12,615	7,948
Nevada	7,304	7,509
New Hampshire	961	-
New Jersey	44,003	36,042
New Mexico	10,097	7,386
New York	313,204	240,390
North Carolina	44,866	43,111
North Dakota	2,150	-
Ohio	145,692	128,525
Oklahoma	4,900	-
Oregon	23,910	11,968
Pennsylvania	136,091	118,709
South Carolina	31,688	-
South Dakota	977	-
Tennessee	41,161	32,430
Texas	295,284	211,889
Utah	30,710	29,718
Virginia	16,825	17,386
Washington	77,525	73,326
West Virginia	4,874	-
Wisconsin	18,663	19,494
All other	25,766	26,912
Valuation allowances	(3,928)	(6,272)
Total	$ 2,460,067	$ 1,909,880

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

At December 31, 2006, scheduled mortgage loan maturities were as follows:

2007	$ 31,619
2008	41,168
2009	42,433
2010	53,443
2011	150,548
Thereafter	1,953,965
Total	$ 2,273,176

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate and other loans into the future. The outstanding funding commitments for these mortgages amount to $99.0 million and $115.8 million at December 31, 2006 and 2005, respectively.

During 2004, the Company sold commercial mortgage loans in securitization transactions. The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates. In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company’s other assets for failure of debtors to pay when due. The value of the Company’s retained interests are subject to credit and interest rate risk on the transferred financial assets. The Company recognized pre-tax gains of $3.0 million for its 2004 securitization transaction. The Company did not sell any commercial mortgage loans in securitization transactions in 2005 or 2006.

The tranches retained through the 2004 securitization were considered interest only strips ("I/O"). Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:

	Exeter I/O	Fairfield I/O
Prepayment speed	-	-
Weighted average life in years	5.72-5.92	2.89-8.74
Expected credit losses	-	-
Residual cash flows discount rate	4.80%-4.84%	4.43%-5.28%
Treasury rate interpolated for average life	3.35%-3.39%	3.18%-4.03%
Spread over treasuries	1.45%	1.25%
Duration in years	6.64-10.14	1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2006 were as follows:

	Exeter I/O	Fairfield I/O
Amortized cost of retained
Interests	$ 646	$ 275
Fair value of retained interests	674	109
Weighted average life in years	4.06 - 7.56	0.93

Expected Credit Losses
Fair value of retained interest as a result of a .20% of adverse change	674	109
Fair value of retained interest as a result of a .30% of adverse change	674	109

Residual Cash flows Discount Rate
Fair value of retained interest as a result of a 10% of adverse change	672	109
Fair value of retained interest as a result of a 20% of adverse change	670	109

The outstanding principal amount of the securitized commercial mortgage loans was $849.6 million at December 31, 2006, none of which were 60 days or more past due. There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2006.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2006 were as follows in regards to tranches retained for securitizations completed between the years 2000 and 2003:

Commercial Mortgages
Amortized cost of retained
Interests	$ 23,063
Fair value of retained interests	23,819
Weighted average life in years	2.98 - 13.73

Expected Credit Losses
Fair value of retained interest as a result of a .20% of adverse change	23,532
Fair value of retained interest as a result of a .30% of adverse change	23,406

Residual Cash flows Discount Rate
Fair value of retained interest as a result of a 10% of adverse change	23,074
Fair value of retained interest as a result of a 20% of adverse change	22,362

The outstanding principal amount of the securitized commercial mortgage loans was $872.8 million at December 31, 2006, none of which were 60 days or more past due. There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2006.

Securities Lending

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral on a daily basis, in amounts in excess of 102% of the fair value of the applicable securities loaned. The Company maintains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $895.3 million and $495.7 million at December 31, 2006 and 2005, respectively. Fees earned on securities lending transactions were $2.3 million, $1.9 million and $1.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Leveraged Leases

The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased through a VIE for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

Leveraged Leases (continued)

The Company's net investment in the leveraged lease is composed of the following elements:

	Year ended December 31,
	2006	2005
Lease contract receivable	$ 18,631	$ 25,914
Less: non-recourse debt	-	(1,410)
Net Receivable	18,631	24,504
Estimated value of leased assets	20,795	21,420
Less: unearned and deferred income	(6,506)	(9,178)
Investment in leveraged leases	32,920	36,746
Less: fees	(113)	(138)
Net investment in leveraged leases	$ 32,807	$ 36,608

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements. Interest rate swap agreements are agreements to exchange with a counter-party interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) as an economic hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counter-party credit risk is the difference in payments exchanged. The fair value of swap agreements is included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes payer swaptions to hedge exposure to interest rate risk. Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement. A premium is paid on settlement date and no further cash transactions occur until the positions expire. The swaptions have a physical settlement at expiration for which an interest rate swap becomes effective. Swaptions are carried at fair value which is included in derivative instruments - receivable (positive position) in the accompanying balance sheet and the change in value is offset to derivative income.

The Company utilizes over-the-counter ("OTC") put options and exchange traded futures on the Standard & Poor’s 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the GMDB and living benefit features of the Company's variable annuities. The Company also purchases OTC call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts. Options are carried at fair value and are included with derivative instruments - receivable in the Company’s balance sheet.

Standard & Poor’s indexed futures contracts are entered into for purposes of hedging fixed index products. The interest credited on these 1, 5, 7 and 10 year term products is based on the changes in the S&P 500 Index. On trade date, an initial cash margin is exchanged. Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company issues annuity contracts that contain a derivative instrument that is "embedded" in the contract. Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract) and is carried at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

From 2000 through 2002, the Company marketed GICs to unrelated third parties. Each transaction is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps. The combination of the currency swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative gains (losses) are gains (losses) on the translation of foreign currency denominated GIC liabilities of $(90.2) million, $197.1 million and $(83.3) million for the years ended December 31, 2006, 2005 and 2004, respectively.

Beginning in 2005, the Company marketed GICs to unrelated third parties and entered into funding agreements and interest rate swaps as part of this guaranteed investment program. The interest rate swaps allow the Company to lock in U.S. dollar fixed rate payments for the life of the contracts.

The Company does not employ hedge accounting. The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified. As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) for the years ended December 31 consisted of the following:

	2006	2005	2004
Net expense on swap agreements	$(7,749)	$(64,915)	$(62,514)
Change in fair value of swap agreements (interest rate, currency, and equity)	8,392	101,320	(43,977)
Change in fair value of options, futures and embedded derivatives	8,446	(19,931)	8,072
Net derivative income (losses)	$9,089	$16,474	$(98,419)

The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral required is determined by agreed upon thresholds with the counter-parties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2006 and 2005, $43.0 million and $35.6 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

	2006
	Notional	Fair Value
	Principal	Asset (Liability)
	Amounts

Interest rate swaps	$10,759,984	$ (84,860)
Currency swaps	488,377	169,618
Equity swaps	172,329	52,664
Currency forwards	3,570	2,493
Futures	1,008,792	(2,313)
Swaptions	1,500,000	1,428
S&P 500 index call options	4,166,184	337,441
S&P 500 index put options	1,103,502	16,879

Total	$19,202,738	$ 493,350

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

4. INVESTMENTS (CONTINUED)

	2005
	Notional	Fair Value
	Principal	Asset (Liability)
	Amounts

Interest rate swaps	$ 6,764,984	$ (115,333)
Currency swaps	534,916	116,070
Equity swaps	181,334	29,463
Currency forwards	2,571	(2,079)
Credit Default Swaps	10,000	(3)
Futures	745,009	(1,724)
Swaptions	2,500,000	8,979
S&P 500 index call options	3,410,279	225,243
S&P 500 index put options	1,160,202	29,566

Total	$ 15,309,295	$ 290,182

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment (losses) gains consisted of the following for the years ended December 31:

	2006	2005	2004

Fixed maturities	$ (53,120)	$ 21,873	$ 108,603
Equity securities	519	(6)	3,375
Mortgage and other loans	1,543	614	858
Real estate	-	318	-
Other invested assets	(19)	12,741	(1,601)
Other than temporary declines	(6,329)	(29,707)	(32,494)
Sales on previously impaired assets	12,895	11,092	17,333

Total	$ (44,511)	$ 16,925	$ 96,074

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

	2006	2005	2004

Fixed maturities	$ 991,738	$ 921,803	$ 1,030,973
Mortgage and other loans	135,515	103,253	83,986
Real estate	10,460	11,047	11,615
Policy loans	44,516	37,595	42,821
Other	38,858	55,245	(19,715)
Gross investment income	1,221,087	1,128,943	1,149,680
Less: Investment expenses	15,006	16,414	15,423
Net investment income	$ 1,206,081	$ 1,112,529	$ 1,134,257

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company. Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

	2006		2005
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 578,080	$ 578,080	$ 347,654	$ 347,654
Fixed maturities	18,094,026	18,124,777	18,261,996	18,307,751
Equity securities	15,895	15,895	15,427	15,427
Mortgages	2,273,176	2,267,327	1,739,370	1,790,629
Derivatives instruments -receivables	653,854	653,854	487,947	487,947
Policy loans	709,626	709,626	701,769	701,769
Separate accounts	21,060,255	21,060,255	19,095,391	19,095,391

Financial liabilities:
Contractholder deposit funds and other policy liabilities	19,428,625	18,051,332	18,668,578	17,449,961
Derivative instruments - payables	160,504	160,504	197,765	197,765
Long-term debt to affiliates	1,325,000	1,370,223	1,125,000	1,178,918
Partnership capital securities	607,826	630,751	607,826	645,755
Separate accounts	21,060,255	21,060,255	19,095,391	19,095,391

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments and equity securities: The fair values of short-term bonds are estimated to be amortized cost. The fair values of publicly-traded fixed maturities are based upon market prices or dealer quotes. For privately-placed fixed maturities, fair values are estimated by taking into account prices for publicly-traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair value of equity securities are based on quoted market prices. Equity securities are included as a component of other invested assets.

Mortgage: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivative instruments, receivables and payables: The fair values of swaps are based on current settlement values. The current settlement values are based on dealer quotes and market prices. Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Contractholder deposit funds and other policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value. The fair values of other deposits with future maturity dates are estimated using discounted cash flows. The fair values of S&P 500 Index and other equity linked embedded derivatives are produced using standard derivative valuation techniques. GMABs or GMWBs are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are included in contractholder deposit funds. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection. Policyholder assumptions are based on experience studies and industry standards.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability from this contingency is unlikely. A brief discussion of the Company’s reinsurance agreements by segment follows (see Note 15 for segmented information).

Wealth Management Segment

The Wealth Management Segment manages a closed block of SPWL insurance policies, a retirement-oriented tax-advantaged life insurance product. The Company discontinued sales of SPWL’s in response to certain tax law changes in the 1980s. The Company had SPWL policyholder balances of approximately $1.6 billion and $1.7 billion as of December 31, 2006 and 2005, respectively. On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliate.

By reinsuring the SPWL policies, the Company reduced net investment income by $97.0 million, $82.7 million and $91.2 million for the years ended December 31, 2006, 2005 and 2004, respectively. The reduction of net investment income resulting from interest paid on funds withheld includes the impact from net investment income, net derivative (loss) income and net realized investment gains. The Company also reduced interest credited by $76.0 million, $57.5 million and $79.6 million for the years ended December 31, 2006, 2005 and 2004, respectively. In addition, the Company also increased net investment income, relating to an experience rating refund under the reinsurance agreement with SLOC, by $13.0 million, $13.1 and $13.6 million for the years ended December 31, 2006, 2005 and 2004, respectively. The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis. Fee income was reduced by $37.8 million, $33.3 million and $28.7 million for the years ended December 31, 2006, 2005 and 2004, respectively, to account for these agreements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

8. REINSURANCE (CONTINUED)

Individual Protection Segment (continued)

Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.

Group Protection Segment

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY’s group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly-renewable term basis. The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY. The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY’s group long-term disability contracts. The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts. Under this agreement, certain group life mortality benefits are reinsured on a yearly-renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $0.7 million per claim for group life contracts ceded by the Company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY’s group stop loss contracts. Under this agreement, certain stop loss benefits are reinsured on a yearly- renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY. The retention limit was raised to $1.5 million for policies sold or renewed on or after January 1, 2006.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY’s group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis. The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY. The retention limit was raised to $9,000 per claim per month for claims incurred or after January 1, 2006.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The effects of reinsurance were as follows:

	For the Years Ended December 31,
	2006	2005	2004
Premiums and annuity considerations:
Direct	$ 61,713	$ 54,915	$ 62,939
Ceded	2,521	2,933	4,119
Net premiums and annuity considerations:	$ 59,192	$ 51,982	$ 58,820

Policyowner benefits:
Direct	$ 197,872	$ 225,936	$ 170,381
Ceded	40,902	38,923	29,004
Net policyowner benefits:	$ 156,970	$ 187,013	$ 141,377

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS

The Company sponsors three non-contributory defined benefit pension plans for its employees and certain affiliated employees. These plans are the staff qualified pension plan ("retirement plan"), the agent qualified pension plan ("agent pension plan") and the staff nonqualified pension plan ("UBF plan"). Expenses are allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses. The Company's funding policies for the two qualified pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA") and the Internal Revenue Code of 1986. Most qualified pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

Prior to 2006, the Company participated in the UBF plan which was sponsored by SLOC and expensed the portion of the plan cost that was allocated to the Company. Effective January 1, 2006, the plan was divided, with the Company taking over the pension benefit obligation ("PBO") and the associated unrecognized gain/loss and prior service cost/credit. The Company has included the allocated PBO in a separate line in the PBO reconciliation, and accounted for the plan as the Company’s own from that point forward.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The Company amended the retirement plan effective January 1, 2006, including the following relating to the retirement plan:

(a) To provide that no one shall become a participant in the plan after December 31, 2005;

(b) To freeze accruals under the plan as of December 31, 2005 for all participants except (i) those participants (x) who are at least age 50 and whose age plus service on January 1, 2006 equals or exceeds 60 and (y) who in 2005 choose to continue their participation in the plan, (ii) those participants who are receiving on December 31, 2005 severance or termination payments and (iii) those participants who are receiving on December 31, 2005 amounts paid under the Long Term Disability plan sponsored by the Company;.

Due to the retirement plan changes, a $1.9 million curtailment charge was recognized in 2005.

Other post retirement benefit plans have been amended effective January 1, 2006, as follows:

To provide retiree medical coverage where the retiree pays the entire cost of coverage equal to the cost paid by active employees unless the participant is a retiree as of December 31, 2005, a "grandfathered employee" or a "Rule 75 employee."

A grandfathered employee shall mean an active employee (i) who retires on or after January 1,2006 and (ii) who as of January 1, 2006 is at least age 55 with 15 or more years of service and whose age plus service is at least 75.

A Rule 75 employee shall mean an active employee (i) who is not a grandfathered employee, ii) who retires on or after January 1, 2006, and (iii) who when they retire are at least age 55 with 15 or more years of service and whose age plus service is at least 75.

For grandfathered employees and Rule 75 employees, retiree medical coverage is provided at reduced cost.

On September 29, 2006, the FASB issued SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" ("SFAS No. 158"), which amends SFAS No. 87 and SFAS No. 106 to require recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet. Under SFAS No. 158, gains and losses, prior service costs and credits, and any remaining transition amounts under SFAS No. 87 and SFAS No. 106 that have not yet been recognized through net periodic benefit cost will be recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic cost. The measurement date -- the date at which the benefit obligation and plan assets are measured -- is required to be the Company's fiscal year end. SFAS No. 158 is effective for publicly-held companies for fiscal years ending after December 15, 2006, except for the measurement date provisions, which are effective for fiscal years ending after December 15, 2008. The Company has adopted the balance sheet recognition provisions of SFAS No. 158 at December 31, 2006 and will adopt the year end measurement date in 2008. The Company recognized a liability of $2.3 million as a result of adoption of SFAS No. 158. The statement does not affect the results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the change in the retirement plan, agent pension plan and UBF plan projected benefit obligations and assets, as well as such plans’ funded status at December 31:

	2006	2005
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 229,545	$ 215,439
Other (uninsured benefit plan split)	28,118	-
Service cost	6,024	10,948
Interest cost	15,064	13,839
Actuarial loss (gain)	(9,862)	17,780
Benefits paid	(7,509)	(6,105)
Plan amendments	-	2,344
Curtailment loss (gain)	-	(24,700)
Projected benefit obligation at end of year	$ 261,380	$ 229,545

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 252,096	$ 233,551
Contributions	(496)	(1,250)
Actual return on plan assets	25,621	25,900
Benefits paid	(7,509)	(6,105)
Fair value of plan assets at end of year	$ 269,712	$ 252,096
Information on the funded status of the plan:
Funded status	$ 8,332	$ 22,551
Unrecognized net actuarial loss	-	7,802
Unrecognized transition obligation	-	(10,392)
Unrecognized prior service cost	-	3,945
4th quarter contribution	(1,108)	(1,550)
Prepaid benefit cost	$ 7,224	$ 22,356

The accumulated benefit obligation for the retirement plan, agent pension plan and UBF plan at December 31, 2006 and 2005 was $249.4 million and $222.4 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

Amounts recognized in the Company’s Consolidated Balance Sheets consist of the following as of December 31:

	2006	2005
Other assets	$ 38,345	$ 26,600
Other liabilities	(31,121)	(4,245)
	$ 7,224	$ 22,355

Amounts recognized in the Company’s Consolidated Accumulated Other Comprehensive Income ("AOCI") consist of the following:

2006

Net actuarial gain	$ (1,923)
Prior service cost	3,564
Transition asset	(8,299)
$ (6,658)

Amounts included in the Company’s AOCI for the following periods:

	December 31, 2005	December 31, 2006 (before the adoption of statement 158)	December 31, 2006

Additional Minimum Liability included in AOCI	$ 2,834	$ -	$ -
Amount included in AOCI after the adoption of SFAS No. 158	$ -	$ -	$ (6,658)

The retirement plan and agent pension plan were overfunded at December 31, 2006. The funded status of the UBF plan as of December 31, 2006 was as follows:

2006

Plan assets	$ -
Less: Projected benefit obligations	27,209
Funded status	$ (27,209)

Accumulated benefit obligation	$ 24,084

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

The agent pension plan was overfunded at December 31, 2005. The funded status of the retirement plan as of December 31, 2005 was as follows:

2005

Plan assets	$ 211,612
Less: Projected benefit obligations	219,802
Funded status	$ (8,190)

Accumulated benefit obligation	$ 212,630

The following table sets forth the components of the net periodic benefit cost and the Company’s share of net periodic benefit costs for the retirement plan, agent pension plan and UBF plan for the years ended December 31:

	2006	2005	2004

Components of net periodic benefit cost:
Service cost	$ 6,024	$ 10,948	$ 9,873
Interest cost	15,065	13,839	12,118
Expected return on plan assets	(21,672)	(20,092)	(17,704)
Amortization of transition obligation asset	(2,093)	(3,051)	(3,051)
Amortization of prior service cost	266	855	855
Curtailment loss	-	1,856	-
Recognized net actuarial loss	437	1,918	3,140
Net periodic benefit (benefit) cost	$ (1,973)	$ 6,273	$ 5,231
The Company’s share of net periodic benefit (benefit) cost	$ (1,973)	$ 4,116	$ 4,272

Prior to becoming the plan sponsor of the UBF plan, the cost recognized for the Company’s participation in the UBF plan was $2.9 million and $1.9 million for the years ended December 31, 2005 and 2004, respectively.

The estimated amounts that will be amortized from AOCI into net periodic benefit costs in 2007 are as follows:

Actuarial gain	$ (70)
Prior service cost	266
Transition asset	(2,093)
Total	$ (1,897)

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

	Pension Benefits
	2006	2005	2004
Discount rate	6.0%	5.8%	6.2%
Rate of compensation increase	4.0%	4.0%	4.0%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

Weighted average assumptions used to determine net periodic benefit cost were as follows:

	Pension Benefits
	2006	2005	2004

Discount rate	5.8%	6.2%	6.1%
Expected long term return on plan assets	8.75%	8.75%	8.75%
Rate of compensation increase	4.0%	4.0%	4.0%

The Company relies on historical market returns from Ibbotson Associates (1926-2006) to determine its overall long term rate of return on asset assumption. Applying Ibbotson’s annualized market returns of 12.3% stock, 5.8% bonds and 3.8% cash to the Company’s target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company’s retirement plan and agent pension plan assets for 2006 and 2005 measurement, and the target allocation for 2007, by asset category, are as follows:

	Target Allocation	Percentage of Plan Assets
Asset Category	2007	2006	2005

Equity Securities	60%	63%	61%
Debt Securities	25%	27%	30%
Commercial Mortgages	15%	10%	9%
Other	-%	-%	-%
Total	100%	100%	100%

The target allocations were established to reflect the Company’s investment risk posture and to achieve the desired level of return commensurate with the needs of the fund. The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:
1)	exceeds the assumed actuarial rate;
2)	exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and
3)	generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Cash Flow

Due to the over funded status of the retirement plan and the agent pension plan, the Company will not be making contributions to the plan in 2007. The Company will be making a contribution of $1.1 million to the UBF plan in 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

The Company has estimated the following future benefit payments for the years 2007 through 2016:

Pension Benefits
2007	7,852
2008	8,438
2009	8,936
2010	9,447
2011	10,035
2012 to 2016	69,668

Savings and Investment Plan

The Company sponsors and participates in a savings account that qualifies under Section 401(k) of the Internal Revenue Code (the "401(k) Plan") for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the 401(k) Plan, the Company matches, up to specified amounts, employee contributions to the plan.

On September 21, 2005, the Board of Directors of the Company approved amendments to the 401(k) Plan, including the following.

Effective January 1, 2006, the 401(k) Plan also includes a retirement investment account that qualifies under Section 401(a) of the Internal Revenue Code (the "RIA"). The Company contributes a percentage of participant’s eligible compensation as determined per the following chart based on the sum of the participant’s age and service on January 1 of the applicable plan year-

Age Plus Service	Company Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%

For RIA participants who are at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equals or exceeds 45, the Company also contributes to the RIA from January 1, 2006 through December 31, 2015, a percentage of the participant’s eligible compensation as determined per the following chart based on the participant’s age and service on January 1, 2006 -

	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%

For RIA participants who did not become participants in the retirement plan before January 1, 2006, the Company made a one-time RIA contribution in January 2006 based on the applicable percentage from the first chart above as of January 1, 2006 and their eligible compensation paid during the period beginning on their hire date and ending on December 31, 2005.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

The amount of the 2006 employer contributions under the 401(k) Plan by the Company and its affiliates was $16.3 million. Amounts are allocated to affiliates based on their respective employees’ contributions. The Company’s portion of the expense was $10.8 million, $4.6 million and $2.8 million for the years ended December 31, 2006, 2005 and 2004, respectively. The Company’s 2005 contribution includes a $1.6 million accrued retroactive adjustment related to the board approved amendments to the 401(k) Plan. This retroactive adjustment was funded in 2006.

Other Post-Retirement Benefit Plans

The Company sponsors a post-retirement benefit pension plan for its employees and certain affiliates employees providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents (the "Retirement Plan"). Expenses are allocated to participating companies based on the number of participants. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in the Retirement Plan’s obligations and assets, as well as the plan’s funded status at December 31:

Change in benefit obligation:	2006	2005

Benefit obligation at beginning of year	$ 51,300	$ 48,453
Service cost	1,311	1,333
Interest cost	2,967	2,994
Actuarial (gain) loss	(7,220)	4,596
Benefits paid	(2,756)	(2,884)
Federal Subsidy	250	-
Plan Amendments	-	(3,192)
Benefit obligation at end of year	$ 45,852	$ 51,300

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -
Employer contributions	2,756	2,884
Benefits paid	(2,756)	(2,884)
Fair value of plan assets at end of year	$ -	$ -

Information on the funded status of the plan:
Funded Status	$ (45,852)	$ (51,301)
Unrecognized net actuarial loss	-	22,741
4th quarter contribution	600	686
Unrecognized prior service cost	-	(5,609)
Accrued benefit cost	$ (45,252)	$ (33,483)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

Amounts recognized in the Company’s Consolidated Balance Sheets Consist of the following:

	2006	2005

Other liabilities	$ (45,252)	$ (33,483)

Amounts recognized in the Company’s AOCI consist of the following:

2006

Net actuarial loss	$ 14,070
Prior service credit	(5,080)
Transition liability	$ 8,990

Amounts included in the Company’s AOCI for the following periods:

	December 31, 2005	December 31, 2006 (before the adoption of statement 158)	December 31, 2006

Additional Minimum Liability included in AOCI	$ -	$ -	$ -
Amount included in AOCI after the adoption of SFAS No. 158	$ -	$ -	$ 8,990

The following table sets forth the components of the net periodic post-retirement benefit costs and the Company’s allocated share for the year ended December 31:

	2006	2005
Components of net periodic benefit cost
Service cost	$ 1,311	$ 1,333
Interest cost	2,967	2,994
Amortization of prior service cost	(529)	(241)
Recognized net actuarial loss	1,450	1,273
Net periodic benefit cost	$ 5,199	$ 5,359

The Company’s share of net periodic benefit cost	$ 4,501	$ 4,947

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

The estimated amounts that will be amortized from AOCI into net periodic benefit costs in 2007 are as follows:

Actuarial (gain)/loss	$ 912
Prior service (credit)/cost	(529)

Total	$ 383

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

	Other Benefits
	2006	2005	2004
Discount Rate	6.0%	5.8%	6.2%
Rate of Compensation increase	4.0%	4.0%	4.0%

Weighted average assumptions used to determine net cost for the years ended December 31 were as follows:

	Other Benefits
	2006	2005	2004
Discount rate	5.8%	6.2%	6.1%
Rate of compensation increase	4.0%	4.0%	4.0%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

9. RETIREMENT PLANS (CONTINUED)

In order to measure the post-retirement benefit obligation for 2006, the Company assumed a 10% annual rate of increase in the per capita cost of covered health care benefits. In addition, medical cost inflation is assumed to be 9% in 2007 and assumed to decrease gradually to 5.00% for 2011 and remain at that level thereafter. Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effect:

	1- Percentage-Point	1- Percentage-Point
	Increase	Decrease
Effect on Post retirement benefit obligation	$ 4,100	$ (3,674)

Effect on total of service and interest cost	$ 357	$ (335)

The Company has estimated the following future benefit payments for the years 2007 through 2016:

	Other Benefits	Expected Federal Subsidy
2007	$ 3,074	$ 238
2008	3,186	247
2009	3,300	254
2010	3,386	256
2011	3,416	257
2012 to 2016	$ 17,914	$ 1,214

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

10. FEDERAL INCOME TAXES

In June 2006, the FASB issued FIN 48. FIN 48 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently assessing the impact, if any, of FIN 48 on its consolidated financial statements.

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2006, as the Company did for the years ended December 31, 2005 and 2004. The Company’s subsidiary, SLNY, will file a stand-alone federal income tax return for the year ended December 31, 2006 as it did for the years 2005 and 2004. A summary of the components of federal income tax expense (benefit) in the Company’s consolidated statements of income for the years ended December 31 is as follows:

	2006	2005	2004
Federal income tax (benefit) expense:
Current	$ (5,897)	$ 11,239	$ (5,331)
Deferred	4,180	28,852	76,683

Total federal income tax (benefit) expense	$ (1,717)	$ 40,091	$ 71,352

Federal income taxes attributable to the Company’s consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The Company's effective rate differed from the statutory federal income tax rate as follows:

	2006	2005	2004

Federal income tax expense at statutory rate	$ 26,838	$ 60,210	$ 107,446
Low income housing credit	(6,225)	(5,947)	(6,021)
Separate account dividend received deduction	(13,090)	(10,150)	(10,500)
Prior year items, including settlements	(8,396)	(2,802)	(17,351)
Other items	(844)	(1,220)	(2,222)

Federal income tax (benefit) expense	$ (1,717)	$ 40,091	$ 71,352

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

	2006	2005
Deferred tax assets:
Actuarial liabilities	$ 128,848	$ 250,818
Net operating loss	7,954	-
Investments, net	146,116	40,866
Other	-	281
Total deferred tax assets	282,918	291,965

Deferred tax liabilities:
Deferred policy acquisition costs	(250,469)	(287,605)
Other	(28,852)	-
Total deferred tax liabilities	(279,321)	(287,605)

Net deferred tax asset	$ 3,597	$ 4,360

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company made income tax payments of $22.7 million in 2006 and received income tax refunds of $32.0 million in 2005. The Company did not have any net income tax payments for 2004. At December 31, 2006, the Company has $8.0 million of tax benefit on operating loss carryforwards that begin to expire in 2017.

The Company’s federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. In August of 2006 the Company was issued a Revenue Agent’s Report for the tax years 2001 and 2002. The IRS is currently conducting a federal income tax audit of the Company for the tax years 2003 and 2004. In the Company’s opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company’s consolidated financial statements. However, the amounts of these tax liabilities are estimates and could be revised in the future.

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, included within future contract and policy benefits, related to the Company’s group life, group disability insurance and stop loss products is summarized below:

	2006	2005

Balance at January 1	$ 33,141	$ 32,571
Less reinsurance recoverable	(5,886)	(6,381)
Net balance at January 1	27,255	26,190
Incurred related to:
Current year	26,644	23,881
Prior years	(1,294)	(3,143)
Total incurred	25,350	20,738
Paid losses related to:
Current year	(14,881)	(13,860)
Prior years	(6,941)	(5,813)
Total paid	(21,822)	(19,673)

Balance at December 31	36,689	33,141
Less reinsurance recoverable	(5,906)	(5,886)

Net balance at December 31	$ 30,783	$ 27,255

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are made.

As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1,294 and $3,143 in 2006 and 2005, respectively. The favorable development experienced in both years was driven mainly by better than expected loss experience in group life.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

12. LIABILITIES FOR CONTRACT GUARANTEES

On January 1, 2004, the Company adopted the AICPA’s SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:

o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
o	Reporting and measuring the Company’s interest in its separate accounts as investments.

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder’s equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract adjusted for any customer withdrawals, (b) total deposits made on the contract adjusted for any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2006:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,848,818	$ 1,612,783	66.4
Minimum Income	$ 387,699	$ 56,526	60.0
Minimum Accumulation or Withdrawal	$ 3,068,060	$ 41	61.9

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2005:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,316,183	$ 2,126,214	66.1
Minimum Income	$ 385,378	$ 68,802	59.3
Minimum Accumulation or Withdrawal	$ 1,669,284	$ 182	61.2

1 Net amount at risk represents the difference between guaranteed benefits and account balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The following roll-forward summarizes the reserve for the GMDB’s and GMIB’s at December 31, 2006:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2006	$ 41,749	$ 3,000	$ 44,749

Benefit Ratio Change / Assumption Changes	(6,594)	(925)	(7,519)
Incurred guaranteed benefits	51,255	383	51,638
Paid guaranteed benefits	(49,242)	(1,153)	(50,395)
Interest	2,755	143	2,898

Balance at December 31, 2006	$ 39,923	$ 1,448	$ 41,371

The following roll-forward summarizes the reserve for the GMDB’s and GMIB’s at December 31, 2005:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2005	$ 28,313	$ 2,422	$ 30,735

Benefit Ratio Change / Assumption Changes	15,205	(172)	15,033
Incurred guaranteed benefits	35,559	560	36,119
Paid guaranteed benefits	(39,308)	-	(39,308)
Interest	1,980	190	2,170

Balance at December 31, 2005	$ 41,749	$ 3,000	$ 44,749

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyholder benefits.

GMAB’s or GMWB’s are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection. Policyholder assumptions are based on experience studies and industry standards. The GMAB’s or GMWB’s constituted an asset in the amount of $8.4 million and $0.2 million at December 31, 2006 and 2005, respectively.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC. Previously some bonuses were deferred and amortized while others were expensed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

13. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

	2006	2005
Balance at January 1	$ 1,341,377	$ 1,147,181
Acquisition costs deferred	264,648	261,058
Amortized to expense during the year	(391,585)	(226,355)
Adjustment for unrealized investment losses during the year	19,766	159,493
Balance at December 31	$ 1,234,206	$ 1,341,377

14. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

	2006	2005
Balance at January 1	$ 53,670	$ 24,130
Amortized to expense during the year	(7,597)	(17,467)
Adjustment for unrealized investment losses during the year	1,671	47,007
Balance at December 31	$ 47,744	$ 53,670

15. SEGMENT INFORMATION

As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business. Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred. Management evaluates the results of the operating segments on an after-tax basis. The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

Effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to more closely align with rating agency standards. The changes impact the amount of capital and income on capital that is allocated to the Wealth Management, Individual Protection and Group Protection segments from the Corporate segment.

Wealth Management

The Wealth Management Segment markets, sells and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products, and funding agreements. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options. Additionally, the Company consolidates the Trust as a component of the Wealth Management Segment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

15. SEGMENT INFORMATION (CONTINUED)

Individual Protection

The Individual Protection Segment markets, sells and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

Group Protection

The Group Protection Segment markets, sells and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York through the Company’s subsidiary, SLNY.

Corporate

The Corporate Segment includes the unallocated capital of the Company, its debt financing, certain consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:

	Year ended December 31, 2006

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,386,626	$ 101,447	$ 39,833	$ 100,567	$ 1,628,473
Total expenditures	1,354,554	95,815	35,356	66,068	1,551,793
Income before income tax expense	32,072	5,632	4,477	34,499	76,680

Net income	39,857	3,801	2,910	31,724	78,292

Total assets	$ 41,485,295	$ 5,784,705	$ 78,838	$1,633,710	$ 48,982,548

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

15. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments:

	Year ended December 31, 2005

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,342,509	$ 74,535	$ 32,604	$ 110,537	$ 1,560,185
Total expenditures	1,220,198	70,991	32,333	64,636	1,388,158
Income before income tax expense and minority interest	122,311	3,544	271	45,901	172,027

Net income	93,570	2,443	176	36,963	133,152

Total assets	$ 38,631,963	$ 6,005,424	$ 55,319	$1,314,140	$ 46,006,846

	Year ended December 31, 2004

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,284,873	$ 65,366	$ 34,908	$ 162,596	$ 1,547,743
Total expenditures	1,054,852	60,785	31,605	93,470	1,240,712
Income before income tax expense, minority interest and cumulative effect of change in accounting principle	230,021	4,581	3,303	69,126	307,031

Net income	166,309	3,118	2,147	49,702	221,276

Total assets	$ 40,961,145	$ 4,111,638	$ 53,131	$1,561,629	$ 46,687,543

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

15. SEGMENT INFORMATION (CONTINUED

As described earlier, effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards. The following provides a summary of the amounts allocated from the Corporate segment to the other segments related to the allocation of income on capital for the years presented:

Year ended December 31, 2006

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals
Income (loss) before income tax expense and minority interest	$38,474	$5,397	$775	$(44,646)	$-

Year ended December 31, 2005

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals
Income (loss) before income tax expense and minority interest	$37,108	$1,429	$362	$(38,899)	$-

Year ended December 31, 2004

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals
Income (loss) before income tax expense and minority interest	$31,482	$1,015	$277	$(32,774)	$-

16. REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities. Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently. The Company’s statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries’ combined statutory capital and surplus, and net income were as follows:

	Unaudited for the Years ended December 31,
	2006	2005	2004

Statutory capital and surplus	$ 1,610,425	$ 1,778,241	$ 1,822,812
Statutory net income	123,305	140,827	249,010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

17. DIVIDEND RESTRICTIONS

The Company’s and its insurance company subsidiaries’ ability to pay dividends is subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year. Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance. The Company is permitted to pay dividends up to a maximum of $171.2 million in 2007 without prior approval from the Delaware Commissioner of Insurance.

In 2006, the Company’s board of directors approved and the Company paid $300.0 million in dividends to the Parent with the prior approval of the Delaware Commissioner of Insurance. In 2005, the Company’s board of directors approved and the Company paid $200.0 million in dividends to the Parent, consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company’s board of Directors approved and the Company paid $150.0 million of cash dividends to the Parent. On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. No dividends were paid by SLNY during 2006, 2005 or 2004.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company’s surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company’s own securities. No dividends were paid by Independence Life during 2006, 2005 or 2004.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

18. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

	2006	2005	2004
Unrealized gains on available-for-sale securities	$ 38,400	$ 56,493	$ 485,553
Reserve allocation	(9,346)	(22,039)	-
Minimum pension liability adjustment	(1,516)	(2,834)	-
DAC allocation	(2,719)	(12,842)	(172,945)
VOBA allocation	470	(1,201)	(48,208)
Tax effect and other	(11,259)	1,683	(83,762)

Accumulated Other Comprehensive Income	$ 14,030	$ 19,260	$ 180,638

19. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2006, 2005 and 2004

19. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements. The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to six years. As of December 31, 2006, minimum future lease payments under such leases were as follows:

2007	$ 5,421
2008	2,554
2009	1,472
2010	1,072
2011	1,031
Total	$ 11,550

Total rental expense for the years ended December 31, 2006, 2005 and 2004 was $7.6 million, $8.5 million and $16.3 million, respectively.

The Company has four noncancelable sublease agreements that expire on March 31, 2008. As of December 31, 2006, the minimum future lease payments under the sublease agreements were as follows:

2007	$ 1,887
2008	293
Total	$ 2,180

20. SUBSEQUENT EVENT

On March 21, 2007, the Parent notified the Partnership that it would redeem the $600 million of 8.526% subordinated debentures and the Partnership notified the Capital Trust, the holders of the $600 million of 8.526% partnership capital securities, that it will use the proceeds from the redemption of the subordinated debentures to redeem the partnership capital securities.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006.  Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants’ Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 27, 2007

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2006

Assets:
Investment in :	Shares	Cost	Value

Columbia Funds Variable Insurance Trust (VIT)
Columbia Small Cap Value Fund Sub-Account (CSC)	856	$16,194	$17,650
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	6,411	77,365	83,087
Columbia Marsico Growth Portfolio Sub-Account (NNG)	11,939	213,058	226,596
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	7,533	150,849	165,345
Fidelity Variable Insurance Products Funds (VIP)
VIP Freedom 2010 Portfolio Sub-Account (F10)	257,275	2,879,154	2,974,098
VIP Freedom 2015 Portfolio Sub-Account (F15)	679,165	7,829,223	8,088,852
VIP Freedom 2020 Portfolio Sub-Account (F20)	1,240,410	14,491,579	14,984,152
Franklin Templeton Variable Insurance Products Trust (VIP)
Mutual Shares Securities Fund Sub-Account (FMS)	2,836,896	50,534,917	58,071,261
Templeton Developing Markets Securities Fund Sub-Account (TDM)	523,279	6,324,529	7,216,012
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	1,386,885	19,468,266	22,093,074
Templeton Foreign Securities Fund Sub-Account (FTI)	24,007,183	363,069,110	449,414,460
Franklin Small Cap Value Securities Fund Sub-Account (FVS)	1,703,937	27,990,327	32,016,968
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	1,294,815	19,808,570	21,338,547
Growth & Income Portfolio Sub-Account (LA1)	10,459,184	282,235,331	306,872,467
Growth Opportunities Portfolio Sub-Account (LA9)	4,070,049	55,147,793	59,707,615
Mid Cap Value Portfolio Sub-Account (LA2)	3,757,397	79,139,015	81,836,102
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	6,813,333	79,095,029	75,696,129
Bond Series Sub-Account (BDS)	10,630,620	123,088,025	118,956,637
Capital Appreciation S Class Sub-Account (MFD)	1,432,822	24,139,392	29,114,937
Capital Appreciation Series Sub-Account (CAS)	22,006,317	438,100,580	451,129,499
Capital Opportunities S Class Sub-Account (CO1)	1,066,306	12,423,595	16,165,204
Capital Opportunities Series Sub-Account (COS)	11,045,890	167,056,151	168,228,908
Emerging Growth S Class Sub-Account (MFF)	1,030,145	14,401,150	18,738,332
Emerging Growth Series Sub-Account (EGS)	14,279,302	245,529,935	263,453,122
Emerging Markets Equity S Class Sub-Account (EM1)	762,301	15,400,139	18,546,786
Emerging Markets Equity Series Sub-Account (EME)	3,581,577	66,753,446	87,820,268
Global Governments S Class Sub-Account (GG1)	355,027	3,878,316	3,763,283
Global Governments Series Sub-Account (GGS)	3,385,439	38,559,543	36,224,194
Global Growth S Class Sub-Account (GG2)	551,868	6,124,404	8,625,700
Global Growth Series Sub-Account (GGR)	8,918,019	98,573,627	140,369,618
Global Total Return S Class Sub-Account (GT2)	1,016,820	16,099,635	18,292,583
Global Total Return Series Sub-Account (GTR)	8,645,019	133,230,215	156,561,297
Government Securities S Class Sub-Account (MFK)	21,648,642	278,442,827	272,339,922
Government Securities Series Sub-Account (GSS)	22,388,840	295,769,805	283,218,821
High Yield S Class Sub-Account (MFC)	16,678,380	112,372,936	114,747,256
High Yield Series Sub-Account (HYS)	26,906,029	180,331,947	186,458,777
International Growth S Class Sub-Account (IG1)	1,171,035	14,269,469	20,902,966
International Growth Series Sub-Account (IGS)	7,318,330	86,299,983	131,217,659
International Investors Trust S Class Sub-Account (MI1)	738,002	12,214,620	14,701,003
International Investors Trust Series Sub-Account (MII)	6,481,636	98,263,992	129,762,344
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	7,539,910	65,144,382	78,641,260
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	29,430,616	315,236,210	309,610,081
Massachusetts Investors Trust S Class Sub-Account (MFL)	8,785,935	251,042,045	295,646,727
Massachusetts Investors Trust Series Sub-Account (MIT)	22,426,001	686,742,275	760,017,178
Mid Cap Growth S Class Sub-Account (MC1)	5,843,399	29,634,299	35,352,566
Mid Cap Growth Series Sub-Account (MCS)	8,738,619	45,847,090	53,480,348
Mid Cap Value S Class Sub-Account (MCV)	2,131,966	23,029,017	24,368,374

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2006 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Money Market S Class Sub-Account (MM1)	153,920,232	$153,920,232	$153,920,232
Money Market Series Sub-Account (MMS)	183,106,091	183,106,091	183,106,091
New Discovery S Class Sub-Account (M1A)	7,994,003	107,661,214	128,063,921
New Discovery Series Sub-Account (NWD)	7,724,086	95,736,654	125,439,162
Research S Class Sub-Account (RE1)	1,529,814	22,626,827	28,454,546
Research Series Sub-Account (RES)	15,909,117	266,513,999	297,977,760
Research Growth and Income S Class Sub-Account (RG1)	741,561	9,858,520	12,643,624
Research Growth and Income Series Sub-Account (RGS)	4,551,818	59,278,499	77,972,635
Research International S Class Sub-Account (RI1)	7,517,802	116,635,829	148,626,954
Research International Series Sub-Account (RIS)	5,588,703	74,627,568	111,438,742
Strategic Growth S Class Sub-Account (SG1)	4,664,890	33,375,520	38,158,797
Strategic Growth Series Sub-Account (SGS)	3,641,133	26,240,882	30,075,762
Strategic Income S Class Sub-Account (SI1)	2,058,534	21,769,890	21,696,953
Strategic Income Series Sub-Account (SIS)	4,965,550	52,573,813	52,684,484
Strategic Value S Class Sub-Account (SVS)	847,501	8,358,677	8,983,508
Technology S Class Sub-Account (TE1)	588,405	2,380,299	3,147,970
Technology Series Sub-Account (TEC)	3,459,873	14,768,289	18,821,710
Total Return S Class Sub-Account (MFJ)	37,831,820	695,906,233	751,339,945
Total Return Series Sub-Account (TRS)	54,062,682	952,799,094	1,082,334,892
Utilities S Class Sub-Account (MFE)	2,813,073	46,933,238	64,953,860
Utilities Series Sub-Account (UTS)	14,089,311	209,317,574	327,576,477
Value S Class Sub-Account (MV1)	7,460,574	105,119,313	138,692,078
Value Series Sub-Account (MVS)	16,812,847	224,320,108	314,400,233
Oppenheimer Variable Account Funds
Capital Appreciation Fund Sub-Account (OCA)	968,954	34,786,649	39,814,313
Global Securities Fund Sub-Account (OGG)	865,584	27,657,273	31,585,162
Main Street Fund Sub-Account (OMG)	19,719,508	419,653,954	484,705,510
Main St. Small Cap Fund Sub-Account (OMS)	984,119	16,147,637	18,678,581
PIMCO Variable Insurance Trust (VIT)
Emerging Markets Bond Portfolio Sub-Account (PMB)	716,177	9,737,235	9,997,829
Low Duration Portfolio Sub-Account (PLD)	46,093,532	467,532,641	463,700,938
Real Return Porfolio Sub-Account (PRR)	3,152,812	39,918,652	37,613,046
Total Return Portfolio Sub-Account (PTR)	6,948,506	71,906,183	70,318,881
VIT All Asset Portfolio Sub-Account (PRA)	173,231	2,032,620	2,021,607
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	429,012	5,116,249	4,852,130
Sun Capital Advisers Trust (SCAT)
All Cap S Class Sub-Account (SSA)	406,620	4,756,452	5,143,745
FI Large Cap Growth Fund Sub-Account (LGF)	79,936	754,855	797,765
Investment Grade Bond S Class Sub-Account (IGB)	902,854	8,781,588	8,748,658
Real Estate Fund S Class Sub-Account (SRE)	3,794,658	81,436,417	99,533,882
Real Estate Fund Sub-Account (SC3)	806,178	13,785,226	19,831,982
Sun Capital Money Market S Class Sub-Account (CMM)	1,230,135	1,230,135	1,230,135
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	39,442	889,546	1,031,416
Wanger U.S. Smaller Companies Sub-Account (USC)	856	29,708	31,111
		$9,596,450,742	$10,807,405,092
Liability:
Payable to Sponsor			(4,358,913)
Net Assets			$10,803,046,179

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2006 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Net Assets Applicable to Participants:
Columbia Funds Variable Insurance Trust (VIT)
CSC	1,411	$17,650	$-	$17,650
NMT	6,233	83,087	-	83,087
NNG	19,841	226,596	-	226,596
NMI	11,385	165,345	-	165,345
Fidelity Variable Insurance Products Funds
F10	268,016	2,974,098	-	2,974,098
F15	715,554	8,088,852	-	8,088,852
F20	1,308,908	14,984,152	-	14,984,152
Franklin Templeton Variable Insurance Products Trust
FMS	3,368,514	58,055,538	14,790	58,070,328
TDM	511,631	7,216,012	-	7,216,012
FTG	1,134,629	22,093,074	-	22,093,074
FTI	23,906,416	449,342,669	68,946	449,411,615
FVS	1,597,154	32,000,655	15,291	32,015,946
Lord Abbett Series Fund, Inc.
LAV	1,530,051	21,338,547	-	21,338,547
LA1	17,651,095	306,725,094	142,842	306,867,936
LA9	4,902,578	59,704,699	2,804	59,707,503
LA2	4,471,238	81,805,794	28,888	81,834,682
MFS/Sun Life Series Trust:
MF7	6,133,332	75,687,153	8,163	75,695,316
BDS	8,059,857	118,512,580	518,660	119,031,240
MFD	3,012,379	29,101,960	11,054	29,113,014
CAS	33,490,792	447,309,718	3,056,508	450,366,226
CO1	1,377,231	16,126,210	35,513	16,161,723
COS	16,499,273	167,974,102	165,645	168,139,747
MFF	1,615,364	18,737,905	-	18,737,905
EGS	24,616,070	262,589,596	774,861	263,364,457
EM1	813,675	18,546,786	-	18,546,786
EME	3,300,914	87,225,053	462,557	87,687,610
GG1	283,792	3,753,996	8,446	3,762,442
GGS	2,234,976	36,074,926	126,283	36,201,209
GG2	548,900	8,610,955	13,820	8,624,775
GGR	7,063,308	139,646,187	677,279	140,323,466
GT2	1,149,650	18,278,165	13,598	18,291,763
GTR	7,258,332	155,407,257	826,658	156,233,915
MFK	25,308,705	272,124,208	208,705	272,332,913
GSS	18,582,159	281,973,220	1,347,546	283,320,766
MFC	8,020,269	114,657,496	86,400	114,743,896
HYS	11,347,579	185,603,442	585,115	186,188,557
IG1	1,126,228	20,902,161	-	20,902,161
IGS	7,850,731	130,871,503	297,705	131,169,208
MI1	703,270	14,701,003	-	14,701,003
MII	5,838,111	128,992,193	708,645	129,700,838
M1B	6,763,495	78,632,212	8,533	78,640,745
MIS	35,387,641	308,991,234	587,760	309,578,994
MFL	19,922,745	295,603,848	39,487	295,643,335
MIT	47,922,260	756,780,443	2,818,459	759,598,902

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2006 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
Net Assets Applicable to Participants:	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
MC1	3,386,735	$35,344,085	$7,281	$35,351,366
MCS	9,323,613	53,404,786	64,342	53,469,128
MCV	1,467,221	24,367,307	1,002	24,368,309
MM1	15,330,003	153,781,158	137,385	153,918,543
MMS	14,751,948	181,089,272	1,539,303	182,628,575
M1A	8,544,360	128,022,625	37,753	128,060,378
NWD	10,624,368	125,113,570	294,902	125,408,472
RE1	2,112,711	28,444,409	9,220	28,453,629
RES	18,185,522	296,534,981	1,192,350	297,727,331
RG1	979,416	12,643,624	-	12,643,624
RGS	6,003,584	77,763,648	206,753	77,970,401
RI1	6,902,034	148,619,154	7,519	148,626,673
RIS	6,522,015	111,201,562	271,310	111,472,872
SG1	2,994,133	38,157,189	1,512	38,158,701
SGS	4,617,313	30,013,015	54,758	30,067,773
SI1	1,662,083	21,677,870	17,778	21,695,648
SIS	3,797,869	52,503,651	167,529	52,671,180
SVS	611,352	8,983,508	-	8,983,508
TE1	332,775	3,147,970	-	3,147,970
TEC	4,306,342	18,799,282	19,063	18,818,345
MFJ	53,249,495	750,981,360	349,930	751,331,290
TRS	49,201,194	1,075,191,381	5,974,968	1,081,166,349
MFE	2,880,540	64,927,346	24,175	64,951,521
UTS	14,522,188	326,556,922	842,687	327,399,609
MV1	8,782,638	138,658,862	30,616	138,689,478
MVS	17,360,967	313,253,546	1,090,209	314,343,755
Oppenheimer Variable Account Fund
OCA	2,590,414	39,799,746	13,702	39,813,448
OGG	1,996,825	31,585,162	-	31,585,162
OMG	31,198,650	484,638,455	64,404	484,702,859
OMS	925,673	18,678,581	-	18,678,581
PIMCO Variable Insurance Trust
PMB	534,239	9,997,829	-	9,997,829
PLD	45,681,184	463,529,365	164,761	463,694,126
PRR	3,162,459	37,613,046	-	37,613,046
PTR	6,231,960	70,262,437	54,472	70,316,909
PRA	192,534	2,021,607	-	2,021,607
PCR	494,790	4,852,130	-	4,852,130
Sun Capital Advisers Trust (SCAT)
SSA	403,028	5,143,745	-	5,143,745
LGF	80,896	797,765	-	797,765
IGB	821,108	8,748,658	-	8,748,658
SRE	5,480,387	99,527,437	6,198	99,533,635
SC3	769,769	19,819,711	11,543	19,831,254
CMM	119,244	1,230,135	-	1,230,135
Wanger Advisors Trust
WTF	76,127	1,031,416	-	1,031,416
USC	2,650	31,111	-	31,111
Net Assets		$10,776,727,793	$26,318,386	$10,803,046,179

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006

	CSC	NMT	NNG	NMI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$24	$27	$-	$92
Mortality and expense risk charges	(123)	(304)	(1,522)	(630)
Distribution and administrative expense charges	(15)	(36)	(183)	(76)
Net investment income (loss)	$(114)	$(313)	$(1,705)	$(614)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2	$116	$158	$342
Realized gain distributions	183	509	-	959
Net realized gains (losses)	$185	$625	$158	$1,301

Net unrealized appreciation (depreciation) on investments:
End of year	$1,456	$5,722	$13,538	$14,496
Beginning of year	20	(24)	2,498	1,266
Change in unrealized appreciation (depreciation)	$1,436	$5,746	$11,040	$13,230

Realized and unrealized gains (losses)	$1,621	$6,371	$11,198	$14,531
Increase (Decrease) in net assets from operations	$1,507	$6,058	$9,493	$13,917

	F10	F15	F20	FMS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$45,542	$84,049	$199,321	$506,234
Mortality and expense risk charges	(20,960)	(52,171)	(83,895)	(661,324)
Distribution and administrative expense charges	(2,515)	(6,261)	(10,067)	(79,359)
Net investment income (loss)	$22,067	$25,617	$105,359	$(234,449)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$20,301	$17,546	$89,220	$1,263,243
Realized gain distributions	12,581	60,034	132,880	1,289,248
Net realized gains (losses)	$32,882	$77,580	$222,100	$2,552,491

Net unrealized appreciation (depreciation) on investments:
End of year	$94,944	$259,629	$492,573	$7,536,344
Beginning of year	(1,579)	(1,714)	(457)	3,305,342
Change in unrealized appreciation (depreciation)	$96,523	$261,343	$493,030	$4,231,002

Realized and unrealized gains (losses)	$129,405	$338,923	$715,130	$6,783,493
Increase (Decrease) in net assets from operations	$151,472	$364,540	$820,489	$6,549,044

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

	TDM	FTG	FTI	FVS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$44,801	$169,897	$3,980,644	$165,239
Mortality and expense risk charges	(59,205)	(224,270)	(5,294,823)	(417,977)
Distribution and administrative expense charges	(7,105)	(26,912)	(635,379)	(50,157)
Net investment income (loss)	$(21,509)	$(81,285)	$(1,949,558)	$(302,895)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$95,614	$284,069	$6,971,300	$1,365,774
Realized gain distributions	-	473,320	-	924,640
Net realized gains (losses)	$95,614	$757,389	$6,971,300	$2,290,414

Net unrealized appreciation (depreciation) on investments:
End of year	$891,483	$2,624,808	$86,345,350	$4,026,641
Beginning of year	29,558	588,840	30,117,997	2,646,122
Change in unrealized appreciation (depreciation)	$861,925	$2,035,968	$56,227,353	$1,380,519

Realized and unrealized gains (losses)	$957,539	$2,793,357	$63,198,653	$3,670,933
Increase (Decrease) in net assets from operations	$936,030	$2,712,072	$61,249,095	$3,368,038

	LAV	LA1	LA9	LA2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$117,857	$3,599,374	$-	$389,667
Mortality and expense risk charges	(237,234)	(3,718,600)	(699,591)	(985,758)
Distribution and administrative expense charges	(28,468)	(446,232)	(83,951)	(118,291)
Net investment income (loss)	$(147,845)	$(565,458)	$(783,542)	$(714,382)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$552,908	$1,417,555	$509,243	$877,867
Realized gain distributions	518,793	9,645,215	576,881	6,071,489
Net realized gains (losses)	$1,071,701	$11,062,770	$1,086,124	$6,949,356

Net unrealized appreciation (depreciation) on investments:
End of year	$1,529,977	$24,637,136	$4,559,822	$2,697,087
Beginning of year	777,058	1,849,168	2,197,649	1,921,426
Change in unrealized appreciation (depreciation)	$752,919	$22,787,968	$2,362,173	$775,661

Realized and unrealized gains (losses)	$1,824,620	$33,850,738	$3,448,297	$7,725,017
Increase (Decrease) in net assets from operations	$1,676,775	$33,285,280	$2,664,755	$7,010,635

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

	MF7	BDS	MFD	CAS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,472,511	$7,888,957	$-	$991,302
Mortality and expense risk charges	(1,100,739)	(1,631,011)	(422,405)	(6,050,932)
Distribution and administrative expense charges	(132,089)	(195,721)	(50,689)	(726,112)
Net investment income (loss)	$3,239,683	$6,062,225	$(473,094)	$(5,785,742)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(1,067,070)	$(1,306,961)	$1,414,284	$(23,183,696)
Realized gain distributions	441,140	746,842	-	-
Net realized gains (losses)	$(625,930)	$(560,119)	$1,414,284	$(23,183,696)

Net unrealized appreciation (depreciation) on investments:
End of year	$(3,398,900)	$(4,131,388)	$4,975,545	$13,028,919
Beginning of year	(3,075,768)	(2,912,624)	4,662,917	(37,734,369)
Change in unrealized appreciation (depreciation)	$(323,132)	$(1,218,764)	$312,628	$50,763,288

Realized and unrealized gains (losses)	$(949,062)	$(1,778,883)	$1,726,912	$27,579,592
Increase (Decrease) in net assets from operations	$2,290,621	$4,283,342	$1,253,818	$21,793,850

	CO1	COS	MFF	EGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$37,809	$928,506	$-	$-
Mortality and expense risk charges	(210,869)	(2,279,795)	(264,565)	(3,620,437)
Distribution and administrative expense charges	(25,304)	(273,575)	(31,748)	(434,452)
Net investment income (loss)	$(198,364)	$(1,624,864)	$(296,313)	$(4,054,889)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$401,028	$(25,390,310)	$1,240,630	$(41,708,395)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$401,028	$(25,390,310)	$1,240,630	$(41,708,395)

Net unrealized appreciation (depreciation) on investments:
End of year	$3,741,609	$1,172,757	$4,337,182	$17,923,187
Beginning of year	2,169,257	(46,534,693)	4,218,284	(45,059,329)
Change in unrealized appreciation (depreciation)	$1,572,352	$47,707,450	$118,898	$62,982,516

Realized and unrealized gains (losses)	$1,973,380	$22,317,140	$1,359,528	$21,274,121
Increase (Decrease) in net assets from operations	$1,775,016	$20,692,276	$1,063,215	$17,219,232

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

	EM1	EME	GG1	GGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$132,161	$962,156	$-	$-
Mortality and expense risk charges	(205,730)	(1,099,284)	(55,850)	(494,034)
Distribution and administrative expense charges	(24,688)	(131,914)	(6,702)	(59,284)
Net investment income (loss)	$(98,257)	$(269,042)	$(62,552)	$(553,318)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,804,557	$17,575,998	$(282,372)	$(1,572,184)
Realized gain distributions	2,052,823	13,060,609	41,595	377,943
Net realized gains (losses)	$3,857,380	$30,636,607	$(240,777)	$(1,194,241)

Net unrealized appreciation (depreciation) on investments:
End of year	$3,146,647	$21,066,822	$(115,033)	$(2,335,349)
Beginning of year	3,371,617	30,862,258	(546,466)	(5,400,569)
Change in unrealized appreciation (depreciation)	$(224,970)	$(9,795,436)	$431,433	$3,065,220

Realized and unrealized gains (losses)	$3,632,410	$20,841,171	$190,656	$1,870,979
Increase (Decrease) in net assets from operations	$3,534,153	$20,572,129	$128,104	$1,317,661

	GG2	GGR	GT2	GTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$26,617	$794,151	$112,841	$1,419,447
Mortality and expense risk charges	(114,796)	(1,783,789)	(226,669)	(1,940,676)
Distribution and administrative expense charges	(13,776)	(214,055)	(27,200)	(232,881)
Net investment income (loss)	$(101,955)	$(1,203,693)	$(141,028)	$(754,110)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$788,817	$7,533,573	$892,453	$7,996,233
Realized gain distributions	-	-	1,090,421	10,252,869
Net realized gains (losses)	$788,817	$7,533,573	$1,982,874	$18,249,102

Net unrealized appreciation (depreciation) on investments:
End of year	$2,501,296	$41,795,991	$2,192,948	$23,331,082
Beginning of year	2,028,590	27,524,432	1,618,873	18,253,399
Change in unrealized appreciation (depreciation)	$472,706	$14,271,559	$574,075	$5,077,683

Realized and unrealized gains (losses)	$1,261,523	$21,805,132	$2,556,949	$23,326,785
Increase (Decrease) in net assets from operations	$1,159,568	$20,601,439	$2,415,921	$22,572,675

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

	MFK	GSS	MFC	HYS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$10,785,400	$15,679,608	$8,319,815	$16,455,359
Mortality and expense risk charges	(3,625,311)	(3,899,378)	(1,552,881)	(2,490,599)
Distribution and administrative expense charges	(435,037)	(467,925)	(186,346)	(298,872)
Net investment income (loss)	$6,725,052	$11,312,305	$6,580,588	$13,665,888

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(1,911,468)	$(5,585,528)	$(1,037,322)	$1,043,343
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(1,911,468)	$(5,585,528)	$(1,037,322)	$1,043,343

Net unrealized appreciation (depreciation) on investments:
End of year	$(6,102,905)	$(12,550,984)	$2,374,320	$6,126,830
Beginning of year	(5,719,812)	(12,909,479)	(295,552)	4,386,895
Change in unrealized appreciation (depreciation)	$(383,093)	$358,495	$2,669,872	$1,739,935

Realized and unrealized gains (losses)	$(2,294,561)	$(5,227,033)	$1,632,550	$2,783,278
Increase (Decrease) in net assets from operations	$4,430,491	$6,085,272	$8,213,138	$16,449,166

	IG1	IGS	MI1	MII
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$88,703	$848,005	$140,941	$1,464,931
Mortality and expense risk charges	(266,466)	(1,605,365)	(179,108)	(1,501,482)
Distribution and administrative expense charges	(31,976)	(192,644)	(21,493)	(180,178)
Net investment income (loss)	$(209,739)	$(950,004)	$(59,660)	$(216,729)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,475,584	$9,968,896	$1,631,206	$10,861,149
Realized gain distributions	1,506,089	9,808,929	1,389,597	12,489,050
Net realized gains (losses)	$3,981,673	$19,777,825	$3,020,803	$23,350,199

Net unrealized appreciation (depreciation) on investments:
End of year	$6,633,497	$44,917,676	$2,486,383	$31,498,352
Beginning of year	6,166,302	36,760,173	2,346,862	26,275,070
Change in unrealized appreciation (depreciation)	$467,195	$8,157,503	$139,521	$5,223,282

Realized and unrealized gains (losses)	$4,448,868	$27,935,328	$3,160,324	$28,573,481
Increase (Decrease) in net assets from operations	$4,239,129	$26,985,324	$3,100,664	$28,356,752
See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

		M1B	MIS	MFL	MIT
		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$		$318,401	$1,407,570	$6,504,821
Mortality and expense risk charges		(1,172,006)	(4,268,682)	(3,581,743)	(10,062,951)
Distribution and administrative expense charges		(140,641)	(512,242)	(429,809)	(1,207,554)
Net investment income (loss)		$(1,312,647)	$(4,462,523)	$(2,603,982)	$(4,765,684)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$2,840,609	$(32,516,504)	$4,853,248	$(28,871,748)
Realized gain distributions		-	-	-	-
Net realized gains (losses)		$2,840,609	$(32,516,504)	$4,853,248	$(28,871,748)

Net unrealized appreciation (depreciation) on investments:
End of year		$13,496,878	$(5,626,129)	$44,604,682	$73,274,903
Beginning of year		10,701,286	(61,260,139)	20,212,625	(47,302,431)
Change in unrealized appreciation (depreciation)		$2,795,592	$55,634,010	$24,392,057	$120,577,334

Realized and unrealized gains (losses)		$5,636,201	$23,117,506	$29,245,305	$91,705,586
Increase (Decrease) in net assets from operations		$4,323,554	$18,654,983	$26,641,323	$86,939,902

		MC1	MCS	MCV	MM1
		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$-	$-	$-	$5,668,987
Mortality and expense risk charges		(551,481)	(797,437)	(375,475)	(2,080,449)
Distribution and administrative expense charges		(66,178)	(95,692)	(45,057)	(249,654)
Net investment income (loss)		$(617,659)	$(893,129)	$(420,532)	$3,338,884

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares		$2,599,183	$5,021,236	$641,666	$-
Realized gain distributions		-	-	3,017,748	-
Net realized gains (losses)		$2,599,183	$5,021,236	$3,659,414	$-

Net unrealized appreciation (depreciation) on investments:
End of year		$5,718,267	$7,633,258	$1,339,357	$-
Beginning of year		7,561,541	11,674,220	2,427,218	-
Change in unrealized appreciation (depreciation)		$(1,843,274)	$(4,040,962)	$(1,087,861)	$-

Realized and unrealized gains (losses)		$755,909	$980,274	$2,571,553	$-
Increase (Decrease) in net assets from operations		$138,250	$87,145	$2,151,021	$3,338,884

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

		MMS	M1A	NWD	RE1
		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$8,603,468	$-	$-	$114,414
Mortality and expense risk charges		(2,407,103)	(1,594,585)	(1,712,562)	(389,420)
Distribution and administrative expense charges		(288,852)	(191,350)	(205,508)	(46,730)
Net investment income (loss)		$5,907,513	$(1,785,935)	$(1,918,070)	$(321,736)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$-	$4,587,817	$2,657,230	$1,625,266
Realized gain distributions		-	-	-
Net realized gains (losses)	$		$4,587,817	$2,657,230	$1,625,266

Net unrealized appreciation (depreciation) on investments:
End of year		$-	$20,402,707	$29,702,508	$5,827,719
Beginning of year		-	11,008,872	16,299,584	4,815,085
Change in unrealized appreciation (depreciation)		$-	$9,393,835	$13,402,924	$1,012,634

Realized and unrealized gains (losses)		$-	$13,981,652	$16,060,154	$2,637,900
Increase (Decrease) in net assets from operations		$5,907,513	$12,195,717	$14,142,084	$2,316,164

		RES	RG1	RGS	RI1
		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$2,110,511	$47,976	$460,436	$1,073,695
Mortality and expense risk charges		(3,983,618)	(155,413)	(977,696)	(1,778,106)
Distribution and administrative expense charges		(478,034)	(18,650)	(117,324)	(213,373)
Net investment income (loss)		$(2,351,141)	$(126,087)	$(634,584)	$(917,784)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares		$(30,044,374)	$864,164	$3,354,086	$6,443,782
Realized gain distributions		-	-	-	6,552,897
Net realized gains (losses)		$(30,044,374)	$864,164	$3,354,086	$12,996,679

Net unrealized appreciation (depreciation) on investments:
End of year		$31,463,761	$2,785,104	$18,694,136	$31,991,125
Beginning of year		(27,404,271)	2,225,922	12,868,732	18,490,200
Change in unrealized appreciation (depreciation)		$58,868,032	$559,182	$5,825,404	$13,500,925

Realized and unrealized gains (losses)		$28,823,658	$1,423,346	$9,179,490	$26,497,604
Increase (Decrease) in net assets from operations		$26,472,517	$1,297,259	$8,544,906	$25,579,820

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

	RIS	SG1	SGS	SI1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,187,249	$-	$-	$1,228,227
Mortality and expense risk charges	(1,356,635)	(597,943)	(423,281)	(300,359)
Distribution and administrative expense charges	(162,796)	(71,753)	(50,794)	(36,043)
Net investment income (loss)	$(332,182)	$(669,696)	$(474,075)	$891,825

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,862,145	$1,338,102	$628,136	$78,874
Realized gain distributions	6,257,126	-	-	234,224
Net realized gains (losses)	$14,119,271	$1,338,102	$628,136	$313,098

Net unrealized appreciation (depreciation) on investments:
End of year	$36,811,174	$4,783,277	$3,834,880	$(72,937)
Beginning of year	27,272,053	3,636,930	2,533,037	130,239
Change in unrealized appreciation (depreciation)	$9,539,121	$1,146,347	$1,301,843	$(203,176)

Realized and unrealized gains (losses)	$23,658,392	$2,484,449	$1,929,979	$109,922
Increase (Decrease) in net assets from operations	$23,326,210	$1,814,753	$1,455,904	$1,001,747

	SIS	SVS	TE1	TEC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$3,304,110	$51,787	$-	$-
Mortality and expense risk charges	(699,212)	(141,898)	(42,802)	(239,410)
Distribution and administrative expense charges	(83,905)	(17,028)	(5,136)	(28,729)
Net investment income (loss)	$2,520,993	$(107,139)	$(47,938)	$(268,139)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$363,055	$301,205	$327,087	$1,238,694
Realized gain distributions	601,843	799,116	-	-
Net realized gains (losses)	$964,898	$1,100,321	$327,087	$1,238,694

Net unrealized appreciation (depreciation) on investments:
End of year	$110,671	$624,831	$767,671	$4,053,421
Beginning of year	879,917	574,518	489,246	1,694,508
Change in unrealized appreciation (depreciation)	$(769,246)	$50,313	$278,425	$2,358,913

Realized and unrealized gains (losses)	$195,652	$1,150,634	$605,512	$3,597,607
Increase (Decrease) in net assets from operations	$2,716,645	$1,043,495	$557,574	$3,329,468

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

	MFJ	TRS	MFE	UTS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$17,094,246	$31,789,707	$1,274,796	$9,076,697
Mortality and expense risk charges	(10,236,475)	(14,103,404)	(707,862)	(3,852,221)
Distribution and administrative expense charges	(1,228,377)	(1,692,409)	(84,943)	(462,267)
Net investment income (loss)	$5,629,394	$15,993,894	$481,991	$4,762,209

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$8,725,445	$7,925,254	$4,442,052	$7,054,717
Realized gain distributions	26,026,621	44,831,503	-	-
Net realized gains (losses)	$34,752,066	$52,756,757	$4,442,052	$7,054,717

Net unrealized appreciation (depreciation) on investments:
End of year	$55,433,712	$129,535,798	$18,020,622	$118,258,903
Beginning of year	28,266,674	85,467,353	9,372,377	48,334,173
Change in unrealized appreciation (depreciation)	$27,167,038	$44,068,445	$8,648,245	$69,924,730

Realized and unrealized gains (losses)	$61,919,104	$96,825,202	$13,090,297	$76,979,447
Increase (Decrease) in net assets from operations	$67,548,498	$112,819,096	$13,572,288	$81,741,656

	MV1	MVS	OCA	OGG
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,656,030	$4,728,075	$64,187	$151,710
Mortality and expense risk charges	(1,887,651)	(3,949,948)	(594,359)	(358,528)
Distribution and administrative expense charges	(226,518)	(473,994)	(71,323)	(43,023)
Net investment income (loss)	$(458,139)	$304,133	$(601,495)	$(249,841)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$7,611,374	$17,281,235	$1,241,850	$762,887
Realized gain distributions	4,798,842	11,589,385	-	939,711
Net realized gains (losses)	$12,410,216	$28,870,620	$1,241,850	$1,702,598

Net unrealized appreciation (depreciation) on investments:
End of year	$33,572,765	$90,080,125	$5,027,664	$3,927,889
Beginning of year	23,123,045	65,162,375	3,574,570	1,895,566
Change in unrealized appreciation (depreciation)	$10,449,720	$24,917,750	$1,453,094	$2,032,323

Realized and unrealized gains (losses)	$22,859,936	$53,788,370	$2,694,944	$3,734,921
Increase (Decrease) in net assets from operations	$22,401,797	$54,092,503	$2,093,449	$3,485,080

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

	OMG	OMS	PMB	PLD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,802,508	$2,805	$438,315	$14,487,537
Mortality and expense risk charges	(5,635,789)	(231,282)	(133,777)	(5,410,436)
Distribution and administrative expense charges	(676,295)	(27,754)	(16,053)	(649,252)
Net investment income (loss)	$(3,509,576)	$(256,231)	$288,485	$8,427,849

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2,280,562	$625,493	$59,508	$(284,979)
Realized gain distributions	-	354,189	132,636	-
Net realized gains (losses)	$2,280,562	$979,682	$192,144	$(284,979)

Net unrealized appreciation (depreciation) on investments:
End of year	$65,051,556	$2,530,944	$260,594	$(3,831,703)
Beginning of year	18,007,029	1,592,041	127,936	(3,557,156)
Change in unrealized appreciation (depreciation)	$47,044,527	$938,903	$132,658	$(274,547)

Realized and unrealized gains (losses)	$49,325,089	$1,918,585	$324,802	$(559,526)
Increase (Decrease) in net assets from operations	$45,815,513	$1,662,354	$613,287	$7,868,323

	PRR	PTR	PRA	PCR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,431,183	$2,705,004	$94,517	$170,309
Mortality and expense risk charges	(543,688)	(1,001,727)	(24,010)	(43,739)
Distribution and administrative expense charges	(65,243)	(120,207)	(2,881)	(5,249)
Net investment income (loss)	$822,252	$1,583,070	$67,626	$121,321

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(55,234)	$(221,433)	$(2,975)	$(16,797)
Realized gain distributions	962,371	368,461	4,986	18,436
Net realized gains (losses)	$907,137	$147,028	$2,011	$1,639

Net unrealized appreciation (depreciation) on investments:
End of year	$(2,305,606)	$(1,587,302)	$(11,013)	$(264,119)
Beginning of year	(193,830)	(1,132,716)	(1,694)	(3,466)
Change in unrealized appreciation (depreciation)	$(2,111,776)	$(454,586)	$(9,319)	$(260,653)

Realized and unrealized gains (losses)	$(1,204,639)	$(307,558)	$(7,308)	$(259,014)
Increase (Decrease) in net assets from operations	$(382,387)	$1,275,512	$60,318	$(137,693)

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2006 - continued

	SSA	LGF	IGB	SRE
	Sub-Account	Sub-Account (h)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$52,147	$-	$316,976	$1,003,008
Mortality and expense risk charges	(53,131)	(2,789)	(100,750)	(1,140,714)
Distribution and administrative expense charges	(6,376)	(235)	(12,090)	(136,886)
Net investment income (loss)	$(7,360)	$(3,024)	$204,136	$(274,592)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(34,438)	$2,073	$(56,741)	$4,460,018
Realized gain distributions	14,222	-	80,209	3,239,219
Net realized gains (losses)	$(20,216)	$2,073	$23,468	$7,699,237

Net unrealized appreciation (depreciation) on investments:
End of year	$387,293	$42,910	$(32,930)	$18,097,465
Beginning of year	(203,337)		(65,362)	3,334,308
Change in unrealized appreciation (depreciation)	$590,630	$42,910	$32,432	$14,763,157

Realized and unrealized gains (losses)	$570,414	$44,983	$55,900	$22,462,394
Increase (Decrease) in net assets from operations	$563,054	$41,959	$260,036	$22,187,802

	SC3	CMM	WTF	USC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$301,793	$37,383	$2,026	$26
Mortality and expense risk charges	(319,823)	(13,137)	(10,505)	(295)
Distribution and administrative expense charges	(38,379)	(1,576)	(1,261)	(35)
Net investment income (loss)	$(56,409)	$22,670	$(9,740)	$(304)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,212,436	$-	$13,286	$18
Realized gain distributions	817,021	-	16,820	374
Net realized gains (losses)	$3,029,457	$-	$30,106	$392

Net unrealized appreciation (depreciation) on investments:
End of year	$6,046,756	$-	$141,870	$1,403
Beginning of year	3,114,916	-	33,477	19
Change in unrealized appreciation (depreciation)	$2,931,840	$-	$108,393	$1,384

Realized and unrealized gains (losses)	$5,961,297	$-	$138,499	$1,776
Increase (Decrease) in net assets from operations	$5,904,888	$22,670	$128,759	$1,472

(h) For the period May 1, 2006 (commencement of operations) through December 31, 2006.

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

	CSC		NMT		NNG		NMI		F10
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (e)	2006	2005 (e)	2006	2005 (e)	2006	2005 (e)	2006	2005 (f)
Operations:
Net investment income (loss)	$(114)	$(40)	$(313)	$(5)	$(1,705)	$(277)	$(614)	$(45)	$22,067	$1,041
Net realized gains (losses)	185	2	625	(1)	158	194	1,301	118	32,882	-
Net unrealized gains (losses)	1,436	20	5,746	(24)	11,040	2,498	13,230	1,266	96,523	(1,579)
Increase (Decrease) in net assets from
operations	$1,507	$(18)	$6,058	$(30)	$9,493	$2,415	$13,917	$1,339	$151,472	$(538)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,915	$6,218	$61,037	$3,181	$71,000	$51,066	$121,430	$10,377	$1,158,982	$244,101
Net transfers between Sub-Accounts and
Fixed Account	35	-	10,788	2,053	95,841	(3,145)	14,492	3,790	1,435,328	-
Withdrawals, surrenders, annuitizations and
contract charges	(7)	-	-	-	(74)	-	-		(15,247)	-
Net accumulation activity	$9,943	$6,218	$71,825	$5,234	$166,767	$47,921	$135,922	$14,167	$2,579,063	$244,101

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$9,943	$6,218	$71,825	$5,234	$166,767	$47,921	$135,922	$14,167	$2,579,063	$244,101

Increase (Decrease) in net assets	$11,450	$6,200	$77,883	$5,204	$176,260	$50,336	$149,839	$15,506	$2,730,535	$243,563

Net Assets:
Beginning of year	$6,200	$	$5,204	$	$50,336	$	$15,506	$	$243,563	$
End of year	$17,650	$6,200	$83,087	$5,204	$226,596	$50,336	$165,345	$15,506	$2,974,098	$243,563

Unit Transactions:
Beginning of year	583	-	462	-	4,598	-	1,299		23,605
Purchased	826	583	4,870	279	6,398	4,885	8,938	958	133,187	23,605
Transferred between Sub-Accounts and Fixed
Accumulation Account	3	-	901	183	8,852	(287)	1,148	341	136,506
Withdrawn, Surrendered and Annuitized	(1)	-	-		(7)				(25,282)
End of year	1,411	583	6,233	462	19,841	4,598	11,385	1,299	268,016	23,605

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	F15			F20			FMS		TDM			FTG
	Sub-Account			Sub-Account			Sub-Account		Sub-Account			Sub-Account
	Year Ended		Period Ended	Year Ended		Period Ended	Year Ended	Year Ended	Year Ended		Period Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,		December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,
	2006		2005 (f)	2006		2005 (f)	2006	2005	2006		2005 (f)	2006	2005
Operations:
Net investment income (loss)	$25,617		$896	$105,359		$346	$(234,449)	$(188,502)	$(21,509)		$(1,130)	$(81,285)	$(41,008)
Net realized gains (losses)	77,580		1	222,100			2,552,491	498,615	95,614		1,823	757,389	92,256
Net unrealized gains (losses)	261,343		(1,714)	493,030		(457)	4,231,002	1,533,819	861,925		29,558	2,035,968	361,211
Increase (Decrease) in net assets from
operations	$364,540		$(817)	$820,489		$(111)	$6,549,044	$1,843,932	$936,030		$30,251	$2,712,072	$412,459

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,031,331		$189,687	$10,650,714		$66,245	$17,932,205	$8,295,868	$4,074,300		$611,398	$7,237,072	$4,090,080
Net transfers between Sub-Accounts and
Fixed Account	1,773,873		79,831	3,509,402		41,878	9,288,424	3,315,012	1,572,821		338,537	4,227,979	1,392,994
Withdrawals, surrenders, annuitizations and
contract charges	(349,436)		(157)	(104,396)		(69)	(3,675,200)	(1,252,638)	(291,976)		(55,349)	(545,397)	(257,037)
Net accumulation activity	$7,455,768		$269,361	$14,055,720		$108,054	$23,545,429	$10,358,242	$5,355,145		$894,586	$10,919,654	$5,226,037

Annuitization Activity:
Annuitizations	$-		$-	$-		$-	$-	$-	$-		$-	$-	$-
Annuity payments and contract charges	-		-	-		-	(2,196)	(1,990)	-		-	-	-
Net transfers between Sub-Accounts	-		-	-		-	-	-	-		-	-	-
Adjustments to annuity reserves	-		-	-		-	(363)	(285)	-		-	-	-
Net annuitization activity	$-		$-	$-		$-	$(2,559)	$(2,275)	$-		$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$7,455,768		$269,361	$14,055,720		$108,054	$23,542,870	$10,355,967	$5,355,145		$894,586	$10,919,654	$5,226,037

Increase (Decrease) in net assets	$7,820,308		$268,544	$14,876,209		$107,943	$30,091,914	$12,199,899	$6,291,175		$924,837	$13,631,726	$5,638,496

Net Assets:
Beginning of year	$268,544	$		$107,943	$		$27,978,414	$15,778,515	$924,837	$		$8,461,348	$2,822,852
End of year	$8,088,852		$268,544	$14,984,152		$107,943	$58,070,328	$27,978,414	$7,216,012		$924,837	$22,093,074	$8,461,348

Unit Transactions:
Beginning of year	25,858			10,353			1,886,907	1,146,446	82,552			518,022	185,270
Purchased	559,998		18,168	1,005,397		6,339	1,125,797	597,636	329,220		56,369	404,263	261,472
Transferred between Sub-Accounts and Fixed
Accumulation Account	164,200		7,705	321,718		4,021	593,573	235,512	125,107		31,280	242,351	91,227
Withdrawn, Surrendered and Annuitized	(34,502)		(15)	(28,560)		(7)	(237,763)	(92,687)	(25,248)		(5,097)	(30,007)	(19,947)
End of year	715,554		25,858	1,308,908		10,353	3,368,514	1,886,907	511,631		82,552	1,134,629	518,022

(f)	For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	FTI		FVS		LAV		LA1		LA9
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(1,949,558)	$(1,223,843)	$(302,895)	$(163,221)	$(147,845)	$(85,593)	$(565,458)	$(904,299)	$(783,542)	$(375,765)
Net realized gains (losses)	6,971,300	3,452,096	2,290,414	888,015	1,071,701	126,621	11,062,770	15,881,514	1,086,124	501,010
Net unrealized gains (losses)	56,227,353	14,258,164	1,380,519	269,153	752,919	381,290	22,787,968	(11,217,586)	2,362,173	897,097
Increase (Decrease) in net assets from
operations	$61,249,095	$16,486,417	$3,368,038	$993,947	$1,676,775	$422,318	$33,285,280	$3,759,629	$2,664,755	$1,022,342

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$144,049,990	$94,552,775	$8,433,637	$4,710,851	$9,639,253	$3,580,006	$90,941,531	$63,348,297	$20,928,850	$13,940,799
Net transfers between Sub-Accounts and
Fixed Account	26,759,979	14,124,276	3,194,026	740,975	2,976,799	741,809	22,609,610	(18,043,881)	7,679,452	3,159,484
Withdrawals, surrenders, annuitizations and
contract charges	(19,539,053)	(8,651,998)	(1,599,488)	(719,383)	(1,284,681)	(476,755)	(14,208,187)	(8,033,358)	(2,280,937)	(837,860)
Net accumulation activity	$151,270,916	$100,025,053	$10,028,175	$4,732,443	$11,331,371	$3,845,060	$99,342,954	$37,271,058	$26,327,365	$16,262,423

Annuitization Activity:
Annuitizations	$-	$34,094	$-	$-	$-	$-	$-	$29,764	$-	$3,485
Annuity payments and contract charges	(12,275)	(8,629)	(2,401)	(2,165)	-	-	(15,223)	(12,131)	(917)	(688)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,428)	(1,204)	(377)	(297)	-	-	(2,726)	(2,347)	(59)	(50)
Net annuitization activity	$(13,703)	$24,261	$(2,778)	$(2,462)	$-	$-	$(17,949)	$15,286	$(976)	$2,747
Increase (Decrease) in net assets from
contract owner transactions	$151,257,213	$100,049,314	$10,025,397	$4,729,981	$11,331,371	$3,845,060	$99,325,005	$37,286,344	$26,326,389	$16,265,170

Increase (Decrease) in net assets	$212,506,308	$116,535,731	$13,393,435	$5,723,928	$13,008,146	$4,267,378	$132,610,285	$41,045,973	$28,991,144	$17,287,512

Net Assets:
Beginning of year	$236,905,307	$120,369,576	$18,622,511	$12,898,583	$8,330,401	$4,063,023	$174,257,651	$133,211,678	$30,716,359	$13,428,847
End of year	$449,411,615	$236,905,307	$32,015,946	$18,622,511	$21,338,547	$8,330,401	$306,867,936	$174,257,651	$59,707,503	$30,716,359

Unit Transactions:
Beginning of year	15,021,292	8,240,520	1,065,024	784,791	673,060	344,432	11,563,674	8,986,821	2,675,259	1,203,674
Purchased	8,501,667	6,468,289	446,568	284,849	725,675	308,999	5,621,684	4,375,897	1,779,483	1,273,976
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,576,633	943,675	170,833	39,422	225,941	62,863	1,377,581	(1,210,470)	651,802	285,478
Withdrawn, Surrendered and Annuitized	(1,193,176)	(631,192)	(85,271)	(44,038)	(94,625)	(43,234)	(911,844)	(588,574)	(203,966)	(87,869)
End of year	23,906,416	15,021,292	1,597,154	1,065,024	1,530,051	673,060	17,651,095	11,563,674	4,902,578	2,675,259

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	LA2		MF7		BDS		MFD		CAS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(714,382)	$(471,523)	$3,239,683	$3,136,240	$6,062,225	$7,116,061	$(473,094)	$(376,850)	$(5,785,742)	$(4,290,701)
Net realized gains (losses)	6,949,356	6,143,075	(625,930)	1,243,423	(560,119)	3,764,523	1,414,284	265,650	(23,183,696)	(78,660,688)
Net unrealized gains (losses)	775,661	(3,249,341)	(323,132)	(4,437,725)	(1,218,764)	(10,425,182)	312,628	(46,730)	50,763,288	85,325,353
Increase (Decrease) in net assets from
operations	$7,010,635	$2,422,211	$2,290,621	$(58,062)	$4,283,342	$455,402	$1,253,818	$(157,930)	$21,793,850	$2,373,964

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$26,148,959	$16,628,312	$3,541,989	$5,898,613	$1,429,134	$1,640,530	$447,563	$358,600	$3,271,217	$4,595,663
Net transfers between Sub-Accounts and
Fixed Account	6,832,710	(12,208,420)	4,236,410	2,642,761	3,207,474	6,111,732	(202,471)	2,271,952	(22,018,513)	78,736,198
Withdrawals, surrenders, annuitizations and
contract charges	(3,736,971)	(1,887,985)	(9,419,037)	(6,276,972)	(31,343,359)	(28,462,559)	(4,924,690)	(2,901,582)	(100,887,714)	(101,849,234)
Net accumulation activity	$29,244,698	$2,531,907	$(1,640,638)	$2,264,402	$(26,706,751)	$(20,710,297)	$(4,679,598)	$(271,030)	$(119,635,010)	$(18,517,373)

Annuitization Activity:
Annuitizations	$-	$7,205	$-	$-	$88,147	$-	$-	$-	$182,024	$419,455
Annuity payments and contract charges	(5,159)	(4,565)	(1,696)	(1,785)	(65,814)	(62,907)	(1,813)	(1,863)	(627,696)	(491,722)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(614)	(535)	(161)	(156)	18,451	169,503	(271)	(197)	(45,843)	(40,534)
Net annuitization activity	$(5,773)	$2,105	$(1,857)	$(1,941)	$40,784	$106,596	$(2,084)	$(2,060)	$(491,515)	$(112,801)
Increase (Decrease) in net assets from
Contract owner transactions	$29,238,925	$2,534,012	$(1,642,495)	$2,262,461	$(26,665,967)	$(20,603,701)	$(4,681,682)	$(273,090)	$(120,126,525)	$(18,630,174)

Increase (Decrease) in net assets	$36,249,560	$4,956,223	$648,126	$2,204,399	$(22,382,625)	$(20,148,299)	$(3,427,864)	$(431,020)	$(98,332,675)	$(16,256,210)

Net Assets:
Beginning of year	$45,585,122	$40,628,899	$75,047,190	$72,842,791	$141,413,865	$161,562,164	$32,540,878	$32,971,898	$548,698,901	$564,955,111
End of year	$81,834,682	$45,585,122	$75,695,316	$75,047,190	$119,031,240	$141,413,865	$29,113,014	$32,540,878	$450,366,226	$548,698,901

Unit Transactions:
Beginning of year	2,743,587	2,592,930	6,270,011	6,078,648	9,925,405	11,381,676	3,518,217	3,522,979	41,628,520	41,868,827
Purchased	1,544,166	1,064,983	294,011	497,139	99,201	112,475	47,151	37,483	313,748	355,788
Transferred between Sub-Accounts and Fixed
Accumulation Account	406,759	(786,503)	341,542	224,489	180,658	404,556	(21,425)	277,473	(1,383,249)	6,072,375
Withdrawn, Surrendered and Annuitized	(223,274)	(127,823)	(772,232)	(530,265)	(2,145,407)	(1,973,302)	(531,564)	(319,718)	(7,068,227)	(6,668,470)
End of year	4,471,238	2,743,587	6,133,332	6,270,011	8,059,857	9,925,405	3,012,379	3,518,217	33,490,792	41,628,520

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	CO1		COS		MFF		EGS		EM1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(198,364)	$(129,838)	$(1,624,864)	$(1,051,656)	$(296,313)	$(274,326)	$(4,054,889)	$(4,680,774)	$(98,257)	$(79,153)
Net realized gains (losses)	401,028	149,765	(25,390,310)	(37,726,309)	1,240,630	308,993	(41,708,395)	(90,895,883)	3,857,380	761,334
Net unrealized gains (losses)	1,572,352	(98,824)	47,707,450	37,922,114	118,898	1,211,117	62,982,516	117,240,832	(224,970)	1,681,975
Increase (Decrease) in net assets from
operations	$1,775,016	$(78,897)	$20,692,276	$(855,851)	$1,063,215	$1,245,784	$17,219,232	$21,664,175	$3,534,153	$2,364,156

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,260,601	$732,303	$1,904,733	$2,399,239	$1,540,676	$816,801	$2,551,995	$2,961,834	$3,116,039	$480,067
Net transfers between Sub-Accounts and
Fixed Account	(488,323)	(1,257,138)	(14,125,390)	(17,692,371)	122,580	(406,758)	(14,795,779)	(26,080,867)	4,201,069	1,833,337
Withdrawals, surrenders, annuitizations and
contract charges	(1,369,937)	(1,083,644)	(34,426,630)	(35,142,490)	(2,507,591)	(1,442,541)	(57,102,777)	(58,185,524)	(2,657,229)	(625,877)
Net accumulation activity	$(597,659)	$(1,608,479)	$(46,647,287)	$(50,435,622)	$(844,335)	$(1,032,498)	$(69,346,561)	$(81,304,557)	$4,659,879	$1,687,527

Annuitization Activity:
Annuitizations	$-	$-	$60,913	$9,372	$-	$-	$86,703	$87,768	$-	$-
Annuity payments and contract charges	(6,870)	(6,723)	(58,899)	(62,048)	-	-	(145,799)	(161,097)	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(917)	(612)	(14,241)	(11,834)	(427)	364	(18,553)	68,837	-	-
Net annuitization activity	$(7,787)	$(7,335)	$(12,227)	$(64,510)	$(427)	$364	$(77,649)	$(4,492)	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$(605,446)	$(1,615,814)	$(46,659,514)	$(50,500,132)	$(844,762)	$(1,032,134)	$(69,424,210)	$(81,309,049)	$4,659,879	$1,687,527

Increase (Decrease) in net assets	$1,169,570	$(1,694,711)	$(25,967,238)	$(51,355,983)	$218,453	$213,650	$(52,204,978)	$(59,644,874)	$8,194,032	$4,051,683

Net Assets:
Beginning of year	$14,992,153	$16,686,864	$194,106,985	$245,462,968	$18,519,452	$18,305,802	$315,569,435	$375,214,309	$10,352,754	$6,301,071
End of year	$16,161,723	$14,992,153	$168,139,747	$194,106,985	$18,737,905	$18,519,452	$263,364,457	$315,569,435	$18,546,786	$10,352,754

Unit Transactions:
Beginning of year	1,483,374	1,675,705	21,130,668	26,220,995	1,747,003	1,863,783	30,633,904	37,868,174	441,657	340,870
Purchased	86,019	57,107	194,644	313,249	107,685	64,874	263,502	398,555	226,014	37,143
Transferred between Sub-Accounts and Fixed
Accumulation Account	(55,987)	(133,405)	(1,587,608)	(2,013,497)	(1,528)	(35,910)	(1,496,908)	(2,730,091)	245,982	93,800
Withdrawn, Surrendered and Annuitized	(136,175)	(116,033)	(3,238,431)	(3,390,079)	(237,796)	(145,744)	(4,784,428)	(4,902,734)	(99,978)	(30,156)
End of year	1,377,231	1,483,374	16,499,273	21,130,668	1,615,364	1,747,003	24,616,070	30,633,904	813,675	441,657

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	EME		GG1		GGS		GG2		GGR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(269,042)	$(485,707)	$(62,552)	$407,553	$(553,318)	$4,738,940	$(101,955)	$(100,475)	$(1,203,693)	$(1,403,083)
Net realized gains (losses)	30,636,607	8,043,111	(240,777)	(83,260)	(1,194,241)	499,965	788,817	437,073	7,533,573	(3,627,490)
Net unrealized gains (losses)	(9,795,436)	12,740,867	431,433	(752,952)	3,065,220	(9,835,773)	472,706	222,273	14,271,559	16,422,115
Increase (Decrease) in net assets from
operations	$20,572,129	$20,298,271	$128,104	$(428,659)	$1,317,661	$(4,596,868)	$1,159,568	$558,871	$20,601,439	$11,391,542

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$898,939	$284,219	$188,953	$81,495	$233,405	$389,913	$128,768	$85,123	$997,480	$912,531
Net transfers between Sub-Accounts and
Fixed Account	3,256,059	14,209,394	174,553	208,862	(766,992)	848,113	1,107,840	(144,759)	428,100	(5,293,714)
Withdrawals, surrenders, annuitizations and
contract charges	(18,202,140)	(10,511,540)	(959,659)	(447,370)	(8,354,263)	(9,303,652)	(1,307,179)	(698,965)	(27,659,328)	(26,234,722)
Net accumulation activity	$(14,047,142)	$3,982,073	$(596,153)	$(157,013)	$(8,887,850)	$(8,065,626)	$(70,571)	$(758,601)	$(26,233,748)	$(30,615,905)

Annuitization Activity:
Annuitizations	$-	$7,876	$-	$-	$26,422	$111,898	$-	$-	$142,026	$-
Annuity payments and contract charges	(61,782)	(24,718)	(1,813)	(1,902)	(131,151)	(36,669)	(2,114)	(1,895)	(110,736)	(95,928)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(36,528)	(32,086)	(165)	(111)	(137)	2,622	(341)	(272)	(3,998)	396
Net annuitization activity	$(98,310)	$(48,928)	$(1,978)	$(2,013)	$(104,866)	$77,851	$(2,455)	$(2,167)	$27,292	$(95,532)
Increase (Decrease) in net assets from
contract owner transactions	$(14,145,452)	$3,933,145	$(598,131)	$(159,026)	$(8,992,716)	$(7,987,775)	$(73,026)	$(760,768)	$(26,206,456)	$(30,711,437)

Increase (Decrease) in net assets	$6,426,677	$24,231,416	$(470,027)	$(587,685)	$(7,675,055)	$(12,584,643)	$1,086,542	$(201,897)	$(5,605,017)	$(19,319,895)

Net Assets:
Beginning of year	$81,260,933	$57,029,517	$4,232,469	$4,820,154	$43,876,264	$56,460,907	$7,538,233	$7,740,130	$145,928,483	$165,248,378
End of year	$87,687,610	$81,260,933	$3,762,442	$4,232,469	$36,201,209	$43,876,264	$8,624,775	$7,538,233	$140,323,466	$145,928,483

Unit Transactions:
Beginning of year	3,923,235	3,707,620	327,850	340,389	2,809,654	3,280,149	552,979	614,351	8,221,692	9,885,010
Purchased	35,126	13,816	14,571	5,907	15,346	20,411	9,289	6,426	56,173	54,583
Transferred between Sub-Accounts and Fixed
Accumulation Account	119,471	786,970	14,065	14,937	(61,525)	58,577	75,554	(9,898)	119,395	(357,428)
Withdrawn, Surrendered and Annuitized	(776,918)	(585,171)	(72,694)	(33,383)	(528,499)	(549,483)	(88,922)	(57,900)	(1,333,952)	(1,360,473)
End of year	3,300,914	3,923,235	283,792	327,850	2,234,976	2,809,654	548,900	552,979	7,063,308	8,221,692

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GT2		GTR		MFK		GSS		MFC
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(141,028)	$349,518	$(754,110)	$4,515,169	$6,725,052	$4,943,085	$11,312,305	$12,565,709	$6,580,588	$5,159,486
Net realized gains (losses)	1,982,874	1,380,816	18,249,102	13,987,861	(1,911,468)	(1,022,090)	(5,585,528)	(2,015,037)	(1,037,322)	438,081
Net unrealized gains (losses)	574,075	(1,380,048)	5,077,683	(14,869,273)	(383,093)	(3,448,153)	358,495	(7,209,278)	2,669,872	(5,181,899)
Increase (Decrease) in net assets from
operations	$2,415,921	$350,286	$22,572,675	$3,633,757	$4,430,491	$472,842	$6,085,272	$3,341,394	$8,213,138	$415,668

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$432,332	$974,030	$1,051,442	$1,414,997	$56,642,283	$43,461,194	$3,344,573	$4,675,176	$19,354,502	$15,071,601
Net transfers between Sub-Accounts and
Fixed Account	927,396	2,400,700	10,318,948	18,721,768	28,931,340	10,741,708	399,815	(368,890)	3,656,850	(2,294,866)
Withdrawals, surrenders, annuitizations
and contract charges	(1,980,174)	(1,389,697)	(33,502,644)	(28,086,144)	(22,941,550)	(18,447,788)	(70,684,308)	(70,344,240)	(11,638,843)	(10,086,647)
Net accumulation activity	$(620,446)	$1,985,033	$(22,132,254)	$(7,949,379)	$62,632,073	$35,755,114	$(66,939,920)	$(66,037,954)	$11,372,509	$2,690,088

Annuitization Activity:
Annuitizations	$-	$-	$6,591	$180,341	$-	$15,734	$475,216	$84,194	$-	$3,861
Annuity payments and contract charges	(2,100)	(1,970)	(167,127)	(149,588)	(17,987)	(17,362)	(267,284)	(286,165)	(7,671)	(7,273)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(296)	(218)	(95,225)	36,634	(3,619)	(3,811)	(75,099)	207,911	(1,608)	(1,482)
Net annuitization activity	$(2,396)	$(2,188)	$(255,761)	$67,387	$(21,606)	$(5,439)	$132,833	$5,940	$(9,279)	$(4,894)
Increase (Decrease) in net assets from
contract owner transactions	$(622,842)	$1,982,845	$(22,388,015)	$(7,881,992)	$62,610,467	$35,749,675	$(66,807,087)	$(66,032,014)	$11,363,230	$2,685,194

Increase (Decrease) in net assets	$1,793,079	$2,333,131	$184,660	$(4,248,235)	$67,040,958	$36,222,517	$(60,721,815)	$(62,690,620)	$19,576,368	$3,100,862

Net Assets:
Beginning of year	$16,498,684	$14,165,553	$156,049,255	$160,297,490	$205,291,955	$169,069,438	$344,042,581	$406,733,201	$95,167,528	$92,066,666
End of year	$18,291,763	$16,498,684	$156,233,915	$156,049,255	$272,332,913	$205,291,955	$283,320,766	$344,042,581	$114,743,896	$95,167,528

Unit Transactions:
Beginning of year	1,195,804	1,049,400	8,201,461	8,363,603	19,255,861	15,785,190	22,849,712	26,991,543	7,227,900	7,034,638
Purchased	28,281	71,697	53,566	78,262	5,457,295	4,185,925	237,675	310,904	1,406,471	1,148,789
Transferred between Sub-Accounts and
Fixed Accumulation Account	55,914	179,527	549,127	1,133,661	2,767,847	1,042,444	43,682	20,383	243,007	(167,745)
Withdrawn, Surrendered and Annuitized	(130,349)	(104,820)	(1,545,822)	(1,374,065)	(2,172,298)	(1,757,698)	(4,548,910)	(4,473,118)	(857,109)	(787,782)
End of year	1,149,650	1,195,804	7,258,332	8,201,461	25,308,705	19,255,861	18,582,159	22,849,712	8,020,269	7,227,900

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	HYS		IG1		IGS		MI1		MII
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$13,665,888	$16,583,114	$(209,739)	$(139,436)	$(950,004)	$(580,350)	$(59,660)	$(60,142)	$(216,729)	$(302,197)
Net realized gains (losses)	1,043,343	(608,245)	3,981,673	1,243,214	19,777,825	4,193,256	3,020,803	686,620	23,350,199	5,442,783
Net unrealized gains (losses)	1,739,935	(14,566,351)	467,195	1,006,266	8,157,503	10,677,698	139,521	567,446	5,223,282	7,259,782
Increase (Decrease) in net assets from
operations	$16,449,166	$1,408,518	$4,239,129	$2,110,044	$26,985,324	$14,290,604	$3,100,664	$1,193,924	$28,356,752	$12,400,368

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,669,446	$1,877,206	$446,346	$295,725	$1,020,027	$716,020	$231,030	$219,342	$1,117,644	$778,821
Net transfers between Sub-Accounts and
Fixed Account	(2,403,644)	(10,914,620)	834,737	(114,486)	5,042,260	806,816	3,396,874	3,293,495	18,016,000	24,618,251
Withdrawals, surrenders, annuitizations
and contract charges	(44,119,232)	(45,388,131)	(2,865,599)	(1,611,402)	(21,189,319)	(15,624,729)	(2,901,252)	(518,923)	(22,779,644)	(14,876,076)
Net accumulation activity	$(44,853,430)	$(54,425,545)	$(1,584,516)	$(1,430,163)	$(15,127,032)	$(14,101,893)	$726,652	$2,993,914	$(3,646,000)	$10,520,996

Annuitization Activity:
Annuitizations	$46,421	$177,130	$-	$-	$19,077	$10,297	$-	$-	$-	$-
Annuity payments and contract charges	(302,946)	(133,203)	-	-	(32,077)	(24,069)	-	-	(43,454)	(23,404)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	50,603	(24,135)	(165)	(81)	(10,659)	(5,406)	-	-	(29,289)	14,392
Net annuitization activity	$(205,922)	$19,792	$(165)	$(81)	$(23,659)	$(19,178)	$-	$-	$(72,743)	$(9,012)
Increase (Decrease) in net assets from
contract owner transactions	$(45,059,352)	$(54,405,753)	$(1,584,681)	$(1,430,244)	$(15,150,691)	$(14,121,071)	$726,652	$2,993,914	$(3,718,743)	$10,511,984

Increase (Decrease) in net assets	$(28,610,186)	$(52,997,235)	$2,654,448	$679,800	$11,834,633	$169,533	$3,827,316	$4,187,838	$24,638,009	$22,912,352

Net Assets:
Beginning of year	$214,798,743	$267,795,978	$18,247,713	$17,567,913	$119,334,575	$119,165,042	$10,873,687	$6,685,849	$105,062,829	$82,150,477
End of year	$186,188,557	$214,798,743	$20,902,161	$18,247,713	$131,169,208	$119,334,575	$14,701,003	$10,873,687	$129,700,838	$105,062,829

Unit Transactions:
Beginning of year	14,094,783	17,473,238	1,221,898	1,328,474	8,840,529	9,969,224	661,889	464,476	5,984,457	5,206,659
Purchased	116,036	120,125	27,024	21,208	66,415	55,567	11,654	13,590	57,377	46,241
Transferred between Sub-Accounts and
Fixed Accumulation Account	(155,238)	(690,416)	47,674	(9,706)	304,306	65,086	183,092	218,018	893,568	1,586,799
Withdrawn, Surrendered and Annuitized	(2,708,002)	(2,808,164)	(170,368)	(118,078)	(1,360,519)	(1,249,348)	(153,365)	(34,195)	(1,097,291)	(855,242)
End of year	11,347,579	14,094,783	1,126,228	1,221,898	7,850,731	8,840,529	703,270	661,889	5,838,111	5,984,457
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	M1B		MIS		MFL		MIT		MC1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(1,312,647)	$(1,033,378)	$(4,462,523)	$(3,558,811)	$(2,603,982)	$(1,196,005)	$(4,765,684)	$(4,043,090)	$(617,659)	$(657,849)
Net realized gains (losses)	2,840,609	906,367	(32,516,504)	(52,016,751)	4,853,248	1,694,726	(28,871,748)	(49,530,970)	2,599,183	1,461,744
Net unrealized gains (losses)	2,795,592	2,046,378	55,634,010	64,611,410	24,392,057	8,643,645	120,577,334	105,268,694	(1,843,274)	(452,260)
Increase (Decrease) in net assets from
operations	$4,323,554	$1,919,367	$18,654,983	$9,035,848	$26,641,323	$9,142,366	$86,939,902	$51,694,634	$138,250	$351,635

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,419,803	$6,618,077	$2,703,815	$2,961,399	$81,073,506	$48,524,695	$7,051,917	$7,191,804	$847,927	$1,776,762
Net transfers between Sub-Accounts and
Fixed Account	(1,867,565)	(176,125)	(20,440,145)	(25,634,138)	20,863,108	62,520,334	(26,928,173)	(32,262,023)	(1,022,157)	(2,379,908)
Withdrawals, surrenders, annuitizations
and contract charges	(8,892,827)	(5,407,268)	(57,038,071)	(52,665,488)	(17,984,649)	(10,225,205)	(165,854,065)	(161,313,860)	(5,000,852)	(3,429,952)
Net accumulation activity	$(4,340,589)	$1,034,684	$(74,774,401)	$(75,338,227)	$83,951,965	$100,819,824	$(185,730,321)	$(186,384,079)	$(5,175,082)	$(4,033,098)

Annuitization Activity:
Annuitizations	$-	$-	$136,017	$167,871	$-	$9,176	$442,410	$265,966	$-	$-
Annuity payments and contract charges	(1,353)	(1,322)	(95,740)	(96,365)	(4,041)	(3,030)	(510,623)	(584,424)	(1,498)	(1,482)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(157)	(150)	(8,117)	(3,497)	(871)	(768)	(142,634)	(37,994)	(140)	(162)
Net annuitization activity	$(1,510)	$(1,472)	$32,160	$68,009	$(4,912)	$5,378	$(210,847)	$(356,452)	$(1,638)	$(1,644)
Increase (Decrease) in net assets from
contract owner transactions	$(4,342,099)	$1,033,212	$(74,742,241)	$(75,270,218)	$83,947,053	$100,825,202	$(185,941,168)	$(186,740,531)	$(5,176,720)	$(4,034,742)

Increase (Decrease) in net assets	$(18,545)	$2,952,579	$(56,087,258)	$(66,234,370)	$110,588,376	$109,967,568	$(99,001,266)	$(135,045,897)	$(5,038,470)	$(3,683,107)

Net Assets:
Beginning of year	$78,659,290	$75,706,711	$365,666,252	$431,900,622	$185,054,959	$75,087,391	$858,600,168	$993,646,065	$40,389,836	$44,072,943
End of year	$78,640,745	$78,659,290	$309,578,994	$365,666,252	$295,643,335	$185,054,959	$759,598,902	$858,600,168	$35,351,366	$40,389,836

Unit Transactions:
Beginning of year	7,285,892	7,277,585	43,809,878	52,900,145	14,452,676	7,171,814	59,467,044	71,195,865	3,978,465	4,467,480
Purchased	498,468	585,724	331,428	365,565	5,525,704	3,620,458	494,788	576,585	83,713	168,616
Transferred between Sub-Accounts and
Fixed Accumulation Account	(154,128)	(16,700)	(2,507,580)	(3,254,704)	1,386,179	4,587,800	(1,858,078)	(2,376,201)	(126,108)	(287,385)
Withdrawn, Surrendered and Annuitized	(866,737)	(560,717)	(6,246,085)	(6,201,128)	(1,441,814)	(927,396)	(10,181,494)	(9,929,205)	(549,335)	(370,246)
End of year	6,763,495	7,285,892	35,387,641	43,809,878	19,922,745	14,452,676	47,922,260	59,467,044	3,386,735	3,978,465

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MCS		MCV		MM1		MMS		M1A
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(893,129)	$(1,052,820)	$(420,532)	$(407,130)	$3,338,884	$753,497	$5,907,513	$2,633,473	$(1,785,935)	$(1,099,248)
Net realized gains (losses)	5,021,236	3,972,155	3,659,414	3,818,857	-	-	-	-	4,587,817	696,265
Net unrealized gains (losses)	(4,040,962)	(2,471,284)	(1,087,861)	(2,039,365)	-	-	-	-	9,393,835	4,109,208
Increase (Decrease) in net assets from
operations	$87,145	$448,051	$2,151,021	$1,372,362	$3,338,884	$753,497	$5,907,513	$2,633,473	$12,195,717	$3,706,225

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$447,221	$496,352	$544,143	$1,740,028	$47,732,535	$35,338,140	$10,379,663	$10,162,763	$36,655,110	$24,188,648
Net transfers between Sub-Accounts and
Fixed Account	(3,463,195)	(4,910,417)	(1,040,782)	272,585	24,941,438	20,039,535	91,383,956	71,780,580	5,504,921	4,241,256
Withdrawals, surrenders, annuitizations
and contract charges	(12,252,132)	(11,189,733)	(2,835,250)	(1,811,200)	(39,267,818)	(22,962,808)	(116,844,137)	(121,034,104)	(8,526,656)	(4,050,830)
Net accumulation activity	$(15,268,106)	$(15,603,798)	$(3,331,889)	$201,413	$33,406,155	$32,414,867	$(15,080,518)	$(39,090,761)	$33,633,375	$24,379,074

Annuitization Activity:
Annuitizations	$8,063	$-	$-	$-	$-	$17,988	$194,051	$408,596	$-	$9,537
Annuity payments and contract charges	(12,655)	(16,223)	(151)	(144)	(23,945)	(22,657)	(285,303)	(289,212)	(7,355)	(6,180)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	3,251	(1,687)	(23)	(20)	(2,127)	(2,552)	(34,535)	4,455	(938)	(753)
Net annuitization activity	$(1,341)	$(17,910)	$(174)	$(164)	$(26,072)	$(7,221)	$(125,787)	$123,839	$(8,293)	$2,604
Increase (Decrease) in net assets from
contract owner transactions	$(15,269,447)	$(15,621,708)	$(3,332,063)	$201,249	$33,380,083	$32,407,646	$(15,206,305)	$(38,966,922)	$33,625,082	$24,381,678

Increase (Decrease) in net assets	$(15,182,302)	$(15,173,657)	$(1,181,042)	$1,573,611	$36,718,967	$33,161,143	$(9,298,792)	$(36,333,449)	$45,820,799	$28,087,903

Net Assets:
Beginning of year	$68,651,430	$83,825,087	$25,549,351	$23,975,740	$117,199,576	$84,038,433	$191,927,367	$228,260,816	$82,239,579	$54,151,676
End of year	$53,469,128	$68,651,430	$24,368,309	$25,549,351	$153,918,543	$117,199,576	$182,628,575	$191,927,367	$128,060,378	$82,239,579

Unit Transactions:
Beginning of year	12,048,420	14,935,080	1,682,084	1,649,863	11,958,338	8,633,307	15,938,732	19,134,186	6,422,025	4,707,914
Purchased	78,025	91,977	34,925	126,139	4,902,533	3,695,752	836,746	837,549	2,450,426	1,817,450
Transferred between Sub-Accounts and
Fixed Accumulation Account	(638,672)	(937,855)	(66,820)	32,028	2,188,498	1,491,596	6,692,374	5,232,383	376,434	281,762
Withdrawn, Surrendered and Annuitized	(2,164,160)	(2,040,782)	(182,968)	(125,946)	(3,719,366)	(1,862,317)	(8,715,904)	(9,265,386)	(704,525)	(385,101)
End of year	9,323,613	12,048,420	1,467,221	1,682,084	15,330,003	11,958,338	14,751,948	15,938,732	8,544,360	6,422,025

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	NWD		RE1		RES		RG1		RGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(1,918,070)	$(2,066,947)	$(321,736)	$(309,409)	$(2,351,141)	$(3,088,143)	$(126,087)	$(101,190)	$(634,584)	$(578,321)
Net realized gains (losses)	2,657,230	(4,566,892)	1,625,266	886,042	(30,044,374)	(46,532,878)	864,164	288,429	3,354,086	1,111,794
Net unrealized gains (losses)	13,402,924	10,556,317	1,012,634	960,746	58,868,032	72,072,584	559,182	248,578	5,825,404	3,243,621
Increase (Decrease) in net assets from
operations	$14,142,084	$3,922,478	$2,316,164	$1,537,379	$26,472,517	$22,451,563	$1,297,259	$435,817	$8,544,906	$3,777,094

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$948,849	$847,170	$2,310,816	$3,237,528	$3,106,787	$2,711,614	$241,147	$30,188	$743,733	$696,223
Net transfers between Sub-Accounts and
Fixed Account	(4,599,333)	(10,303,966)	(359,253)	(44,410)	(16,159,167)	(16,842,629)	2,784,437	387,312	6,351,781	5,711,630
Withdrawals, surrenders, annuitizations
and contract charges	(22,572,953)	(21,263,992)	(3,243,998)	(2,196,371)	(68,380,487)	(71,202,208)	(1,631,089)	(774,018)	(15,821,795)	(12,416,009)
Net accumulation activity	$(26,223,437)	$(30,720,788)	$(1,292,435)	$996,747	$(81,432,867)	$(85,333,223)	$1,394,495	$(356,518)	$(8,726,281)	$(6,008,156)

Annuitization Activity:
Annuitizations	$44,029	$44,442	$-	$-	$51,212	$30,358	$-	$-	$-	$14,165
Annuity payments and contract charges	(47,257)	(49,118)	(1,840)	(1,798)	(239,516)	(264,185)	-	-	(41,670)	(22,485)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(8,874)	(9,087)	(218)	(198)	(74,711)	46,003	-	-	2,742	(7,062)
Net annuitization activity	$(12,102)	$(13,763)	$(2,058)	$(1,996)	$(263,015)	$(187,824)	$-	$-	$(38,928)	$(15,382)
Increase (Decrease) in net assets from
contract owner transactions	$(26,235,539)	$(30,734,551)	$(1,294,493)	$994,751	$(81,695,882)	$(85,521,047)	$1,394,495	$(356,518)	$(8,765,209)	$(6,023,538)

Increase (Decrease) in net assets	$(12,093,455)	$(26,812,073)	$1,021,671	$2,532,130	$(55,223,365)	$(63,069,484)	$2,691,754	$79,299	$(220,303)	$(2,246,444)

Net Assets:
Beginning of year	$137,501,927	$164,314,000	$27,431,958	$24,899,828	$352,950,696	$416,020,180	$9,951,870	$9,872,571	$78,190,704	$80,437,148
End of year	$125,408,472	$137,501,927	$28,453,629	$27,431,958	$297,727,331	$352,950,696	$12,643,624	$9,951,870	$77,970,401	$78,190,704

Unit Transactions:
Beginning of year	12,797,342	15,598,558	2,260,668	2,212,955	23,187,138	28,414,936	870,283	905,199	6,688,530	7,171,116
Purchased	85,580	78,127	160,843	266,534	239,177	209,773	20,630	2,824	62,559	60,784
Transferred between Sub-Accounts and
Fixed Accumulation Account	(435,237)	(951,994)	(47,374)	(16,685)	(1,153,335)	(1,185,133)	227,234	33,373	540,983	493,062
Withdrawn, Surrendered and Annuitized	(1,823,317)	(1,927,349)	(261,426)	(202,136)	(4,087,458)	(4,252,438)	(138,731)	(71,113)	(1,288,488)	(1,036,432)
End of year	10,624,368	12,797,342	2,112,711	2,260,668	18,185,522	23,187,138	979,416	870,283	6,003,584	6,688,530

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RI1		RIS		SG1		SGS		SI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(917,784)	$(802,386)	$(332,182)	$(576,670)	$(669,696)	$(635,402)	$(474,075)	$(442,231)	$891,825	$1,175,357
Net realized gains (losses)	12,996,679	3,963,011	14,119,271	3,057,266	1,338,102	837,007	628,136	(2,028,240)	313,098	463,425
Net unrealized gains (losses)	13,500,925	7,200,026	9,539,121	9,687,272	1,146,347	(369,892)	1,301,843	2,214,864	(203,176)	(1,648,182)
Increase (Decrease) in net assets from
operations	$25,579,820	$10,360,651	$23,326,210	$12,167,868	$1,814,753	$(168,287)	$1,455,904	$(255,607)	$1,001,747	$(9,400)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$36,303,078	$21,667,728	$912,018	$451,503	$2,024,888	$3,477,517	$424,552	$116,817	$244,594	$348,779
Net transfers between Sub-Accounts and
Fixed Account	7,278,035	(844,724)	12,028,268	5,119,489	(867,119)	(1,313,001)	(2,627,730)	(3,430,862)	1,537,052	1,226,603
Withdrawals, surrenders, annuitizations
and contract charges	(7,763,750)	(3,685,141)	(16,597,323)	(11,179,077)	(3,972,235)	(3,266,776)	(5,404,528)	(5,251,601)	(3,572,110)	(3,109,910)
Net accumulation activity	$35,817,363	$17,137,863	$(3,657,037)	$(5,608,085)	$(2,814,466)	$(1,102,260)	$(7,607,706)	$(8,565,646)	$(1,790,464)	$(1,534,528)

Annuitization Activity:
Annuitizations	$-	$8,182	$-	$24,750	$-	$-	$52,641	$-	$-	$-
Annuity payments and contract charges	(2,212)	(1,356)	(23,735)	(23,151)	(234)	(234)	(2,530)	(17,921)	(3,058)	(3,091)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(174)	(107)	(2,259)	4,117	(31)	(30)	(445)	(499)	(335)	(311)
Net annuitization activity	$(2,386)	$6,719	$(25,994)	$5,716	$(265)	$(264)	$49,666	$(18,420)	$(3,393)	$(3,402)
Increase (Decrease) in net assets from
contract owner transactions	$35,814,977	$17,144,582	$(3,683,031)	$(5,602,369)	$(2,814,731)	$(1,102,524)	$(7,558,040)	$(8,584,066)	$(1,793,857)	$(1,537,930)

Increase (Decrease) in net assets	$61,394,797	$27,505,233	$19,643,179	$6,565,499	$(999,978)	$(1,270,811)	$(6,102,136)	$(8,839,673)	$(792,110)	$(1,547,330)

Net Assets:
Beginning of year	$87,231,876	$59,726,643	$91,829,693	$85,264,194	$39,158,679	$40,429,490	$36,169,909	$45,009,582	$22,487,758	$24,035,088
End of year	$148,626,673	$87,231,876	$111,472,872	$91,829,693	$38,158,701	$39,158,679	$30,067,773	$36,169,909	$21,695,648	$22,487,758

Unit Transactions:
Beginning of year	5,123,155	4,045,282	6,756,158	7,228,881	3,249,303	3,351,218	5,803,755	7,207,008	1,805,113	1,930,592
Purchased	1,831,103	1,395,767	60,752	34,560	156,837	295,366	66,279	19,799	19,389	28,196
Transferred between Sub-Accounts and
Fixed Accumulation Account	372,408	(59,636)	700,213	352,425	(77,359)	(115,065)	(428,005)	(602,554)	106,573	95,966
Withdrawn, Surrendered and Annuitized	(424,632)	(258,258)	(995,108)	(859,708)	(334,648)	(282,216)	(824,716)	(820,498)	(268,992)	(249,641)
End of year	6,902,034	5,123,155	6,522,015	6,756,158	2,994,133	3,249,303	4,617,313	5,803,755	1,662,083	1,805,113

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
Statements of Changes in Net Assets - continued

	SIS		SVS		TE1		TEC		MFJ
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$2,520,993	$3,482,491	$(107,139)	$(100,156)	$(47,938)	$(47,195)	$(268,139)	$(284,573)	$5,629,394	$3,368,619
Net realized gains (losses)	964,898	1,796,424	1,100,321	1,445,326	327,087	60,025	1,238,694	(746,760)	34,752,066	18,269,552
Net unrealized gains (losses)	(769,246)	(5,042,200)	50,313	(1,623,798)	278,425	103,449	2,358,913	1,615,211	27,167,038	(14,278,009)
Increase (Decrease) in net assets from
operations	$2,716,645	$236,715	$1,043,495	$(278,628)	$557,574	$116,279	$3,329,468	$583,878	$67,548,498	$7,360,162

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$434,650	$798,330	$66,148	$356,224	$176,922	$198,085	$481,499	$98,390	$152,043,446	$231,095,465
Net transfers between Sub-Accounts and
Fixed Account	3,232,949	3,030,381	(1,688,899)	(444,523)	(402,364)	(242,569)	(863,305)	(2,142,311)	(27,841,332)	3,174,435
Withdrawals, surrenders, annuitizations
and contract charges	(11,701,524)	(10,732,024)	(968,571)	(557,222)	(561,321)	(328,049)	(3,110,610)	(2,624,210)	(69,873,385)	(45,382,250)
Net accumulation activity	$(8,033,925)	$(6,903,313)	$(2,591,322)	$(645,521)	$(786,763)	$(372,533)	$(3,492,416)	$(4,668,131)	$54,328,729	$188,887,650

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$36,380	$72,929
Annuity payments and contract charges	(20,161)	(20,803)	-	-	-	-	(6,059)	(936)	(70,667)	(58,225)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(10,187)	(408)	-	-	-	-	(1,212)	(859)	(4,478)	(3,410)
Net annuitization activity	$(30,348)	$(21,211)	$-	$-	$-	$-	$(7,271)	$(1,795)	$(38,765)	$11,294
Increase (Decrease) in net assets from
contract owner transactions	$(8,064,273)	$(6,924,524)	$(2,591,322)	$(645,521)	$(786,763)	$(372,533)	$(3,499,687)	$(4,669,926)	$54,289,964	$188,898,944

Increase (Decrease) in net assets	$(5,347,628)	$(6,687,809)	$(1,547,827)	$(924,149)	$(229,189)	$(256,254)	$(170,219)	$(4,086,048)	$121,838,462	$196,259,106

Net Assets:
Beginning of year	$58,018,808	$64,706,617	$10,531,335	$11,455,484	$3,377,159	$3,633,413	$18,988,564	$23,074,612	$629,492,828	$433,233,722
End of year	$52,671,180	$58,018,808	$8,983,508	$10,531,335	$3,147,970	$3,377,159	$18,818,345	$18,988,564	$751,331,290	$629,492,828

Unit Transactions:
Beginning of year	4,397,877	4,922,159	796,494	847,507	419,282	482,254	5,244,561	6,675,608	49,480,358	35,062,662
Purchased	33,040	60,494	4,734	27,522	23,360	15,474	125,184	28,400	11,289,045	18,109,710
Transferred between Sub-Accounts and
Fixed Accumulation Account	231,863	221,650	(113,962)	(35,443)	(41,930)	(34,049)	(265,303)	(666,652)	(2,116,586)	235,672
Withdrawn, Surrendered and Annuitized	(864,911)	(806,426)	(75,914)	(43,092)	(67,937)	(44,397)	(798,100)	(792,795)	(5,403,322)	(3,927,686)
End of year	3,797,869	4,397,877	611,352	796,494	332,775	419,282	4,306,342	5,244,561	53,249,495	49,480,358

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	TRS		MFE		UTS		MV1		MVS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$15,993,894	$16,568,875	$481,991	$(252,739)	$4,762,209	$(1,263,376)	$(458,139)	$(546,127)	$304,133	$(120,412)
Net realized gains (losses)	52,756,757	30,124,782	4,442,052	1,721,587	7,054,717	(3,823,076)	12,410,216	3,591,472	28,870,620	10,526,546
Net unrealized gains (losses)	44,068,445	(26,978,207)	8,648,245	2,776,709	69,924,730	47,760,165	10,449,720	2,471,924	24,917,750	5,411,309
Increase (Decrease) in net assets from
operations	$112,819,096	$19,715,450	$13,572,288	$4,245,557	$81,741,656	$42,673,713	$22,401,797	$5,517,269	$54,092,503	$15,817,443

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,552,200	$11,431,545	$12,387,129	$4,654,664	$3,133,153	$2,792,123	$10,039,415	$11,416,522	$2,450,975	$2,381,078
Net transfers between Sub-Accounts and
Fixed Account	(20,050,896)	19,406,341	7,162,826	7,184,490	8,546,449	15,481,759	(3,225,271)	(841,120)	3,195,329	10,371,692
Withdrawals, surrenders, annuitizations
and contract charges	(249,489,606)	(238,910,653)	(5,788,717)	(2,704,056)	(65,146,846)	(46,907,679)	(15,420,977)	(8,878,990)	(57,143,884)	(48,991,266)
Net accumulation activity	$(259,988,302)	$(208,072,767)	$13,761,238	$9,135,098	$(53,467,244)	$(28,633,797)	$(8,606,833)	$1,696,412	$(51,497,580)	$(36,238,496)

Annuitization Activity:
Annuitizations	$465,062	$992,727	$-	$-	$74,385	$27,130	$-	$-	$24,107	$146,311
Annuity payments and contract charges	(1,154,292)	(1,201,542)	(4,233)	(3,722)	(106,328)	(164,847)	(5,446)	(5,080)	(110,401)	(111,430)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(72,650)	(31,494)	(853)	(509)	(47,887)	(27,203)	(860)	(568)	(33,540)	(5,205)
Net annuitization activity	$(761,880)	$(240,309)	$(5,086)	$(4,231)	$(79,830)	$(164,920)	$(6,306)	$(5,648)	$(119,834)	$29,676
Increase (Decrease) in net assets from
contract owner transactions	$(260,750,182)	$(208,313,076)	$13,756,152	$9,130,867	$(53,547,074)	$(28,798,717)	$(8,613,139)	$1,690,764	$(51,617,414)	$(36,208,820)

Increase (Decrease) in net assets	$(147,931,086)	$(188,597,626)	$27,328,440	$13,376,424	$28,194,582	$13,874,996	$13,788,658	$7,208,033	$2,475,089	$(20,391,377)

Net Assets:
Beginning of year	$1,229,097,435	$1,417,695,061	$37,623,081	$24,246,657	$299,205,027	$285,330,031	$124,900,820	$117,692,787	$311,868,666	$332,260,043
End of year	$1,081,166,349	$1,229,097,435	$64,951,521	$37,623,081	$327,399,609	$299,205,027	$138,689,478	$124,900,820	$314,343,755	$311,868,666

Unit Transactions:
Beginning of year	61,210,836	70,122,337	2,310,367	1,823,681	16,956,503	18,353,815	9,478,274	9,411,407	20,463,991	22,855,509
Purchased	484,665	578,979	525,263	235,372	181,600	154,638	644,227	866,871	147,279	159,647
Transferred between Sub-Accounts and
Fixed Accumulation Account	(1,026,332)	1,293,273	362,640	443,312	379,399	938,908	(223,330)	(72,334)	131,707	693,930
Withdrawn, Surrendered and Annuitized	(11,467,975)	(10,783,753)	(317,730)	(191,998)	(2,995,314)	(2,490,858)	(1,116,533)	(727,670)	(3,382,010)	(3,245,095)
End of year	49,201,194	61,210,836	2,880,540	2,310,367	14,522,188	16,956,503	8,782,638	9,478,274	17,360,967	20,463,991
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	OCA		OGG		OMG		OMS		PMB
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income (loss)	$(601,495)	$(360,974)	$(249,841)	$(96,295)	$(3,509,576)	$(1,564,825)	$(256,231)	$(162,155)	$288,485	$104,439
Net realized gains (losses)	1,241,850	621,806	1,702,598	141,076	2,280,562	997,053	979,682	673,180	192,144	104,174
Net unrealized gains (losses)	1,453,094	737,196	2,032,323	1,149,890	47,044,527	9,951,281	938,903	235,825	132,658	99,202
Increase (Decrease) in net assets from
operations	$2,093,449	$998,028	$3,485,080	$1,194,671	$45,815,513	$9,383,509	$1,662,354	$746,850	$613,287	$307,815

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,994,538	$3,706,640	$12,334,808	$4,185,665	$164,759,230	$106,531,165	$5,955,070	$1,821,587	$1,652,427	$1,721,604
Net transfers between Sub-Accounts and
Fixed Account	1,545,935	469,075	4,135,316	2,233,083	47,420,723	24,493,311	1,418,873	469,482	3,198,658	1,674,201
Withdrawals, surrenders, annuitizations
and contract charges	(2,735,297)	(2,060,215)	(1,958,017)	(327,334)	(20,128,381)	(8,390,392)	(1,052,171)	(513,553)	(608,351)	(145,675)
Net accumulation activity	$3,805,176	$2,115,500	$14,512,107	$6,091,414	$192,051,572	$122,634,084	$6,321,772	$1,777,516	$4,242,734	$3,250,130

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$41,825	$-	$-	$-	$-
Annuity payments and contract charges	(2,134)	(2,069)	-	-	(11,971)	(8,439)	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(285)	(275)	-	-	(1,233)	(1,189)	-	-	-	-
Net annuitization activity	$(2,419)	$(2,344)	$-	$-	$(13,204)	$32,197	$-	$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$3,802,757	$2,113,156	$14,512,107	$6,091,414	$192,038,368	$122,666,281	$6,321,772	$1,777,516	$4,242,734	$3,250,130

Increase (Decrease) in net assets	$5,896,206	$3,111,184	$17,997,187	$7,286,085	$237,853,881	$132,049,790	$7,984,126	$2,524,366	$4,856,021	$3,557,945

Net Assets:
Beginning of year	$33,917,242	$30,806,058	$13,587,975	$6,301,890	$246,848,978	$114,799,188	$10,694,455	$8,170,089	$5,141,808	$1,583,863
End of year	$39,813,448	$33,917,242	$31,585,162	$13,587,975	$484,702,859	$246,848,978	$18,678,581	$10,694,455	$9,997,829	$5,141,808

Unit Transactions:
Beginning of year	2,328,976	2,178,624	991,457	514,788	17,938,766	8,686,835	595,796	489,698	290,180	96,856
Purchased	338,885	266,327	859,887	334,202	11,442,718	8,106,880	313,174	109,464	92,353	103,068
Transferred between Sub-Accounts and
Fixed Accumulation Account	107,512	35,858	283,600	173,897	3,288,425	1,836,813	71,942	27,867	186,480	99,474
Withdrawn, Surrendered and Annuitized	(184,959)	(151,833)	(138,119)	(31,430)	(1,471,259)	(691,762)	(55,239)	(31,233)	(34,774)	(9,218)
End of year	2,590,414	2,328,976	1,996,825	991,457	31,198,650	17,938,766	925,673	595,796	534,239	290,180

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	PLD		PRR		PTR		PRA		PCR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005 (f)	2006	2005 (f)
Operations:
Net investment income (loss)	$8,427,849	$1,853,589	$822,252	$297,897	$1,583,070	$860,696	$67,626	$2,858	$121,321	$3,906
Net realized gains (losses)	(284,979)	464,096	907,137	528,393	147,028	1,003,049	2,011	470	1,639	1,675
Net unrealized gains (losses)	(274,547)	(3,457,393)	(2,111,776)	(753,428)	(454,586)	(1,606,801)	(9,319)	(1,694)	(260,653)	(3,466)
Increase (Decrease) in net assets from
operations	$7,868,323	$(1,139,708)	$(382,387)	$72,862	$1,275,512	$256,944	$60,318	$1,634	$(137,693)	$2,115

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$159,348,959	$105,227,960	$9,218,232	$9,781,197	$14,542,415	$9,869,887	$646,211	$183,341	$2,908,815	$402,411
Net transfers between Sub-Accounts and
Fixed Account	83,999,042	22,745,263	(542,029)	2,413,025	3,880,196	2,994,776	1,191,639	6,671	1,765,354	123,940
Withdrawals, surrenders, annuitizations
and contract charges	(22,007,150)	(11,014,261)	(3,329,044)	(2,986,060)	(6,786,480)	(5,078,576)	(68,207)		(188,855)	(23,957)
Net accumulation activity	$221,340,851	$116,958,962	$5,347,159	$9,208,162	$11,636,131	$7,786,087	$1,769,643	$190,012	$4,485,314	$502,394

Annuitization Activity:
Annuitizations	$-	$55,158	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(25,310)	(21,651)	-	-	(4,739)	(4,855)	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(2,779)	(3,300)	-	-	(977)	(997)	-	-	-	-
Net annuitization activity	$(28,089)	$30,207	$-	$-	$(5,716)	$(5,852)	$-	$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$221,312,762	$116,989,169	$5,347,159	$9,208,162	$11,630,415	$7,780,235	$1,769,643	$190,012	$4,485,314	$502,394

Increase (Decrease) in net assets	$229,181,085	$115,849,461	$4,964,772	$9,281,024	$12,905,927	$8,037,179	$1,829,961	$191,646	$4,347,621	$504,509

Net Assets:
Beginning of year	$234,513,041	$118,663,580	$32,648,274	$23,367,250	$57,410,982	$49,373,803	$191,646	$-	$504,509	$-
End of year	$463,694,126	$234,513,041	$37,613,046	$32,648,274	$70,316,909	$57,410,982	$2,021,607	$191,646	$4,852,130	$504,509

Unit Transactions:
Beginning of year	23,604,352	11,851,375	2,712,386	1,942,972	5,192,072	4,491,441	18,761	-	49,012	-
Purchased	16,020,017	10,785,554	774,935	820,258	1,310,352	901,835	63,448	18,109	287,349	39,388
Transferred between Sub-Accounts and
Fixed Accumulation Account	8,367,707	2,287,480	(44,601)	203,121	344,535	271,940	117,166	652	176,858	11,915
Withdrawn, Surrendered and Annuitized	(2,310,892)	(1,320,057)	(280,261)	(253,965)	(614,999)	(473,144)	(6,841)	-	(18,429)	(2,291)
End of year	45,681,184	23,604,352	3,162,459	2,712,386	6,231,960	5,192,072	192,534	18,761	494,790	49,012

(f)	For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SSA		LGF			IGB			SRE		SC3
	Sub-Account		Sub-Account			Sub-Account			Sub-Account		Sub-Account
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
	2006	2005		2006 (h)	2005	2006	2005		2006	2005	2006	2005
Operations:
Net investment income (loss)	$(7,360)	$(24,395)		$(3,024)	$-	$204,136	$55,369		$(274,592)	$(139,876)	$(56,409)	$(46,718)
Net realized gains (losses)	(20,216)	216,805		2,073	-	23,468	14,905		7,699,237	3,691,782	3,029,457	2,635,319
Net unrealized gains (losses)	590,630	(225,740)		42,910	-	32,432	(75,195)		14,763,157	(155,245)	2,931,840	(1,236,264)
Increase (Decrease) in net assets from
operations	$563,054	$(33,330)		$41,959	$-	$260,036	$(4,921)		$22,187,802	$3,396,661	$5,904,888	$1,352,337

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,123,277	$843,538		$441,553	$-	$3,043,666	$1,578,754		$35,311,370	$21,656,624	$155,176	$474,467
Net transfers between Sub-Accounts and
Fixed Account	1,013,367	(260,265)		316,296	-	3,025,471	1,794,232		(2,270,740)	3,596,732	(2,827,427)	(747,353)
Withdrawals, surrenders, annuitizations
and contract charges	(138,574)	(78,188)		(2,043)	-	(1,091,612)	(551,094)		(3,618,873)	(1,722,954)	(1,655,963)	(1,165,997)
Net accumulation activity	$2,998,070	$505,085		$755,806	$-	$4,977,525	$2,821,892		$29,421,757	$23,530,402	$(4,328,214)	$(1,438,883)

Annuitization Activity:
Annuitizations	$-	$-		$-	$-	$-	$-	$		$5,387	$-	$-
Annuity payments and contract charges	-	-		-	-	-	-		(1,774)	(1,152)	(1,596)	(1,307)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-	-		-	-	-			(156)	(87)	(349)	(188)
Net annuitization activity	$-	$-		$-	$-	$-	$-		$(1,930)	$4,148	$(1,945)	$(1,495)
Increase (Decrease) in net assets from
contract owner transactions	$2,998,070	$505,085		$755,806	$-	$4,977,525	$2,821,892		$29,419,827	$23,534,550	$(4,330,159)	$(1,440,378)

Increase (Decrease) in net assets	$3,561,124	$471,755		$797,765	$-	$5,237,561	$2,816,971		$51,607,629	$26,931,211	$1,574,729	$(88,041)

Net Assets:
Beginning of year	$1,582,621	$1,110,866	$		$-	$3,511,097	$694,126		$47,926,006	$20,994,795	$18,256,525	$18,344,566
End of year	$5,143,745	$1,582,621		$797,765	$-	$8,748,658	$3,511,097		$99,533,635	$47,926,006	$19,831,254	$18,256,525

Unit Transactions:
Beginning of year	146,395	99,939		-	-	340,324	67,201		3,596,058	1,693,151	967,700	1,046,871
Purchased	182,759	79,732		46,906	-	294,660	153,503		2,251,172	1,766,093	6,908	27,704
Transferred between Sub-Accounts and
Fixed Accumulation Account	85,488	(24,538)		34,204	-	290,633	174,566		(126,137)	284,725	(129,213)	(40,192)
Withdrawn, Surrendered and Annuitized	(11,614)	(8,738)		(214)	-	(104,509)	(54,946)		(240,706)	(147,911)	(75,626)	(66,683)
End of year	403,028	146,395		80,896	-	821,108	340,324		5,480,387	3,596,058	769,769	967,700

(g)	For the period May 1, 2006 (commencement of operations) through December 31, 2006.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	CMM			WTF		USC
	Sub-Account			Sub-Account		Sub-Account
	Year Ended		Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,
	2006		2005 (e)	2006	2005 (e)	2006	2005 (e)
Operations:
Net investment income (loss)	$22,670		$2,627	$(9,740)	$(2,544)	$(304)	$(10)
Net realized gains (losses)				30,106	1,586	392	(8)
Net unrealized gains (losses)	-		-	108,393	33,477	1,384	19
Increase (Decrease) in net assets from
operations	$22,670		$2,627	$128,759	$32,519	$1,472	$1

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$546,585		$413,721	$442,602	$339,956	$1,119	$3,181
Net transfers between Sub-Accounts and
Fixed Account	196,907		87,375	59,142	51,964	20,785	4,553
Withdrawals, surrenders, annuitizations
and contract charges	(26,169)		(13,581)	(17,531)	(5,995)	-	-
Net accumulation activity	$717,323		$487,515	$484,213	$385,925	$21,904	$7,734

Annuitization Activity:
Annuitizations	$-		$-	$-	$-	$-	$-
Annuity payments and contract charges	-		-	-	-	-	-
Net transfers between Sub-Accounts
Adjustments to annuity reserves	-		-	-	-	-	-
Net annuitization activity	$-		$-	$-	$-	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$717,323		$487,515	$484,213	$385,925	$21,904	$7,734

Increase (Decrease) in net assets	$739,993		$490,142	$612,972	$418,444	$23,376	$7,735

Net Assets:
Beginning of year	$490,142	$		$418,444	$-	$7,735	$-
End of year	$1,230,135		$490,142	$1,031,416	$418,444	$31,111	$7,735

Unit Transactions:
Beginning of year	48,728		-	36,338	-	699	-
Purchased	54,554		41,669	36,808	32,287	104	283
Transferred between Sub-Accounts and
Fixed Accumulation Account	19,313		8,714	4,925	4,752	1,847	416
Withdrawn, Surrendered and Annuitized	(3,351)		(1,655)	(1,944)	(701)	-	-
End of year	119,244		48,728	76,127	36,338	2,650	699

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Regatta Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts and Sun Life Financial Masters VII contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Company Act of 1940, as amended. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts and the Sun Life Financial Masters VII contracts, the funds include Columbia Funds Variable Insurance Trust, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., The "Series Trust", Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Sun Capital Advisers Trust and Wanger Advisors Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. The portion of the Variable Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations
Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes -an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or exposed to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management of the Sub-Accounts is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Sub-Accounts is currently evaluating the impact the adoption of FAS 157 will have on the Sub-Account’s financial statement disclosures.

(3) Contract Charges and Related Party Transactions

Charges for mortality and expense risks, optional death benefit riders, the Lifetime Income Bonus Benefit (available on Sun Life Financial Masters IV contracts and Sun Life Financial Masters VII contracts), and the Secured Returns Optional Living Benefit (available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, and Sun Life Financial Masters Flex contracts) are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9

Regatta contracts	1.10%
Regatta Gold contracts	1.25%
Regatta Classic contracts	1.00%
Regatta Platinum contracts	1.25%
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Sun Life Financial Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%
Sun Life Financial Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Sun Life Financial Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Sun Life Financial Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Sun Life Financial Masters IV contracts	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Sun Life Financial Masters VII contracts	1.00%	1.10%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant’s account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant’s account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

A specific quarterly charge, equal to 0.125% of Account Value, is deducted on the last day of the Account Quarter if one of the following optional living benefit riders has been elected: Secured Returns 2, Secured Returns for Life, or Secured Returns for Life Plus. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the Issue Date.) These three optional living benefit riders are available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.56% and 1.00% to 1.35% of the Funds’ net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Choice, a surrender charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts, a surrender charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant’s account for less than one year.

For assuming the risk that surrender charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Sun Life Financial Masters Extra and Sun Life Financial Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2006, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.

	Contract Charges	Surrender Charges
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund	$ 7	$
Columbia Marsico 21st Century Portfolio
Columbia Marsico Growth Portfolio	13
Columbia Marsico International Opportunities Portfolio

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio	$ 81	$
VIP Freedom 2015 Portfolio	167	18,103
VIP Freedom 2020 Portfolio	206	2,870
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund	7,265	42,879
Templeton Developing Markets Securities Fund	426	6,760
Templeton Growth Securities Fund Class 2	2,365	9,761
Templeton Foreign Securities Fund	49,476	340,951
Franklin Small Cap Value Securities Fund	6,573	23,616
Lord Abbett Series Fund, Inc.
All Value Portfolio	2,305	13,208
Growth & Income Portfolio	50,000	134,759
Growth Opportunities Portfolio	31,414	50,352
Mid Cap Value Portfolio	23,000	49,705
MFS/Sun Life Series Trust:
Bond S Class	19,367	121,056
Bond Series	40,943	86,914
Capital Appreciation S Class	9,467	58,253
Capital Appreciation Series	285,450	275,719
Capital Opportunities S Class	5,467	20,435
Capital Opportunities Series	98,073	119,637
Emerging Growth S Class	7,082	23,510
Emerging Growth Series	193,716	64,806
Emerging Markets Equity S Class
Emerging Markets Equity Series	28,548	163,733
Global Governments S Class	1,305	17,971
Global Governments Series	19,450	54,494
Global Growth S Class	2,341	14,372
Global Growth Series	60,289	76,788
Global Total Return S Class	4,366	13,322
Global Total Return Series	53,134	33,774
Government Securities S Class	63,036	363,037
Government Securities Series	119,792	266,651
High Yield S Class	47,299	167,334
High Yield Series	82,292	189,851
International Growth S Class	5,905	24,546
International Growth Series	49,863	79,980
International Investors Trust S Class	2,928	23,995
International Investors Trust Series	36,269	39,212
Massachusetts Investors Growth Stock S Class	21,558	139,169
Massachusetts Investors Growth Stock Series	169,611	251,582
Massachusetts Investors Trust S Class	54,215	252,207
Massachusetts Investors Trust Series	354,446	510,399
Mid Cap Growth S Class	16,207	39,906
Mid Cap Growth Series	25,004	32,302
Mid Cap Value S Class	9,430	59,699
Money Market S Class	42,212	481,308
Money Market Series	109,929	394,401
New Discovery S Class	47,111	147,762
New Discovery Series	55,989	133,793
Research S Class	7,649	57,013
Research Series	179,686	72,356
Research Growth and Income S Class	2,849	11,053
Research Growth and Income Series	28,201	74,978
Research International S Class	31,611	162,889
Research International Series	27,945	84,237

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued
Strategic Growth S Class	12,450	64,758
Strategic Growth Series	15,969	10,290
Strategic Income S Class	5,743	40,054
Strategic Income Series	15,184	54,655
Strategic Value S Class	2,519	10,386
Technology S Class	1,540	3,140
Technology Series	11,212	25,471
Total Return S Class	187,244	1,552,083
Total Return Series	416,881	712,051
Utilities S Class	11,389	88,081
Utilities Series	114,598	260,858
Value S Class	29,824	216,109
Value Series	86,321	282,919
Oppenheimer Variable Account Funds	2,551	32,857
Capital Appreciation Fund	42,971	407,677
Global Securities Fund	3,625	15,882
Main Street Fund
Main St. Small Cap Fund	1,961	16,153
PIMCO Variable Insurance Trust	41,152	449,994
Emerging Markets Bond Portfolio	8,965	70,356
Low Duration Portfolio	13,032	106,064
Real Return Portfolio	155	1,170
Total Return Portfolio	402	915
VIT All Asset Portfolio
VIT Commodity Real Return Strategy Portfolio	857	2,306
Sun Capital Advisers Trust
All Cap S Class	989	2,803
FI Large Cap Growth Fund	32,787	79,612
Investment Grade Bond S Class	7157	28,460
Real Estate Fund S Class	175	131
Real Estate Fund
Sun Capital Money Market S Class	368	509
Wanger Advisors Trust
Wanger Select
Wanger U.S. Smaller Companies

(4) Reserve for Variable Annuities

Reserve for variable annuities represents actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table and an assumed rate of 3% for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Extra, and Sun Life Financial Masters Flex. Due to the demographics of Regatta Flex II, Regatta Choice II, Sun Life Financial Masters IV and Sun Life Financial Masters VII, no reserves were required at December 31, 2006. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments of the Funds for each Sub-Account for the year ended December 31, 2006:

	Purchases	Sales
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund	$10,157	$145
Columbia Marsico 21st Century Portfolio	72,955	934
Columbia Marsico Growth Portfolio	167,903	2,841
Columbia Marsico International Opportunities Portfolio	137,869	1,602
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio	3,232,409	618,698
VIP Freedom 2015 Portfolio	8,366,898	825,479
VIP Freedom 2020 Portfolio	16,080,325	1,786,366
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund	30,431,362	5,833,330
Templeton Developing Markets Securities Fund	6,532,505	1,198,869
Templeton Growth Securities Fund Class 2	12,717,615	1,405,926
Templeton Foreign Securities Fund	173,324,845	24,015,763
Franklin Small Cap Value Securities Fund	15,178,632	4,531,114
Lord Abbett Series Fund, Inc.
All Value Portfolio	14,513,095	2,810,776
Growth & Income Portfolio	120,044,240	11,636,752
Growth Opportunities Portfolio	29,302,492	3,182,705
Mid Cap Value Portfolio	40,330,477	5,733,831
MFS/Sun Life Series Trust:
Bond S Class	17,109,821	15,071,332
Bond Series	21,828,479	41,703,830
Capital Appreciation S Class	2,651,974	7,806,479
Capital Appreciation Series	8,274,534	134,140,958
Capital Opportunities S Class	2,012,879	2,815,772
Capital Opportunities Series	3,085,124	51,355,261
Emerging Growth S Class	3,998,640	5,139,288
Emerging Growth Series	5,246,563	78,707,109
Emerging Markets Equity S Class	11,688,693	5,074,248
Emerging Markets Equity Series	31,629,726	32,947,083
Global Governments S Class	1,426,661	2,045,583
Global Governments Series	3,966,980	13,134,933
Global Growth S Class	2,017,787	2,192,427
Global Growth Series	7,238,775	34,644,926
Global Total Return S Class	5,003,627	4,676,780
Global Total Return Series	24,599,857	37,393,887
Government Securities S Class	95,151,198	25,812,059
Government Securities Series	33,684,867	89,104,551
High Yield S Class	46,404,301	28,458,875
High Yield Series	29,130,871	60,574,938
International Growth S Class	5,329,617	5,617,783
International Growth Series	23,312,251	29,593,358
International Investors Trust S Class	6,575,432	4,518,843
International Investors Trust Series	37,019,234	28,436,366
Massachusetts Investors Growth Stock S Class	12,125,445	17,780,034
Massachusetts Investors Growth Stock Series	6,891,431	86,088,078
Massachusetts Investors Trust S Class	105,198,976	23,855,034
Massachusetts Investors Trust Series	12,214,329	202,778,547
Mid Cap Growth S Class	4,185,422	9,979,661
Mid Cap Growth Series	6,664,906	22,830,734
Mid Cap Value S Class	5,964,115	6,698,939
Money Market S Class	117,339,499	80,618,405
Money Market Series	125,356,795	134,621,052
New Discovery S Class	52,651,990	20,811,905
New Discovery Series	8,301,956	36,446,691

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust - continued
Research S Class	$4,905,646	$6,521,658
Research Series	4,976,330	88,948,642
Research Growth and Income S Class	4,304,540	3,036,132
Research Growth and Income Series	10,473,806	19,876,341
Research International S Class	59,115,043	17,664,779
Research International Series	24,322,726	22,078,554
Strategic Growth S Class	5,668,136	9,152,532
Strategic Growth Series	2,697,290	10,728,960
Strategic Income S Class	5,345,193	6,012,665
Strategic Income Series	11,712,401	16,643,650
Strategic Value S Class	1,566,038	3,465,383
Technology S Class	541,901	1,376,602
Technology Series	4,342,126	8,108,739
Total Return S Class	200,752,198	114,801,741
Total Return Series	91,475,986	291,328,123
Utilities S Class	25,715,605	11,476,609
Utilities Series	24,939,202	73,676,181
Value S Class	24,327,009	28,598,585
Value Series	32,712,904	72,403,260
Oppenheimer Variable Account Funds
Capital Appreciation Fund	10,069,008	6,867,462
Global Securities Fund	19,022,530	3,820,553
Main Street Fund	203,043,082	14,513,059
Main St. Small Cap Fund	8,838,406	2,418,676
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	5,942,908	1,279,053
Low Duration Portfolio	240,108,464	10,365,073
Real Return Portfolio	15,876,382	8,744,600
Total Return Portfolio	24,981,415	11,398,491
VIT All Asset Portfolio	2,236,038	393,783
VIT Commodity Real Return Strategy Portfolio	5,362,673	737,602
Sun Capital Advisers Trust
All Cap S Class	3,534,043	529,111
FI Large Cap Growth Fund	800,243	47,461
Investment Grade Bond S Class	6,819,707	1,557,837
Real Estate Fund S Class	46,180,458	13,795,848
Real Estate Fund	2,566,636	6,135,834
Sun Capital Money Market S Class	786,725	46,732
Wanger Advisors Trust
Wanger Select	561,991	70,698
Wanger U.S. Smaller Companies	22,261	287

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights
The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratios', excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

CSC
	December 31, 2006	1,411	$12.2863	to	12.5560	$17,650	0.26%	1.55	to	1.65%	17.40	to	17.52%
	December 31, 2005 (e)	583	10.6376	to	10.6460	6,200	-	1.55	to	1.65	6.38	to	6.46
NMT
	December 31, 2006	6,233	13.0685	to	13.3555	83,087	0.12	1.35	to	1.65	17.77	to	18.13
	December 31, 2005 (e)	462	11.2788	to	11.2788	5,204	-	1.65	to	1.65	12.79
NNG
	December 31, 2006	19,841	11.2465	to	11.4935	226,596	-	1.35	to	1.85	4.14	to	4.66
	December 31, 2005 (e)	4,598	10.9467	to	10.9467	50,336	-	1.75	to	1.75	9.47
NMI
	December 31, 2006	11,385	14.2400	to	14.5526	165,345	0.19	1.35	to	1.65	21.19	to	21.56
	December 31, 2005 (e)	1,299	11.9430	to	11.9524	15,506	0.08	1.55	to	1.65	19.43	to	19.52
F10
	December 31, 2006	268,016	10.9973	to	11.1613	2,974,098	3.37	1.35	to	2.25	7.12	to	8.10
	December 31, 2005 (f)	23,605	10.3185	to	10.3185	243,563	0.87	1.35	to	1.35	3.18
F15
	December 31, 2006	715,554	11.2046	to	11.3717	8,088,852	2.49	1.30	to	2.30	8.30	to	9.40
	December 31, 2005 (f)	25,858	10.3850	to	10.3937	268,544	1.11	1.35	to	1.85	3.85	to	3.94
F20
	December 31, 2006	1,308,908	11.3368	to	11.5058	14,984,152	3.47	1.30	to	2.30	9.14	to	10.26
	December 31, 2005 (f)	10,353	10.4250	to	10.4346	107,943	0.83	1.35	to	1.90	4.25	to	4.35
FMS
	December 31, 2006	3,368,514	13.9177	to	17.7303	58,070,328	1.22	1.30	to	2.35	15.61	to	16.85
	December 31, 2005	1,886,907	12.0251	to	15.1818	27,978,414	0.87	1.30	to	2.30	8.02	to	9.12
	December 31, 2004	1,146,446	11.1069	to	13.9198	15,778,515	0.75	1.25	to	2.30	10.03	to	11.15
	December 31, 2003	489,937	12.2638	to	12.5282	6,110,725	0.78	1.35	to	2.30	22.27	to	23.46
	December 31, 2002 (b)	35,337	10.1163	to	10.1476	357,959	-	1.35	to	2.30	1.16	to	1.48
TDM
	December 31, 2006	511,631	13.9683	to	14.1765	7,216,012	1.18	1.30	to	2.30	25.15	to	26.43
	December 31, 2005 (f)	82,552	11.1943	to	11.2121	924,837	-	1.35	to	2.30	11.94	to	12.12
FTG
	December 31, 2006	1,134,629	14.5363	to	20.3990	22,093,074	1.21	1.30	to	2.35	18.95	to	20.23
	December 31, 2005	518,022	12.2061	to	16.9753	8,461,348	0.99	1.30	to	2.30	6.37	to	7.45
	December 31, 2004 (d)	185,270	11.4492	to	15.8060	2,822,852	1.01	1.25	to	2.30	13.35	to	14.58
FTI
	December 31, 2006	23,906,416	14.9290	to	19.5344	449,411,615	1.19	1.30	to	2.55	18.36	to	19.87
	December 31, 2005	15,021,292	12.5557	to	16.3623	236,905,307	1.11	1.30	to	2.55	7.37	to	8.74
	December 31, 2004	8,240,520	11.6449	to	15.1080	120,369,576	1.01	1.25	to	2.55	15.50	to	16.92
	December 31, 2003	1,734,535	12.3883	to	12.9673	21,780,367	0.81	1.35	to	2.55	26.43	to	30.43
	December 31, 2002 (b)	109,241	9.5923	to	9.6281	1,049,989	-	1.35	to	2.30	(4.08)	to	(3.72)
FVS
	December 31, 2006	1,597,154	14.4771	to	20.6252	32,015,946	0.63	1.30	to	2.50	14.06	to	15.46
	December 31, 2005	1,065,024	12.6580	to	17.8718	18,622,511	0.75	1.30	to	2.30	6.27	to	7.36
	December 31, 2004	784,791	11.8836	to	16.6555	12,898,583	0.18	1.25	to	2.30	18.84	to	22.07
	December 31, 2003	403,105	13.3363	to	13.6441	5,464,413	0.16	1.35	to	2.30	29.09	to	30.34
	December 31, 2002 (b)	20,281	10.4355	to	10.4678	211,927	-	1.35	to	2.30	4.35	to	4.68
LAV
	December 31, 2006	1,530,051	13.6347	to	14.1549	21,338,547	0.81	1.35	to	2.30	12.01	to	13.10
	December 31, 2005	673,060	12.1780	to	12.5157	8,330,401	0.45	1.35	to	2.30	4.50	to	5.51
	December 31, 2004 (d)	344,432	11.6270	to	11.8619	4,063,023	0.73	1.25	to	2.30	13.04	to	16.27
LA1
	December 31, 2006	17,651,095	13.2854	to	18.1473	306,867,936	1.54	1.30	to	2.55	14.29	to	15.75
	December 31, 2005	11,563,674	11.5708	to	15.6855	174,257,651	1.17	1.30	to	2.55	0.62	to	1.91
	December 31, 2004	8,986,821	11.4511	to	15.3996	133,211,678	1.31	1.25	to	2.55	9.77	to	14.82
	December 31, 2003	2,488,679	11.9130	to	13.8575	33,267,291	1.89	1.35	to	2.55	19.13	to	29.25
	December 31, 2002 (b)	33,508	10.6887	to	10.7219	358,622	4.77	1.35	to	2.30	6.89	to	7.22
(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

LA9
	December 31, 2006	4,902,578	$11.8596	to	13.3200	$59,707,503	-%	1.30	to	2.55%	5.15	to	6.50%
	December 31, 2005	2,675,259	11.2788	to	12.5076	30,716,359	-	1.30	to	2.55	1.96	to	3.27
	December 31, 2004 (d)	1,203,674	11.0616	to	12.1119	13,428,847	-	1.25	to	2.55	8.39	to	21.12
LA2
	December 31, 2006	4,471,238	13.7695	to	19.0113	81,834,682	0.63	1.30	to	2.55	9.38	to	10.78
	December 31, 2005	2,743,587	12.5489	to	17.1707	45,585,122	0.51	1.30	to	2.55	5.47	to	6.82
	December 31, 2004	2,592,930	11.8315	to	16.0827	40,628,899	0.51	1.25	to	2.55	18.32	to	22.36
	December 31, 2003	437,574	12.4541	to	13.1433	5,685,572	1.01	1.35	to	2.30	20.80	to	23.07
	December 31, 2002 (b)	26,664	10.6397	to	10.6794	284,181	3.92	1.35	to	2.30	6.40	to	6.79
MF7
	December 31, 2006	6,133,332	10.5636	to	12.9429	75,695,316	5.91	1.00	to	2.55	2.20	to	3.82
	December 31, 2005	6,270,011	10.3358	to	12.4661	75,047,190	5.84	1.00	to	2.55	(0.99)	to	0.58
	December 31, 2004	6,078,648	10.4393	to	12.3943	72,842,791	5.91	1.00	to	2.55	3.20	to	4.85
	December 31, 2003	5,706,413	10.1153	to	11.8211	65,794,236	4.22	1.00	to	2.55	1.15	to	8.34
	December 31, 2002	3,399,082	10.5580	to	10.9115	36,841,435	3.50	1.00	to	2.10	5.58	to	8.81
BDS
	December 31, 2006	8,059,857	13.7634	to	15.1894	119,031,240	6.18	1.15	to	1.85	3.26	to	4.00
	December 31, 2005	9,925,405	13.3159	to	14.6046	141,413,865	6.16	1.15	to	1.85	(0.12)	to	0.60
	December 31, 2004	11,381,676	13.3189	to	14.5404	161,562,164	6.19	1.15	to	1.85	4.28	to	5.04
	December 31, 2003	14,515,463	12.4728	to	13.8771	196,808,905	5.07	1.15	to	1.85	7.69	to	8.62
	December 31, 2002	16,672,091	11.8359	to	12.8247	209,295,113	3.62	1.00	to	1.85	7.56	to	8.50
MFD
	December 31, 2006	3,012,379	9.0437	to	15.2763	29,113,014	-	1.00	to	2.30	3.62	to	5.00
	December 31, 2005	3,518,217	8.6877	to	14.5788	32,540,878	0.37	1.00	to	2.30	(1.67)	to	(0.37)
	December 31, 2004	3,522,979	8.7952	to	14.6624	32,971,898	-	1.00	to	2.10	8.23	to	9.67
	December 31, 2003	3,536,749	8.0892	to	13.3964	30,045,935	-	1.00	to	2.30	25.40	to	27.07
	December 31, 2002	3,163,343	6.4212	to	10.5642	20,470,534	0.15	1.00	to	2.10	(33.81)	to	5.64
CAS
	December 31, 2006	33,490,792	5.6481	to	28.3245	450,366,226	0.20	1.00	to	1.85	4.41	to	5.31
	December 31, 2005	41,628,520	5.4069	to	26.9998	548,698,901	0.64	1.00	to	1.85	(0.95)	to	(0.09)
	December 31, 2004	41,868,827	5.4557	to	27.1281	564,955,111	0.06	1.00	to	1.85	8.96	to	9.91
	December 31, 2003	47,654,629	5.0044	to	24.7780	612,259,795	-	1.00	to	1.85	26.33	to	27.42
	December 31, 2002	53,276,821	3.9494	to	19.5203	560,298,723	0.17	1.00	to	1.85	(80.74)	to	(33.06)
CO1
	December 31, 2006	1,377,231	9.9965	to	16.8521	16,161,723	0.25	1.10	to	2.25	11.46	to	12.77
	December 31, 2005	1,483,374	8.9324	to	14.9595	14,992,153	0.69	1.10	to	2.25	(0.96)	to	0.20
	December 31, 2004	1,675,705	8.9826	to	14.9448	16,686,864	0.29	1.10	to	2.25	9.93	to	16.04
	December 31, 2003	1,740,370	8.1338	to	13.4434	15,053,183	0.14	1.10	to	2.30	25.06	to	26.60
	December 31, 2002	1,659,796	6.4740	to	10.6299	10,868,241	0.06	1.10	to	2.30	(31.83)	to	6.30
COS
	December 31, 2006	16,499,273	6.5622	to	18.9934	168,139,747	0.52	1.00	to	1.85	12.21	to	13.18
	December 31, 2005	21,130,668	5.8304	to	16.8464	194,106,985	0.95	1.00	to	1.85	(0.24)	to	0.63
	December 31, 2004	26,220,995	5.8264	to	16.8061	245,462,968	0.49	1.00	to	1.85	10.70	to	11.67
	December 31, 2003	31,162,190	5.2469	to	15.1086	265,953,050	0.36	1.00	to	1.85	25.93	to	27.02
	December 31, 2002	36,579,889	4.1530	to	11.9403	248,530,711	0.09	1.00	to	1.85	(31.68)	to	(31.09)
MFF
	December 31, 2006	1,615,364	10.0706	to	17.3526	18,737,905	-	1.00	to	2.30	5.23	to	6.62
	December 31, 2005	1,747,003	9.5267	to	16.3077	18,519,452	-	1.00	to	2.30	6.40	to	7.81
	December 31, 2004	1,863,783	8.9127	to	15.1566	18,305,802	-	1.00	to	2.25	10.36	to	11.83
	December 31, 2003	1,705,653	8.0389	to	13.5806	14,517,814	-	1.15	to	2.25	28.12	to	29.83
	December 31, 2002	1,550,123	6.2456	to	10.4817	9,746,182	-	1.15	to	1.90	(35.57)	to	4.82
EGS
	December 31, 2006	24,616,070	5.2490	to	22.1693	263,364,457	-	1.00	to	1.85	6.03	to	6.94
	December 31, 2005	30,633,904	4.9480	to	20.8097	315,569,435	-	1.00	to	1.85	7.12	to	8.05
	December 31, 2004	37,868,174	4.6166	to	19.3335	375,214,309	-	1.00	to	1.85	11.14	to	12.11
	December 31, 2003	44,118,674	4.1517	to	17.3124	407,376,323	-	1.00	to	1.85	29.06	to	30.18
	December 31, 2002	50,696,788	3.2151	to	13.3500	370,438,018	-	1.00	to	1.85	(35.40)	to	(34.83)

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
EM1
	December 31, 2006	813,675	$ 14.2242	to	33.1470	$ 18,546,786	0.90%	1.15	to	2.50%	26.66	to	28.41%
	December 31, 2005	441,657	11.2417	to	25.8270	10,352,754	0.51	1.15	to	2.25	12.42	to	34.88
	December 31, 2004	340,870	15.4356	to	19.1577	6,301,071	0.84	1.15	to	1.85	24.28	to	25.42
	December 31, 2003	336,533	12.4202	to	15.2823	4,983,507	0.39	1.15	to	2.05	49.01	to	50.38
	December 31, 2002	204,949	9.8964	to	10.1593	2,036,932	1.18	1.15	to	1.85	(3.93)	to	1.59
EME
	December 31, 2006	3,300,914	24.4161	to	29.5347	87,687,610	1.12	1.00	to	1.85	27.76	to	28.87
	December 31, 2005	3,923,235	19.1105	to	22.6447	81,260,933	0.68	1.00	to	1.85	34.24	to	35.40
	December 31, 2004	3,707,620	14.2359	to	16.7834	57,029,517	1.02	1.00	to	1.85	24.82	to	25.91
	December 31, 2003	3,765,936	11.4049	to	13.3776	46,170,963	0.59	1.00	to	1.85	49.78	to	51.08
	December 31, 2002	3,685,145	7.6143	to	8.8861	30,076,632	1.24	1.00	to	1.85	(3.75)	to	(2.92)
GG1
	December 31, 2006	283,792	10.4123	to	14.0408	3,762,442	-	1.15	to	1.85	2.77	to	3.50
	December 31, 2005	327,850	11.8827	to	13.6067	4,232,469	10.41	1.15	to	1.85	(9.20)	to	(8.56)
	December 31, 2004	340,389	13.0273	to	14.9250	4,820,154	12.26	1.15	to	1.85	7.76	to	8.53
	December 31, 2003	408,658	12.0336	to	13.7443	5,349,433	5.62	1.15	to	1.85	13.17	to	13.98
	December 31, 2002	344,004	10.5848	to	11.5577	3,969,895	-	1.15	to	2.05	5.85	to	18.91
GGS
	December 31, 2006	2,234,976	13.4688	to	19.1593	36,201,209	-	1.00	to	1.85	3.03	to	3.92
	December 31, 2005	2,809,654	13.0728	to	18.5077	43,876,264	10.70	1.00	to	1.85	(8.92)	to	(8.13)
	December 31, 2004	3,280,149	14.3527	to	20.2232	56,460,907	12.59	1.00	to	1.85	8.02	to	8.96
	December 31, 2003	3,854,620	12.3771	to	18.6329	61,738,804	5.37	1.00	to	1.85	13.46	to	14.44
	December 31, 2002	4,610,834	11.7112	to	16.3444	64,709,568	-	1.00	to	1.85	18.39	to	19.25
GG2
	December 31, 2006	548,900	14.1520	to	19.6328	8,624,775	0.33	1.00	to	2.10	14.55	to	15.84
	December 31, 2005	552,979	12.3227	to	16.9829	7,538,233	0.23	1.00	to	2.10	7.44	to	8.64
	December 31, 2004	614,351	11.4406	to	15.6639	7,740,130	0.31	1.00	to	2.10	12.75	to	14.25
	December 31, 2003	615,859	10.1003	to	13.7376	6,778,114	0.26	1.00	to	2.30	32.02	to	33.78
	December 31, 2002	468,329	7.6154	to	10.2750	3,713,489	0.25	1.00	to	1.85	(21.15)	to	2.75
GGR
	December 31, 2006	7,063,308	9.8502	to	30.0902	140,323,466	0.56	1.00	to	1.85	15.21	to	16.20
	December 31, 2005	8,221,692	8.5455	to	25.9940	145,928,483	0.47	1.00	to	1.85	8.00	to	8.94
	December 31, 2004	9,885,010	7.9081	to	23.9533	165,248,378	0.48	1.00	to	1.85	13.47	to	14.45
	December 31, 2003	11,683,281	6.9659	to	21.0097	175,751,261	0.49	1.15	to	1.85	32.94	to	34.09
	December 31, 2002	13,695,036	5.2372	to	15.7288	157,722,758	0.28	1.15	to	1.85	(20.86)	to	(20.29)
GT2
	December 31, 2006	1,149,650	14.9739	to	17.2425	18,291,763	0.66	1.15	to	2.05	14.52	to	15.57
	December 31, 2005	1,195,804	13.4408	to	14.9273	16,498,684	3.81	1.00	to	2.05	1.42	to	2.51
	December 31, 2004	1,049,400	13.2252	to	14.5915	14,165,553	2.33	1.15	to	2.05	14.47	to	15.53
	December 31, 2003	965,835	11.5294	to	12.6366	11,304,042	2.14	1.15	to	2.05	20.02	to	21.13
	December 31, 2002	575,530	9.5864	to	9.6983	5,544,326	1.70	1.00	to	1.85	(1.45)	to	(0.60)
GTR
	December 31, 2006	7,258,332	14.7633	to	28.1974	156,233,915	0.92	1.15	to	1.85	15.11	to	15.95
	December 31, 2005	8,201,461	12.8186	to	24.3793	156,049,255	4.27	1.15	to	1.85	1.85	to	2.59
	December 31, 2004	8,363,603	12.5796	to	23.8232	160,297,490	2.50	1.15	to	1.85	14.94	to	15.78
	December 31, 2003	8,836,494	10.9384	to	20.6270	151,229,262	2.10	1.15	to	1.85	20.70	to	21.58
	December 31, 2002	5,490,465	9.0578	to	17.0082	76,987,347	1.91	1.15	to	1.85	(1.26)	to	(0.54)
MFK
	December 31, 2006	25,308,705	9.9499	to	11.7457	272,332,913	4.56	1.00	to	2.55	0.84	to	2.44
	December 31, 2005	19,255,861	9.8669	to	11.4658	205,291,955	4.32	1.00	to	2.55	(0.59)	to	0.99
	December 31, 2004	15,785,190	9.9252	to	11.3535	169,069,438	5.19	1.00	to	2.55	0.86	to	2.51
	December 31, 2003	12,383,782	9.8364	to	11.0490	131,892,096	3.98	1.10	to	2.55	(1.64)	to	0.85
	December 31, 2002	8,558,119	10.2092	to	10.9594	93,288,471	3.90	1.00	to	2.30	2.09	to	8.34
GSS
	December 31, 2006	18,582,159	12.3657	to	19.7009	283,320,766	5.07	1.00	to	1.85	1.77	to	2.65
	December 31, 2005	22,849,712	12.1380	to	19.2660	344,042,581	4.75	1.00	to	1.85	0.42	to	1.28
	December 31, 2004	26,991,543	12.0756	to	19.0953	406,733,201	5.63	1.00	to	1.85	1.84	to	2.72
	December 31, 2003	35,262,145	11.8457	to	18.6615	521,823,973	4.70	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	50,577,174	11.8031	to	18.5247	743,720,269	4.46	1.00	to	1.85	7.77	to	8.71

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
MFC
	December 31, 2006	8,020,269	$11.4368	to	14.9231	$114,743,896	8.08%	1.00	to	2.55%	7.25	to	8.95%
	December 31, 2005	7,227,900	10.6154	to	13.7254	95,167,528	7.45	1.00	to	2.55	(0.66)	to	0.92
	December 31, 2004	7,034,638	10.6489	to	13.6280	92,066,666	6.45	1.00	to	2.55	6.49	to	8.27
	December 31, 2003	6,699,213	10.8910	to	12.6501	81,254,026	8.01	1.10	to	2.55	8.91	to	20.00
	December 31, 2002	3,266,770	9.9081	to	10.6087	32,604,716	9.43	1.00	to	2.25	0.07	to	6.09
HYS
	December 31, 2006	11,347,579	12.8873	to	25.1862	186,188,557	8.37	1.00	to	1.85	8.36	to	9.29
	December 31, 2005	14,094,783	11.8935	to	23.1337	214,798,743	8.45	1.00	to	1.85	0.31	to	1.17
	December 31, 2004	17,473,238	11.8536	to	22.9531	267,795,978	7.78	1.00	to	1.85	7.51	to	8.45
	December 31, 2003	21,115,563	11.0197	to	21.2473	302,952,628	8.99	1.00	to	1.85	19.20	to	20.23
	December 31, 2002	20,985,015	9.2403	to	17.7408	257,293,833	10.19	1.00	to	1.85	0.80	to	1.67
IG1
	December 31, 2006	1,126,228	17.9775	to	23.0061	20,902,161	0.45	1.00	to	2.05	23.18	to	24.50
	December 31, 2005	1,221,898	14.5644	to	18.5160	18,247,713	0.70	1.00	to	2.05	12.28	to	13.48
	December 31, 2004	1,328,474	12.9450	to	16.3494	17,567,913	0.38	1.00	to	2.05	16.14	to	17.39
	December 31, 2003	1,333,889	11.1229	to	13.9554	15,049,223	0.54	1.15	to	2.05	35.52	to	36.97
	December 31, 2002	1,265,240	8.1908	to	10.2091	10,427,953	0.64	1.15	to	1.85	(14.25)	to	2.09
IGS
	December 31, 2006	7,850,731	14.4597	to	19.7805	131,169,208	0.68	1.00	to	1.85	23.72	to	24.78
	December 31, 2005	8,840,529	11.6819	to	15.8737	119,334,575	0.93	1.00	to	1.85	12.79	to	13.76
	December 31, 2004	9,969,224	10.3519	to	13.9724	119,165,042	0.56	1.00	to	1.85	16.73	to	17.75
	December 31, 2003	10,442,087	8.8633	to	11.8829	106,629,189	0.75	1.00	to	1.85	36.10	to	37.28
	December 31, 2002	11,708,342	6.5089	to	8.6679	87,260,895	0.56	1.00	to	1.85	(13.52)	to	(12.77)
MI1
	December 31, 2006	703,270	20.2099	to	24.7123	14,701,003	1.07	1.15	to	2.05	26.32	to	27.47
	December 31, 2005	661,889	15.9668	to	19.3959	10,873,687	0.88	1.15	to	1.85	12.81	to	13.62
	December 31, 2004	464,476	14.1533	to	17.0802	6,685,849	0.67	1.15	to	1.85	25.37	to	26.27
	December 31, 2003	399,293	11.2880	to	13.5336	4,572,074	0.68	1.15	to	1.85	30.74	to	31.67
	December 31, 2002	253,434	8.6349	to	10.2839	2,198,379	0.97	1.15	to	1.85	(7.70)	to	2.84
MII
	December 31, 2006	5,838,111	17.5246	to	27.5761	129,700,838	1.24	1.00	to	1.85	26.84	to	27.94
	December 31, 2005	5,984,457	13.8089	to	21.6372	105,062,829	1.11	1.00	to	1.85	13.09	to	14.07
	December 31, 2004	5,206,659	12.2041	to	19.0416	82,150,477	0.73	1.00	to	1.85	25.65	to	26.74
	December 31, 2003	4,579,850	9.7077	to	15.0821	58,724,401	1.02	1.15	to	1.85	31.16	to	32.29
	December 31, 2002	4,845,066	7.3979	to	11.4447	48,423,016	0.81	1.15	to	1.85	(7.68)	to	(7.01)
M1B
	December 31, 2006	6,763,495	9.6001	to	14.6951	78,640,745		1.00	to	2.55	4.68	to	6.34
	December 31, 2005	7,285,892	9.1054	to	13.8464	78,659,290	0.28	1.00	to	2.55	1.51	to	3.12
	December 31, 2004	7,277,585	8.9065	to	13.4550	75,706,711		1.00	to	2.55	6.56	to	8.26
	December 31, 2003	6,650,621	8.2983	to	12.4536	61,950,966		1.00	to	2.55	10.66	to	21.62
	December 31, 2002	4,230,272	6.8823	to	10.2607	29,392,471	0.12	1.00	to	2.10	(29.45)	to	2.61
MIS
	December 31, 2006	35,387,641	6.3943	to	11.4456	309,578,994	0.10	1.00	to	1.85	5.68	to	6.59
	December 31, 2005	43,809,878	6.0476	to	10.7527	365,666,252	0.52	1.00	to	1.85	2.45	to	3.33
	December 31, 2004	52,900,145	5.9002	to	10.4204	431,900,622	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	61,247,213	5.4818	to	9.6165	464,658,182		1.00	to	1.85	21.11	to	22.15
	December 31, 2002	65,830,913	4.5242	to	7.8833	411,220,281	0.15	1.00	to	1.85	(29.39)	to	(28.78)
MFL
	December 31, 2006	19,922,745	11.4804	to	16.5607	295,643,335	0.60	1.00	to	2.55	10.17	to	11.91
	December 31, 2005	14,452,676	10.3470	to	14.8278	185,054,959	0.84	1.00	to	2.55	4.69	to	6.35
	December 31, 2004	7,171,814	9.8134	to	13.9709	75,087,391	0.83	1.00	to	2.25	9.16	to	14.32
	December 31, 2003	7,446,726	8.9484	to	12.6554	69,845,786	0.92	1.00	to	2.30	19.64	to	21.23
	December 31, 2002	6,235,850	7.4454	to	10.4607	46,842,065	0.95	1.00	to	2.10	(22.85)	to	4.61

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31						For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
MIT
	December 31, 2006	47,922,260	$9.5591	to	33.9245	$759,598,902	0.82%	1.00	to	1.85%	11.21	to	12.17
	December 31, 2005	59,467,044	8.5910	to	30.3594	858,600,168	0.97	1.00	to	1.85	5.72	to	6.63
	December 31, 2004	71,195,865	8.1222	to	28.5811	993,646,065	1.03	1.00	to	1.85	9.91	to	10.86
	December 31, 2003	82,105,319	7.3861	to	25.8800	1,068,836,521	1.14	1.00	to	1.85	20.56	to	21.61
	December 31, 2002	93,484,847	6.1232	to	21.3640	1,027,852,421	1.03	1.00	to	1.85	(22.69)	to	(22.01)
MC1
	December 31, 2006	3,386,735	7.6371	to	16.7744	35,351,366	-	1.00	to	2.55	(0.40)	to	1.18
	December 31, 2005	3,978,465	7.6135	to	16.6129	40,389,836	-	1.00	to	2.55	0.16	to	1.75
	December 31, 2004	4,467,480	7.5470	to	16.3597	44,072,943	-	1.00	to	2.55	11.36	to	13.14
	December 31, 2003	4,289,811	6.7284	to	14.4891	36,228,952	-	1.00	to	2.55	21.51	to	35.96
	December 31, 2002	2,772,461	4.9917	to	10.6720	14,018,481	-	1.00	to	2.25	(48.15)	to	6.72
MCS
	December 31, 2006	9,323,613	5.4047	to	5.8972	53,469,128	-	1.15	to	1.85	0.45	to	1.18
	December 31, 2005	12,048,420	5.3749	to	5.7777	68,651,430	-	1.15	to	1.85	1.20	to	1.93
	December 31, 2004	14,935,080	5.3057	to	5.6681	83,825,087	-	1.15	to	1.85	12.50	to	13.32
	December 31, 2003	15,334,959	4.7114	to	5.0019	76,141,789	-	1.15	to	1.85	35.33	to	36.31
	December 31, 2002	10,939,748	3.4780	to	3.6695	39,906,465	-	1.15	to	1.85	(48.14)	to	(47.76)
MCV
	December 31, 2006	1,467,221	13.7842	to	18.9695	24,368,309	-	1.15	to	2.55	8.19	to	9.74
	December 31, 2005	1,682,084	12.6762	to	17.2950	25,549,351	-	1.15	to	2.55	4.67	to	6.17
	December 31, 2004	1,649,863	12.0488	to	16.2981	23,975,740	-	1.15	to	2.55	18.64	to	20.35
	December 31, 2003	1,271,769	10.1039	to	13.5495	15,678,656	0.03	1.15	to	2.55	22.81	to	30.39
	December 31, 2002 (c)	86,168	7.8310	to	10.3969	703,547	-	1.15	to	2.05	(21.69)	to	3.97
MM1
	December 31, 2006	15,330,003	9.7773	to	10.4095	153,918,543	4.28	1.00	to	2.55	1.68	to	3.29
	December 31, 2005	11,958,338	9.5912	to	10.1022	117,199,576	2.49	1.00	to	2.55	(0.14)	to	1.44
	December 31, 2004	8,633,307	9.5804	to	9.9889	84,038,433	0.64	1.00	to	2.55	(2.00)	to	(0.11)
	December 31, 2003	4,896,722	9.7496	to	9.9778	48,317,367	0.38	1.00	to	2.55	(1.93)	to	(0.63)
	December 31, 2002	5,279,063	9.9247	to	10.0406	52,748,947	1.00	1.00	to	2.10	(0.85)	to	0.01
MMS
	December 31, 2006	14,751,948	10.3731	to	13.9040	182,628,575	4.56	1.00	to	1.85	2.66	to	3.55
	December 31, 2005	15,938,732	10.1733	to	13.4788	191,927,367	2.67	1.00	to	1.85	0.82	to	1.70
	December 31, 2004	19,134,186	10.0645	to	13.3052	228,260,816	0.80	1.00	to	1.85	(1.04)	to	(0.19)
	December 31, 2003	27,710,277	10.1449	to	13.3815	333,687,915	0.64	1.00	to	1.85	(1.23)	to	(0.38)
	December 31, 2002	47,957,226	10.2453	to	13.4839	581,571,010	1.26	1.00	to	1.85	(55.73)	to	0.26
M1A
	December 31, 2006	8,544,360	10.5494	to	16.8413	128,060,378	-	1.00	to	2.55	10.02	to	11.77
	December 31, 2005	6,422,025	9.5394	to	15.0983	82,239,579	-	1.00	to	2.55	2.29	to	3.91
	December 31, 2004	4,707,914	9.2786	to	14.5596	54,151,676	-	1.00	to	2.55	4.47	to	26.21
	December 31, 2003	3,069,941	8.8358	to	13.7450	28,856,139	-	1.00	to	2.30	22.94	to	33.66
	December 31, 2002	2,530,871	6.6917	to	10.2978	17,111,473	-	1.00	to	2.05	(34.89)	to	2.98
NWD
	December 31, 2006	10,624,368	8.5367	to	16.9125	125,408,472	-	1.00	to	1.85	11.08	to	12.04
	December 31, 2005	12,797,342	7.6617	to	15.1157	137,501,927	-	1.00	to	1.85	3.27	to	4.16
	December 31, 2004	15,598,558	7.3969	to	14.5325	164,314,000	-	1.00	to	1.85	5.49	to	6.41
	December 31, 2003	17,567,342	6.9904	to	13.6762	176,434,664	-	1.00	to	1.85	32.79	to	33.94
	December 31, 2002	18,934,627	5.2482	to	10.2251	142,395,159	-	1.00	to	1.85	(34.69)	to	(34.13)
RE1
	December 31, 2006	2,112,711	11.2383	to	17.0586	28,453,629	0.42	1.10	to	2.30	7.79	to	9.11
	December 31, 2005	2,260,668	10.3786	to	15.6503	27,431,958	0.37	1.10	to	2.25	5.29	to	6.53
	December 31, 2004	2,212,955	9.8168	to	14.7062	24,899,828	0.76	1.10	to	2.10	13.05	to	17.40
	December 31, 2003	1,658,552	8.6571	to	12.8834	15,941,604	0.54	1.10	to	2.15	15.22	to	23.64
	December 31, 2002	998,378	7.0555	to	10.4308	7,124,245	0.39	1.10	to	2.05	(26.73)	to	4.31

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Investment Ratio*	lowest to highest**			lowest to highest***

RES
	December 31, 2006	18,185,522	$7.7933	to	25.7598	$297,727,331	0.66%	1.15	to	1.85%	8.52	to	9.30%
	December 31, 2005	23,187,138	7.1781	to	23.6255	352,950,696	0.58	1.15	to	1.85	6.02	to	6.78
	December 31, 2004	28,414,936	6.7673	to	22.1793	416,020,180	0.93	1.15	to	1.85	13.68	to	14.51
	December 31, 2003	34,114,618	5.9499	to	19.4171	449,074,479	0.86	1.15	to	1.85	23.00	to	23.89
	December 31, 2002	40,346,263	4.8348	to	15.7110	442,075,147	0.42	1.00	to	1.85	(26.53)	to	(25.99)
RG1
	December 31, 2006	979,416	12.3578	to	17.4884	12,643,624	0.41	1.00	to	2.05	11.12	to	12.31
	December 31, 2005	870,283	11.1213	to	15.6035	9,951,870	0.44	1.10	to	2.05	4.21	to	5.22
	December 31, 2004	905,199	10.6715	to	14.8441	9,872,571	0.47	1.10	to	2.05	11.94	to	13.03
	December 31, 2003	919,450	9.5333	to	13.1465	8,883,437	0.59	1.10	to	2.05	24.88	to	26.09
	December 31, 2002	836,210	7.6204	to	10.4365	6,404,569	0.67	1.10	to	1.85	(23.54)	to	4.37
RGS
	December 31, 2006	6,003,584	10.8138	to	16.4253	77,970,401	0.60	1.00	to	1.85	11.64	to	12.60
	December 31, 2005	6,688,530	9.7530	to	14.6071	78,190,704	0.69	1.00	to	1.85	4.59	to	5.49
	December 31, 2004	7,171,116	9.2426	to	13.8656	80,437,148	0.67	1.00	to	1.85	12.50	to	13.48
	December 31, 2003	7,761,504	8.2069	to	12.2587	77,446,938	0.77	1.15	to	1.85	25.50	to	26.59
	December 31, 2002	7,794,225	6.5327	to	9.7214	61,785,510	0.71	1.15	to	1.85	(22.86)	to	(22.30)
RI1
	December 31, 2006	6,902,034	16.7358	to	23.0340	148,626,673	0.93	1.00	to	2.55	24.02	to	25.98
	December 31, 2005	5,123,155	13.4517	to	18.3201	87,231,876	0.59	1.15	to	2.55	13.24	to	14.86
	December 31, 2004	4,045,282	11.8126	to	15.9581	59,726,643	0.38	1.15	to	2.55	17.87	to	19.57
	December 31, 2003	2,221,110	10.6762	to	13.3535	27,027,191	0.26	1.15	to	2.55	25.72	to	31.87
	December 31, 2002	688,316	8.1535	to	10.1312	5,755,219	0.28	1.15	to	2.10	(13.67)	to	1.31
RIS
	December 31, 2006	6,522,015	14.1980	to	25.1497	111,472,872	1.14	1.15	to	1.85	25.12	to	26.03
	December 31, 2005	6,756,158	11.3347	to	19.9559	91,829,693	0.79	1.15	to	1.85	14.41	to	15.24
	December 31, 2004	7,228,881	9.8769	to	17.3169	85,264,194	0.48	1.15	to	1.85	18.95	to	19.82
	December 31, 2003	7,413,002	8.2779	to	14.4526	73,292,770	0.61	1.15	to	1.85	31.38	to	32.34
	December 31, 2002	8,305,636	6.2814	to	10.9211	61,819,925	0.26	1.15	to	1.85	(13.12)	to	(12.49)
SG1
	December 31, 2006	2,994,133	9.0166	to	15.4698	38,158,701	-	1.15	to	2.55	3.67	to	5.15
	December 31, 2005	3,249,303	8.6358	to	14.7193	39,158,679	0.12	1.15	to	2.55	(1.40)	to	0.01
	December 31, 2004	3,351,218	8.6962	to	14.7251	40,429,490	-	1.00	to	2.55	3.86	to	5.51
	December 31, 2003	2,600,189	8.3133	to	13.9839	29,290,904	-	1.00	to	2.55	13.46	to	25.78
	December 31, 2002	729,461	6.6667	to	11.1313	4,997,289	-	1.00	to	2.05	(31.44)	to	11.31
SGS
	December 31, 2006	4,617,313	5.8000	to	7.7263	30,067,773	-	1.00	to	1.85	4.61	to	5.52
	December 31, 2005	5,803,755	5.5414	to	7.3504	36,169,909	0.34	1.00	to	1.85	(0.47)	to	0.39
	December 31, 2004	7,207,008	5.5648	to	7.3502	45,009,582	-	1.00	to	1.85	4.84	to	5.75
	December 31, 2003	7,977,749	5.3050	to	6.9772	47,472,900	-	1.00	to	1.85	25.18	to	26.25
	December 31, 2002	8,056,046	4.2359	to	5.5475	38,193,061	-	1.00	to	1.85	(31.40)	to	(30.80)
SI1
	December 31, 2006	1,662,083	11.2160	to	13.5062	21,695,648	5.71	1.15	to	2.30	4.01	to	5.23
	December 31, 2005	1,805,113	11.9667	to	12.7313	22,487,758	6.66	1.15	to	2.30	(0.72)	to	0.44
	December 31, 2004	1,930,592	12.0538	to	12.6752	24,035,088	5.67	1.15	to	2.25	5.34	to	6.59
	December 31, 2003	1,775,616	11.4507	to	11.8921	20,856,822	4.05	1.15	to	2.25	9.89	to	11.18
	December 31, 2002	1,211,192	10.4234	to	10.6959	12,904,706	3.83	1.00	to	2.30	4.23	to	6.23
SIS
	December 31, 2006	3,797,869	13.2544	to	14.2929	52,671,180	6.07	1.15	to	1.85	4.74	to	5.50
	December 31, 2005	4,397,877	12.6479	to	13.5477	58,018,808	7.12	1.15	to	1.85	0.01	to	0.73
	December 31, 2004	4,922,159	12.6404	to	13.4491	64,706,617	4.80	1.15	to	1.85	6.04	to	6.81
	December 31, 2003	5,366,035	11.9144	to	12.5915	66,281,500	4.48	1.15	to	1.85	10.80	to	11.60
	December 31, 2002	5,060,468	10.7476	to	11.2823	56,213,140	4.38	1.00	to	1.85	5.50	to	6.26
SVS
	December 31, 2006	611,352	12.1335	to	17.5537	8,983,508	0.55	1.15	to	2.35	11.25	to	12.62
	December 31, 2005	796,494	10.8728	to	15.5949	10,531,335	0.75	1.15	to	2.30	(3.00)	to	(1.86)
	December 31, 2004	847,507	11.1803	to	15.8984	11,455,484	0.23	1.15	to	2.25	15.05	to	16.41
	December 31, 2003	696,940	9.6926	to	13.6640	8,170,754	0.09	1.15	to	2.30	24.10	to	25.56
	December 31, 2002 (c)	131,129	7.8014	to	10.8817	1,072,102	-	1.15	to	2.10	(21.99)	to	8.82

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

TE1
	December 31, 2006	332,775	$9.0680	to	19.8947	$3,147,970	-%	1.15	to	1.85%	19.35	to	20.20%
	December 31, 2005	419,282	7.5980	to	16.5602	3,377,159	-	1.15	to	1.85	4.07	to	4.81
	December 31, 2004	482,254	7.3009	to	15.8084	3,633,413	-	1.15	to	1.85	(0.13)	to	0.79
	December 31, 2003	547,602	7.2956	to	15.6925	4,095,386	-	1.15	to	2.05	42.38	to	43.69
	December 31, 2002	292,860	5.1135	to	10.9267	1,507,781	-	1.15	to	1.85	(47.37)	to	9.27
TEC
	December 31, 2006	4,306,342	4.0772	to	4.6453	18,818,345	-	1.15	to	1.85	19.72	to	20.57
	December 31, 2005	5,244,561	3.4021	to	3.8152	18,988,564	-	1.15	to	1.85	4.23	to	4.99
	December 31, 2004	6,675,608	3.2606	to	3.6344	23,074,612	-	1.15	to	1.85	0.54	to	1.27
	December 31, 2003	8,298,127	3.2398	to	3.5893	28,352,273	-	1.00	to	2.50	42.71	to	43.74
	December 31, 2002	5,811,547	2.2680	to	2.5067	14,026,934	-	1.00	to	1.85	(46.99)	to	(46.53)
MFJ
	December 31, 2006	53,249,495	12.0173	to	14.9995	751,331,290	2.50	1.00	to	2.55	9.06	to	10.79
	December 31, 2005	49,480,358	10.9837	to	13.5657	629,492,828	2.32	1.00	to	2.55	0.20	to	1.79
	December 31, 2004	35,062,662	10.9007	to	13.3545	433,233,722	2.17	1.00	to	2.55	8.30	to	10.03
	December 31, 2003	21,048,945	10.2866	to	12.1619	231,480,462	2.74	1.00	to	2.50	9.69	to	15.66
	December 31, 2002	13,048,289	9.0028	to	10.5361	120,728,633	2.87	1.00	to	2.30	(9.97)	to	5.36
TRS
	December 31, 2006	49,201,194	13.3518	to	34.0206	1,081,166,349	2.82	1.15	to	1.85	10.15	to	10.95
	December 31, 2005	61,210,836	12.1091	to	30.7387	1,229,097,435	2.66	1.15	to	1.85	1.12	to	1.85
	December 31, 2004	70,122,337	11.9625	to	30.2533	1,417,695,061	2.52	1.00	to	1.85	9.40	to	10.35
	December 31, 2003	77,917,832	10.9232	to	27.5211	1,465,467,127	3.35	1.00	to	1.85	14.98	to	15.98
	December 31, 2002	86,032,615	9.4901	to	23.8208	1,430,271,084	3.22	1.00	to	1.85	(68.81)	to	(6.66)
MFE
	December 31, 2006	2,880,540	16.8080	to	28.8532	64,951,521	2.61	1.00	to	2.35	28.87	to	30.65
	December 31, 2005	2,310,367	12.9764	to	22.1297	37,623,081	0.76	1.00	to	2.30	14.35	to	15.81
	December 31, 2004	1,823,681	11.3020	to	19.1479	24,246,657	1.74	1.00	to	2.25	21.17	to	28.71
	December 31, 2003	1,653,827	8.8571	to	14.9068	15,912,021	2.77	1.00	to	2.30	32.90	to	34.67
	December 31, 2002	1,391,497	6.6338	to	11.0847	9,331,003	3.74	1.00	to	2.05	(25.56)	to	10.85
UTS
	December 31, 2006	14,522,188	13.9930	to	44.0096	327,399,609	2.98	1.15	to	1.85	29.84	to	30.78
	December 31, 2005	16,956,503	10.7441	to	33.7338	299,205,027	0.99	1.15	to	1.85	15.13	to	15.96
	December 31, 2004	18,353,815	9.3039	to	29.1618	285,330,031	1.95	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	20,380,385	7.2490	to	22.6819	249,989,394	3.17	1.15	to	1.85	33.74	to	34.71
	December 31, 2002	22,902,575	5.4038	to	16.8792	210,814,418	3.79	1.00	to	1.85	(25.26)	to	(24.72)
MV1
	December 31, 2006	8,782,638	13.9154	to	18.4691	138,689,478	1.28	1.00	to	2.55	17.59	to	19.46
	December 31, 2005	9,478,274	11.7960	to	15.4922	124,900,820	1.19	1.00	to	2.55	3.64	to	5.28
	December 31, 2004	9,411,407	11.3265	to	14.7447	117,692,787	1.14	1.00	to	2.55	12.24	to	14.03
	December 31, 2003	7,717,616	10.0399	to	12.9572	83,091,042	1.35	1.00	to	2.55	18.88	to	23.84
	December 31, 2002	5,567,204	8.2070	to	10.4844	46,412,389	0.75	1.00	to	2.10	(17.93)	to	4.84
MVS
	December 31, 2006	17,360,967	14.2333	to	20.1884	314,343,755	1.54	1.15	to	1.85	18.73	to	19.59
	December 31, 2005	20,463,991	11.9762	to	16.8820	311,868,666	1.40	1.15	to	1.85	4.63	to	5.39
	December 31, 2004	22,855,509	11.4346	to	16.0188	332,260,043	1.30	1.00	to	1.85	13.38	to	14.36
	December 31, 2003	23,811,669	10.0749	to	14.0264	304,199,758	1.63	1.15	to	1.85	23.00	to	24.06
	December 31, 2002	25,236,732	8.1828	to	11.3216	261,243,141	0.83	1.00	to	1.85	(15.18)	to	(14.44)
OCA
	December 31, 2006	2,590,414	11.9843	to	16.1528	39,813,448	0.18	1.30	to	2.55	4.94	to	6.29
	December 31, 2005	2,328,976	11.4153	to	15.2053	33,917,242	0.71	1.30	to	2.55	2.20	to	3.50
	December 31, 2004	2,178,624	12.2953	to	14.6981	30,806,058	0.22	1.25	to	2.55	3.89	to	5.17
	December 31, 2003	1,528,490	11.8349	to	13.9752	20,450,955	0.02	1.35	to	2.55	18.35	to	28.93
	December 31, 2002 (b)	16,503	10.8085	to	10.8398	178,514	-	1.35	to	2.05	8.09	to	8.40
OGG
	December 31, 2006	1,996,825	15.4407	to	16.0948	31,585,162	0.68	1.30	to	2.30	14.67	to	15.84
	December 31, 2005	991,457	13.5710	to	13.8938	13,587,975	0.67	1.30	to	2.30	11.44	to	12.58
	December 31, 2004 (d)	514,788	12.1774	to	12.3035	6,301,890	0.10	1.25	to	2.30	16.14	to	17.27
(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

OMG
	December 31, 2006	31,198,650	$12.9188	to	16.1003	$484,702,859	0.79%	1.30	to	2.55%	11.84	to	13.27%
	December 31, 2005	17,938,766	11.4982	to	14.2212	246,848,978	0.91	1.30	to	2.55	3.05	to	4.37
	December 31, 2004	8,686,835	11.1107	to	13.6327	114,799,188	0.25	1.25	to	2.55	6.36	to	11.40
	December 31, 2003	509,155	11.8023	to	12.6618	6,365,427	0.19	1.35	to	2.30	16.55	to	24.73
	December 31, 2002 (b)	17,855	9.5579	to	10.1512	180,752		1.35	to	2.25	(4.42)	to	1.51
OMS
	December 31, 2006	925,673	14.9139	to	20.7493	18,678,581	0.02	1.30	to	2.30	12.03	to	13.17
	December 31, 2005	595,796	13.3787	to	18.3437	10,694,455	-	1.35	to	2.30	7.20	to	8.24
	December 31, 2004	489,698	15.2353	to	16.9475	8,170,089	-	1.25	to	2.30	16.43	to	17.57
	December 31, 2003	236,889	13.7917	to	14.4153	3,383,961	-	1.35	to	2.30	30.85	to	42.30
	December 31, 2002 (b)	15,242	10.0990	to	10.1304	154,060	-	1.35	to	2.10	0.99	to	1.30
PMB
	December 31, 2006	534,239	12.6765	to	19.6898	9,997,829	5.39	1.30	to	2.25	6.82	to	7.86
	December 31, 2005	290,180	11.8652	to	18.2643	5,141,808	5.13	1.35	to	2.25	8.30	to	9.29
	December 31, 2004 (d)	96,856	15.8431	to	16.7115	1,583,863	4.20	1.25	to	2.25	9.59	to	10.61
PLD
	December 31, 2006	45,681,184	9.9020	to	10.2799	463,694,126	4.25	1.30	to	2.55	1.33	to	2.63
	December 31, 2005	23,604,352	9.7717	to	10.0216	234,513,041	2.90	1.30	to	2.55	(1.56)	to	(0.30)
	December 31, 2004 (d)	11,851,375	9.9261	to	10.0564	118,663,580	1.46	1.25	to	2.55	(0.75)	to	0.47
PRR
	December 31, 2006	3,162,459	10.1108	to	12.1816	37,613,046	4.23	1.30	to	2.35	(1.65)	to	(0.59)
	December 31, 2005	2,712,386	10.2970	to	12.2602	32,648,274	2.84	1.30	to	2.30	(0.24)	to	0.77
	December 31, 2004	1,942,972	10.2697	to	12.1722	23,367,250	1.04	1.25	to	2.30	2.70	to	7.44
	December 31, 2003	997,936	11.1063	to	11.3288	11,220,537	1.66	1.35	to	2.30	6.35	to	7.38
	December 31, 2002 (b)	48,547	10.5171	to	10.5497	511,033	3.18	1.35	to	2.10	5.17	to	5.50
PTR
	December 31, 2006	6,231,960	10.2806	to	11.5442	70,316,909	4.41	1.30	to	2.55	1.21	to	2.51
	December 31, 2005	5,192,072	10.1577	to	11.2677	57,410,982	3.44	1.30	to	2.55	(0.15)	to	1.12
	December 31, 2004	4,491,441	10.1448	to	11.1480	49,373,803	1.90	1.25	to	2.55	1.45	to	3.47
	December 31, 2003	3,385,657	9.9532	to	10.7740	36,064,300	2.54	1.35	to	2.55	(0.47)	to	3.63
	December 31, 2002 (b)	144,063	10.3584	to	10.4113	1,494,943	3.71	1.35	to	2.25	3.58	to	4.11
PRA
	December 31, 2006	192,534	10.4068	to	10.5620	2,021,607	6.50	1.35	to	2.25	2.31	to	3.25
	December 31, 2005 (f)	18,761	10.2116	to	10.2236	191,646	4.67	1.35	to	2.05	2.12	to	2.24
PCR
	December 31, 2006	494,790	9.7092	to	9.8541	4,852,130	6.00	1.30	to	2.30	(5.32)	to	(4.36)
	December 31, 2005 (f)	49,012	10.2856	to	10.3019	504,509	2.08	1.35	to	2.30	2.86	to	3.02
SSA
	December 31, 2006	403,028	12.4447	to	13.6457	5,143,745	1.56	1.30	to	2.30	17.03	to	18.22
	December 31, 2005	146,395	10.7134	to	11.5423	1,582,621	0.00	1.30	to	2.30	(3.25)	to	(2.26)
	December 31, 2004 (d)	99,939	11.0730	to	11.1712	1,110,866	0.09	1.25	to	2.30	10.73	to	11.71
LGF
	December 31, 2006 (h)	80,896	9.8104	to	9.8937	797,765	-	1.35	to	2.10	(1.60)	to	(1.10)
IGB
	December 31, 2006	821,108	10.4189	to	10.7963	8,748,658	5.05	1.30	to	2.30	2.73	to	3.78
	December 31, 2005	340,324	10.2177	to	10.4083	3,511,097	4.45	1.30	to	2.30	(0.60)	to	0.41
	December 31, 2004 (d)	67,201	10.2282	to	10.3705	694,126	4.32	1.25	to	2.30	2.28	to	3.71
SRE
	December 31, 2006	5,480,387	17.7423	to	18.3844	99,533,635	1.38	1.30	to	2.55	35.12	to	36.85
	December 31, 2005	3,596,058	13.1306	to	13.4410	47,926,006	1.38	1.30	to	2.55	6.58	to	7.95
	December 31, 2004 (d)	1,693,151	12.3194	to	12.4577	20,994,795	-	1.25	to	2.55	23.19	to	24.58
SC3
	December 31, 2006	769,769	22.8241	to	27.3850	19,831,254	1.58	1.35	to	2.55	35.43	to	37.09
	December 31, 2005	967,700	16.8526	to	20.0460	18,256,525	1.61	1.35	to	2.55	6.88	to	8.19
	December 31, 2004	1,046,871	15.7675	to	18.5935	18,344,566	1.68	1.25	to	2.55	29.91	to	31.52
	December 31, 2003	960,307	12.1371	to	14.1883	12,836,641	-	1.35	to	2.55	21.37	to	34.11
	December 31, 2002 (b)	27,198	10.0602	to	10.0914	273,956	34.66	1.35	to	2.10	0.60	to	0.91

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.
(h) For the period May 1, 2006 (commencement of operations) through December 31, 2006.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
			Unit Fair Value				Investment	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***

CMM
	December 31, 2006	119,244	$10.1589	to	10.3821	$1,230,135	4.30%	1.35	to	2.05%	2.21	to	2.93%
	December 31, 2005 (e)	48,728	10.0463	to	10.0862	490,142	2.24	1.35	to	1.85	0.46	to	0.86
WTF
	December 31, 2006	76,127	13.3415	to	13.6344	1,031,416	0.29	1.35	to	2.25	17.02	to	18.09
	December 31, 2005 (e)	36,338	11.4820	to	11.5458	418,444		1.35	to	2.05	14.82	to	15.46
USC
	December 31, 2006	2,650	11.7457			31,111	0.13	1.65			6.10
	December 31, 2005 (e)	699	11.0707			7,735		1.65			10.71

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.
* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.
*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts of Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Columbia Funds VIT Small Cap Value Fund Sub-Account, Columbia Funds VIT Marsico 21st Century Portfolio Sub-Account, Columbia Funds VIT Marsico Growth Portfolio Sub-Account, Columbia VIT Marsico International Opportunities Portfolio Sub-Account, Fidelity VIP Freedom 2010 Portfolio Sub-Account, Fidelity VIP Freedom 2015 Portfolio Sub-Account, Fidelity VIP Freedom 2020 Portfolio Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund Sub-Account, Franklin Templeton VIP Developing Markets Securities Fund Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Fund Sub-Account, Franklin Templeton VIP Small Cap Value Securities Fund Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Government S Class Sub-Account, MFS/Sun Life Global Government Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer Capital Appreciation Fund Sub-Account, Oppenheimer Global Securities Fund Sub-Account, Oppenheimer Main Street Fund Sub-Account, Oppenheimer Main St. Small Cap Fund Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, PIMCO VIT All Asset Portfolio Sub-Account, PIMCO VIT Commodity Real Return Strategy Portfolio Sub-Account, SCAT Sun Capital All Cap S Class Sub-Account, SCAT Sun Capital FI Large Cap Growth Fund Sub-Account, SCAT Sun Capital Investment Grade Bond S Class Sub-Account, SCAT Sun Capital Real Estate Fund S Class Sub-Account, SCAT Sun Capital Real Estate Fund Sub-Account, SCAT Sun Capital Money Market S Class Sub-Account, Wanger Advisors Trust Wanger Select Sub-Account, and Wanger Advisors Trust Wanger U.S. Smaller Companies Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the "Sub-Accounts"), as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

April 20, 2007
Boston, Massachusetts